[WELLS FARGO FUNDS LOGO]

WELLS FARGO STOCK FUNDS

SEMI-ANNUAL REPORT

DIVERSIFIED EQUITY FUND
DIVERSIFIED SMALL CAP FUND
EQUITY INCOME FUND
EQUITY INDEX FUND
EQUITY VALUE FUND
GROWTH FUND
GROWTH EQUITY FUND
INDEX FUND
INTERNATIONAL FUND
INTERNATIONAL EQUITY FUND
LARGE CAP APPRECIATION FUND
LARGE COMPANY GROWTH FUND
MID CAP GROWTH FUND
SIFE SPECIALIZED FINANCIAL SERVICES FUND
SMALL CAP GROWTH FUND
SMALL CAP OPPORTUNITIES FUND
SMALL CAP VALUE FUND
SMALL COMPANY GROWTH FUND
SMALL COMPANY VALUE FUND
SPECIALIZED HEALTH SCIENCES FUND
SPECIALIZED TECHNOLOGY FUND

MARCH 31, 2002

[GRAPHIC]

                                                                     STOCK FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

PERFORMANCE HIGHLIGHTS

   DIVERSIFIED EQUITY FUND                                                  2

   DIVERSIFIED SMALL CAP FUND                                               4

   EQUITY INCOME FUND                                                       6

   EQUITY INDEX FUND                                                        8

   EQUITY VALUE FUND                                                       10

   GROWTH FUND                                                             12

   GROWTH EQUITY FUND                                                      14

   INDEX FUND                                                              16

   INTERNATIONAL FUND                                                      18

   INTERNATIONAL EQUITY FUND                                               20

   LARGE CAP APPRECIATION FUND                                             22

   LARGE COMPANY GROWTH FUND                                               24

   MID CAP GROWTH FUND                                                     26

   SIFE SPECIALIZED FINANCIAL SERVICES FUND                                28

   SMALL CAP GROWTH FUND                                                   30

   SMALL CAP OPPORTUNITIES FUND                                            32

   SMALL CAP VALUE FUND                                                    34

   SMALL COMPANY GROWTH FUND                                               36

   SMALL COMPANY VALUE FUND                                                38

   SPECIALIZED HEALTH SCIENCES FUND                                        40

   SPECIALIZED TECHNOLOGY FUND                                             42

PORTFOLIO OF INVESTMENTS

   DIVERSIFIED EQUITY FUND                                                 44

   DIVERSIFIED SMALL CAP FUND                                              45

   EQUITY INCOME FUND                                                      46

   EQUITY INDEX FUND                                                       47

   EQUITY VALUE FUND                                                       62

   GROWTH FUND                                                             65

   GROWTH EQUITY FUND                                                      68

   INDEX FUND                                                              69

   INTERNATIONAL FUND                                                      70

   INTERNATIONAL EQUITY FUND                                               71

   LARGE CAP APPRECIATION FUND                                             75

   LARGE COMPANY GROWTH FUND                                               76

   MID CAP GROWTH FUND                                                     77

   SIFE SPECIALIZED FINANCIAL SERVICES FUND                                82

   SMALL CAP GROWTH FUND                                                   84

   SMALL CAP OPPORTUNITIES FUND                                            89

   SMALL CAP VALUE FUND                                                    94

   SMALL COMPANY GROWTH FUND                                               95

   SMALL COMPANY VALUE FUND                                                96

   SPECIALIZED HEALTH SCIENCES FUND                                        97

   SPECIALIZED TECHNOLOGY FUND                                            100

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                   104

   STATEMENTS OF OPERATIONS                                               108

   STATEMENTS OF CHANGES IN NET ASSETS                                    114

   FINANCIAL HIGHLIGHTS                                                   126

NOTES TO FINANCIAL HIGHLIGHTS                                             140

NOTES TO FINANCIAL STATEMENTS                                             141

                                 CORE PORTFOLIOS

PORTFOLIO OF INVESTMENTS

   DISCIPLINED GROWTH PORTFOLIO                                           151

   EQUITY INCOME PORTFOLIO                                                154

   INDEX PORTFOLIO                                                        157

   INTERNATIONAL PORTFOLIO                                                172

   INTERNATIONAL EQUITY PORTFOLIO                                         176

   LARGE CAP APPRECIATION PORTFOLIO                                       180

   LARGE COMPANY GROWTH PORTFOLIO                                         184

   SMALL CAP INDEX PORTFOLIO                                              186

   SMALL CAP VALUE PORTFOLIO                                              203

   SMALL COMPANY GROWTH PORTFOLIO                                         208

   SMALL COMPANY VALUE PORTFOLIO                                          213

FINANCIAL STATEMENTS

   STATEMENTS OF ASSETS AND LIABILITIES                                   218

   STATEMENTS OF OPERATIONS                                               220

   STATEMENTS OF CHANGES IN NET ASSETS                                    222

   FINANCIAL HIGHLIGHTS                                                   224

NOTES TO FINANCIAL STATEMENTS                                             227

BOARD OF TRUSTEES                                                         232

LIST OF ABBREVIATIONS                                                     234


NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

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THIS PAGE IS INTENTIONALLY LEFT BLANK--

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DEAR VALUED SHAREHOLDERS,

     We are pleased to provide you with this WELLS FARGO STOCK FUNDS semi-annual report for the six-month period ending March 31, 2002. On the following pages, you'll find a discussion of each Fund, including performance highlights, the Fund manager's strategic outlook, as well as interesting facts and figures about each portfolio.

THE ECONOMY: A SURPRISING REBOUND

     After the tragedy of September 11, many market observers expected the U.S. economy to sink into a prolonged recession. Many industries, including the airlines and other travel-related businesses, saw business decline sharply, while the psychological trauma to the nation threatened to broaden the economic downturn. In response, the Federal Reserve Board (the Fed) lowered interest rates to 1.75%, a 40-year low. Remarkably, by early 2002, talk of recession ended as housing, consumer spending and business investment helped drive a strong, broad-based recovery. Longer-term interest rates, which typically respond to market forces rather than Fed action, began to rise as the economy strengthened. However, long-term rates were still quite low by historical standards. Indeed, with inflation low, the Fed indicated that it was cautious about raising short-term interest rates and potentially adversely affecting the chance of a recovery.

STOCKS: LOOKING FOR REAL PROFITS

     After rallying at a double-digit rate during the fourth quarter of 2001, stocks were essentially flat during the first quarter of 2002, as investors awaited tangible evidence of corporate profitability. The Enron debacle and subsequent concerns about the integrity of corporate financial and accounting disclosure also weighed heavily on the market.

     In general, investors preferred small and mid cap stocks to the big blue-chip issues, which is typical when the economy is coming out of a recession. Although growth stocks were more popular in the fall of 2001, the value investment style was back in vogue during early 2002, led by the financial services sector, which responded well to the low interest-rate environment and improving economy. In addition, economically cyclical sectors, such as retail and transportation, were especially strong. For the first time since 2000, international stocks outperformed the U.S. stock market in the first quarter of 2001; Asia, excluding Japan, was particularly strong, as the region is highly dependent on a healthy U.S. economy.

LOOKING AHEAD

     Even as the economy has moved to firmer footing, worries over the outlook in 2002 have continued to build. Factors that have led to recent economic growth, including heavy mortgage financing activity, tax rebates and an unusually mild winter, are probably one-time events. Other concerns that could negatively affect growth include the escalating tension in the Middle East and oil-related uncertainties, the possibility of a partial credit squeeze in the commercial paper market, a sudden decline in home prices, and the risk of a consumer relapse after boom-like growth late last year. Still, the economy appears resilient enough to avoid falling into recession again, which commonly occurs during the early stages of an economic recovery. The fact that inflation is subdued and interest rates are low by historical standards should help contain what might otherwise threaten an economic growth cycle.

     In terms of the stock market, companies' growth in operating profits may resume in the second quarter of 2002 and could reach double digits during the second half of the year. Growth comparisons over the previous year may contribute to much of the improvement, along with the potential for increased revenue growth if the economic recovery continues to take hold. Equally important, businesses already are countering weak pricing power with remarkable gains in labor productivity, containing unit labor cost increases and setting the stage for an expansion of profit margins. However, investors in the stock market are cautious, demanding tangible evidence of earnings improvement. That could leave stocks adrift until early this summer.

     Given these uncertainties in the market, it is important to ensure your portfolio is properly diversified. Mutual funds, such as WELLS FARGO FUNDS(R), can be a good way to accomplish this goal, because your investment is pooled with thousands of other investors.

     Thank you for choosing WELLS FARGO FUNDS. We appreciate the confidence in us that your investment represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222.

Sincerely

/s/ Michael J. Hogan

Michael J. Hogan

President

WELLS FARGO FUNDS

PERFORMANCE HIGHLIGHTS

DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE

The Wells Fargo Diversified Equity Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS

Wells Capital Management Incorporated

Cadence Capital Management

Peregrine Capital Management, Inc.

Smith Asset Management Group, LP

Schroder Investment Management North America Inc.

FUND MANAGERS

Collectively Managed

INCEPTION DATE

12/31/88

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 12.28%(1) for the six-month period ended March 31, 2002, excluding sales charges, outperforming the S&P 500 Index(2), which returned 10.99%. The Fund's Class A shares distributed $0.15 per share in dividend income and $0.42 per share in capital gains during the period.

     Domestically, sectors that helped performance included energy, retail, transportation and other economically cyclical stocks, largely due to an improved economic outlook. Weakness in the portfolio was attributed in part to accounting controversies, as investors became much more concerned with financial reporting quality in the wake of the Enron bankruptcy. In addition, defensive areas of the market, such as health care stocks, performed poorly as investors sold those shares to participate in cyclical stocks. Although growth investing dominated in the post-September 11 environment in 2001, the value investment style outperformed the growth style during early 2002, as investors were not convinced that the improving economy would quickly translate into corporate profit advances.

      In the first three months of 2002, international markets outperformed the U.S. for the first time in two years. Japan's stock market exceeded expectations in response to certain government reforms. However, Japan's continuing efforts to overcome a 13-year bear market proved unsuccessful. In Europe, markets reacted positively to surprisingly strong economic data while emerging markets, particularly Asia, excluding Japan, performed very well in reaction to the U.S. economic rebound.

STRATEGIC OUTLOOK

     As we expect global growth expectations to be revised upward, we anticipate that the Fund's exposure to economically cyclical stocks may continue to be rewarded. The low inflation/low interest rate environment that characterized the end of the six-month period, coupled with a potentially improving corporate profit outlook, could provide solid support to the stock market. Because profits were so weak in 2001, profits in 2002 may look especially robust. In addition, many corporations have reduced costs so that even a slight pickup in economic activity could produce significant earnings gains. However, stock selection within sectors may prove to be particularly important as stocks may be vulnerable to earnings disappointments in a volatile market.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Diversified Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Diversified Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                      INCLUDING SALES CHARGE                EXCLUDING SALES CHARGE
                                              ------------------------------------   ------------------------------------
                                              6-MONTH*  1-YEAR    5-YEAR   10-YEAR   6-MONTH*  1-YEAR    5-YEAR   10-YEAR
WELLS FARGO DIVERSIFIED EQUITY FUND-CLASS A     5.83    (4.69)     8.42     11.26     12.28     1.12      9.71     11.92

WELLS FARGO DIVERSIFIED EQUITY FUND-CLASS B     6.90    (4.58)     8.60     11.09     11.90     0.39      8.89     11.09

WELLS FARGO DIVERSIFIED EQUITY FUND-CLASS C    10.90    (0.58)     8.95     11.12     11.90     0.41      8.95     11.12

WELLS FARGO DIVERSIFIED EQUITY FUND-INSTITUTIONAL CLASS                               12.44     1.40      9.77     11.95

BENCHMARK

  S&P 500 INDEX                                                                       10.99     0.24     10.18     13.25

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   CHARACTERISTICS (AS OF MARCH 31, 2002)

BETA**                                                0.92

PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)         28.48(X)

PRICE TO BOOK RATIO                                   3.65(X)

MEDIAN MARKET CAP ($B)                                22.2

NUMBER OF HOLDINGS                                    1499

PORTFOLIO TURNOVER                                      19%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.


   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)

   PFIZER INCORPORATED                       2.13%

   MICROSOFT CORPORATION                     2.09%

   AMERICAN INTERNATIONAL GROUP              2.07%

   INTEL CORPORATION                         1.63%

   EXXON MOBIL CORPORATION                   1.54%

   HOME DEPOT INCORPORATED                   1.53%

   GENERAL ELECTRIC COMPANY                  1.49%

   IBM CORPORATION                           1.46%

   PEPSICO INCORPORATED                      1.34%

   FIRST DATA CORPORATION                    1.20%


SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)

[CHART]

Financial Services                            15%
International                                 15%
Consumer Discretionary                        13%
Industrials                                   13%
Information Technology                        12%
Health Care                                   10%
Consumer Staples                               6%
Energy                                         5%
Basic Materials                                3%
Utilities                                      3%
Cash                                           3%
Telecommunications Services                    2%


GROWTH OF $10,000 INVESTMENT(5)

[CHART]

          WELLS FARGO DIVERSIFIED EQUITY FUND - CLASS A    S&P 500 INDEX    WELLS FARGO DIVERSIFIED EQUITY FUND - CLASS I
 3/92                              $ 9,425                    $10,000                    $10,000
 4/92                              $ 9,529                    $10,294                    $10,110
 5/92                              $ 9,657                    $10,344                    $10,246
 6/92                              $ 9,390                    $10,190                    $ 9,962
 7/92                              $ 9,714                    $10,606                    $10,306
 8/92                              $ 9,533                    $10,389                    $10,115
 9/92                              $ 9,618                    $10,511                    $10,205
10/92                              $ 9,683                    $10,548                    $10,274
11/92                              $10,088                    $10,907                    $10,703
12/92                              $10,199                    $11,041                    $10,822
 1/93                              $10,209                    $11,133                    $10,832
 2/93                              $10,134                    $11,285                    $10,752
 3/93                              $10,500                    $11,523                    $11,141
 4/93                              $10,254                    $11,244                    $10,880
 5/93                              $10,601                    $11,545                    $11,248
 6/93                              $10,550                    $11,579                    $11,194
 7/93                              $10,616                    $11,532                    $11,264
 8/93                              $11,097                    $11,970                    $11,773
 9/93                              $11,135                    $11,878                    $11,814
10/93                              $11,317                    $12,124                    $12,007
11/93                              $11,077                    $12,008                    $11,752
12/93                              $11,438                    $12,153                    $12,135
 1/94                              $11,823                    $12,567                    $12,544
 2/94                              $11,585                    $12,226                    $12,292
 3/94                              $11,057                    $11,693                    $11,731
 4/94                              $11,178                    $11,842                    $11,859
 5/94                              $11,278                    $12,037                    $11,966
 6/94                              $10,914                    $11,742                    $11,580
 7/94                              $11,272                    $12,127                    $11,960
 8/94                              $11,834                    $12,625                    $12,543
 9/94                              $11,611                    $12,316                    $12,319
10/94                              $11,822                    $12,593                    $12,543
11/94                              $11,380                    $12,134                    $12,074
12/94                              $11,532                    $12,314                    $12,236
 1/95                              $11,659                    $12,633                    $12,370
 2/95                              $12,022                    $13,125                    $12,755
 3/95                              $12,411                    $13,512                    $13,168
 4/95                              $12,742                    $13,909                    $13,520
 5/95                              $13,137                    $14,464                    $13,938
 6/95                              $13,547                    $14,800                    $14,374
 7/95                              $14,142                    $15,290                    $15,004
 8/95                              $14,189                    $15,329                    $15,055
 9/95                              $14,736                    $15,975                    $15,635
10/95                              $14,484                    $15,918                    $15,367
11/95                              $14,973                    $16,616                    $15,886
12/95                              $15,100                    $16,936                    $16,021
 1/96                              $15,531                    $17,512                    $16,478
 2/96                              $15,822                    $17,675                    $16,787
 3/96                              $16,032                    $17,845                    $17,010
 4/96                              $16,480                    $18,107                    $17,486
 5/96                              $16,861                    $18,572                    $17,884
 6/96                              $16,800                    $18,643                    $17,825
 7/96                              $15,984                    $17,819                    $16,959
 8/96                              $16,309                    $18,195                    $17,304
 9/96                              $17,181                    $19,217                    $18,229
10/96                              $17,297                    $19,748                    $18,352
11/96                              $18,384                    $21,239                    $19,505
12/96                              $18,191                    $20,818                    $19,294
 1/97                              $19,072                    $22,117                    $20,235
 2/97                              $19,066                    $22,292                    $20,229
 3/97                              $18,291                    $21,378                    $19,407
 4/97                              $19,061                    $22,652                    $20,223
 5/97                              $20,360                    $24,036                    $21,596
 6/97                              $21,314                    $25,106                    $22,608
 7/97                              $22,786                    $27,102                    $24,176
 8/97                              $21,620                    $25,584                    $22,939
 9/97                              $22,897                    $26,983                    $24,294
10/97                              $21,966                    $26,082                    $23,306
11/97                              $22,546                    $27,290                    $23,915
12/97                              $22,862                    $27,759                    $24,257
 1/98                              $23,125                    $28,064                    $24,535
 2/98                              $24,758                    $30,088                    $26,268
 3/98                              $25,843                    $31,628                    $27,413
 4/98                              $26,225                    $31,951                    $27,818
 5/98                              $25,670                    $31,401                    $27,236
 6/98                              $26,493                    $32,676                    $28,109
 7/98                              $26,034                    $32,330                    $27,622
 8/98                              $22,195                    $27,658                    $23,548
 9/98                              $23,333                    $29,431                    $24,756
10/98                              $24,895                    $31,824                    $26,414
11/98                              $26,374                    $33,752                    $27,982
12/98                              $27,973                    $35,697                    $29,679
 1/99                              $28,781                    $37,199                    $30,530
 2/99                              $27,948                    $36,039                    $29,653
 3/99                              $28,940                    $37,480                    $30,706
 4/99                              $30,018                    $38,931                    $31,849
 5/99                              $29,540                    $38,012                    $31,342
 6/99                              $31,157                    $40,080                    $33,057
 7/99                              $30,514                    $38,829                    $32,375
 8/99                              $30,177                    $38,636                    $32,018
 9/99                              $29,393                    $37,577                    $31,180
10/99                              $30,820                    $39,956                    $32,693
11/99                              $31,708                    $40,767                    $33,642
12/99                              $33,692                    $43,168                    $35,747
 1/00                              $32,257                    $41,001                    $34,218
 2/00                              $32,250                    $40,226                    $34,211
 3/00                              $34,959                    $44,161                    $37,085
 4/00                              $34,119                    $42,831                    $36,193
 5/00                              $33,356                    $41,953                    $35,391
 6/00                              $34,280                    $42,990                    $36,365
 7/00                              $33,763                    $42,319                    $35,816
 8/00                              $35,606                    $44,947                    $37,778
 9/00                              $34,093                    $42,574                    $36,166
10/00                              $34,157                    $42,395                    $36,234
11/00                              $32,063                    $39,054                    $34,019
12/00                              $33,057                    $38,890                    $35,066
 1/01                              $33,591                    $40,271                    $35,633
 2/01                              $30,897                    $36,598                    $32,783
 3/01                              $28,745                    $34,278                    $30,500
 4/01                              $31,047                    $36,941                    $32,949
 5/01                              $31,111                    $37,189                    $33,033
 6/01                              $30,320                    $36,285                    $32,193
 7/01                              $29,864                    $35,929                    $31,717
 8/01                              $28,410                    $33,680                    $30,182
 9/01                              $25,888                    $30,959                    $27,506
10/01                              $26,551                    $31,550                    $28,216
11/01                              $28,439                    $33,970                    $30,228
12/01                              $28,866                    $34,269                    $30,696
 1/02                              $28,425                    $33,769                    $30,227
 2/02                              $27,869                    $33,117                    $29,643
 3/02                              $29,068                    $34,362                    $30,926



   Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected that fund's performance results.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Diversified Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE

The Wells Fargo Diversified Small Cap Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS

Wells Capital Management Incorporated

Smith Asset Management Group, LP

Peregrine Capital Management, Inc.

FUND MANAGERS

Collectively Managed

INCEPTION DATE

12/31/97

PERFORMANCE HIGHLIGHTS

     The Fund's Institutional Class shares returned 26.90%(1) for the six-month period ended March 31, 2002, excluding sales charges, outperforming the Russell 2000 Index(2), which returned 25.91%.

     Led by small cap stocks, the markets rallied during the period, driven by low interest rates, attractive stock prices, military success in Afghanistan, and investor anticipation of economic recovery. Small cap stocks in general outperformed the market over the period as the Russell 2000 Index produced returns that more than doubled the returns of the large cap averages. Historically, small cap stocks outperform large caps when the economy is emerging from recession, and this period was no exception.

     The trend favored economically cyclical stocks such as retail and some technology, but caused more defensive stocks, such as hospital management, to decline. Certain value sectors, such as transportation, performed well. Airline stocks recovered from their recent lows following the September 11 terrorist attacks. Trucking companies rallied as investors began to anticipate the economy's eventual recovery. However, telecommunications companies still performed poorly, reflecting a view of overcapacity in the sector.

STRATEGIC OUTLOOK

     We believe there may be relatively even performance between small cap growth and small cap value stocks in 2002, with value stocks potentially giving way to growth stocks once investors regain confidence in the economy. For growth stocks to outperform, companies may need to demonstrate strong earnings relative to their premium prices. While earnings growth prospects have gradually improved since the end of the recession, consistent performance has not been the norm. Meanwhile, by the end of the period, many emerging growth companies were trading at their lowest valuation levels since going public.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                               EXCLUDING SALES CHARGE
                                                                         --------------------------------
                                                                         6-MONTH*   1-YEAR   LIFE OF FUND
WELLS FARGO DIVERSIFIED SMALL CAP FUND-INSTITUTIONAL CLASS                26.90      18.03      5.22

BENCHMARK

     RUSSELL 2000 INDEX                                                   25.91      13.98      4.82

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   CHARACTERISTICS (AS OF MARCH 31, 2002)

BETA**                                                0.81

PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)          21.3(X)

PRICE TO BOOK RATIO                                   2.24(X)

MEDIAN MARKET CAP ($B)                                0.73

NUMBER OF HOLDINGS                                     821

PORTFOLIO TURNOVER                                      50%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.


   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)

CONSTELLATION BRANDS INCORPORATED                   0.91%

SIERRA HEALTH SERVICES                              0.85%

PEDIATRIX MEDICAL GROUP                             0.75%

NVR INCORPORATED                                    0.67%

WET SEAL INCORPORATED                               0.63%

COVENTRY HEALTH CARE INCORPORATED                   0.63%

RUBY TUESDAY INCORPORATED                           0.62%

NBTY INCORPORATED                                   0.61%

HARMAN INTERNATIONAL INDUSTRIES INCORPORATED        0.60%

MDC HOLDINGS INCORPORATED                           0.60%


SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)

[CHART]

Consumer Discretionary               22%
Financial Services                   16%
Industrials                          15%
Health Care                          12%
Information Technology               12%
Basic Materials                       7%
Consumer Staples                      5%
Energy                                4%
Cash                                  4%
Utilities                             3%


   GROWTH OF $10,000 INVESTMENT(5)

[GRAPH]

                   RUSSELL 2000 INDEX      WELLS FARGO DIVERSIFIED SMALL CAP FUND - CLASS I
12/97                    $10,000                              $10,000
 1/98                    $ 9,842                              $ 9,880
 2/98                    $10,569                              $10,690
 3/98                    $11,005                              $11,170
 4/98                    $11,065                              $11,220
 5/98                    $10,469                              $10,520
 6/98                    $10,491                              $10,450
 7/98                    $ 9,641                              $ 9,660
 8/98                    $ 7,769                              $ 7,600
 9/98                    $ 8,377                              $ 7,970
10/98                    $ 8,719                              $ 8,320
11/98                    $ 9,176                              $ 8,750
12/98                    $ 9,744                              $ 9,140
 1/99                    $ 9,873                              $ 9,040
 2/99                    $ 9,074                              $ 8,260
 3/99                    $ 9,215                              $ 8,150
 4/99                    $10,041                              $ 8,720
 5/99                    $10,187                              $ 8,990
 6/99                    $10,648                              $ 9,500
 7/99                    $10,356                              $ 9,450
 8/99                    $ 9,973                              $ 9,070
 9/99                    $ 9,975                              $ 9,020
10/99                    $10,016                              $ 9,020
11/99                    $10,614                              $ 9,370
12/99                    $11,815                              $10,040
 1/00                    $11,625                              $ 9,570
 2/00                    $13,544                              $10,400
 3/00                    $12,652                              $10,760
 4/00                    $11,890                              $10,690
 5/00                    $11,197                              $10,350
 6/00                    $12,173                              $10,810
 7/00                    $11,781                              $10,520
 8/00                    $12,680                              $11,440
 9/00                    $12,307                              $11,180
10/00                    $11,759                              $11,090
11/00                    $10,551                              $10,180
12/00                    $11,457                              $11,219
 1/01                    $12,054                              $11,475
 2/01                    $11,260                              $11,016
 3/01                    $10,709                              $10,516
 4/01                    $11,547                              $11,261
 5/01                    $11,831                              $11,507
 6/01                    $12,250                              $11,805
 7/01                    $11,587                              $11,549
 8/01                    $11,213                              $11,208
 9/01                    $ 9,703                              $ 9,781
10/01                    $10,271                              $10,143
11/01                    $11,066                              $10,890
12/01                    $11,749                              $11,452
 1/02                    $11,627                              $11,560
 2/02                    $11,308                              $11,506
 3/02                    $12,217                              $12,411


   Performance shown for the Institutional Class shares of the Wells Fargo Diversified Small Cap Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Diversified Small Cap Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Diversified Small Cap Fund Institutional Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The Wells Fargo Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Dave Roberts, CFA

Gary Dunn, CFA

INCEPTION DATE

03/31/89

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 10.51%(1) for the six-month period ended March 31, 2002, excluding sales charges, slightly underperforming the S&P 500 Index(2), which returned 10.99%, and also underperforming the Russell 1000 Value Index(3), which returned 11.77%. The Fund's Class A shares distributed $0.19 per share in dividend income and $0.99 per share in capital gains during the period.

     Weakness in the Fund's portfolio was attributed to its holdings in the telecommunications, health care and financial services sectors. Shares of AT&T and Verizon Communications suffered double-digit declines as their operating environment remained very competitive and there was excess operating capacity. Health care company Merck had a difficult six months as the company withdrew its FDA application for a major second-generation pharmaceutical product, a near-term setback for the company. Insurance giant American International Group's shares also declined during the period. The company responded to recent concerns from investors by announcing that it would provide more detailed financial disclosure.

     Sectors that helped the Fund's performance included materials, utilities and retail. Basic materials companies, such as DuPont and Rohm & Hass, both had stock prices up nearly 30% during the six-month period, largely due to an improved outlook for economic growth. Utility companies such as TXU were also strong performers. TXU, a Texas-based multinational energy services holding company that sells electricity and natural gas, appears to be poised to achieve stronger earnings and better free cash flow over the next few years. In addition, retailers Sears Roebuck, Target and May Department Stores all had significant stock price increases, despite a difficult retail environment.

STRATEGIC OUTLOOK

     Historically, in a period of rising interest rates, financial services companies, particularly banks and insurance companies, have tended to perform poorly. As a result, we intend to continue to underweight the financial services sector partly due to the likely increase in interest rates as the economy potentially continues to strengthen. Regardless of the economy's direction, the Fund's ownership of a broadly diversified portfolio of stocks with good current dividend yield, good long-term growth prospects and attractive valuation could produce competitive returns with minimal risk.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Income Equity Fund (the accounting survivor of a merger of the Norwest Advantage Income Equity Fund and the Stagecoach Diversified Equity Income Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A and Class B shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A and Class B sales charges and expenses, respectively. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                   INCLUDING SALES CHARGE         EXCLUDING SALES CHARGE
                                              ------------------------------- ------------------------------
                                              6-MONTH*  1-YEAR 5-YEAR 10-YEAR 6-MONTH* 1-YEAR 5-YEAR 10-YEAR
   WELLS FARGO EQUITY INCOME FUND-CLASS A       4.16    (0.60) 7.95   11.85   10.51    5.46   9.23   12.51

   WELLS FARGO EQUITY INCOME FUND-CLASS B       5.11    (0.31) 8.12   11.67   10.11    4.69   8.41   11.67

   WELLS FARGO EQUITY INCOME FUND-CLASS C       9.11     3.66  8.39   11.66   10.11    4.66   8.39   11.66

   WELLS FARGO EQUITY INCOME FUND-INSTITUTIONAL CLASS                         10.68    5.73   9.36   12.58

   BENCHMARKS

     S&P 500 INDEX                                                            10.99    0.24  10.18   13.25

     RUSSELL 1000 VALUE INDEX                                                 11.77    4.38  11.46   14.46

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)

BETA**                                               0.65

PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)         28.2(X)

PRICE TO BOOK RATIO                                   3.4(X)

MEDIAN MARKET CAP ($B)                               46.0

NUMBER OF HOLDINGS                                     44

PORTFOLIO TURNOVER                                      5%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.


   TEN LARGEST EQUITY HOLDINGS(4)  (AS OF MARCH 31, 2002)

   PEPSICO INCORPORATED                      4.36%

   ST PAUL COMPANIES INCORPORATED            4.30%

   FORTUNE BRANDS INCORPORATED               4.17%

   TXU CORPORATION                           4.01%

   IBM CORPORATION                           3.98%

   JP MORGAN CHASE & COMPANY                 3.60%

   TARGET CORPORATION                        3.35%

   EXXON MOBIL CORPORATION                   3.23%

   AEGON NV                                  3.05%

   PHILIP MORRIS COMPANIES INCORPORATED      3.04%


SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2002)

[CHART

Financial Services                        19%
Consumer Discretionary                    15%
Consumer Staples                          13%
Energy                                    10%
Industrials                                9%
Health Care                                8%
Cash                                       7%
Information Technology                     6%
Utilities                                  6%
Basic Materials                            4%
Telecommunications Services                3%


   GROWTH OF $10,000 INVESTMENT(6)

[GRAPH]

                              WELLS FARGO EQUITY                                   WELLS FARGO EQUITY            RUSSELL 1000
                            INCOME FUND - CLASS A          S&P 500 INDEX          INCOME FUND - CLASS I           VALUE INDEX
 3/92                              $ 9,425                    $10,000                    $10,000                    $10,000
 4/92                              $ 9,730                    $10,294                    $10,432                    $10,323
 5/92                              $ 9,732                    $10,344                    $10,483                    $10,325
 6/92                              $ 9,581                    $10,190                    $10,419                    $10,166
 7/92                              $10,046                    $10,606                    $10,798                    $10,659
 8/92                              $ 9,817                    $10,389                    $10,467                    $10,416
 9/92                              $ 9,900                    $10,511                    $10,611                    $10,504
10/92                              $ 9,847                    $10,548                    $10,621                    $10,448
11/92                              $10,129                    $10,907                    $10,969                    $10,747
12/92                              $10,191                    $11,041                    $11,233                    $10,813
 1/93                              $10,111                    $11,133                    $11,558                    $10,728
 2/93                              $10,281                    $11,285                    $11,962                    $10,908
 3/93                              $10,613                    $11,523                    $12,315                    $11,261
 4/93                              $10,463                    $11,244                    $12,157                    $11,102
 5/93                              $10,766                    $11,545                    $12,401                    $11,423
 6/93                              $10,691                    $11,579                    $12,677                    $11,343
 7/93                              $10,674                    $11,532                    $12,816                    $11,325
 8/93                              $11,099                    $11,970                    $13,279                    $11,777
 9/93                              $10,988                    $11,878                    $13,301                    $11,658
10/93                              $11,046                    $12,124                    $13,291                    $11,720
11/93                              $10,893                    $12,008                    $13,014                    $11,558
12/93                              $10,969                    $12,153                    $13,263                    $11,638
 1/94                              $11,266                    $12,567                    $13,761                    $11,954
 2/94                              $10,929                    $12,226                    $13,292                    $11,596
 3/94                              $10,472                    $11,693                    $12,796                    $11,111
 4/94                              $10,621                    $11,842                    $13,042                    $11,269
 5/94                              $10,894                    $12,037                    $13,193                    $11,559
 6/94                              $10,635                    $11,742                    $12,877                    $11,284
 7/94                              $10,932                    $12,127                    $13,277                    $11,599
 8/94                              $11,644                    $12,625                    $13,660                    $12,354
 9/94                              $11,452                    $12,316                    $13,207                    $12,151
10/94                              $11,677                    $12,593                    $13,391                    $12,389
11/94                              $11,338                    $12,134                    $12,851                    $12,029
12/94                              $11,479                    $12,314                    $13,000                    $12,179
 1/95                              $11,815                    $12,633                    $13,401                    $12,536
 2/95                              $12,324                    $13,125                    $13,931                    $13,076
 3/95                              $12,655                    $13,512                    $14,238                    $13,427
 4/95                              $13,040                    $13,909                    $14,688                    $13,836
 5/95                              $13,537                    $14,464                    $15,305                    $14,363
 6/95                              $13,628                    $14,800                    $15,511                    $14,460
 7/95                              $13,978                    $15,290                    $16,051                    $14,830
 8/95                              $14,045                    $15,329                    $16,278                    $14,902
 9/95                              $14,780                    $15,975                    $16,867                    $15,682
10/95                              $14,713                    $15,918                    $16,700                    $15,610
11/95                              $15,515                    $16,616                    $17,545                    $16,462
12/95                              $15,890                    $16,936                    $17,985                    $16,859
 1/96                              $16,451                    $17,512                    $18,546                    $17,454
 2/96                              $16,544                    $17,675                    $18,687                    $17,553
 3/96                              $16,737                    $17,845                    $19,005                    $17,758
 4/96                              $16,978                    $18,107                    $19,077                    $18,014
 5/96                              $17,382                    $18,572                    $19,316                    $18,442
 6/96                              $17,571                    $18,643                    $19,331                    $18,636
 7/96                              $16,869                    $17,819                    $18,600                    $17,898
 8/96                              $17,097                    $18,195                    $19,132                    $18,140
 9/96                              $17,850                    $19,217                    $19,894                    $18,939
10/96                              $18,187                    $19,748                    $20,664                    $19,297
11/96                              $19,466                    $21,239                    $22,162                    $20,661
12/96                              $19,106                    $20,818                    $21,878                    $20,272
 1/97                              $20,051                    $22,117                    $22,939                    $21,268
 2/97                              $20,338                    $22,292                    $23,276                    $21,579
 3/97                              $19,698                    $21,378                    $22,438                    $20,900
 4/97                              $20,333                    $22,652                    $23,381                    $21,574
 5/97                              $21,276                    $24,036                    $24,688                    $22,574
 6/97                              $22,186                    $25,106                    $25,747                    $23,533
 7/97                              $23,655                    $27,102                    $27,683                    $25,092
 8/97                              $22,509                    $25,584                    $26,698                    $23,876
 9/97                              $23,649                    $26,983                    $28,310                    $25,092
10/97                              $22,915                    $26,082                    $27,520                    $24,314
11/97                              $24,009                    $27,290                    $28,737                    $25,474
12/97                              $24,469                    $27,759                    $29,576                    $25,956
 1/98                              $24,502                    $28,064                    $29,156                    $25,998
 2/98                              $26,145                    $30,088                    $31,118                    $27,740
 3/98                              $27,521                    $31,628                    $33,022                    $29,201
 4/98                              $27,774                    $31,951                    $33,244                    $29,462
 5/98                              $27,369                    $31,401                    $32,752                    $29,032
 6/98                              $27,804                    $32,676                    $33,171                    $29,493
 7/98                              $27,011                    $32,330                    $32,587                    $28,659
 8/98                              $23,618                    $27,658                    $27,738                    $25,053
 9/98                              $24,920                    $29,431                    $29,330                    $26,441
10/98                              $26,692                    $31,824                    $31,603                    $28,314
11/98                              $27,947                    $33,752                    $33,076                    $29,645
12/98                              $28,829                    $35,697                    $34,201                    $30,588
 1/99                              $28,748                    $37,199                    $34,474                    $30,502
 2/99                              $28,815                    $36,039                    $33,988                    $30,567
 3/99                              $29,940                    $37,480                    $34,692                    $31,761
 4/99                              $31,485                    $38,931                    $37,932                    $33,406
 5/99                              $31,404                    $38,012                    $37,515                    $33,313
 6/99                              $32,691                    $40,080                    $38,603                    $34,686
 7/99                              $31,821                    $38,829                    $37,472                    $33,763
 8/99                              $31,292                    $38,636                    $36,081                    $33,194
 9/99                              $30,097                    $37,577                    $34,822                    $31,927
10/99                              $30,928                    $39,956                    $36,828                    $32,808
11/99                              $31,160                    $40,767                    $36,541                    $33,062
12/99                              $31,212                    $43,168                    $36,716                    $33,122
 1/00                              $29,638                    $41,001                    $35,519                    $31,459
 2/00                              $27,372                    $40,226                    $32,880                    $29,061
 3/00                              $30,108                    $44,161                    $36,891                    $31,977
 4/00                              $29,961                    $42,831                    $36,464                    $31,828
 5/00                              $30,452                    $41,953                    $36,846                    $32,349
 6/00                              $29,739                    $42,990                    $35,163                    $31,597
 7/00                              $29,142                    $42,319                    $35,602                    $30,970
 8/00                              $30,777                    $44,947                    $37,582                    $32,715
 9/00                              $30,449                    $42,574                    $37,927                    $32,372
10/00                              $31,260                    $42,395                    $38,860                    $33,242
11/00                              $30,161                    $39,054                    $37,419                    $32,082
12/00                              $31,725                    $38,890                    $39,293                    $33,751
 1/01                              $31,703                    $40,271                    $39,443                    $33,736
 2/01                              $30,771                    $36,598                    $38,346                    $32,752
 3/01                              $29,047                    $34,278                    $36,992                    $30,921
 4/01                              $30,980                    $36,941                    $38,805                    $32,987
 5/01                              $31,535                    $37,189                    $39,678                    $33,579
 6/01                              $30,612                    $36,285                    $38,797                    $32,609
 7/01                              $30,278                    $35,929                    $38,716                    $32,261
 8/01                              $29,633                    $33,680                    $37,163                    $31,581
 9/01                              $27,719                    $30,959                    $34,547                    $29,539
10/01                              $28,061                    $31,550                    $34,250                    $29,920
11/01                              $29,580                    $33,970                    $36,240                    $31,534
12/01                              $29,925                    $34,269                    $37,095                    $31,913
 1/02                              $29,488                    $33,769                    $36,810                    $31,455
 2/02                              $29,657                    $33,117                    $36,868                    $31,643
 3/02                              $30,632                    $34,362                    $38,612                    $32,694


     For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(5) Sector distribution is subject to change.

(6) The chart compares the performance of the Wells Fargo Equity Income Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The Wells Fargo Equity Index Fund (the Fund) seeks to approximate to the extent practicable the total rate of return of substantially all common stocks comprising the S&P 500 Index(1) before fees and expenses.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

01/25/84

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 10.64%(2) for the six-month period ended March 31, 2002, excluding sales charges, slightly underperforming the S&P 500 Index, which returned 10.99% during the period. The Fund's Class A shares distributed $0.43 per share in dividend income and $6.24 per share in capital gains during the period.

     The Federal Reserve Board (the Fed) kept interest rates at a 40-year low during the period, which made investment in the stock market relatively attractive compared to fixed-income investments. Economic data began to brighten during early 2002 with positive news from such data as Gross Domestic Product, industrial production and consumer confidence on the rise. Top performing sectors included economically cyclical companies in basic industry, energy, media/entertainment and retail sectors.

     In general, investors preferred high quality companies offering basic value, rather than speculative growth companies with earnings promised down the road. The Fund benefited as large companies generally produced impressive stock price gains over the six months.

STRATEGIC OUTLOOK

     The performance of the stock market in 2002 ultimately depends on the ability of companies to turn a better economic environment into corporate profits, something that has not yet been accomplished on a broad scale. While companies have cut expenses in lean times, they generally have not been able to raise prices, which means that profits must come from growth in unit volume -- and that is still difficult to manage in many industries. In addition, there are broader concerns on the horizon, including the Middle East conflict, the rising price of oil and the fallout from the Enron bankruptcy, which called into question the integrity of accounting procedures. Still, it is impressive how quickly the U.S. economy rebounded from last year's recession and the September 11 terrorist attacks. In the months ahead, interest rates may rise in the reinvigorated economic environment. Even if the Fed raises short-term interest rates, which it is likely to do to keep downward pressure on inflation, the environment would likely remain moderately positive for stocks.

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2002)

                                                   INCLUDING SALES CHARGE                 EXCLUDING SALES CHARGE
                                            -------------------------------------   ------------------------------------
                                            6-MONTH*  1-YEAR     5-YEAR   10-YEAR   6-MONTH* 1-YEAR     5-YEAR   10-YEAR
WELLS FARGO EQUITY INDEX FUND-CLASS A         4.27    (6.12)      8.07     11.59     10.64    (0.40)     9.36     12.25

WELLS FARGO EQUITY INDEX FUND-CLASS B         5.28    (5.57)      8.27     11.55     10.22    (1.14)     8.56     11.55

BENCHMARK

  S&P 500 INDEX                                                                      10.99     0.24     10.18     13.25

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)

BETA**                                                1.00

PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)         30.30(X)

PRICE TO BOOK RATIO                                   3.71(X)

MEDIAN MARKET CAP. ($B)                               9.69

5 YEAR EARNINGS GROWTH (HISTORIC)                    12.00%

NUMBER OF HOLDINGS                                     504

PORTFOLIO TURNOVER                                       1%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.


   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)

   GENERAL ELECTRIC COMPANY                  3.43%

   MICROSOFT CORPORATION                     3.01%

   EXXON MOBIL CORPORATION                   2.76%

   WAL-MART STORES INCORPORATED              2.52%

   CITIGROUP INCORPORATED                    2.35%

   PFIZER INCORPORATED                       2.30%

   INTEL CORPORATION                         1.88%

   JOHNSON & JOHNSON                         1.84%

   AMERICAN INTERNATIONAL GROUP              1.74%

   IBM CORPORATION                           1.65%


   SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)

[CHART]

Financial Services                                           18%
Information Technology                                       16%
Health Care                                                  14%
Consumer Discretionary                                       13%
Industrials                                                  11%
Consumer Staples                                              8%
Energy                                                        7%
Telecommunications                                            4%
Basic Materials                                               3%
Utilities                                                     3%
Cash                                                          3%


   GROWTH OF $10,000 INVESTMENT(5)

[GRAPH]

                WELLS FARGO EQUITY INDEX FUND - CLASS A     S&P 500 INDEX
 3/92                              $ 9,426                    $10,000
 4/92                              $ 9,692                    $ 9,806
 5/92                              $ 9,731                    $10,093
 6/92                              $ 9,582                    $10,143
 7/92                              $ 9,962                    $ 9,992
 8/92                              $ 9,752                    $10,400
 9/92                              $ 9,858                    $10,187
10/92                              $ 9,884                    $10,307
11/92                              $10,211                    $10,342
12/92                              $10,331                    $10,695
 1/93                              $10,406                    $10,826
 2/93                              $10,541                    $10,916
 3/93                              $10,752                    $11,065
 4/93                              $10,488                    $11,299
 5/93                              $10,755                    $11,026
 6/93                              $10,778                    $11,320
 7/93                              $10,724                    $11,354
 8/93                              $11,120                    $11,308
 9/93                              $11,027                    $11,737
10/93                              $11,243                    $11,647
11/93                              $11,127                    $11,888
12/93                              $11,251                    $11,775
 1/94                              $11,622                    $11,917
 2/94                              $11,302                    $12,322
 3/94                              $10,803                    $11,988
 4/94                              $10,933                    $11,465
 5/94                              $11,101                    $11,612
 6/94                              $10,825                    $11,803
 7/94                              $11,170                    $11,513
 8/94                              $11,614                    $11,891
 9/94                              $11,325                    $12,379
10/94                              $11,567                    $12,076
11/94                              $11,142                    $12,348
12/94                              $11,298                    $11,898
 1/95                              $11,578                    $12,074
 2/95                              $12,020                    $12,387
 3/95                              $12,363                    $12,870
 4/95                              $12,713                    $13,249
 5/95                              $13,208                    $13,639
 6/95                              $13,500                    $14,183
 7/95                              $13,935                    $14,512
 8/95                              $13,961                    $14,993
 9/95                              $14,532                    $15,030
10/95                              $14,473                    $15,664
11/95                              $15,088                    $15,608
12/95                              $15,364                    $16,293
 1/96                              $15,872                    $16,607
 2/96                              $16,009                    $17,171
 3/96                              $16,151                    $17,331
 4/96                              $16,374                    $17,497
 5/96                              $16,775                    $17,755
 6/96                              $16,827                    $18,211
 7/96                              $16,073                    $18,280
 8/96                              $16,394                    $17,472
 9/96                              $17,301                    $17,841
10/96                              $17,761                    $18,844
11/96                              $19,078                    $19,364
12/96                              $18,692                    $20,826
 1/97                              $19,832                    $20,413
 2/97                              $19,970                    $21,687
 3/97                              $19,139                    $21,858
 4/97                              $20,262                    $20,962
 5/97                              $21,474                    $22,211
 6/97                              $22,427                    $23,569
 7/97                              $24,167                    $24,617
 8/97                              $22,802                    $26,574
 9/97                              $24,026                    $25,086
10/97                              $23,209                    $26,459
11/97                              $24,255                    $25,575
12/97                              $24,652                    $26,759
 1/98                              $24,911                    $27,219
 2/98                              $26,690                    $27,519
 3/98                              $28,035                    $29,503
 4/98                              $28,303                    $31,013
 5/98                              $27,796                    $31,330
 6/98                              $28,924                    $30,791
 7/98                              $28,600                    $32,041
 8/98                              $24,459                    $31,701
 9/98                              $26,012                    $27,120
10/98                              $28,087                    $28,859
11/98                              $29,774                    $31,205
12/98                              $31,474                    $33,096
 1/99                              $32,764                    $35,002
 2/99                              $31,730                    $36,476
 3/99                              $32,977                    $35,338
 4/99                              $34,235                    $36,751
 5/99                              $33,406                    $38,174
 6/99                              $35,230                    $37,273
 7/99                              $34,118                    $39,300
 8/99                              $33,932                    $38,073
 9/99                              $32,987                    $37,885
10/99                              $35,060                    $36,847
11/99                              $35,735                    $39,179
12/99                              $37,806                    $39,974
 1/00                              $35,885                    $42,329
 2/00                              $35,187                    $40,204
 3/00                              $38,582                    $39,444
 4/00                              $37,398                    $43,302
 5/00                              $36,608                    $41,998
 6/00                              $37,481                    $41,137
 7/00                              $36,907                    $42,153
 8/00                              $39,170                    $41,496
 9/00                              $37,087                    $44,073
10/00                              $36,907                    $41,746
11/00                              $33,981                    $41,570
12/00                              $34,133                    $38,295
 1/01                              $35,322                    $38,134
 2/01                              $32,116                    $39,487
 3/01                              $30,064                    $35,886
 4/01                              $32,391                    $33,611
 5/01                              $32,591                    $36,223
 6/01                              $31,777                    $36,465
 7/01                              $31,447                    $35,579
 8/01                              $29,460                    $35,231
 9/01                              $27,063                    $33,025
10/01                              $27,567                    $30,357
11/01                              $29,665                    $30,936
12/01                              $29,909                    $33,309
 1/02                              $29,455                    $33,602
 2/02                              $28,877                    $33,112
 3/02                              $29,943                    $32,473


   Performance shown for Class A and Class B shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to December 12, 1997, reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objectives and policies as the Fund. Performance shown for the Class A shares of the Fund prior to January 1, 1992, reflects performance of the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio of the Stagecoach Corporate Stock Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares prior to February 17, 1998, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

EQUITY VALUE FUND

INVESTMENT OBJECTIVE

The Wells Fargo Equity Value Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Allan White

Gregg Giboney, CFA

INCEPTION DATE

07/02/90

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 10.55%(1) for the six-month period ended March 31, 2002, excluding sales charges, slightly underperforming the S&P 500 Index(2), which returned 10.99%, and also underperforming the Russell 1000 Value Index(3), which returned 11.77%. The Fund's Class A shares distributed no dividend income and $1.08 per share in capital gains during the period.

     During the period, the Fund's sector emphasis was a modest positive with slight overweights in technology and consumer discretionary stocks and an underweight in telecommunications. Following the September 11 terrorist attacks, we bought stocks that had declined the most and benefited from the rebound in the fourth quarter that developed in an environment of an improving economy, interest rate declines and the military success in Afghanistan. One example was Veritas Software, which offers products that allow businesses to improve the management of their data. The company has been able to gain market share in the highly competitive enterprise software market. However, many of these same stocks declined sharply during early 2002 in the post-Enron world where companies such as Tyco International faced intense scrutiny regarding their accounting practices. Exposure to the financial services sector was reduced, as the Federal Reserve Board (the Fed) appeared to be finished with interest rate cuts. We increased the Fund's holdings in health care and selected utilities stocks which we considered to be undervalued.

STRATEGIC OUTLOOK

     Value-oriented strategies could be at least on an equal footing with the stock market as value stocks may be attractively priced and positioned to participate in improving economic conditions. However, the outlook for the overall market in 2002 remains uncertain as stock prices still appear high, earnings are improving but at an uncertain rate, and the Fed is likely to be finished cutting interest rates and is possibly poised for increases later in the year. Given this, our overall investment outlook for 2002 is cautious. However, we intend to remain true to our investment style of picking equities we believe are undervalued relative to the stock market as a whole.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Value Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Equity Value Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the Pacifica Equity Value Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Equity Value Fund. Performance shown for the Class B shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the predecessor portfolio, with expenses of the Investor shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                INCLUDING SALES CHARGE                 EXCLUDING SALES CHARGE
                                                        -------------------------------------  ------------------------------------
                                                        6-MONTH*  1-YEAR     5-YEAR   10-YEAR  6-MONTH*   1-YEAR    5-YEAR  10-YEAR
WELLS FARGO EQUITY VALUE FUND-CLASS A                     4.17    (5.48)      3.71      9.87     10.55     0.30      4.95     10.53

WELLS FARGO EQUITY VALUE FUND-CLASS B                     5.11    (4.97)      3.98      9.80     10.08    (0.48)     4.21      9.80

WELLS FARGO EQUITY VALUE FUND-CLASS C                     9.08    (1.38)      4.20      9.79     10.08    (0.48)     4.20      9.79

WELLS FARGO EQUITY VALUE FUND-INSTITUTIONAL CLASS                                                10.70     0.54      5.10     10.67

BENCHMARKS

  S&P 500 INDEX                                                                                  10.99     0.24     10.18     13.25

  RUSSELL 1000 VALUE INDEX                                                                       11.77     4.38     11.46     14.46

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   CHARACTERISTICS (AS OF MARCH 31, 2002)

BETA**                                               0.86

PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)         23.8(X)

PRICE TO BOOK RATIO                                   3.0(X)

MEDIAN MARKET CAP ($B)                              26.91

NUMBER OF HOLDINGS                                     56

PORTFOLIO TURNOVER                                     56%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.


   TEN LARGEST EQUITY HOLDINGS(4) (AS OF MARCH 31, 2002)

   CENDANT CORPORATION                       4.37%

   CITIGROUP INCORPORATED                    4.01%

   VIACOM INCORPORATED                       3.56%

   TYCO INTERNATIONAL LIMITED                3.53%

   PHILIP MORRIS COMPANIES INCORPORATED      3.50%

   DUKE ENERGY CORPORATION                   2.71%

   ANADARKO PETROLEUM CORPORATION            2.57%

   SPX CORPORATION                           2.51%

   TENET HEALTHCARE CORPORATION              2.34%

   PHARMACIA CORPORATION                     2.32%


SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2002)

[CHART]

Financial Services                       18%
Industrials                              16%
Consumer Staples                         13%
Health Care                              13%
Utilities                                12%
Information Technology                    8%
Consumer Discretionary                    7%
Cash                                      6%
Energy                                    3%
Telecommunications                        3%
Materials                                 1%


   GROWTH OF $10,000 INVESTMENT(6)

[GRAPH]

                  WELLS FARGO                  S&P 500 INDEX        WELLS FARGO                 RUSSELL 1000
               EQUITY VALUE FUND                                 EQUITY VALUE FUND             VALUE INDEX
                  - CLASS A                                          - CLASS I
               -----------------               -------------     -----------------            -------------
  3/92                  $9,424                   $10,000             $10,000                     $10,000
  4/92                  $9,651                   $10,294             $10,241                     $10,432
  5/92                  $9,537                   $10,344             $10,120                     $10,483
  6/92                  $9,354                   $10,190              $9,927                     $10,419
  7/92                  $9,635                   $10,606             $10,225                     $10,798
  8/92                  $9,311                   $10,389              $9,880                     $10,467
  9/92                  $9,460                   $10,511             $10,039                     $10,611
 10/92                  $9,575                   $10,548             $10,160                     $10,621
 11/92                  $9,989                   $10,907             $10,600                     $10,969
 12/92                 $10,216                   $11,041             $10,841                     $11,233
  1/93                 $10,597                   $11,133             $11,245                     $11,558
  2/93                 $10,770                   $11,285             $11,428                     $11,962
  3/93                 $11,188                   $11,523             $11,872                     $12,315
  4/93                 $11,005                   $11,244             $11,678                     $12,157
  5/93                 $11,370                   $11,545             $12,066                     $12,401
  6/93                 $11,507                   $11,579             $12,211                     $12,677
  7/93                 $11,635                   $11,532             $12,347                     $12,816
  8/93                 $12,176                   $11,970             $12,921                     $13,279
  9/93                 $12,130                   $11,878             $12,872                     $13,301
 10/93                 $12,333                   $12,124             $13,087                     $13,291
 11/93                 $12,296                   $12,008             $13,048                     $13,014
 12/93                 $12,853                   $12,153             $13,639                     $13,263
  1/94                 $13,405                   $12,567             $14,224                     $13,761
  2/94                 $13,269                   $12,226             $14,081                     $13,292
  3/94                 $12,691                   $11,693             $13,468                     $12,796
  4/94                 $12,744                   $11,842             $13,523                     $13,042
  5/94                 $12,869                   $12,037             $13,656                     $13,193
  6/94                 $12,603                   $11,742             $13,374                     $12,877
  7/94                 $12,876                   $12,127             $13,663                     $13,277
  8/94                 $13,285                   $12,625             $14,098                     $13,660
  9/94                 $13,039                   $12,316             $13,836                     $13,207
 10/94                 $12,965                   $12,593             $13,758                     $13,391
 11/94                 $12,501                   $12,134             $13,265                     $12,851
 12/94                 $12,633                   $12,314             $13,406                     $13,000
  1/95                 $12,498                   $12,633             $13,262                     $13,401
  2/95                 $12,983                   $13,125             $13,777                     $13,931
  3/95                 $13,321                   $13,512             $14,136                     $14,238
  4/95                 $13,684                   $13,909             $14,521                     $14,688
  5/95                 $14,105                   $14,464             $14,967                     $15,305
  6/95                 $14,196                   $14,800             $15,064                     $15,511
  7/95                 $14,778                   $15,290             $15,682                     $16,051
  8/95                 $14,835                   $15,329             $15,742                     $16,278
  9/95                 $15,201                   $15,975             $16,130                     $16,867
 10/95                 $14,869                   $15,918             $15,790                     $16,700
 11/95                 $15,521                   $16,616             $16,495                     $17,545
 12/95                 $15,680                   $16,936             $16,673                     $17,985
  1/96                 $15,967                   $17,512             $16,991                     $18,546
  2/96                 $16,171                   $17,675             $17,207                     $18,687
  3/96                 $16,602                   $17,845             $17,678                     $19,005
  4/96                 $16,938                   $18,107             $18,048                     $19,077
  5/96                 $17,190                   $18,572             $18,329                     $19,316
  6/96                 $17,046                   $18,643             $18,177                     $19,331
  7/96                 $16,288                   $17,819             $17,356                     $18,600
  8/96                 $16,685                   $18,195             $17,779                     $19,132
  9/96                 $17,418                   $19,217             $18,575                     $19,894
 10/96                 $18,271                   $19,748             $19,500                     $20,664
 11/96                 $19,730                   $21,239             $21,057                     $22,162
 12/96                 $19,810                   $20,818             $21,136                     $21,878
  1/97                 $20,576                   $22,117             $21,968                     $22,939
  2/97                 $20,896                   $22,292             $22,295                     $23,276
  3/97                 $20,141                   $21,378             $21,497                     $22,438
  4/97                 $20,727                   $22,652             $22,123                     $23,381
  5/97                 $22,332                   $24,036             $23,836                     $24,688
  6/97                 $23,200                   $25,106             $24,773                     $25,747
  7/97                 $25,075                   $27,102             $26,775                     $27,683
  8/97                 $24,165                   $25,584             $25,819                     $26,698
  9/97                 $25,112                   $26,983             $26,827                     $28,310
 10/97                 $23,808                   $26,082             $25,434                     $27,520
 11/97                 $24,566                   $27,290             $26,242                     $28,737
 12/97                 $25,223                   $27,759             $26,941                     $29,576
  1/98                 $25,082                   $28,064             $26,807                     $29,156
  2/98                 $27,012                   $30,088             $28,870                     $31,118
  3/98                 $28,550                   $31,628             $30,533                     $33,022
  4/98                 $28,251                   $31,951             $30,196                     $33,244
  5/98                 $27,795                   $31,401             $29,725                     $32,752
  6/98                 $27,664                   $32,676             $29,580                     $33,171
  7/98                 $26,151                   $32,330             $27,961                     $32,587
  8/98                 $22,463                   $27,658             $24,015                     $27,738
  9/98                 $23,621                   $29,431             $25,263                     $29,330
 10/98                 $25,124                   $31,824             $26,872                     $31,603
 11/98                 $26,184                   $33,752             $28,024                     $33,076
 12/98                 $26,908                   $35,697             $28,804                     $34,201
  1/99                 $26,599                   $37,199             $28,454                     $34,474
  2/99                 $25,654                   $36,039             $27,443                     $33,988
  3/99                 $26,023                   $37,480             $27,844                     $34,692
  4/99                 $28,091                   $38,931             $30,059                     $37,932
  5/99                 $27,384                   $38,012             $29,321                     $37,515
  6/99                 $28,432                   $40,080             $30,432                     $38,603
  7/99                 $27,258                   $38,829             $29,193                     $37,472
  8/99                 $25,687                   $38,636             $27,511                     $36,081
  9/99                 $24,645                   $37,577             $26,405                     $34,822
 10/99                 $25,977                   $39,956             $27,813                     $36,828
 11/99                 $25,891                   $40,767             $27,739                     $36,541
 12/99                 $26,324                   $43,168             $28,217                     $36,716
  1/00                 $25,691                   $41,001             $27,516                     $35,519
  2/00                 $24,548                   $40,226             $26,290                     $32,880
  3/00                 $26,877                   $44,161             $28,787                     $36,891
  4/00                 $26,366                   $42,831             $28,239                     $36,464
  5/00                 $26,305                   $41,953             $28,173                     $36,846
  6/00                 $25,753                   $42,990             $27,603                     $35,163
  7/00                 $26,264                   $42,319             $28,151                     $35,602
  8/00                 $28,431                   $44,947             $30,475                     $37,582
  9/00                 $27,634                   $42,574             $29,620                     $37,927
 10/00                 $27,818                   $42,395             $29,817                     $38,860
 11/00                 $26,244                   $39,054             $28,151                     $37,419
 12/00                 $27,197                   $38,890             $29,173                     $39,293
  1/01                 $27,813                   $40,271             $29,833                     $39,443
  2/01                 $26,842                   $36,598             $28,817                     $38,346
  3/01                 $25,563                   $34,278             $27,419                     $36,992
  4/01                 $27,079                   $36,941             $29,071                     $38,805
  5/01                 $27,529                   $37,189             $29,554                     $39,678
  6/01                 $26,676                   $36,285             $28,639                     $38,797
  7/01                 $26,486                   $35,929             $28,436                     $38,716
  8/01                 $24,970                   $33,680             $26,809                     $37,163
  9/01                 $23,193                   $30,959             $24,903                     $34,547
 10/01                 $24,307                   $31,550             $26,098                     $34,250
 11/01                 $25,871                   $33,970             $27,800                     $36,240
 12/01                 $26,192                   $34,269             $28,131                     $37,095
  1/02                 $24,381                   $33,769             $26,214                     $36,810
  2/02                 $24,276                   $33,117             $26,074                     $36,868
  3/02                 $25,640                   $34,362             $27,567                     $38,612



   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) Sector distribution is subject to change.

(6) The chart compares the performance of the Wells Fargo Equity Value Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGER

Deborah Meacock, CFA

INCEPTION DATE

08/02/90

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 7.20%(1) for the six-month period ended March 31, 2002, excluding sales charges, underperforming the S&P 500 Index(2), which returned 10.99%.

     Some of the Fund's underperformance during the period can be attributed to certain individual holdings in the technology sector, which has continued to lag behind the overall market. Although technology and other growth issues performed well in the fourth quarter of 2001, most of those gains gave way to economically cyclical stocks during the first quarter of 2002. The largest individual detractor from performance was Tyco International, a manufacturing conglomerate whose growth by acquisition strategy did an abrupt turnabout as it announced it would sell and spin off many of its businesses. In addition, Tyco shares were negatively affected in the post-Enron environment.

     Energy and consumer discretionary stocks were among the largest positive contributors to Fund performance. Energy stocks, such as Exxon Mobil, performed well because of concerns about oil prices, particularly in light of the conflict in the Middle East. Target benefited from a surprisingly strong retailing environment, as consumers continued to spend during a weak economy.

     In February 2002, fund holdings were significantly transitioned to what we believe is a diversified, high-quality selection of growth stocks in an effort to enhance Fund performance. This new allocation of holdings slightly outperformed the S&P 500 Index during March 2002.

STRATEGIC OUTLOOK

     While there are indications that the economy is recovering from last year's recession, we believe that the stock market may remain volatile in 2002. As a result, the Fund has a heavier than average emphasis in consumer staples, energy, health care and industrial stocks, areas where we anticipate earnings in the current environment. The Fund is underweight in the financial services sector, reflecting what we believe may be a changing interest rate environment ahead. In addition, the Fund is underweight in technology and telecommunications companies, where a profit recovery still appears distant.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Growth Fund (the accounting survivor of a merger of the Stagecoach Growth Fund and the Norwest Advantage ValuGrowth Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for the period from January 1, 1992, to January 1, 1995, reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class B shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares of the Fund for the period from January 1, 1992, to September 6, 1996, reflects performance of the Fund's Class A shares. For periods prior to January 1, 1992, the performance shown reflects the performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                          INCLUDING SALES CHARGE                 EXCLUDING SALES CHARGE
                                                  --------------------------------------  ------------------------------------
                                                  6-MONTH*   1-YEAR     5-YEAR   10-YEAR  6-MONTH*  1-YEAR    5-YEAR   10-YEAR
WELLS FARGO GROWTH FUND-CLASS A                     1.05    (12.28)      3.61      8.71     7.20    (6.92)     4.85     9.35

WELLS FARGO GROWTH FUND-CLASS B                     1.79    (12.21)      3.89      8.65     6.79    (7.59)     4.11     8.65

WELLS FARGO GROWTH FUND-INSTITUTIONAL CLASS                                                 7.29    (6.78)     4.97     9.40

BENCHMARK

  S&P 500 INDEX                                                                            10.99     0.24     10.18    13.25

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)

BETA**                                           1.07

PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)     28.7(X)

PRICE TO BOOK RATIO                               5.4(X)

MEDIAN MARKET CAP. ($B)                          32.8

NUMBER OF HOLDINGS                                 50

PORTFOLIO TURNOVER                                 53%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.


   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)

   FISERV INCORPORATED                       3.80%

   PFIZER INCORPORATED                       3.73%

   BAXTER INTERNATIONAL INCORPORATED         3.37%

   MEDTRONIC INCORPORATED                    3.11%

   TARGET CORPORATION                        3.11%

   KOHLS CORPORATION                         2.86%

   WALGREEN COMPANY                          2.77%

   L-3 COMMUNICATIONS HOLDINGS               2.69%

   ECOLAB INCORPORATION                      2.66%

   AFLAC INCORPORATED                        2.58%


SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)

[CHART]

Health Care                                  23%
Industrials                                  15%
Consumer Discretionary                       14%
Financial Services                           14%
Consumer Staples                             10%
Information Technology                        9%
Energy                                        8%
Materials                                     3%
Telecommunications                            2%
Utilities                                     2%


   GROWTH OF $10,000 INVESTMENT(5)

[GRAPH]

               WELLS FARGO GROWTH FUND - CLASS A      S&P 500 INDEX     WELLS FARGO GROWTH FUND - CLASS I
 3/92                         $ 9,428                    $10,000                    $10,000
 4/92                         $ 9,680                    $10,294                    $10,268
 5/92                         $ 9,807                    $10,344                    $10,402
 6/92                         $ 9,573                    $10,190                    $10,154
 7/92                         $10,028                    $10,606                    $10,637
 8/92                         $ 9,834                    $10,389                    $10,431
 9/92                         $ 9,980                    $10,511                    $10,586
10/92                         $10,168                    $10,548                    $10,785
11/92                         $10,551                    $10,907                    $11,191
12/92                         $10,759                    $11,041                    $11,412
 1/93                         $11,030                    $11,133                    $11,700
 2/93                         $10,798                    $11,285                    $11,454
 3/93                         $11,012                    $11,523                    $11,681
 4/93                         $10,747                    $11,244                    $11,400
 5/93                         $10,996                    $11,545                    $11,664
 6/93                         $10,791                    $11,579                    $11,446
 7/93                         $10,713                    $11,532                    $11,363
 8/93                         $11,260                    $11,970                    $11,944
 9/93                         $11,257                    $11,878                    $11,941
10/93                         $11,642                    $12,124                    $12,349
11/93                         $11,367                    $12,008                    $12,057
12/93                         $11,668                    $12,153                    $12,376
 1/94                         $12,119                    $12,567                    $12,854
 2/94                         $11,929                    $12,226                    $12,653
 3/94                         $11,246                    $11,693                    $11,929
 4/94                         $11,381                    $11,842                    $12,072
 5/94                         $11,373                    $12,037                    $12,064
 6/94                         $11,115                    $11,742                    $11,790
 7/94                         $11,458                    $12,127                    $12,153
 8/94                         $11,824                    $12,625                    $12,542
 9/94                         $11,676                    $12,316                    $12,385
10/94                         $11,772                    $12,593                    $12,487
11/94                         $11,412                    $12,134                    $12,105
12/94                         $11,633                    $12,314                    $12,340
 1/95                         $11,691                    $12,633                    $12,401
 2/95                         $12,252                    $13,125                    $12,996
 3/95                         $12,513                    $13,512                    $13,273
 4/95                         $12,695                    $13,909                    $13,466
 5/95                         $13,283                    $14,464                    $14,089
 6/95                         $13,603                    $14,800                    $14,429
 7/95                         $14,002                    $15,290                    $14,852
 8/95                         $14,218                    $15,329                    $15,081
 9/95                         $14,706                    $15,975                    $15,599
10/95                         $14,247                    $15,918                    $15,113
11/95                         $14,814                    $16,616                    $15,714
12/95                         $14,996                    $16,936                    $15,906
 1/96                         $15,326                    $17,512                    $16,256
 2/96                         $15,917                    $17,675                    $16,883
 3/96                         $15,952                    $17,845                    $16,921
 4/96                         $16,517                    $18,107                    $17,520
 5/96                         $16,952                    $18,572                    $17,981
 6/96                         $16,584                    $18,643                    $17,591
 7/96                         $15,556                    $17,819                    $16,501
 8/96                         $16,039                    $18,195                    $17,013
 9/96                         $16,863                    $19,217                    $17,856
10/96                         $17,400                    $19,748                    $18,425
11/96                         $18,539                    $21,239                    $19,632
12/96                         $18,253                    $20,818                    $19,324
 1/97                         $19,398                    $22,117                    $20,536
 2/97                         $18,859                    $22,292                    $19,973
 3/97                         $18,188                    $21,378                    $19,269
 4/97                         $18,983                    $22,652                    $20,116
 5/97                         $20,234                    $24,036                    $21,451
 6/97                         $20,694                    $25,106                    $21,933
 7/97                         $22,468                    $27,102                    $23,819
 8/97                         $21,130                    $25,584                    $22,404
 9/97                         $21,989                    $26,983                    $23,313
10/97                         $21,286                    $26,082                    $22,574
11/97                         $21,618                    $27,290                    $22,935
12/97                         $21,730                    $27,759                    $23,056
 1/98                         $22,118                    $28,064                    $23,456
 2/98                         $23,380                    $30,088                    $24,798
 3/98                         $24,491                    $31,628                    $25,987
 4/98                         $24,668                    $31,951                    $26,168
 5/98                         $24,280                    $31,401                    $25,757
 6/98                         $25,482                    $32,676                    $27,035
 7/98                         $25,316                    $32,330                    $26,864
 8/98                         $21,720                    $27,658                    $23,048
 9/98                         $22,756                    $29,431                    $24,143
10/98                         $24,656                    $31,824                    $26,164
11/98                         $26,300                    $33,752                    $27,914
12/98                         $28,080                    $35,697                    $29,797
 1/99                         $29,138                    $37,199                    $30,929
 2/99                         $28,170                    $36,039                    $29,902
 3/99                         $29,556                    $37,480                    $31,387
 4/99                         $30,420                    $38,931                    $32,309
 5/99                         $29,440                    $38,012                    $31,270
 6/99                         $31,181                    $40,080                    $33,111
 7/99                         $30,291                    $38,829                    $32,176
 8/99                         $30,330                    $38,636                    $32,211
 9/99                         $29,478                    $37,577                    $31,311
10/99                         $31,207                    $39,956                    $33,157
11/99                         $31,831                    $40,767                    $33,819
12/99                         $34,003                    $43,168                    $36,134
 1/00                         $32,437                    $41,001                    $34,475
 2/00                         $32,245                    $40,226                    $34,261
 3/00                         $35,141                    $44,161                    $37,352
 4/00                         $33,752                    $42,831                    $35,880
 5/00                         $32,836                    $41,953                    $34,917
 6/00                         $34,062                    $42,990                    $36,215
 7/00                         $33,693                    $42,319                    $35,827
 8/00                         $35,836                    $44,947                    $38,115
 9/00                         $33,722                    $42,574                    $35,867
10/00                         $32,673                    $42,395                    $34,756
11/00                         $29,112                    $39,054                    $30,982
12/00                         $29,292                    $38,890                    $31,168
 1/01                         $29,771                    $40,271                    $31,685
 2/01                         $26,803                    $36,598                    $28,530
 3/01                         $24,757                    $34,278                    $26,343
 4/01                         $26,914                    $36,941                    $28,647
 5/01                         $26,969                    $37,189                    $28,714
 6/01                         $25,992                    $36,285                    $27,662
 7/01                         $25,329                    $35,929                    $26,977
 8/01                         $23,282                    $33,680                    $24,791
 9/01                         $21,494                    $30,959                    $22,887
10/01                         $22,066                    $31,550                    $23,488
11/01                         $23,762                    $33,970                    $25,308
12/01                         $23,762                    $34,269                    $25,308
 1/02                         $22,895                    $33,769                    $24,390
 2/02                         $22,195                    $33,117                    $23,639
 3/02                         $23,043                    $34,362                    $24,557


   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The Wells Fargo Growth Equity Fund (the Fund) seeks a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS

Wells Capital Management Incorporated

Smith Asset Management Group, LP

Schroder Investment Management North America Inc.

Peregrine Capital Management, Inc.

FUND MANAGERS

Collectively Managed

INCEPTION DATE

04/30/89

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 17.01%(1) for the six-month period ended March 31, 2002, excluding sales charges, outperforming the S&P 500 Index(2), which returned 10.99%. The Fund's Class A shares distributed $0.01 per share in dividend income and $0.92 per share in capital gains during the period.

     Despite evidence that the economy was recovering, the Federal Reserve Board lowered and maintained short-term interest rates at their lowest level in 40 years. The low interest rate environment fueled consumer spending and provided the underpinning for a rebound in capital spending around the world. After posting a 1.7% Gross Domestic Product growth rate in the fourth quarter of 2001, U.S. economic growth was on its way back to health by early 2002.

     Small cap stocks generally outperformed their larger counterparts, as investors became a bit more willing to invest in this asset class after last year's terrorist attacks and brief recession. Although growth stocks bounced back strongly during the fall of 2001, value was the investment style of choice during the six-month period, particularly economically cyclical stocks such as transportation and retail. International stocks outperformed the U.S. stock market for the first time in two years, highlighted by emerging markets, particularly Asia, excluding Japan, which began to benefit from a U.S. economic recovery as well as improving domestic demand.

 STRATEGIC OUTLOOK

     Two factors cast a negative outlook on the markets toward the end of the period. One factor was the escalating conflict in the Middle East, which created concerns about energy prices. The other factor was the fallout from the Enron bankruptcy, which caused investors to focus on corporate accounting practices. Investors avoided investments in companies that use aggressive accounting tactics to boost reported profits. Fortunately, investors may not need to pay a substantial premium for growing companies in today's market, which is one reason why we believe that growth stocks are currently attractive.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                               INCLUDING SALES CHARGE                   EXCLUDING SALES CHARGE
                                                        --------------------------------------   ----------------------------------
                                                        6-MONTH*   1-YEAR     5-YEAR   10-YEAR   6-MONTH*  1-YEAR   5-YEAR  10-YEAR
WELLS FARGO GROWTH EQUITY FUND-CLASS A                    10.28    (3.54)      7.99     10.56     17.01     2.35     9.28     11.21

WELLS FARGO GROWTH EQUITY FUND-CLASS B                    11.57    (3.33)      8.20     10.39     16.57     1.57     8.46     10.39

WELLS FARGO GROWTH EQUITY FUND-CLASS C                    15.60     0.61       8.64     10.48     16.60     1.59     8.64     10.48

WELLS FARGO GROWTH EQUITY FUND-INSTITUTIONAL CLASS                                                17.17     2.63     9.42     11.28

BENCHMARK

  S&P 500 INDEX                                                                                   10.99     0.24    10.18     13.25

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)

BETA**                                                  1.00

PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)           26.69(X)

PRICE TO BOOK RATIO                                      3.5(X)

MEDIAN MARKET CAP.($B)                                 14.04

NUMBER OF HOLDINGS                                     1,015

PORTFOLIO TURNOVER                                        37%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
   THE BENCHMARK BETA IS 1.00 BY DEFINITION.


   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)

   WELLS FARGO OTC GROWTH FUND               3.91%

   MICROSOFT CORPORATION                     1.95%

   HOME DEPOT INCORPORATED                   1.93%

   FIRST DATA CORPORATION                    1.75%

   INTEL CORPORATION                         1.65%

   GOLDMAN SACHS GROUP INCORPORATED          1.62%

   PFIZER INCORPORATED                       1.60%

   MEDTRONIC INCORPORATED                    1.59%

   COSTCO WHOLESALE CORPORATION              1.47%

   AMERICAN INTERNATIONAL GROUP              1.45%


   SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)

[CHART]

International                       30%
Industrials                         15%
Consumer Discretionary              13%
Financial Services                  12%
Information Technology              12%
Health Care                         10%
Consumer Staples                     2%
Basic Materials                      2%
Cash                                 2%
Energy                               1%
Utilities                            1%


   GROWTH OF $10,000 INVESTMENT(5)

[GRAPH]

                    WELLS FARGO GROWTH EQUITY FUND - CLASS A   S&P 500 INDEX   WELLS FARGO GROWTH EQUITY FUND - CLASS I
 3/92                                   $ 9,425                    $10,000                    $10,000
 4/92                                   $ 9,315                    $10,294                    $ 9,883
 5/92                                   $ 9,500                    $10,344                    $10,080
 6/92                                   $ 9,105                    $10,190                    $ 9,660
 7/92                                   $ 9,336                    $10,606                    $ 9,905
 8/92                                   $ 9,188                    $10,389                    $ 9,749
 9/92                                   $ 9,284                    $10,511                    $ 9,851
10/92                                   $ 9,454                    $10,548                    $10,031
11/92                                   $10,023                    $10,907                    $10,635
12/92                                   $10,225                    $11,041                    $10,849
 1/93                                   $10,307                    $11,133                    $10,936
 2/93                                   $ 9,959                    $11,285                    $10,567
 3/93                                   $10,428                    $11,523                    $11,064
 4/93                                   $10,280                    $11,244                    $10,908
 5/93                                   $10,711                    $11,545                    $11,365
 6/93                                   $10,660                    $11,579                    $11,310
 7/93                                   $10,806                    $11,532                    $11,465
 8/93                                   $11,444                    $11,970                    $12,142
 9/93                                   $11,677                    $11,878                    $12,390
10/93                                   $11,905                    $12,124                    $12,632
11/93                                   $11,544                    $12,008                    $12,248
12/93                                   $12,244                    $12,153                    $12,991
 1/94                                   $12,660                    $12,567                    $13,432
 2/94                                   $12,500                    $12,226                    $13,263
 3/94                                   $11,850                    $11,693                    $12,573
 4/94                                   $11,997                    $11,842                    $12,729
 5/94                                   $11,897                    $12,037                    $12,623
 6/94                                   $11,432                    $11,742                    $12,129
 7/94                                   $11,802                    $12,127                    $12,522
 8/94                                   $12,395                    $12,625                    $13,151
 9/94                                   $12,201                    $12,316                    $12,946
10/94                                   $12,362                    $12,593                    $13,116
11/94                                   $11,845                    $12,134                    $12,568
12/94                                   $12,076                    $12,314                    $12,812
 1/95                                   $11,966                    $12,633                    $12,696
 2/95                                   $12,289                    $13,125                    $13,039
 3/95                                   $12,728                    $13,512                    $13,504
 4/95                                   $13,018                    $13,909                    $13,813
 5/95                                   $13,276                    $14,464                    $14,086
 6/95                                   $13,879                    $14,800                    $14,726
 7/95                                   $14,800                    $15,290                    $15,703
 8/95                                   $14,882                    $15,329                    $15,790
 9/95                                   $15,282                    $15,975                    $16,215
10/95                                   $14,789                    $15,918                    $15,691
11/95                                   $15,074                    $16,616                    $15,994
12/95                                   $15,079                    $16,936                    $15,999
 1/96                                   $15,353                    $17,512                    $16,289
 2/96                                   $15,769                    $17,675                    $16,732
 3/96                                   $16,049                    $17,845                    $17,028
 4/96                                   $16,770                    $18,107                    $17,793
 5/96                                   $17,129                    $18,572                    $18,175
 6/96                                   $16,788                    $18,643                    $17,812
 7/96                                   $15,804                    $17,819                    $16,768
 8/96                                   $16,317                    $18,195                    $17,312
 9/96                                   $17,129                    $19,217                    $18,175
10/96                                   $17,000                    $19,748                    $18,037
11/96                                   $17,860                    $21,239                    $18,950
12/96                                   $17,911                    $20,818                    $19,004
 1/97                                   $18,506                    $22,117                    $19,635
 2/97                                   $18,278                    $22,292                    $19,393
 3/97                                   $17,502                    $21,378                    $18,569
 4/97                                   $17,929                    $22,652                    $19,016
 5/97                                   $19,547                    $24,036                    $20,740
 6/97                                   $20,546                    $25,106                    $21,799
 7/97                                   $21,803                    $27,102                    $23,134
 8/97                                   $20,967                    $25,584                    $22,240
 9/97                                   $22,363                    $26,983                    $23,727
10/97                                   $21,304                    $26,082                    $22,597
11/97                                   $21,298                    $27,290                    $22,597
12/97                                   $21,509                    $27,759                    $22,821
 1/98                                   $21,844                    $28,064                    $23,170
 2/98                                   $23,419                    $30,088                    $24,848
 3/98                                   $24,284                    $31,628                    $25,759
 4/98                                   $24,720                    $31,951                    $26,229
 5/98                                   $23,956                    $31,401                    $25,410
 6/98                                   $24,620                    $32,676                    $26,122
 7/98                                   $24,063                    $32,330                    $25,531
 8/98                                   $20,074                    $27,658                    $21,299
 9/98                                   $20,898                    $29,431                    $22,174
10/98                                   $22,045                    $31,824                    $23,390
11/98                                   $23,466                    $33,752                    $24,898
12/98                                   $25,057                    $35,697                    $26,586
 1/99                                   $25,819                    $37,199                    $27,395
 2/99                                   $24,530                    $36,039                    $26,027
 3/99                                   $25,164                    $37,480                    $26,699
 4/99                                   $26,062                    $38,931                    $27,652
 5/99                                   $25,770                    $38,012                    $27,342
 6/99                                   $27,394                    $40,080                    $29,058
 7/99                                   $27,088                    $38,829                    $28,740
 8/99                                   $26,674                    $38,636                    $28,302
 9/99                                   $26,240                    $37,577                    $27,833
10/99                                   $27,408                    $39,956                    $29,081
11/99                                   $28,712                    $40,767                    $30,464
12/99                                   $31,486                    $43,168                    $33,423
 1/00                                   $30,409                    $41,001                    $32,281
 2/00                                   $32,185                    $40,226                    $34,174
 3/00                                   $33,937                    $44,161                    $36,050
 4/00                                   $32,909                    $42,831                    $34,959
 5/00                                   $31,544                    $41,953                    $33,519
 6/00                                   $33,287                    $42,990                    $35,378
 7/00                                   $32,785                    $42,319                    $34,854
 8/00                                   $34,553                    $44,947                    $36,739
 9/00                                   $32,802                    $42,574                    $34,880
10/00                                   $32,415                    $42,395                    $34,488
11/00                                   $30,039                    $39,054                    $31,958
12/00                                   $31,389                    $38,890                    $33,399
 1/01                                   $32,005                    $40,271                    $34,062
 2/01                                   $28,899                    $36,598                    $30,759
 3/01                                   $26,653                    $34,278                    $28,377
 4/01                                   $29,006                    $36,941                    $30,893
 5/01                                   $28,850                    $37,189                    $30,728
 6/01                                   $28,459                    $36,285                    $30,324
 7/01                                   $27,785                    $35,929                    $29,619
 8/01                                   $26,330                    $33,680                    $28,066
 9/01                                   $23,312                    $30,959                    $24,855
10/01                                   $24,309                    $31,550                    $25,933
11/01                                   $26,213                    $33,970                    $27,962
12/01                                   $26,854                    $34,269                    $28,661
 1/02                                   $26,500                    $33,769                    $28,274
 2/02                                   $25,762                    $33,117                    $27,500
 3/02                                   $27,278                    $34,362                    $29,123



Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Growth Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                              PERFORMANCE HIGHLIGHTS

INDEX FUND

INVESTMENT OBJECTIVE

The Wells Fargo Index Fund (the Fund) seeks to replicate the total rate of return of the S&P 500 Index(1), before fees and expenses.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

01/31/87

PERFORMANCE HIGHLIGHTS

     The Fund's Institutional Class shares returned 10.88%(2) for the six-month period ended March 31, 2002, slightly underperforming the S&P 500 Index, which returned 10.99%. The Fund's Institutional Class shares distributed $0.54 per share in dividend income and no capital gains during the period.

     The Federal Reserve Board (the Fed) kept interest rates at a 40-year low during the period, which made investment in the stock market relatively attractive compared to fixed-income investments. Economic data began to brighten during early 2002 with positive news from such data as Gross Domestic Product, industrial production and consumer confidence on the rise. Top performing sectors included economically cyclical companies in basic industry, energy, media/entertainment and retail sectors.

     In general, investors preferred high quality companies offering basic value, rather than speculative growth companies with earnings promised down the road. The Fund benefited as large companies generally produced impressive stock price gains over the six months.

STRATEGIC OUTLOOK

     The performance of the stock market in 2002 ultimately depends on the ability of companies to turn a better economic environment into corporate profits, something that has not yet been accomplished on a broad scale. While companies have cut expenses in lean times, they generally have not been able to raise prices, which means that profits must come from growth in unit volume--and that is still difficult to manage in many industries. In addition, there are broader concerns on the horizon, including the Middle East conflict, the rising price of oil and the fallout from the Enron bankruptcy, which called into question the integrity of accounting procedures. Still, it is impressive how quickly the U.S. economy rebounded from last year's recession and the September 11 terrorist attacks. In the months ahead, interest rates may rise in the reinvigorated economic environment. Even if the Fed raises short-term interest rates, which it is likely to do to keep downward pressure on inflation, the environment would likely remain moderately positive for stocks.

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Institutional Class shares of the Wells Fargo Index Fund for periods prior to November 8, 1999 reflects performance of the Institutional Class shares of the Norwest Advantage Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investing strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, or other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.

         AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF MARCH 31, 2002)

                                                                              EXCLUDING SALES CHARGE
                                                                        ----------------------------------
                                                                        6-MONTH*  1-YEAR  5-YEAR   10-YEAR
   WELLS FARGO INDEX FUND-INSTITUTIONAL CLASS                             10.88     0.06    9.96    12.80

   BENCHMARK

     S&P 500 INDEX                                                        10.99     0.24   10.18    13.25

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)
   BETA**                                          0.81

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)    30.3(X)

   PRICE TO BOOK RATIO                             3.71(X)

   MEDIAN MARKET CAP ($B)                          9.69

   NUMBER OF HOLDINGS                               506

   PORTFOLIO TURNOVER                                 2%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)
   GENERAL ELECTRIC COMPANY                               3.47%

   MICROSOFT CORPORATION                                  3.04%

   EXXON MOBIL CORPORATION                                2.79%

   WAL-MART STORES INCORPORATED                           2.55%

   CITIGROUP INCORPORATED                                 2.37%

   PFIZER INCORPORATED                                    2.33%

   INTEL CORPORATION                                      1.90%

   JOHNSON & JOHNSON                                      1.86%

   AMERICAN INTERNATIONAL GROUP                           1.76%

   IBM CORPORATION                                        1.67%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)
Financials                                          18%
Information Technology                              16%
Health Care                                         14%
Consumer Discretionary                              13%
Industrials                                         11%
Consumer Staples                                     8%
Energy                                               7%
Telecommunications Services                          4%
Basic Materials                                      3%
Utilities                                            3%
Cash                                                 3%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

                                   WELLS FARGO
                              INDEX FUND - CLASS I   S&P 500 INDEX
           3/92                      $10,000            $10,000
           4/92                      $10,285            $10,294
           5/92                      $10,348            $10,344
           6/92                      $10,205            $10,190
           7/92                      $10,620            $10,606
           8/92                      $10,396            $10,389
           9/92                      $10,503            $10,511
          10/92                      $10,542            $10,548
          11/92                      $10,892            $10,907
          12/92                      $11,025            $11,041
           1/93                      $11,115            $11,133
           2/93                      $11,270            $11,285
           3/93                      $11,503            $11,523
           4/93                      $11,191            $11,244
           5/93                      $11,503            $11,545
           6/93                      $11,529            $11,579
           7/93                      $11,489            $11,532
           8/93                      $11,897            $11,970
           9/93                      $11,807            $11,878
          10/93                      $12,010            $12,124
          11/93                      $11,882            $12,008
          12/93                      $12,011            $12,153
           1/94                      $12,416            $12,567
           2/94                      $12,109            $12,226
           3/94                      $11,583            $11,693
           4/94                      $11,723            $11,842
           5/94                      $11,892            $12,037
           6/94                      $11,611            $11,742
           7/94                      $11,990            $12,127
           8/94                      $12,481            $12,625
           9/94                      $12,178            $12,316
          10/94                      $12,433            $12,593
          11/94                      $11,976            $12,134
          12/94                      $12,144            $12,314
           1/95                      $12,453            $12,633
           2/95                      $12,925            $13,125
           3/95                      $13,279            $13,512
           4/95                      $13,656            $13,909
           5/95                      $14,184            $14,464
           6/95                      $14,515            $14,800
           7/95                      $14,976            $15,290
           8/95                      $15,009            $15,329
           9/95                      $15,616            $15,975
          10/95                      $15,543            $15,918
          11/95                      $16,217            $16,616
          12/95                      $16,516            $16,936
           1/96                      $17,079            $17,512
           2/96                      $17,216            $17,675
           3/96                      $17,383            $17,845
           4/96                      $17,630            $18,107
           5/96                      $18,071            $18,572
           6/96                      $18,146            $18,643
           7/96                      $17,343            $17,819
           8/96                      $17,693            $18,195
           9/96                      $18,680            $19,217
          10/96                      $19,191            $19,748
          11/96                      $20,637            $21,239
          12/96                      $20,194            $20,818
           1/97                      $21,469            $22,117
           2/97                      $21,634            $22,292
           3/97                      $20,749            $21,378
           4/97                      $21,983            $22,652
           5/97                      $23,317            $24,036
           6/97                      $24,380            $25,106
           7/97                      $26,287            $27,102
           8/97                      $24,823            $25,584
           9/97                      $26,169            $26,983
          10/97                      $25,289            $26,082
          11/97                      $26,446            $27,290
          12/97                      $26,894            $27,759
           1/98                      $27,189            $28,064
           2/98                      $29,142            $30,088
           3/98                      $30,624            $31,628
           4/98                      $30,932            $31,951
           5/98                      $30,388            $31,401
           6/98                      $31,620            $32,676
           7/98                      $31,279            $32,330
           8/98                      $26,743            $27,658
           9/98                      $28,447            $29,431
          10/98                      $30,755            $31,824
          11/98                      $32,603            $33,752
          12/98                      $34,512            $35,697
           1/99                      $35,889            $37,199
           2/99                      $34,773            $36,039
           3/99                      $36,156            $37,480
           4/99                      $37,539            $38,931
           5/99                      $36,637            $38,012
           6/99                      $38,669            $40,080
           7/99                      $37,466            $38,829
           8/99                      $37,290            $38,636
           9/99                      $36,270            $37,577
          10/99                      $38,561            $39,956
          11/99                      $39,324            $40,767
          12/99                      $41,618            $43,168
           1/00                      $39,517            $41,001
           2/00                      $38,769            $40,226
           3/00                      $42,552            $44,161
           4/00                      $41,268            $42,831
           5/00                      $40,416            $41,953
           6/00                      $41,398            $42,990
           7/00                      $40,773            $42,319
           8/00                      $43,293            $44,947
           9/00                      $41,007            $42,574
          10/00                      $40,828            $42,395
          11/00                      $37,615            $39,054
          12/00                      $37,789            $38,890
           1/01                      $39,114            $40,271
           2/01                      $35,590            $36,598
           3/01                      $33,340            $34,278
           4/01                      $35,926            $36,941
           5/01                      $36,163            $37,189
           6/01                      $35,275            $36,285
           7/01                      $34,924            $35,929
           8/01                      $32,731            $33,680
           9/01                      $30,088            $30,959
          10/01                      $30,654            $31,550
          11/01                      $32,996            $33,970
          12/01                      $33,281            $34,269
           1/02                      $32,795            $33,769
           2/02                      $32,157            $33,117
           3/02                      $33,360            $34,362

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Index Fund Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

INTERNATIONAL FUND

INVESTMENT OBJECTIVE

The Wells Fargo International Fund (the Fund) seeks long-term capital appreciation by investing in high-quality companies based outside the United States.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Schroder Investment Management North America Inc.

FUND MANAGERS

Deborah A. Chaplin, CFA

Sheridan P. Reilly, CFA

INCEPTION DATE

07/15/87

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 7.11%(1) for the six-month period ended March 31, 2002, excluding sales charges, slightly underperforming the MSCI/EAFE Index(2), which returned 7.52%. The Fund's Class A shares distributed $0.45 per share in dividend income and no capital gains during the period.

     The Fund lagged behind its benchmark primarily because of its selection of Japanese financial stocks, which were negatively affected by heightened concerns about the sector's debt problems. In addition, the Fund was underweight in Continental Europe, which rebounded strongly as global markets rallied.

     On the plus side, the Fund's relatively low defensive exposure, and overweight positions in basic materials and technology, was beneficial as markets rallied. For example, the Fund benefited from holding Tokyo Electron, which rebounded strongly in response to evidence that technology demand might be reaching a lowpoint. The weakness of the yen was a further important catalyst in the period as it enhanced the relative attractiveness of Japanese exporting companies.

STRATEGIC OUTLOOK

     Recent economic reports have been surprisingly strong and it appears as if global growth has entered an economic recovery phase, underpinned by the inventory rebuilding process. We re-established the Fund's exposure to economically sensitive sectors, overweighting the technology and industrial sectors and moderating the extent of the underweight position in the energy sector.

     Although we acknowledge that Japan may also benefit from more vigorous global demand, we believe that deep-rooted structural problems are likely to constrain recovery in the longer term. As a result, we have lowered our overall weighting in Japan. However, because of the weak yen, Japanese companies with foreign exposure appear more secure than those that are domestically focused. As a result, we have recently increased the Fund's holdings in exporters such as Toyota Motor and Nintendo at the expense of more defensive holdings in such areas as food and beverages.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo International Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage International Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to April 12, 1995, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 12, 1995, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A, formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum CDSC for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

         AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                   INCLUDING SALES CHARGE            EXCLUDING SALES CHARGE
                                             ---------------------------------    ---------------------------------
                                             6-MONTH*  1-YEAR  5-YEAR  10-YEAR    6-MONTH*  1-YEAR  5-YEAR  10-YEAR
   WELLS FARGO INTERNATIONAL FUND-CLASS A      0.95    (16.87)  0.44     6.42       7.11    (11.80)  1.64    7.05

   WELLS FARGO INTERNATIONAL FUND-CLASS B      1.77    (16.70)  0.55     6.23       6.77    (12.42)  0.83    6.23

   WELLS FARGO INTERNATIONAL FUND-
      INSTITUTIONAL CLASS                                                           7.30    (11.48)  1.73    7.10

   BENCHMARK

     MSCI/EAFE INDEX                                                                7.52     (8.50)  1.32    5.84

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)
   BETA**                                        0.90

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)  22.7(X)

   PRICE TO BOOK RATIO                            2.3(X)

   MEDIAN MARKET CAP ($B)                        13.9

   NUMBER OF HOLDINGS                             101

   PORTFOLIO TURNOVER                              97%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)
   BP AMOCO PLC                              3.15%

   GLAXOSMITHKLINE PLC                       2.84%

   VODAFONE GROUP PLC                        2.26%

   ROCHE HOLDING AG                          2.24%

   RENAULT SA                                2.11%

   BAE SYSTEMS PLC                           1.94%

   NOVARTIS AG                               1.88%

   ING GROUP NV                              1.80%

   TELEFONICA SA                             1.77%

   BANK OF IRELAND                           1.71%

[CHART]

PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2002)
Continental Europe               45%
United Kingdom                   21%
Japan                            17%
Cash                              8%
Emerging Markets                  5%
Southeast Asia                    3%
Australia                         1%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

                            WELLS FARGO INTERNATIONAL     MSCI/EAFE INDEX      WELLS FARGO INTERNATIONAL
                                FUND - CLASS A                                      FUND - CLASS I
           3/92                     $9,425                    $10,000                  $10,000
           4/92                     $9,724                    $10,047                  $10,319
           5/92                    $10,266                    $10,719                  $10,893
           6/92                    $10,014                    $10,211                  $10,625
           7/92                     $9,724                     $9,950                  $10,318
           8/92                     $9,818                    $10,573                  $10,417
           9/92                     $9,652                    $10,365                  $10,241
          10/92                     $9,394                     $9,821                   $9,967
          11/92                     $9,333                     $9,913                   $9,902
          12/92                     $9,441                     $9,965                  $10,018
           1/93                     $9,423                     $9,964                   $9,998
           2/93                     $9,627                    $10,265                  $10,214
           3/93                    $10,162                    $11,160                  $10,782
           4/93                    $10,833                    $12,219                  $11,494
           5/93                    $10,932                    $12,477                  $11,599
           6/93                    $10,932                    $12,282                  $11,565
           7/93                    $11,277                    $12,712                  $11,965
           8/93                    $12,003                    $13,398                  $12,735
           9/93                    $12,127                    $13,097                  $12,867
          10/93                    $12,693                    $13,500                  $13,468
          11/93                    $12,229                    $12,320                  $12,975
          12/93                    $13,713                    $13,210                  $14,549
           1/94                    $14,480                    $14,326                  $15,363
           2/94                    $14,166                    $14,286                  $15,030
           3/94                    $13,533                    $13,670                  $14,359
           4/94                    $13,945                    $14,250                  $14,796
           5/94                    $13,930                    $14,169                  $14,780
           6/94                    $13,779                    $14,369                  $14,619
           7/94                    $14,003                    $14,507                  $14,857
           8/94                    $14,576                    $14,850                  $15,466
           9/94                    $14,238                    $14,383                  $15,107
          10/94                    $14,480                    $14,861                  $15,363
          11/94                    $13,930                    $14,147                  $14,779
          12/94                    $13,814                    $14,236                  $14,657
           1/95                    $13,031                    $13,689                  $13,826
           2/95                    $12,989                    $13,649                  $13,782
           3/95                    $13,723                    $14,501                  $14,561
           4/95                    $14,128                    $15,046                  $14,998
           5/95                    $14,408                    $14,867                  $15,296
           6/95                    $14,457                    $14,607                  $15,357
           7/95                    $15,192                    $15,517                  $16,136
           8/95                    $14,713                    $14,926                  $15,628
           9/95                    $15,142                    $15,217                  $16,083
          10/95                    $14,845                    $14,808                  $15,760
          11/95                    $14,936                    $15,219                  $15,865
          12/95                    $15,427                    $15,833                  $16,386
           1/96                    $15,746                    $15,898                  $16,724
           2/96                    $15,897                    $15,952                  $16,876
           3/96                    $16,183                    $16,290                  $17,188
           4/96                    $16,611                    $16,764                  $17,642
           5/96                    $16,645                    $16,455                  $17,678
           6/96                    $16,771                    $16,548                  $17,802
           7/96                    $16,242                    $16,064                  $17,241
           8/96                    $16,342                    $16,100                  $17,348
           9/96                    $16,678                    $16,528                  $17,704
          10/96                    $16,309                    $16,359                  $17,312
          11/96                    $16,930                    $17,010                  $17,981
          12/96                    $16,922                    $16,791                  $17,963
           1/97                    $16,727                    $16,203                  $17,756
           2/97                    $17,075                    $16,469                  $18,125
           3/97                    $17,168                    $16,528                  $18,224
           4/97                    $17,304                    $16,616                  $18,377
           5/97                    $18,364                    $17,698                  $19,493
           6/97                    $19,213                    $18,673                  $20,393
           7/97                    $19,594                    $18,975                  $20,798
           8/97                    $17,889                    $17,558                  $18,989
           9/97                    $18,865                    $18,541                  $20,024
          10/97                    $17,626                    $17,115                  $18,710
          11/97                    $17,304                    $16,941                  $18,368
          12/97                    $17,441                    $17,088                  $18,513
           1/98                    $18,057                    $17,869                  $19,168
           2/98                    $19,025                    $19,016                  $20,195
           3/98                    $19,796                    $19,602                  $21,012
           4/98                    $20,259                    $19,761                  $21,512
           5/98                    $20,422                    $19,670                  $21,676
           6/98                    $20,293                    $19,823                  $21,549
           7/98                    $20,396                    $20,029                  $21,658
           8/98                    $18,015                    $17,552                  $19,122
           9/98                    $17,483                    $17,018                  $18,559
          10/98                    $18,305                    $18,797                  $19,430
          11/98                    $19,074                    $19,765                  $20,246
          12/98                    $19,639                    $20,549                  $20,846
           1/99                    $19,975                    $20,494                  $21,202
           2/99                    $19,710                    $20,010                  $20,930
           3/99                    $20,249                    $20,851                  $21,503
           4/99                    $20,860                    $21,699                  $22,150
           5/99                    $20,143                    $20,586                  $21,390
           6/99                    $20,833                    $21,393                  $22,122
           7/99                    $21,381                    $22,035                  $22,703
           8/99                    $21,213                    $22,121                  $22,516
           9/99                    $20,983                    $22,349                  $22,272
          10/99                    $21,983                    $23,187                  $23,341
          11/99                    $23,203                    $23,991                  $24,636
          12/99                    $25,492                    $26,146                  $27,074
           1/00                    $25,008                    $24,485                  $26,561
           2/00                    $26,364                    $25,144                  $28,009
           3/00                    $26,393                    $26,120                  $28,040
           4/00                    $25,386                    $24,746                  $26,972
           5/00                    $25,550                    $24,142                  $27,156
           6/00                    $26,460                    $25,086                  $28,112
           7/00                    $25,889                    $24,035                  $27,506
           8/00                    $25,444                    $24,244                  $27,033
           9/00                    $24,301                    $23,063                  $25,832
          10/00                    $23,992                    $22,519                  $25,503
          11/00                    $23,866                    $21,674                  $25,328
          12/00                    $25,175                    $22,444                  $26,726
           1/01                    $25,390                    $22,433                  $26,968
           2/01                    $23,006                    $20,750                  $24,444
           3/01                    $21,113                    $19,366                  $22,431
           4/01                    $23,030                    $20,712                  $24,470
           5/01                    $21,820                    $19,981                  $23,195
           6/01                    $20,370                    $19,164                  $21,666
           7/01                    $20,046                    $18,815                  $21,322
           8/01                    $19,555                    $18,339                  $20,799
           9/01                    $17,386                    $16,481                  $18,505
          10/01                    $17,949                    $16,903                  $19,104
          11/01                    $18,549                    $17,527                  $19,754
          12/01                    $18,610                    $17,630                  $19,830
           1/02                    $17,721                    $16,694                  $18,882
           2/02                    $17,844                    $16,811                  $19,013
           3/02                    $18,622                    $17,720                  $19,857

(2) The Morgan Stanley Capital International/Europe, Australasia and Far East Index (MSCI/EAFE) does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Portfolio holdings are subject to change.

(5) The chart compares the performance of the Wells Fargo International Fund Class A and Institutional Class shares for the most recent ten years with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The Wells Fargo International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily in equity securities of non-U.S. companies.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Cynthia Tusan, CFA

Sabrina Yih, CFA

INCEPTION DATE

09/24/97

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 8.95%(1) for the six-month period ended March 31, 2002, excluding sales charges, outperforming the MSCI/EAFE Index(2), which returned 7.52%.

     The primary reason that the Fund outperformed the benchmark was its emphasis on economically cyclical stocks in a period in which the global economy was improving. In addition, the portfolio held investments in stronger-performing emerging markets, which are not included in the MSCI/EAFE index. Another positive factor was the portfolio's underweight in Japan, which was hampered by a weak yen and lower stock returns. The weakness of the yen reflected the market's continuing concern over the unstable state of affairs in Japan's banking system. The portfolio's major weakness was its investments in pharmaceutical stocks, which suffered as a result of an increasing number of patent challenges as well as competition from generic drugs.

     A fund holding, Phillips Electronics, was an example of a highly cyclical stock that benefited from an anticipated recovery in the economy and, more specifically, in technology. Meanwhile, another holding, retailer Walmart de Mexico exhibited continued improvement in its business operations as well as growing market share. The company benefited from its proximity to a recovering U.S. economy and was generally insulated from a volatile political environment.

STRATEGIC OUTLOOK

     Overall, the international markets may provide a viable alternative and source of diversification for U.S. investors. True, the recent tensions in the Middle East could be a destabilizing force, causing oil prices to rise. However, the cost of capital and technology for consumers and businesses remained low by the end of the period, providing the underpinnings for positive trends in spending patterns and productivity in the future. We believe that the portfolio may be positioned for a continued unfolding of an expected global economic recovery.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Class C shares of the Wells Fargo International Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach International Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares of the Stagecoach Fund, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999, reflects performance of the Class A shares, adjusted to reflect the expenses of the Institutional Class shares.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

         AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                        INCLUDING SALES CHARGE          EXCLUDING SALES CHARGE
                                                    ------------------------------   ------------------------------
                                                    6-MONTH*  1-YEAR  LIFE OF FUND   6-MONTH*  1-YEAR  LIFE OF FUND
   WELLS FARGO INTERNATIONAL EQUITY FUND-CLASS A    2.69      (13.73)     2.49         8.95    (8.48)     3.84

   WELLS FARGO INTERNATIONAL EQUITY FUND-CLASS B    3.59      (13.69)     2.70         8.59    (9.14)     3.10

   WELLS FARGO INTERNATIONAL EQUITY FUND-CLASS C    7.59       (9.99)     3.11         8.59    (9.08)     3.11

   WELLS FARGO INTERNATIONAL EQUITY FUND-
      INSTITUTIONAL CLASS                                                              9.17    (8.27)     4.02

   BENCHMARK

     MSCI/EAFE INDEX                                                                   7.52    (8.50)     0.38

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)
   BETA**                                          1.12

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)    29.3(X)

   PRICE TO BOOK RATIO                              2.7(X)

   MEDIAN MARKET CAP. ($B)                         16.5

   NUMBER OF HOLDINGS                                78

   PORTFOLIO TURNOVER                                 9%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)
   NESTLE S.A.                               2.88%

   TOTAL FINA ELF                            2.74%

   NINTENDO COMPANY LIMITED                  2.71%

   WALMART DE MEXICO                         2.49%

   RYANAIR HOLDINGS PLC                      2.42%

   DIAGEO PLC                                2.35%

   PHILIPS ELECTRONICS NV                    2.34%

   BOOTS COMPANY PLC                         2.25%

   ROYAL DUTCH PETROLEUM COMPANY             2.25%

   ASE TEST LIMITED                          2.13%

[CHART]


PORTFOLIO COMPOSITION(4) (AS OF MARCH 31, 2002)
Continental Europe                   39%
United Kingdom                       24%
Japan                                14%
Emerging Markets                      7%
Southeast Asia                        7%
Australia                             5%
Cash                                  3%
Canada                                1%

[CHART]


   GROWTH OF $10,000 INVESTMENT(5)

                     WELLS FARGO INTERNATIONAL EQUITY    MSCI/EAFE INDEX           WELLS FARGO INTERNATIONAL EQUITY
                              FUND - CLASS A                                              FUND - CLASS I
           9/97                   $9,425                     $10,000                          $10,000
           9/97                   $9,510                     $10,560                          $10,090
          10/97                   $8,954                      $9,748                           $9,500
          11/97                   $9,029                      $9,649                           $9,580
          12/97                   $9,116                      $9,732                           $9,672
           1/98                   $9,323                     $10,177                           $9,892
           2/98                   $9,955                     $10,831                          $10,562
           3/98                  $10,417                     $11,164                          $11,052
           4/98                  $10,605                     $11,255                          $11,252
           5/98                  $10,596                     $11,203                          $11,242
           6/98                  $10,746                     $11,290                          $11,402
           7/98                  $10,869                     $11,408                          $11,532
           8/98                   $9,135                      $9,997                           $9,692
           9/98                   $8,823                      $9,693                           $9,362
          10/98                   $9,606                     $10,706                          $10,192
          11/98                  $10,162                     $11,257                          $10,782
          12/98                  $10,577                     $11,704                          $11,222
           1/99                  $10,756                     $11,672                          $11,412
           2/99                  $10,567                     $11,397                          $11,212
           3/99                  $10,897                     $11,875                          $11,562
           4/99                  $11,312                     $12,359                          $12,002
           5/99                  $10,926                     $11,725                          $11,592
           6/99                  $11,548                     $12,184                          $12,252
           7/99                  $11,906                     $12,550                          $12,632
           8/99                  $11,802                     $12,599                          $12,522
           9/99                  $11,972                     $12,729                          $12,702
          10/99                  $12,670                     $13,206                          $13,442
          11/99                  $14,065                     $13,664                          $14,933
          12/99                  $15,988                     $14,891                          $17,002
           1/00                  $15,310                     $13,946                          $16,286
           2/00                  $16,638                     $14,321                          $17,697
           3/00                  $16,839                     $14,876                          $17,922
           4/00                  $15,807                     $14,094                          $16,828
           5/00                  $14,822                     $13,750                          $15,774
           6/00                  $15,606                     $14,288                          $16,613
           7/00                  $15,291                     $13,689                          $16,286
           8/00                  $15,568                     $13,808                          $16,582
           9/00                  $14,564                     $13,136                          $15,518
          10/00                  $14,172                     $12,826                          $15,099
          11/00                  $13,408                     $12,345                          $14,291
          12/00                  $13,878                     $12,783                          $14,792
           1/01                  $14,220                     $12,776                          $15,169
           2/01                  $13,106                     $11,818                          $13,977
           3/01                  $12,208                     $11,030                          $13,026
           4/01                  $12,813                     $11,796                          $13,674
           5/01                  $12,706                     $11,380                          $13,559
           6/01                  $12,315                     $10,915                          $13,151
           7/01                  $11,983                     $10,716                          $12,785
           8/01                  $11,524                     $10,445                          $12,304
           9/01                  $10,255                      $9,387                          $10,945
          10/01                  $10,635                      $9,627                          $11,364
          11/01                  $11,085                      $9,982                          $11,834
          12/01                  $11,329                     $10,041                          $12,106
           1/02                  $10,782                      $9,508                          $11,531
           2/02                  $10,635                      $9,575                          $11,364
           3/02                  $11,173                     $10,093                          $11,949

(2) The Morgan Stanley Capital International/Europe, Australasia and Far East Index (MSCI/EAFE) does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Portfolio holdings are subject to change.

(5) The chart compares the performance of the Wells Fargo International Equity Fund Class A and Institutional Class shares for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

 LARGE CAP APPRECIATION FUND

INVESTMENT OBJECTIVE

The Wells Fargo Large Cap Appreciation Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Cadence Capital Management

FUND MANAGERS

David Breed, CFA

Wayne Wicker, CFA

INCEPTION DATE

08/31/01

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 5.14%(1) for the six-month period ended March 31, 2002, excluding sales charges, underperforming the S&P 500 Index(2), which returned 10.99%.

     The primary reason that the Fund underperformed its benchmark was that it was not positioned to take advantage of the technology rallies that occurred in October and November 2001. The strong gains by many stocks in those months came about despite the fact that earnings estimates for the companies were decreasing. For example, we did not purchase Intel until January 2002, when the company began to have a positive earnings outlook. The stock had enjoyed strong performance during the prior few months, despite a negative earnings environment. However, recent improvement in the fundamental outlook for many technology companies as the economy strengthens has enabled us to increase the Fund's exposure to these and other more cyclical sectors.

     One of the Fund's top performers during the period was Veritas Software, which offers products that allow businesses to improve the management of their data. The company has been able to gain market share in the highly competitive enterprise software market. The Fund's avoidance of AOL Time Warner (AOL) was a significant benefit to performance. AOL has been struggling against lower subscription and advertising revenues. In addition, the Fund's lack of exposure to telecommunications utilities was favorable, as virtually all of these stocks declined sharply.

     In recent months, we have substantially lowered exposure to the financial services and health care sectors, while reallocating assets into cyclical sectors that we believe may benefit from a potential turnaround in capital expenditures, including transportation, consumer durables and basic materials. We have also increased exposure to technology, as many of these companies appear to be positioned to report improved earnings growth.

STRATEGIC OUTLOOK

     We believe the economy is recovering from last year's recession. As a result, the stock market could show modest growth for the remainder of 2002. The Fund may be well positioned to participate in this growth.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

         AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                              INCLUDING SALES CHARGE     EXCLUDING SALES CHARGE
                                                              ----------------------     ----------------------
                                                              6-MONTH*  LIFE OF FUND*    6-MONTH*  LIFE OF FUND*
   WELLS FARGO LARGE CAP APPRECIATION FUND-CLASS A             (0.90)      (5.56)         5.14        0.20

   WELLS FARGO LARGE CAP APPRECIATION FUND-CLASS B             (0.27)      (5.29)         4.73       (0.30)

   WELLS FARGO LARGE CAP APPRECIATION FUND-CLASS C              3.62       (1.30)         4.62       (0.30)

   WELLS FARGO LARGE CAP APPRECIATION FUND-INSTITUTIONAL CLASS                            5.25        0.30

   BENCHMARK

     S&P 500 INDEX                                                                       10.99        2.03


* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


CHARACTERISTICS (AS OF MARCH 31, 2002)
   BETA**                                              0.89

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)        26.2(X)

   PRICE TO BOOK RATIO                                  3.9(X)

   MEDIAN MARKET CAP ($B)                              17.6

   NUMBER OF HOLDINGS                                    89

   PORTFOLIO TURNOVER                                    61%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)
   MICROSOFT CORPORATION                                   3.01%

   CITIGROUP INCORPORATED                                  2.45%

   WAL-MART STORES INCORPORATED                            2.29%

   GENERAL ELECTRIC COMPANY                                1.92%

   AMERICAN INTERNATIONAL GROUP                            1.89%

   JOHNSON & JOHNSON                                       1.67%

   IBM CORPORATION                                         1.66%

   INTEL CORPORATION                                       1.64%

   PFIZER INCORPORATED                                     1.53%

   CISCO SYSTEMS INCORPORATED                              1.38%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)
Consumer Discretionary               21%
Health Care                          19%
Financial Services                   18%
Information Technology               17%
Industrials                          10%
Consumer Staples                      7%
Cash                                  4%
Basic Materials                       2%
Energy                                1%
Utility                               1%

[CHART]


   GROWTH OF $10,000 INVESTMENT(5)

                       WELLS FARGO                   WELLS FARGO
                         LARGE CAP                     LARGE CAP
                      APPRECIATION          S&P     APPRECIATION
                    FUND - CLASS A    500 INDEX   FUND - CLASS I
           8/01             $9,425      $10,000          $10,000
           9/01             $8,982       $9,192           $9,530
          10/01             $8,944       $9,368           $9,500
          11/01             $9,340      $10,086           $9,910
          12/01             $9,500      $10,175          $10,090
           1/02             $9,378      $10,026           $9,960
           2/02             $9,114       $9,833           $9,670
           3/02             $9,444      $10,202          $10,030

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Large Cap Appreciation Fund Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Adviser believes have superior growth potential.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

John Dale, CFA

Gary Nussbaum, CFA

INCEPTION DATE

12/31/82

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 14.29%(1) for the six-month period ended March 31, 2002, excluding sales charges, outperforming the S&P 500 Index(2), which returned 10.99% during the period.

     Prompted by aggressive action by the Federal Reserve Board to reduce interest rates, growth stocks rebounded strongly during the first half of the period, after falling dramatically following the September 11 terrorist attacks. However, the stocks that advanced the most gave back some of their gains in the first quarter of 2002. For example, Fund holding Intel enjoyed a strong rebound during the fourth quarter of 2001, even though earnings estimates for the company were still declining. During the first quarter of 2002, the stock gave up some of that ground. Another example of such a trend was another holding, Veritas Software, which offers products that allow businesses to improve the management of their data. The company has been able to gain market share in the highly competitive enterprise software market.

     We continue to find good investment opportunities. During the period, we began to build a position in eBay, which dominates the online auction arena. The company continued to grow its core business, while expanding geographically and across business lines. We also added Kohl's, which operates more than 350 specialty department stores. The company may prove to be one of America's most profitable retailers.

STRATEGIC OUTLOOK

     We believe that the outlook for growth stock investing in 2002 is positive, given that inflation is low and stock prices are reasonable. Unlike recent years, investors may not need to pay a substantial premium for faster growing companies in the stock market. We remain focused on investing in those rare companies we believe are able to sustain rapid earnings growth.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo Large Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Large Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to November 8, 1999, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

         AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                              INCLUDING SALES CHARGE               EXCLUDING SALES CHARGE
                                                         --------------------------------     ---------------------------------
                                                         6-MONTH*  1-YEAR  5-YEAR  10-YEAR    6-MONTH*  1-YEAR  5-YEAR  10-YEAR
   WELLS FARGO LARGE COMPANY GROWTH FUND-CLASS A           7.72    (7.40)   12.94   12.01       14.29   (1.76)   14.28   12.68

   WELLS FARGO LARGE COMPANY GROWTH FUND-CLASS B           8.99    (7.18)   13.36   11.93       13.99   (2.29)   13.60   11.93

   WELLS FARGO LARGE COMPANY GROWTH FUND-CLASS C          13.00    (3.26)   13.60   11.93       14.00   (2.29)   13.60   11.93

   WELLS FARGO LARGE COMPANY GROWTH FUND-
     INSTITUTIONAL CLASS                                                                        14.46   (1.51)   14.45   12.76

   BENCHMARK

     S&P 500 INDEX                                                                              10.99    0.24    10.18   13.25

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)
   BETA**                                         1.24

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)     33(X)

   PRICE TO BOOK RATIO                             5.2(X)

   MEDIAN MARKET CAP ($B)                         26.5

   NUMBER OF HOLDINGS                               35

   PORTFOLIO TURNOVER                                6%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)
   MICROSOFT CORPORATION                                   6.31%

   HOME DEPOT INCORPORATED                                 6.24%

   FIRST DATA CORPORATION                                  5.67%

   INTEL CORPORATION                                       5.33%

   GOLDMAN SACHS GROUP INCORPORATED                        5.25%

   PFIZER INCORPORATED                                     5.19%

   MEDTRONIC INCORPORATED                                  5.14%

   COSTCO WHOLESALE CORPORATION                            4.75%

   AMERICAN INTERNATIONAL GROUP                            4.70%

   PAYCHEX INCORPORATED                                    4.36%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)
Industrials                                       28%
Information Technology                            23%
Financial Services                                17%
Consumer Discretionary                            15%
Health Care                                       15%
Cash                                               2%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

                             WELLS FARGO                                 WELLS FARGO
                           LARGE COMPANY               S&P             LARGE COMPANY
                   GROWTH FUND - CLASS A         500 INDEX     GROWTH FUND - CLASS I
           3/92                   $9,425           $10,000                   $10,000
           4/92                   $9,271           $10,294                    $9,836
           5/92                   $9,439           $10,344                   $10,014
           6/92                   $9,003           $10,190                    $9,552
           7/92                   $9,437           $10,606                   $10,012
           8/92                   $9,204           $10,389                    $9,765
           9/92                   $9,360           $10,511                    $9,931
          10/92                   $9,581           $10,548                   $10,165
          11/92                  $10,204           $10,907                   $10,826
          12/92                  $10,204           $11,041                   $10,826
           1/93                  $10,125           $11,133                   $10,743
           2/93                   $9,722           $11,285                   $10,315
           3/93                  $10,074           $11,523                   $10,689
           4/93                   $9,218           $11,244                    $9,780
           5/93                   $9,671           $11,545                   $10,261
           6/93                   $9,547           $11,579                   $10,129
           7/93                   $9,633           $11,532                   $10,221
           8/93                   $9,987           $11,970                   $10,596
           9/93                  $10,081           $11,878                   $10,696
          10/93                  $10,232           $12,124                   $10,856
          11/93                   $9,962           $12,008                   $10,569
          12/93                  $10,167           $12,153                   $10,787
           1/94                  $10,540           $12,567                   $11,183
           2/94                  $10,441           $12,226                   $11,078
           3/94                   $9,975           $11,693                   $10,584
           4/94                   $9,915           $11,842                   $10,520
           5/94                  $10,012           $12,037                   $10,622
           6/94                   $9,443           $11,742                   $10,019
           7/94                   $9,914           $12,127                   $10,519
           8/94                  $10,347           $12,625                   $10,978
           9/94                  $10,162           $12,316                   $10,782
          10/94                  $10,392           $12,593                   $11,026
          11/94                   $9,953           $12,134                   $10,560
          12/94                  $10,059           $12,314                   $10,672
           1/95                  $10,265           $12,633                   $10,891
           2/95                  $10,521           $13,125                   $11,163
           3/95                  $10,833           $13,512                   $11,494
           4/95                  $11,117           $13,909                   $11,795
           5/95                  $11,463           $14,464                   $12,162
           6/95                  $12,293           $14,800                   $13,043
           7/95                  $12,895           $15,290                   $13,681
           8/95                  $13,012           $15,329                   $13,806
           9/95                  $13,564           $15,975                   $14,391
          10/95                  $13,146           $15,918                   $13,948
          11/95                  $13,413           $16,616                   $14,231
          12/95                  $12,999           $16,936                   $13,792
           1/96                  $13,342           $17,512                   $14,156
           2/96                  $13,967           $17,675                   $14,819
           3/96                  $14,124           $17,845                   $14,986
           4/96                  $14,703           $18,107                   $15,601
           5/96                  $15,171           $18,572                   $16,096
           6/96                  $14,968           $18,643                   $15,881
           7/96                  $14,136           $17,819                   $14,998
           8/96                  $14,287           $18,195                   $15,159
           9/96                  $15,615           $19,217                   $16,567
          10/96                  $15,491           $19,748                   $16,436
          11/96                  $16,476           $21,239                   $17,480
          12/96                  $16,264           $20,818                   $17,255
           1/97                  $17,568           $22,117                   $18,639
           2/97                  $17,170           $22,292                   $18,218
           3/97                  $15,952           $21,378                   $16,925
           4/97                  $17,199           $22,652                   $18,248
           5/97                  $18,497           $24,036                   $19,625
           6/97                  $19,472           $25,106                   $20,660
           7/97                  $21,269           $27,102                   $22,566
           8/97                  $20,096           $25,584                   $21,321
           9/97                  $21,496           $26,983                   $22,807
          10/97                  $20,685           $26,082                   $21,947
          11/97                  $21,320           $27,290                   $22,620
          12/97                  $21,687           $27,759                   $23,010
           1/98                  $22,257           $28,064                   $23,615
           2/98                  $24,022           $30,088                   $25,487
           3/98                  $24,641           $31,628                   $26,143
           4/98                  $25,284           $31,951                   $26,826
           5/98                  $24,469           $31,401                   $25,961
           6/98                  $26,699           $32,676                   $28,327
           7/98                  $26,754           $32,330                   $28,386
           8/98                  $22,288           $27,658                   $23,647
           9/98                  $24,383           $29,431                   $25,870
          10/98                  $26,170           $31,824                   $27,768
          11/98                  $28,656           $33,752                   $30,414
          12/98                  $32,091           $35,697                   $34,057
           1/99                  $34,707           $37,199                   $36,842
           2/99                  $33,246           $36,039                   $35,293
           3/99                  $35,308           $37,480                   $37,487
           4/99                  $35,455           $38,931                   $37,653
           5/99                  $34,218           $38,012                   $36,337
           6/99                  $37,228           $40,080                   $39,547
           7/99                  $35,408           $38,829                   $37,626
           8/99                  $35,496           $38,636                   $37,719
           9/99                  $34,141           $37,577                   $36,290
          10/99                  $37,086           $39,956                   $39,421
          11/99                  $38,441           $40,767                   $40,870
          12/99                  $42,668           $43,168                   $45,367
           1/00                  $41,571           $41,001                   $44,215
           2/00                  $42,349           $40,226                   $45,046
           3/00                  $47,335           $44,161                   $50,360
           4/00                  $45,502           $42,831                   $48,412
           5/00                  $42,469           $41,953                   $45,196
           6/00                  $45,737           $42,990                   $48,684
           7/00                  $45,882           $42,319                   $48,841
           8/00                  $48,631           $44,947                   $51,777
           9/00                  $45,236           $42,574                   $48,174
          10/00                  $45,212           $42,395                   $48,153
          11/00                  $41,384           $39,054                   $44,086
          12/00                  $41,040           $38,890                   $43,725
           1/00                  $41,687           $40,271                   $44,422
           2/00                  $35,363           $36,598                   $37,685
           3/00                  $31,652           $34,278                   $33,743
           4/01                  $35,046           $36,941                   $37,367
           5/01                  $34,722           $37,189                   $37,036
           6/01                  $33,745           $36,285                   $36,000
           7/01                  $33,141           $35,929                   $35,358
           8/01                  $30,138           $33,680                   $32,162
           9/01                  $27,208           $30,959                   $29,035
          10/01                  $28,465           $31,550                   $30,388
          11/01                  $31,798           $33,970                   $33,957
          12/01                  $32,103           $34,269                   $34,288
           1/02                  $31,902           $33,769                   $34,074
           2/02                  $29,771           $33,117                   $31,803
           3/02                  $31,096           $34,362                   $33,232

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Large Company Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Mid Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Tom Zeifang, CFA

Chris Greene

INCEPTION DATE

10/16/00

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 26.29%(1) for the six-month period ended March 31, 2002, excluding sales charges, outperforming the Russell Midcap(R) Index(2), which returned 24.82%.

     After a strong fourth quarter of 2001, technology stocks gave up some of their gains in the first quarter of 2002. For example, despite a 21% decline in the first quarter of 2002, Brocade Communications Systems, one of the Fund's holdings, advanced more than 90% for the six-month period as the storage company's revenues rebounded despite depressed conditions for corporate information technology spending. Economically cyclical stocks such as transportation and retail were very strong during the entire six-month period. Reflecting continued consumer spending, Best Buy Company, another Fund holding, appreciated nearly 75% during the period as the consumer electronics business continued to perform well despite the weak economy.

     Reflecting the weakness in the Fund's health care holdings, King Pharmaceuticals declined during the period while VeriSign, a provider of Internet security solutions, traded down sharply as investors penalized the company's lower earnings estimates. Meanwhile, by the end of the period, many mid-cap growth companies were trading at their lowest valuation levels since going public. While earnings growth prospects have been gradually improving since the end of the recession, consistent performance is not yet the norm.

STRATEGIC OUTLOOK

     We believe there may be relatively even performance between growth and value stocks in the near-term, with value stocks eventually giving way to growth stocks once investors regain confidence in the economy. For growth stocks to outperform, the companies may need to demonstrate strong earnings to earn their premium prices.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

(2) The Russell Midcap(R) Index consists of the bottom 800 securities of the Russell 1000 Index witH higher-than-average growth orientation as ranked by the total market capitalization. Securities in this index generally have higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values. You cannot invest directly in an index.

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                     INCLUDING SALES CHARGE          EXCLUDING SALES CHARGE
                                                 ------------------------------   ------------------------------
                                                 6-MONTH*  1-YEAR  LIFE OF FUND   6-MONTH*  1-YEAR  LIFE OF FUND
   WELLS FARGO MID CAP GROWTH FUND-CLASS A       19.03     (2.63)   (35.39)        26.29     3.31    (32.71)

   WELLS FARGO MID CAP GROWTH FUND-CLASS B       21.02     (2.23)   (34.97)        26.02     2.77    (33.12)

   WELLS FARGO MID CAP GROWTH FUND-CLASS C       25.02      1.58    (33.12)        26.02     2.58    (33.12)

   BENCHMARK

     RUSSELL MIDCAP(R) INDEX                                                       24.82     4.70    (23.79)

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)
   PRICE TO EARNINGS (TRAILING 12 MONTHS)   31.3(X)

   PRICE TO BOOK RATIO                       3.5(X)

   MEDIAN MARKET CAP. ($B)                   4.5

   NUMBER OF HOLDINGS                        122

   PORTFOLIO TURNOVER                        156%

     TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)
   BROCADE COMMUNICATIONS                                    3.54%

   VERISIGN INCORPORATED                                     1.93%

   ALTERA CORPORATION                                        1.78%

   INTERPUBLIC GROUP COMPANIES INCORPORATED                  1.70%

   IDEC PHARMACEUTICALS CORPORATION                          1.57%

   SUNGARD DATA SYSTEMS INCORPORATED                         1.54%

   BROADCOM CORPORATION                                      1.52%

   KING PHARMACEUTICALS INCORPORATED                         1.48%

   NETIQ CORPORATION                                         1.47%

   MERCURY INTERACTIVE CORPORATION                           1.35%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)
Information Technology                          33%
Health Care                                     19%
Consumer Discretionary                          18%
Financial Services                               8%
Industrials                                      7%
Energy                                           6%
Cash                                             6%
Materials                                        1%
Telecommunications                               1%
Utilities                                        1%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

                        WELLS FARGO         RUSSELL
                     MID CAP GROWTH          MIDCAP
                     FUND - CLASS A           INDEX
          10/00              $9,425         $10,000
          10/00              $9,255          $9,316
          11/00              $7,276          $7,292
          12/00              $7,710          $7,676
           1/01              $7,710          $8,114
           2/01              $6,145          $6,710
           3/01              $5,127          $5,750
           4/01              $6,107          $6,709
           5/01              $6,079          $6,677
           6/01              $6,079          $6,681
           7/01              $5,730          $6,230
           8/01              $5,221          $5,779
           9/01              $4,194          $4,823
          10/01              $4,807          $5,330
          11/01              $5,410          $5,904
          12/01              $5,627          $6,129
           1/02              $5,429          $5,930
           2/02              $4,863          $5,593
           3/02              $5,297          $6,020


(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Mid Cap Growth Fund Class A shares for the life of the Fund with the Russell Midcap(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

SIFE SPECIALIZED FINANCIAL SERVICES FUND

INVESTMENT OBJECTIVE

The Wells Fargo SIFE Specialized Financial Services Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGER

Michael J. Stead

INCEPTION DATE

07/02/62

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 11.78%(1) for the six-month period ended March 31, 2002, excluding sales charges, outperforming the S&P 500 Index(2), which returned 10.99%.

     During the period, companies in the financial services sector benefited from an improving trend in revenue and earnings per share, outperforming the broader stock market. Credit quality also showed signs of improvement. In keeping with our view that financial institutions with multiple revenue lines will benefit most from an economic recovery, recent portfolio changes favored large cap, multi-national and super-regional financial institutions, while we shifted away from mortgage-sensitive banks and other financial institutions.

     The Fund benefited from its holding in AFLAC which continued its record of rapid sales growth. It also benefited from its holding of JPMorgan Chase which had strong performance in its consumer business.

STRATEGIC OUTLOOK

     Going forward, we believe earnings per share growth rates in the financial services sector may be strong in the years ahead potentially setting a positive stage for the Fund's holdings. Keep in mind that we are focused on the long-term in our investment strategies and believe one should not rely on short-term performance as a reason for buying or selling the Fund.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through February 24, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Class C shares of the Wells Fargo SIFE Specialized Financial Services Fund for periods prior to February 25, 2002, reflects performance of the Class A, Class B and Class C shares of the SIFE Trust Fund, its predecessor fund. Effective at the close of business on February 22, 2002, the SIFE Trust Fund was reorganized into the Wells Fargo Funds. Performance shown for the Class A shares prior to February 25, 2002, reflects the performance of the predecessor portfolio's Class A-1 shares. Performance shown for the Class B and Class C shares of the Fund for the period form May 1, 1997, to February 22, 2002, reflects the performance of the Class A shares adjusted to reflect each Class's fees and expenses.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

         AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                     INCLUDING SALES CHARGE               EXCLUDING SALES CHARGE
                                                ---------------------------------    ---------------------------------
                                                6-MONTH*  1-YEAR  5-YEAR  10-YEAR    6-MONTH*  1-YEAR  5-YEAR  10-YEAR
   WELLS FARGO SIFE SPECIALIZED FINANCIAL

     SERVICES FUND-CLASS A                        5.35     3.04    9.73    15.18      11.78     9.33    11.03   15.86

   WELLS FARGO SIFE SPECIALIZED FINANCIAL

     SERVICES FUND-CLASS B                        6.30     1.51    9.61    14.83      11.30     8.31     9.88   14.83

   WELLS FARGO SIFE SPECIALIZED FINANCIAL

     SERVICES FUND-CLASS C                       10.13     7.14    9.81    14.80      11.13     8.14     9.81   14.80

   BENCHMARK

     S&P 500 INDEX                                                                    10.99     0.24    10.18   13.25

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)
   BETA**                                            0.89

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)      22.4(X)

   PRICE TO BOOK RATIO                                2.9(X)

   MEDIAN MARKET CAP. ($B)                            7.9

   NUMBER OF HOLDINGS                                  56

   PORTFOLIO TURNOVER                                  61%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

     TEN LARGEST HOLDINGS(3) (AS OF MARCH 31, 2002)
   CITIGROUP INCORPORATED                             5.16%

   BANKAMERICA CORPORATION                            5.08%

   J P MORGAN CHASE AND COMPANY                       5.08%

   BANK ONE CORPORATION                               5.06%

   FIFTH THIRD BANCORP                                5.00%

   CHARTER ONE FINANCIAL INCORPORATED                 5.00%

   BANK NEW YORK INCORPORATED                         4.93%

   M & T BANK CORPORATION                             4.03%

   SOVEREIGN BANCORP INCORPORATED                     4.00%

   COMERICA INCORPORATED                              3.84%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)
Financial Services                              94%
Health Care                                      3%
Cash                                             3%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

                           WELLS FARGO SIFE      S&P 500 INDEX
                         SPECIALIZED FINANCIAL
                            SERVICES FUND -
                                 CLASS A
           3/92                   $6,362            $10,000
           4/92                   $6,585            $10,294
           5/92                   $6,827            $10,344
           6/92                   $6,742            $10,190
           7/92                   $6,854            $10,606
           8/92                   $6,580            $10,389
           9/92                   $6,777            $10,511
          10/92                   $6,961            $10,548
          11/92                   $7,410            $10,907
          12/92                   $7,715            $11,041
           1/93                   $7,983            $11,133
           2/93                   $8,224            $11,285
           3/93                   $8,571            $11,523
           4/93                   $8,100            $11,244
           5/93                   $7,998            $11,545
           6/93                   $8,270            $11,579
           7/93                   $8,425            $11,532
           8/93                   $8,645            $11,970
           9/93                   $8,869            $11,878
          10/93                   $8,513            $12,124
          11/93                   $8,248            $12,008
          12/93                   $8,435            $12,153
           1/94                   $8,770            $12,567
           2/94                   $8,568            $12,226
           3/94                   $8,470            $11,693
           4/94                   $8,808            $11,842
           5/94                   $9,196            $12,037
           6/94                   $9,046            $11,742
           7/94                   $9,188            $12,127
           8/94                   $9,483            $12,625
           9/94                   $9,098            $12,316
          10/94                   $8,935            $12,593
          11/94                   $8,365            $12,134
          12/94                   $8,306            $12,314
           1/95                   $8,749            $12,633
           2/95                   $9,370            $13,125
           3/95                   $9,458            $13,512
           4/95                   $9,722            $13,909
           5/95                  $10,247            $14,464
           6/95                  $10,472            $14,800
           7/95                  $10,990            $15,290
           8/95                  $11,468            $15,329
           9/95                  $11,799            $15,975
          10/95                  $11,647            $15,918
          11/95                  $12,285            $16,616
          12/95                  $12,453            $16,936
           1/96                  $12,695            $17,512
           2/96                  $13,072            $17,675
           3/96                  $13,281            $17,845
           4/96                  $13,147            $18,107
           5/96                  $13,424            $18,572
           6/96                  $13,339            $18,643
           7/96                  $13,292            $17,819
           8/96                  $13,933            $18,195
           9/96                  $14,547            $19,217
          10/96                  $15,215            $19,748
          11/96                  $16,267            $21,239
          12/96                  $15,860            $20,818
           1/97                  $16,704            $22,117
           2/97                  $17,494            $22,292
           3/97                  $16,433            $21,378
           4/97                  $17,217            $22,652
           5/97                  $17,934            $24,036
           6/97                  $18,525            $25,106
           7/97                  $20,230            $27,102
           8/97                  $19,738            $25,584
           9/97                  $21,361            $26,983
          10/97                  $21,065            $26,082
          11/97                  $21,747            $27,290
          12/97                  $22,964            $27,759
           1/98                  $21,896            $28,064
           2/98                  $23,461            $30,088
           3/98                  $24,566            $31,628
           4/98                  $24,816            $31,951
           5/98                  $24,055            $31,401
           6/98                  $24,663            $32,676
           7/98                  $24,627            $32,330
           8/98                  $19,184            $27,658
           9/98                  $20,188            $29,431
          10/98                  $22,160            $31,824
          11/98                  $23,021            $33,752
          12/98                  $24,144            $35,697
           1/99                  $23,720            $37,199
           2/99                  $23,881            $36,039
           3/99                  $23,765            $37,480
           4/99                  $25,658            $38,931
           5/99                  $24,561            $38,012
           6/99                  $25,026            $40,080
           7/99                  $23,631            $38,829
           8/99                  $22,847            $38,636
           9/99                  $22,303            $37,577
          10/99                  $25,294            $39,956
          11/99                  $23,853            $40,767
          12/99                  $22,104            $43,168
           1/00                  $21,510            $41,001
           2/00                  $18,988            $40,226
           3/00                  $21,755            $44,161
           4/00                  $20,904            $42,831
           5/00                  $22,624            $41,953
           6/00                  $20,571            $42,990
           7/00                  $21,640            $42,319
           8/00                  $24,072            $44,947
           9/00                  $24,458            $42,574
          10/00                  $24,200            $42,395
          11/00                  $24,036            $39,054
          12/00                  $26,734            $38,890
           1/01                  $27,241            $40,271
           2/01                  $26,196            $36,598
           3/01                  $25,364            $34,278
           4/01                  $25,688            $36,941
           5/01                  $27,059            $37,189
           6/01                  $27,198            $36,285
           7/01                  $27,290            $35,929
           8/01                  $26,062            $33,680
           9/01                  $24,808            $30,959
          10/01                  $23,740            $31,550
          11/01                  $25,292            $33,970
          12/01                  $25,960            $34,269
           1/02                  $26,009            $33,769
           2/02                  $25,895            $33,117
           3/02                  $27,731            $34,362

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo SIFE Specialized Financial Services Fund Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

FUND MANAGERS

Tom Zeifang, CFA

Chris Greene

INCEPTION DATE

11/01/94

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 22.15%(1) for the six-month period ended March 31, 2002, excluding sales charges, underperforming the Russell 2000 Index(2), which returned 23.69%.

     After a strong fourth quarter of 2001, small-cap growth stocks gave up some ground during the first quarter of 2002. In particular, technology stocks weakened, as investors, in the midst of the Enron debacle, became concerned about the way profits are calculated. Despite the technology sell-off, Emulex, which focuses on storage products, rose about 250% during the six-month period as the company rebounded from a low valuation level. Emulex's strong financial results were particularly noteworthy during a period of fundamental weakness in the information technology sector. In addition, J. Jill Group, a specialty retailer of women's apparel, more than doubled during the period as investors were pleased with the company's improving earnings prospects as well as the overall strength of consumer spending. These stocks added to the Fund's return during the period.

     Detractors from Fund performance included First Horizon Pharmaceutical, which declined in a weak market for health care stocks, after the stock had performed impressively over the prior 18 months. Nevertheless, the company, which focuses on the treatment of cardiovascular, respiratory and other chronic disorders, continued to revise earnings estimates upward. Many telecommunications companies also faced difficulties; for example, Fund holding Alpha Industries, a manufacturer of components for cellular telephones, declined about 20% over the period as forecasted demand for cellular handsets were revised downward. By the end of the period, many emerging growth companies traded at their lowest valuation levels since going public. While earnings growth prospects have been gradually improving since the end of the recession, consistent performance is not yet the norm.

STRATEGIC OUTLOOK

     We believe there may be relatively even performance between growth and value stocks in the near-term, with value stocks eventually giving way to growth stocks once investors regain confidence in the economy. For growth stocks to outperform value stocks, the companies may need to demonstrate strong earnings to command their premium prices.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Small Cap Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund (the accounting survivor of a merger of the Stagecoach Small Cap Fund, the Stagecoach Strategic Growth Fund and the Norwest Advantage Small Company Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the Small Capitalization Growth Fund for BRP Employee Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to December 15, 1997, reflects the performance of the Class B shares, which as discussed above, reflects performance of the shares of the predecessor portfolio for periods prior to September 16, 1996, adjusted for Class C sales charges and expenses.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                          INCLUDING SALES CHARGE                   EXCLUDING SALES CHARGE
                                                  --------------------------------------    --------------------------------------
                                                  6-MONTH*  1-YEAR  5-YEAR  LIFE OF FUND    6-MONTH*  1-YEAR  5-YEAR  LIFE OF FUND
   WELLS FARGO SMALL CAP GROWTH FUND-CLASS A        15.10   (2.77)   6.30      13.25         22.15     3.19    7.57       14.16

   WELLS FARGO SMALL CAP GROWTH FUND-CLASS B        16.75   (2.56)   6.56      13.39         21.75     2.44    6.81       13.39

   WELLS FARGO SMALL CAP GROWTH FUND-CLASS C        20.77    1.44    6.80      13.38         21.77     2.44    6.80       13.38

   WELLS FARGO SMALL CAP GROWTH FUND-
     INSTITUTIONAL CLASS                                                                     22.31     3.45    7.99       14.86

   BENCHMARK

     RUSSELL 2000 INDEX                                                                      25.91    13.98    9.52       11.54

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)
   BETA**                                           1.65

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)     27.5(X)

   MEDIAN MARKET CAP. ($B)                           0.9

   NUMBER OF HOLDINGS                                125

   PORTFOLIO TURNOVER                                 94%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.

   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)
   NETIQ CORPORATION                                       3.02%

   EXAR CORPORATION                                        2.40%

   AGILE SOFTWARE CORPORATION                              2.29%

   FIRST HORIZON PHARMACEUTICALS                           2.05%

   MICROMUSE INCORPORATED                                  2.04%

   ADVANCED DIGITAL INFORMATION                            2.03%

   GLOBESPAN VIRATA INCORPORATED                           1.94%

   99 CENTS ONLY STORES                                    1.68%

   ENDO PHARMACEUTICALS HOLDINGS                           1.52%

   POWERWAVE TECHNOLOGIES                                  1.44%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)
Information Technology                            31%
Health Care                                       21%
Consumer Discretionary                            17%
Industrials                                       11%
Financial Services                                 8%
Energy                                             7%
Cash                                               3%
Materials                                          1%
Telecommunications                                 1%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

                              WELLS FARGO SMALL CAP     RUSSELL 2000 INDEX       WELLS FARGO SMALL CAP
                             GROWTH FUND - CLASS A                               GROWTH FUND - CLASS I
          10/94                      $9,425                  $10,000                    $10,000
          11/94                      $9,548                   $9,596                    $10,120
          12/94                      $9,943                   $9,853                    $10,560
           1/95                      $9,972                   $9,729                    $10,590
           2/95                     $10,518                  $10,134                    $11,170
           3/95                     $11,074                  $10,307                    $11,770
           4/95                     $11,385                  $10,536                    $12,100
           5/95                     $11,631                  $10,717                    $12,370
           6/95                     $12,856                  $11,273                    $13,670
           7/95                     $14,260                  $11,923                    $15,170
           8/95                     $14,288                  $12,169                    $15,200
           9/95                     $15,174                  $12,387                    $16,150
          10/95                     $14,703                  $11,834                    $15,650
          11/95                     $16,098                  $12,331                    $17,150
          12/95                     $16,814                  $12,656                    $17,910
           1/96                     $17,144                  $12,642                    $18,260
           2/96                     $18,134                  $13,037                    $19,320
           3/96                     $18,963                  $13,303                    $20,210
           4/96                     $21,489                  $14,014                    $22,910
           5/96                     $23,148                  $14,566                    $24,680
           6/96                     $21,404                  $13,968                    $22,830
           7/96                     $18,266                  $12,748                    $19,490
           8/96                     $20,217                  $13,489                    $21,580
           9/96                     $20,649                  $14,016                    $22,450
          10/96                     $19,260                  $13,801                    $20,930
          11/96                     $19,711                  $14,369                    $21,430
          12/96                     $20,327                  $14,746                    $22,110
           1/97                     $20,631                  $15,041                    $22,440
           2/97                     $18,773                  $14,675                    $20,430
           3/97                     $17,457                  $13,982                    $19,010
           4/97                     $16,519                  $14,022                    $18,000
           5/97                     $20,134                  $15,582                    $21,940
           6/97                     $21,771                  $16,251                    $23,730
           7/97                     $22,636                  $17,006                    $24,690
           8/97                     $23,353                  $17,396                    $25,470
           9/97                     $25,873                  $18,669                    $28,230
          10/97                     $24,016                  $17,850                    $26,210
          11/97                     $23,151                  $17,733                    $25,280
          12/97                     $22,582                  $18,044                    $24,668
           1/98                     $22,211                  $17,759                    $24,275
           2/98                     $23,704                  $19,071                    $25,921
           3/98                     $25,668                  $19,857                    $28,078
           4/98                     $25,598                  $19,966                    $28,013
           5/98                     $23,574                  $18,890                    $25,812
           6/98                     $24,295                  $18,930                    $26,618
           7/98                     $22,111                  $17,396                    $24,243
           8/98                     $16,571                  $14,018                    $18,174
           9/98                     $17,893                  $15,116                    $19,634
          10/98                     $17,893                  $15,732                    $19,645
          11/98                     $19,246                  $16,557                    $21,138
          12/98                     $21,233                  $17,581                    $23,339
           1/99                     $22,371                  $17,815                    $24,588
           2/99                     $19,977                  $16,372                    $21,973
           3/99                     $21,656                  $16,628                    $23,834
           4/99                     $23,693                  $18,117                    $26,084
           5/99                     $24,267                  $18,382                    $26,732
           6/99                     $26,769                  $19,213                    $29,501
           7/99                     $27,094                  $18,686                    $29,890
           8/99                     $26,791                  $17,995                    $29,548
           9/99                     $28,416                  $17,999                    $31,410
          10/99                     $32,338                  $18,072                    $35,769
          11/99                     $37,032                  $19,151                    $40,968
          12/99                     $46,438                  $21,319                    $51,390
           1/00                     $47,053                  $20,976                    $52,072
           2/00                     $58,399                  $24,439                    $64,642
           3/00                     $50,721                  $22,829                    $56,150
           4/00                     $44,273                  $21,454                    $48,996
           5/00                     $39,292                  $20,204                    $43,489
           6/00                     $49,478                  $21,965                    $54,774
           7/00                     $46,426                  $21,258                    $51,403
           8/00                     $52,637                  $22,880                    $58,273
           9/00                     $51,442                  $22,207                    $56,961
          10/00                     $44,308                  $21,217                    $49,061
          11/00                     $33,151                  $19,038                    $36,709
          12/00                     $35,597                  $20,673                    $39,407
           1/01                     $35,799                  $21,750                    $39,644
           2/01                     $28,440                  $20,317                    $31,505
           3/01                     $24,364                  $19,324                    $26,988
           4/01                     $28,253                  $20,835                    $31,302
           5/01                     $28,284                  $21,347                    $31,336
           6/01                     $28,922                  $22,103                    $32,047
           7/01                     $27,133                  $20,907                    $30,084
           8/01                     $24,939                  $20,232                    $27,664
           9/01                     $20,583                  $17,509                    $22,825
          10/01                     $23,026                  $18,533                    $25,549
          11/01                     $24,862                  $19,967                    $27,580
          12/01                     $26,806                  $21,199                    $29,729
           1/02                     $25,437                  $20,979                    $28,240
           2/02                     $23,150                  $20,404                    $25,702
           3/02                     $25,142                  $22,044                    $27,918

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Small Cap Growth Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE

The Wells Fargo Small Cap Opportunities Fund (the Fund) seeks to provide long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Schroder Investment Management North America Inc.

FUND MANAGER

Ira Unschuld

INCEPTION DATE

08/01/93

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 20.73%(1) for the six-month period ended March 31, 2002, excluding sales charges, underperforming the Russell 2000 Index(2), which returned 25.91%. The Fund's Class A shares distributed no dividend income and $1.52 per share in capital gains during the period.

     The six-month period marked a recovery in U.S. equity markets from the lows experienced following the September 11 terrorist attacks. A general belief that stocks were oversold and the expectation of economic rebound and improvement in corporate earnings brought positive sentiment to the markets. Small capitalization stocks outperformed during the rebound as the Russell 2000 Index appreciated more than 25% compared to much smaller increases in large cap stock indexes.

     The primary reason for the Fund's underperformance relative to the Russell 2000 Index was the overall poor performance in the health care and technology sectors. On the other hand, strong stock selection in the energy sector and the Fund's overweight position in consumer cyclicals were positive contributors to relative performance.

     For example, Patterson-UTI Energy, a provider of land-based drilling services to oil and natural gas companies, was a strong contributor to Fund performance as a result of strong corporate earnings and positive investor reaction to the company's merger and acquisition activities. Rent-A-Center, an operator of rent-to-own merchandise stores, was another top performer for the Fund as a result of the company's consistent generation of better than expected profits. However, PerkinElmer, a provider of drug research and genetic disease screening, had a negative impact on Fund performance as a result of the company's reduced earnings expectations.

STRATEGIC OUTLOOK

     Although the consensus among many economists is that an economic recovery is underway, we believe that the corporate profit picture remains cloudy. As a result, we expect the stock market to continue its volatility in 2002. Historically, small cap stocks have performed relatively well coming out of a recession. We intend to remain focused on our strategy of investing in relatively unknown companies that we believe offer the potential for superior long-term earnings growth.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to the shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Small Cap Opportunities Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 9, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to November 8, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted for Class B sales charges and expenses.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.


AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                           INCLUDING SALES CHARGE                   EXCLUDING SALES CHARGE
                                                    --------------------------------------  --------------------------------------
                                                    6-MONTH*  1-YEAR  5-YEAR  LIFE OF FUND  6-MONTH*  1-YEAR  5-YEAR  LIFE OF FUND
   WELLS FARGO SMALL CAP OPPORTUNITIES FUND-CLASS A  13.79    14.79   13.76      17.36       20.73     21.80   15.11      18.17

   WELLS FARGO SMALL CAP OPPORTUNITIES FUND-CLASS B  15.28    15.90   14.00      17.29       20.28     20.90   14.24      17.29

   WELLS FARGO SMALL CAP OPPORTUNITIES FUND-                                                 20.82     21.98   15.18      18.22
     INSTITUTIONAL CLASS

   BENCHMARK

     RUSSELL 2000 INDEX                                                                      25.91     13.98    9.52      10.78

* RETURNS FOR PERIOD LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)
   BETA**                                         1.03

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)  30.60(X)

   PRICE TO BOOK RATIO                            2.99(X)

   MEDIAN MARKET CAP. ($B)                        1.66

   NUMBER OF HOLDINGS                              100

   PORTFOLIO TURNOVER                               59%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.

   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)
   RENT-A-CENTER INCORPORATED                               1.98%

   CONSTELLATION BRANDS INCORPORATED                        1.72%

   AMERISOURCEBERGEN CORPORATION                            1.69%

   AMPHENOL CORPORATION                                     1.68%

   MICHAELS STORES INCORPORATED                             1.60%

   MOHAWK INDUSTRIES INCORPORATED                           1.57%

   APPLEBEE'S INTERNATIONAL                                 1.53%

   DAVITA INCORPORATED                                      1.43%

   ZALE CORPORATION                                         1.37%

   HILB ROGAL HAMILTON                                      1.36%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)
Consumer Discretionary                            27%
Information Technology                            20%
Industrials                                       17%
Health Care                                       12%
Cash                                               9%
Financial Services                                 7%
Energy                                             4%
Consumer Staples                                   2%
Materials                                          1%
Utilities                                          1%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

                              WELLS FARGO SMALL CAP         RUSSELL 2000 INDEX         WELLS FARGO SMALL CAP
                           OPPORTUNITIES FUND - CLASS A                              OPPORTUNITIES FUND - CLASS I
           7/93                       $9,425                    $10,000                        $10,000
           8/93                       $9,755                    $10,200                        $10,350
           9/93                      $10,198                     $9,952                        $10,820
          10/93                      $10,358                     $9,482                        $10,990
          11/93                      $10,094                     $9,509                        $10,710
          12/93                      $10,558                    $10,567                        $11,202
           1/94                      $10,985                    $11,021                        $11,656
           2/94                      $11,128                    $11,533                        $11,807
           3/94                      $10,577                    $11,797                        $11,222
           4/94                      $10,729                    $12,661                        $11,384
           5/94                      $10,691                    $12,105                        $11,343
           6/94                      $10,501                    $12,026                        $11,142
           7/94                      $10,625                    $12,237                        $11,273
           8/94                      $11,232                    $12,043                        $11,918
           9/94                      $10,995                    $12,933                        $11,666
          10/94                      $11,213                    $13,466                        $11,897
          11/94                      $10,729                    $12,922                        $11,384
          12/94                      $11,028                    $13,269                        $11,701
           1/95                      $11,077                    $13,101                        $11,753
           2/95                      $11,668                    $13,646                        $12,380
           3/95                      $12,022                    $13,880                        $12,756
           4/95                      $12,337                    $14,188                        $13,090
           5/95                      $12,613                    $14,432                        $13,383
           6/95                      $13,155                    $15,181                        $13,957
           7/95                      $14,248                    $16,055                        $15,117
           8/95                      $14,779                    $16,388                        $15,681
           9/95                      $15,291                    $16,681                        $16,224
          10/95                      $14,907                    $15,935                        $15,817
          11/95                      $15,724                    $16,605                        $16,684
          12/95                      $16,441                    $17,043                        $17,444
           1/96                      $16,362                    $17,024                        $17,360
           2/96                      $16,810                    $17,555                        $17,835
           3/96                      $17,705                    $17,914                        $18,785
           4/96                      $18,824                    $18,872                        $19,973
           5/96                      $19,944                    $19,615                        $21,160
           6/96                      $19,283                    $18,809                        $20,460
           7/96                      $17,828                    $17,167                        $18,916
           8/96                      $18,377                    $18,165                        $19,498
           9/96                      $19,429                    $18,875                        $20,614
          10/96                      $19,283                    $18,584                        $20,472
          11/96                      $19,921                    $19,350                        $21,148
          12/96                      $20,150                    $19,857                        $21,391
           1/97                      $20,575                    $20,254                        $21,831
           2/97                      $20,564                    $19,762                        $21,831
           3/97                      $19,802                    $18,829                        $21,022
           4/97                      $19,870                    $18,882                        $21,094
           5/97                      $22,211                    $20,983                        $23,577
           6/97                      $23,510                    $21,883                        $24,944
           7/97                      $24,630                    $22,901                        $26,144
           8/97                      $25,179                    $23,426                        $26,715
           9/97                      $26,892                    $25,140                        $28,545
          10/97                      $25,671                    $24,037                        $27,238
          11/97                      $25,470                    $23,880                        $27,036
          12/97                      $25,677                    $24,298                        $27,256
           1/98                      $25,161                    $23,914                        $26,695
           2/98                      $26,860                    $25,682                        $28,498
           3/98                      $28,524                    $26,740                        $30,264
           4/98                      $28,558                    $26,887                        $30,300
           5/98                      $27,089                    $25,438                        $28,754
           6/98                      $27,124                    $25,491                        $28,790
           7/98                      $25,264                    $23,426                        $26,805
           8/98                      $20,305                    $18,877                        $21,544
           9/98                      $20,822                    $20,355                        $22,092
          10/98                      $21,591                    $21,185                        $22,908
          11/98                      $22,888                    $22,296                        $24,284
          12/98                      $23,284                    $23,676                        $24,704
           1/99                      $22,824                    $23,990                        $24,216
           2/99                      $21,353                    $22,047                        $22,655
           3/99                      $21,364                    $22,391                        $22,667
           4/99                      $22,778                    $24,397                        $24,179
           5/99                      $23,559                    $24,754                        $25,009
           6/99                      $25,122                    $25,873                        $26,655
           7/99                      $24,743                    $25,164                        $26,264
           8/99                      $23,467                    $24,233                        $24,911
           9/99                      $23,559                    $24,237                        $24,996
          10/99                      $23,628                    $24,337                        $25,070
          11/99                      $24,938                    $25,790                        $26,472
          12/99                      $26,501                    $28,709                        $28,118
           1/00                      $26,272                    $28,247                        $27,886
           2/00                      $28,271                    $32,910                        $30,020
           3/00                      $31,363                    $30,742                        $33,300
           4/00                      $31,374                    $28,891                        $33,312
           5/00                      $30,110                    $27,207                        $31,971
           6/00                      $31,983                    $29,579                        $33,971
           7/00                      $31,661                    $28,627                        $33,629
           8/00                      $34,902                    $30,811                        $37,092
           9/00                      $34,385                    $29,905                        $36,543
          10/00                      $33,190                    $28,571                        $35,275
          11/00                      $31,271                    $25,637                        $33,239
          12/00                      $34,635                    $27,839                        $36,809
           1/00                      $35,263                    $29,290                        $37,488
           2/00                      $34,058                    $27,359                        $36,209
           3/00                      $32,865                    $26,022                        $34,944
           4/01                      $35,250                    $28,056                        $37,488
           5/01                      $36,656                    $28,747                        $38,979
           6/01                      $37,447                    $29,764                        $39,832
           7/01                      $37,083                    $28,154                        $39,446
           8/01                      $36,267                    $27,245                        $38,593
           9/01                      $33,154                    $23,577                        $35,277
          10/01                      $34,359                    $24,957                        $36,556
          11/01                      $36,619                    $26,888                        $38,966
          12/01                      $39,064                    $28,547                        $41,572
           1/02                      $38,509                    $28,251                        $40,998
           2/02                      $37,755                    $27,476                        $40,199
           3/02                      $40,028                    $29,686                        $42,623

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Small Cap Opportunities Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE

The Wells Fargo Small Cap Value Fund (the Fund) seeks capital appreciation by investing primarily in common stocks of smaller companies.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Smith Asset Management Group, LP

FUND MANAGER

Steve Smith, CFA

INCEPTION DATE

10/15/97

PERFORMANCE HIGHLIGHTS

     The Fund's Institutional Class shares returned 28.07%(1) for the six-month period ended March 31, 2002, outperforming the Russell 2000 Index(2), which returned 25.91%.

     The Fund's strong performance can be attributed to strong stock selection within the consumer discretionary and health care sectors. The Fund also benefited from an underweight position in telecommunication services stocks. As examples, NVR, a homebuilder, and Sonic Automotive, an operator of auto dealerships and collision repair centers, were two of our more successful holdings during the six-month period. NVR benefited from continued strength in the U.S. housing market as well as a 63% increase over its previous year's earnings. Sonic Automotive benefited from a series of positive earnings surprises as well as a 30% increase over its previous year's earnings. Within the health care sector, Sierra Health Services, a managed health care organization with operations in fast-growing Nevada and Texas, also performed well. On the downside, Metro One Telecommunications, a provider of directory assistance to wireless communications companies, fell due to weakness in the telecommunications sector and concerns over subscriber growth.

     The primary objective of the Fund is to own small, undervalued companies that will report a succession of positive earnings surprises. The Fund continued to have strong positive earnings surprises with 90% of all holdings reporting positive earnings surprises as compared to 66% for companies in the Russell 2000 Index.

STRATEGIC OUTLOOK

     The performance of our investment process generally relies on two key components: (1) our ability to successfully forecast positive earnings surprises and (2) investors' willingness to pay for these better-than-expected earnings. Our relative performance tends to be strongest when the economy is growing at a rate that equals or exceeds its historical average. Such a favorable economic environment appears more likely for 2002 than it did a few months ago.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for Institutional Class shares of the Wells Fargo Small Cap Value Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Performa Small Cap Value Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

(2) The Russell 2000 Index is an unmanaged index, which measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                              EXCLUDING SALES CHARGE
                                                                          ------------------------------
                                                                          6-MONTH*  1-YEAR  LIFE OF FUND
   WELLS FARGO SMALL CAP VALUE FUND-INSTITUTIONAL CLASS                    28.07     13.09      1.21

   BENCHMARK

     RUSSELL 2000 INDEX                                                    25.91     13.98      5.46


* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)
   BETA**                                            0.76

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)      15.2(X)

   PRICE TO BOOK RATIO                                2.7(X)

   MEDIAN MARKET CAP. ($B)                            0.7

   NUMBER OF HOLDINGS                                 101

   PORTFOLIO TURNOVER                                  52%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.

   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)
   WET SEAL INCORPORATED                                    2.36%

   MDC HOLDINGS INCORPORATED                                2.13%

   RUBY TUESDAY INCORPORATED                                2.11%

   COVENTRY HEALTH CARE INCORPORATED                        2.11%

   NVR INCORPORATED                                         2.10%

   LANDAMERICA FINANCIAL GROUP                              2.08%

   PNM RESOURCES INCORPORATED                               2.08%

   RYLAND GROUP                                             1.89%

   CORINTHIAN COLLEGES INCORPORATED                         1.88%

   ENGINEERED SUPPORT SYSTEM                                1.88%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)
Consumer Discretionary                             34%
Financial Services                                 21%
Health Care                                        12%
Industrials                                        11%
Consumer Staples                                    8%
Cash                                                4%
Basic Materials                                     3%
Information Technology                              3%
Energy                                              2%
Utility                                             2%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

                             WELLS FARGO
                               SMALL CAP                  RUSSELL 2000
                    VALUE FUND - CLASS I                         INDEX
          10/97                  $10,000                       $10,000
          10/97                   $9,290                        $9,561
          11/97                   $9,300                        $9,499
          12/97                   $9,210                        $9,665
           1/98                   $9,160                        $9,512
           2/98                  $10,000                       $10,215
           3/98                  $10,650                       $10,636
           4/98                  $10,760                       $10,695
           5/98                  $10,160                       $10,118
           6/98                  $10,060                       $10,140
           7/98                   $9,190                        $9,318
           8/98                   $7,420                        $7,509
           9/98                   $7,450                        $8,097
          10/98                   $7,830                        $8,427
          11/98                   $8,270                        $8,868
          12/98                   $8,700                        $9,417
           1/99                   $8,440                        $9,543
           2/99                   $7,669                        $8,770
           3/99                   $7,309                        $8,907
           4/99                   $7,799                        $9,705
           5/99                   $8,050                        $9,846
           6/99                   $8,781                       $10,291
           7/99                   $8,731                       $10,009
           8/99                   $8,350                        $9,639
           9/99                   $8,520                        $9,641
          10/99                   $8,530                        $9,680
          11/99                   $8,941                       $10,258
          12/99                   $9,622                       $11,420
           1/00                   $8,931                       $11,236
           2/00                   $9,341                       $13,091
           3/00                  $10,092                       $12,228
           4/00                  $10,292                       $11,492
           5/00                   $9,742                       $10,822
           6/00                  $10,252                       $11,766
           7/00                   $9,822                       $11,387
           8/00                  $10,783                       $12,256
           9/00                  $10,633                       $11,895
          10/00                  $10,523                       $11,365
          11/00                   $9,712                       $10,198
          12/00                  $10,423                       $11,074
           1/00                  $10,152                       $11,650
           2/00                   $9,722                       $10,883
           3/00                   $9,331                       $10,351
           4/01                  $10,012                       $11,160
           5/01                   $9,772                       $11,434
           6/01                   $9,772                       $11,839
           7/01                   $9,572                       $11,199
           8/01                   $8,911                       $10,837
           9/01                   $8,240                        $9,378
          10/01                   $8,290                        $9,927
          11/01                   $8,871                       $10,695
          12/01                   $9,311                       $11,355
           1/02                   $9,772                       $11,237
           2/02                   $9,982                       $10,929
           3/02                  $10,553                       $11,808

(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Small Cap Value Fund Institutional Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The Wells Fargo Small Company Growth Fund (the Fund) seeks to provide long-term capital appreciation by investing in smaller domestic companies.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

Robert Mersky, CFA

Paul von Kuster, CFA

INCEPTION DATE

12/31/82

PERFORMANCE HIGHLIGHTS

     The Fund's Institutional Class shares returned 17.35%(1) for the six-month period ended March 31, 2002, underperforming the Russell 2000 Index(2), which returned 25.91%.

     Although the Fund's produced positive returns during the period, the vast majority its underperformance relative to its benchmark can be attributed to its health care holdings. We held significant holdings in this sector, concentrating in some of the more aggressive areas of biotechnology research, drug development and generic pharmaceuticals. Historically, stocks in this group have been successful Fund investments. During the past six months, however, a series of failed drug trials and a slow FDA approval process has hurt the entire health care sector, including those companies unrelated to pharmaceuticals. Examples of poor performers for the Fund included RehabCare Group, a provider of temporary health care staffing, and Thoratec, a medical equipment company.

     On the positive side, the Fund's exposure to companies that we viewed as overlooked performed very well. This category included companies with undervalued assets, or management-induced turnarounds that created near-term investment opportunities. Examples included Cymer, a semiconductor capital equipment supplier, and Autotliv, a manufacturer of airbags and other automobile personal restraint systems. Both stocks rose sharply from their previous levels, reflecting rapid improvement in the outlooks for their products.

STRATEGIC OUTLOOK

     The Fund's past success was built on a disciplined approach to investing in small, rapidly growing companies that we believe are not widely followed by the investment community. In recent years, this approach has been severely tested, first during a period when investors overpaid for growth, and then, during a period in which investors became overly enamored with value investing. Looking forward, we believe our investment style may return to favor if the recent excesses of growth and value investing dissipate.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown for the Institutional Class shares of the Wells Fargo Small Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. Institutional Class shares are sold without sales charges.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                       EXCLUDING SALES CHARGE
                                                                -------------------------------------
                                                                6 MONTH*  1-YEAR  5-YEAR      10-YEAR
   WELLS FARGO SMALL COMPANY GROWTH FUND-INSTITUTIONAL CLASS      17.35    9.21    7.29        11.92

   BENCHMARK

     RUSSELL 2000 INDEX                                           25.91    13.98   9.52        11.14


* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)
   BETA**                                            1.24

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)        33(X)

   PRICE TO BOOK RATIO                                5.2(X)

   MEDIAN MARKET CAP ($B)                            26.5

   NUMBER OF HOLDINGS                                 123

   PORTFOLIO TURNOVER                                  91%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.

   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)
   HEALTH MANAGEMENT ASSOCIATES INCORPORATED                    1.98%

   IPC HOLDINGS LIMITED                                         1.68%

   NUCOR CORPORATION                                            1.63%

   OMNICARE INCORPORATED                                        1.45%

   AUTOLIV INCORPORATED                                         1.38%

   BELO CORPORATION                                             1.31%

   SYLVAN LEARNING SYSTEMS                                      1.31%

   OLD REPUBLIC INTERNATIONAL CORPORATION                       1.30%

   ADAPTEC INCORPORATED                                         1.29%

   INSIGHT COMMUNICATIONS                                       1.27%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)
Information Technology                            22%
Consumer Discretionary                            19%
Health Care                                       19%
Industrials                                       12%
Financial Services                                11%
Basic Materials                                    8%
Energy                                             5%
Consumer Staples                                   2%
Cash                                               2%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

                             WELLS FARGO
                           SMALL COMPANY          RUSSELL 2000
                   GROWTH FUND - CLASS I                 INDEX
           3/92                   10,000                10,000
           4/92                    9,553                10,179
           5/92                    9,483                 9,724
           6/92                    9,001                10,132
           7/92                    9,456                10,400
           8/92                    9,187                10,388
           9/92                    9,454                10,713
          10/92                    9,961                10,931
          11/92                   11,085                11,516
          12/92                   11,622                11,970
           1/93                   11,991                11,478
           2/93                   11,113                10,476
           3/93                   11,670                11,084
           4/93                   11,532                11,518
           5/93                   12,289                11,340
           6/93                   12,318                11,808
           7/93                   12,341                12,117
           8/93                   13,314                12,359
           9/93                   13,865                12,059
          10/93                   13,898                11,490
          11/93                   13,502                11,522
          12/93                   14,195                12,804
           1/94                   14,360                13,354
           2/94                   14,253                13,975
           3/94                   13,301                14,295
           4/94                   13,506                15,341
           5/94                   13,091                14,668
           6/94                   12,498                14,572
           7/94                   12,891                14,827
           8/94                   13,746                14,593
           9/94                   13,663                15,671
          10/94                   13,678                16,317
          11/94                   13,071                15,658
          12/94                   13,707                16,077
           1/95                   13,682                15,875
           2/95                   14,467                16,535
           3/95                   14,874                16,818
           4/95                   15,103                17,191
           5/95                   15,251                17,487
           6/95                   16,467                18,395
           7/95                   18,103                19,454
           8/95                   18,783                19,857
           9/95                   19,196                20,212
          10/95                   18,517                19,309
          11/95                   19,067                20,120
          12/95                   19,119                20,651
           1/96                   19,146                20,628
           2/96                   19,780                21,272
           3/96                   20,209                21,706
           4/96                   21,804                22,867
           5/96                   22,485                23,768
           6/96                   21,136                22,791
           7/96                   19,719                20,801
           8/96                   21,265                22,010
           9/96                   22,103                22,871
          10/96                   21,620                22,518
          11/96                   22,417                23,446
          12/96                   22,907                24,060
           1/97                   23,695                24,542
           2/97                   22,739                23,945
           3/97                   21,684                22,815
           4/97                   21,509                22,879
           5/97                   23,756                25,425
           6/97                   25,460                26,516
           7/97                   27,394                27,749
           8/97                   27,837                28,385
           9/97                   29,907                30,462
          10/97                   29,157                29,125
          11/97                   28,376                28,936
          12/97                   27,985                29,442
           1/98                   27,804                28,977
           2/98                   29,892                31,118
           3/98                   31,428                32,400
           4/98                   31,618                32,579
           5/98                   29,072                30,823
           6/98                   28,485                30,887
           7/98                   26,734                28,385
           8/98                   19,925                22,873
           9/98                   21,470                24,664
          10/98                   22,971                25,670
          11/98                   24,300                27,015
          12/98                   25,436                28,688
           1/99                   26,212                29,069
           2/99                   23,384                26,715
           3/99                   23,232                27,131
           4/99                   24,916                29,562
           5/99                   25,957                29,994
           6/99                   27,603                31,350
           7/99                   27,574                30,491
           8/99                   25,881                29,362
           9/99                   25,569                29,368
          10/99                   25,786                29,489
          11/99                   27,868                31,249
          12/99                   30,299                34,787
           1/00                   29,996                34,227
           2/00                   35,331                39,877
           3/00                   35,624                37,249
           4/00                   34,489                35,007
           5/00                   32,815                32,966
           6/00                   35,028                35,841
           7/00                   32,730                34,687
           8/00                   35,586                37,333
           9/00                   34,262                36,236
          10/00                   33,458                34,620
          11/00                   28,738                31,064
          12/00                   31,009                33,733
           1/00                   32,532                35,490
           2/00                   30,767                33,151
           3/00                   28,228                31,530
           4/01                   30,828                33,996
           5/01                   32,278                34,832
           6/01                   33,354                36,065
           7/01                   32,435                34,114
           8/01                   31,492                33,012
           9/01                   26,270                28,569
          10/01                   27,914                30,240
          11/01                   29,824                32,581
          12/01                   31,202                34,591
           1/02                   30,296                34,231
           2/02                   28,579                33,293
           3/02                   30,828                35,970

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the Core Portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Small Company Growth Fund Institutional Class shares for the most recent ten years with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

SMALL COMPANY VALUE FUND

INVESTMENT OBJECTIVE

The Wells Fargo Small Company Value Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Peregrine Capital Management, Inc.

FUND MANAGERS

Tasso H. Coin, Jr., CFA

Douglas G. Pugh, CFA

INCEPTION DATE

01/31/02

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 8.76%(1), since its inception on January 31, 2002, outperforming the Russell 2000 Index(2), which returned 2.29% during the same two month period.

     The Fund benefited from stock selection in the financial services, health care and retail sectors, as investors focused on an economic recovery in 2002. However, the Fund did not similarly benefit from its holdings in the technology sector. ShopKo Stores Inc. was the top performing stock, nearly doubling in price during the first quarter of 2002. The company, which operates a chain of about 150 discount retail stores in the Midwest and Mountain states, benefited from strong consumer demand as well as the misfortunes of Kmart. Another stock with strong performance was New Century Financial, a sub-prime mortgage lender. Its shares rose 68% during the first quarter of 2002 as investors became more comfortable with sub-prime credit risk in an improving economy. Tollgrade Communications, which brings high-speed Internet connectivity into homes, fell as the continued slowdown in technology infrastructure spending continued to pressure the company's earnings. Although it detracted from Fund performance, we maintained our investment in this company because we believe it will do well once a recovery in technology spending occurs.

STRATEGIC OUTLOOK

     We believe that the largest opportunities for the portfolio may be in the deeper cyclical sectors such as basic materials and manufacturing, areas that have not yet appreciated in value to a significant extent. In an effort to reallocate assets towards these promising sectors, we intend to shift funds away from financial services and utilities, which have already benefited from declining interest rates.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   Performance shown in the average annual total return table reflects the performance of the Small Company Value Core Portfolio adjusted to reflect the fees and expenses of each class of the Fund. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge
(CDSC) for Class B shares is 5.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period.

(2) The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                       INCLUDING SALES CHARGE             EXCLUDING SALES CHARGE
                                                    ------------------------------    ------------------------------
                                                    6-MONTH*  1-YEAR  LIFE OF FUND    6-MONTH*  1-YEAR  LIFE OF FUND
   WELLS FARGO SMALL COMPANY VALUE FUND-CLASS A      27.99     23.92     12.80         35.80     31.48     14.19

   WELLS FARGO SMALL COMPANY VALUE FUND-CLASS B      30.34     25.55     13.09         35.34     30.55     13.35

   WELLS FARGO SMALL COMPANY VALUE FUND-
     INSTITUTIONAL CLASS                                                               35.99     31.77     14.38

   BENCHMARK

     RUSSELL 2000 INDEX                                                                25.91     13.98      7.27

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)
   BETA**                                               0.90

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)         15.8(X)

   PRICE TO BOOK RATIO                                   1.5(X)

   MEDIAN MARKET CAP ($B)                                0.7

   NUMBER OF HOLDINGS                                    102

   PORTFOLIO TURNOVER                                     48%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.

   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)
   SIERRA HEALTH SERVICES                                    2.65%

   DOLLAR THRIFTY AUTOMOTIVE                                 1.91%

   HEALTH NET INCORPORATED                                   1.73%

   PATHMARK STORES INCORPORATED                              1.69%

   MERISTAR HOSPITALITY CORPORATION                          1.66%

   SHAW GROUP INCORPORATED                                   1.63%

   CALLAWAY GOLF COMPANY                                     1.50%

   EARTHLINK INCORPORATED                                    1.48%

   INTERNATIONAL MULTIFOODS CORPORATION                      1.46%

   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED              1.45%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)
Financial Services                              22%
Consumer Discretionary                          16%
Industrials                                     16%
Basic Materials                                 12%
Health Care                                      8%
Information Technology                           8%
Energy                                           5%
Utilities                                        5%
Consumer Staples                                 4%
Cash                                             4%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

                     WELLS FARGO SMALL COMPANY       RUSSELL 2000 INDEX         WELLS FARGO SMALL COMPANY
                           VALUE-CLASS A                                             VALUE-CLASS I
           6/97                 $9,425                    $10,000                      $10,000
           6/97                $10,112                    $10,429                      $10,730
           7/97                $10,667                    $10,914                      $11,320
           8/97                $10,847                    $11,164                      $11,512
           9/97                $11,620                    $11,981                      $12,334
          10/97                $11,249                    $11,455                      $11,942
          11/97                $11,370                    $11,381                      $12,072
          12/97                $11,783                    $11,580                      $12,512
           1/98                $11,621                    $11,397                      $12,342
           2/98                $12,409                    $12,239                      $13,181
           3/98                $12,921                    $12,743                      $13,726
           4/98                $13,115                    $12,813                      $13,934
           5/98                $12,502                    $12,123                      $13,284
           6/98                $12,392                    $12,148                      $13,169
           7/98                $11,672                    $11,164                      $12,406
           8/98                 $9,584                     $8,996                      $10,188
           9/98                 $9,995                     $9,701                      $10,626
          10/98                $10,137                    $10,096                      $10,778
          11/98                $10,473                    $10,625                      $11,137
          12/98                $10,671                    $11,283                      $11,349
           1/99                $10,435                    $11,433                      $11,100
           2/99                 $9,807                    $10,507                      $10,433
           3/99                 $9,674                    $10,671                      $10,293
           4/99                $10,487                    $11,627                      $11,159
           5/99                $11,049                    $11,797                      $11,759
           6/99                $11,327                    $12,330                      $12,056
           7/99                $11,186                    $11,992                      $11,907
           8/99                $10,925                    $11,548                      $11,631
           9/99                $10,567                    $11,551                      $11,251
          10/99                $10,453                    $11,598                      $11,132
          11/99                $10,345                    $12,291                      $11,018
          12/99                $10,718                    $13,682                      $11,416
           1/00                 $9,945                    $13,462                      $10,595
           2/00                 $9,906                    $15,684                      $10,555
           3/00                $10,787                    $14,651                      $11,494
           4/00                $10,867                    $13,769                      $11,581
           5/00                $10,965                    $12,966                      $11,687
           6/00                $10,927                    $14,096                      $11,648
           7/00                $11,216                    $13,643                      $11,957
           8/00                $12,139                    $14,683                      $12,943
           9/00                $11,978                    $14,252                      $12,773
          10/00                $11,961                    $13,616                      $12,757
          11/00                $11,910                    $12,218                      $12,704
          12/00                $13,558                    $13,267                      $14,464
           1/01                $13,805                    $13,959                      $14,729
           2/01                $13,804                    $13,039                      $14,730
           3/01                $13,610                    $12,401                      $14,524
           4/01                $14,163                    $13,371                      $15,117
           5/01                $14,826                    $13,700                      $15,826
           6/01                $15,408                    $14,185                      $16,450
           7/01                $15,093                    $13,417                      $16,117
           8/01                $15,178                    $12,984                      $16,209
           9/01                $13,177                    $11,236                      $14,074
          10/01                $13,534                    $11,894                      $14,458
          11/01                $14,661                    $12,814                      $15,664
          12/01                $15,307                    $13,605                      $16,356
           1/02                $15,506                    $13,463                      $16,570
           2/02                $16,343                    $13,094                      $17,465
           3/02                $17,894                    $14,147                      $19,139

(3) The ten largest equity holdings are calculated based on the market value of the Core Portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Small Company Value Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

SPECIALIZED HEALTH SCIENCES FUND

INVESTMENT OBJECTIVE

The Wells Fargo Specialized Health Sciences Fund (the Fund) seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Dresdner RCM Global Investors LLC

FUND MANAGER

Michael Dauchot, M.D.

INCEPTION DATE

04/02/01

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 5.15%(1) for the six-month period ended March 31, 2002, excluding sales charges, underperforming the S&P 500 Index(2), which returned 10.99%.

     The primary reason that the Fund underperformed its benchmark was that health care stocks underperformed the overall stock market during the period. Although earnings were on target, many health care technology companies in which the Fund invested faced actual or perceived setbacks in clinical trials, causing stock prices to falter. For example, one major pharmaceutical company presented very disappointing data at a major medical meeting, while another high-profile company delayed filing FDA applications for the next generation of a significant drug product. Although the Fund did not own shares of either of these companies, the news negatively affected large-cap pharmaceutical stocks. In addition, the Enron debacle caused investors to scrutinize accounting practices, particularly in joint ventures between pharmaceutical companies and biotechnology firms. This caused further damage to the group in early 2002, offsetting gains made in the fourth quarter of 2001.

STRATEGIC OUTLOOK

     Although health care did not perform well in early 2002, we believe that the long-term outlook for the sector is strong. It is our view that biotechnology may continue to provide positive news in the form of product approvals or positive data announcements in 2002. In addition, the medical products segment, particularly the orthopedic industry, is strong. On the other hand, the outlook for large-cap pharmaceutical stocks in 2002 is mixed, particularly with the continued political debate about rising prescription drug prices. Still, the unstable geopolitical climate, particularly in the Middle East, may be a net positive for health care stocks, which tend to outperform the overall markets in uncertain times.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                               INCLUDING SALES CHARGE            EXCLUDING SALES CHARGE
                                                           ------------------------------    ------------------------------
                                                           6-MONTH*  1-YEAR  LIFE OF FUND    6-MONTH*  1-YEAR  LIFE OF FUND
   WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND-CLASS A     (0.89)   (3.87)     (3.85)         5.15     2.00      1.99

   WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND-CLASS B     (0.24)   (3.80)     (2.79)         4.76     1.20      1.20

   WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND-CLASS C      3.76     0.20       1.20          4.76     1.20      1.20

   BENCHMARK

     S&P 500 INDEX                                                                            10.99     0.24     (5.65)

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)
   BETA**                                             0.88

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)       56.5(X)

   PRICE TO BOOK RATIO                                 9.6(X)

   MEDIAN MARKET CAP. ($B)                             5.8

   NUMBER OF HOLDINGS                                   58

   PORTFOLIO TURNOVER                                   66%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.

   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)
   PFIZER INCORPORATED                                    5.70%

   PHARMACIA CORPORATION                                  4.30%

   ELI LILLY & COMPANY                                    4.28%

   MEDTRONIC INCORPORATED                                 3.87%

   WYETH                                                  3.69%

   JOHNSON & JOHNSON                                      3.50%

   IDEC PHARMACEUTICALS CORPORATION                       3.18%

   AMGEN INCORPORATED                                     3.00%

   ST JUDE MEDICAL INCORPORATED                           2.86%

   CYTYC CORPORATION                                      2.59%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)
Health Care                                       96%
Cash                                               4%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

                          WELLS FARGO SPECIALIZED       S&P 500 INDEX
                      HEALTH SCIENCES FUND - CLASS A
           3/01                    $9,425                $10,000
           4/01                    $9,991                $10,777
           5/01                   $10,481                $10,849
           6/01                   $10,283                $10,586
           7/01                    $9,943                $10,482
           8/01                    $9,670                 $9,826
           9/01                    $9,142                 $9,032
          10/01                    $9,500                 $9,204
          11/01                    $9,925                 $9,910
          12/01                   $10,028                 $9,997
           1/02                    $9,538                 $9,851
           2/02                    $9,406                 $9,661
           3/02                    $9,614                $10,025

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Specialized Health Sciences Fund Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The Wells Fargo Specialized Technology Fund (the Fund) seeks long-term capital appreciation by investing in domestic and foreign equity securities of technology companies.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Dresdner RCM Global Investors LLC

FUND MANAGERS

Huachen Chen, CFA

Walter Price, Jr., CFA

INCEPTION DATE

09/18/00

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 25.83%(1) for the six-month period ended March 31, 2002, excluding sales charges, outperforming the S&P 500 Index(2), which returned 10.99%.

     Generally, technology stocks outperformed the broader markets during the period, with the economically cyclical semiconductor stocks leading the way. Communications companies faced poor orders and forecasted much lower than expected profits. Due to the Enron debacle, a focus on corporate accounting practices severely affected any company with questionable financial and accounting reporting practices.

     At the beginning of the period, we examined three main characteristics before purchasing shares of a company's stock: first, we looked for companies that we believed were leaders in their sector; second, we sought out positive factors from those companies, above and beyond what at a low point recovery in the economy might do for their business; lastly, we looked for signs that business was at a low point and might actually be improving. For example, one Fund holding, Taiwan Semiconductor was one of the few companies that could afford to build the new generation of semiconductor fabrication facilities. Meanwhile, another holding, Yahoo Japan was emerging as the broadband access and Internet auction leader in that country.

     Certain areas of the technology sector that had done well early in the period, such as the storage network sector, had trouble doing well enough to please investors as the period came to a close. However, we continue to believe that this area may provide good returns and high growth for the next several years as users consolidate and centralize their storage resources.

STRATEGIC OUTLOOK

     Capital spending has led the recession and lagged the economic recovery. We have remained patient because a degree of confidence in the economy may be needed before companies begin to feel better about their outlook. Indeed, we are fast approaching the time when that confidence may lead to actual spending on projects. We expect many of the Fund's companies may see a recovery in their orders and outlook in 2002.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

   For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                        INCLUDING SALES CHARGE             EXCLUDING SALES CHARGE
                                                     ------------------------------     ------------------------------
                                                     6-MONTH*  1-YEAR  LIFE OF FUND     6-MONTH*  1-YEAR  LIFE OF FUND
   WELLS FARGO SPECIALIZED TECHNOLOGY FUND-CLASS A    18.75    (21.97)    (48.85)        25.83    (17.21)   (46.84)

   WELLS FARGO SPECIALIZED TECHNOLOGY FUND-CLASS B    20.00    (22.05)    (48.68)        25.00    (17.94)   (47.29)

   WELLS FARGO SPECIALIZED TECHNOLOGY FUND-CLASS C    24.00    (18.76)    (47.29)        25.00    (17.94)   (47.29)

   BENCHMARK

     S&P 500 INDEX                                                                       10.99      0.24    (14.69)

* RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS (AS OF MARCH 31, 2002)
   BETA**                                                 1.79

   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)           60.5(X)

   PRICE TO BOOK RATIO                                     6.3(X)

   MEDIAN MARKET CAP. ($B)                                 6.3

   NUMBER OF HOLDINGS                                       77

   PORTFOLIO TURNOVER                                      206%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.

   THE BENCHMARK BETA IS 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS(3) (AS OF MARCH 31, 2002)
   UT STARCOM INCORPORATED                                    4.05%

   VERITAS SOFTWARE CORPORATION                               3.96%

   TAIWAN SEMICONDUCTOR MANUFACTURING                         3.42%

   AFFILIATED COMPUTER SERVICES                               3.35%

   TYCO INTERNATIONAL LIMITED                                 2.93%

   MARVELL TECHNOLOGY GROUP                                   2.71%

   SIEBEL SYSTEMS INCORPORATED                                2.67%

   MICROSOFT CORPORATION                                      2.59%

   CISCO SYSTEMS INCORPORATED                                 2.55%

   EBAY INCORPORATED                                          2.41%

[CHART]

SECTOR DISTRIBUTION(4) (AS OF MARCH 31, 2002)
Information Technology                            82%

Health Care                                        1%

Consumer Discretionary                             5%

Cash                                               6%

Industrials                                        6%

[CHART]

   GROWTH OF $10,000 INVESTMENT(5)

                 WELLS FARGO SPECIALIZED TECHNOLOGY FUND - CLASS A   S&P 500 INDEX
           9/00                          $9,425                      $10,000
           9/00                          $9,529                       $9,472
          10/00                          $8,426                       $9,432
          11/00                          $6,909                       $8,689
          12/00                          $6,437                       $8,652
           1/01                          $6,795                       $8,960
           2/01                          $5,014                       $8,143
           3/01                          $4,326                       $7,626
           4/01                          $4,637                       $8,219
           5/01                          $4,373                       $8,274
           6/01                          $4,232                       $8,073
           7/01                          $3,827                       $7,994
           8/01                          $3,327                       $7,493
           9/01                          $2,846                       $6,888
          10/01                          $3,261                       $7,019
          11/01                          $3,789                       $7,558
          12/01                          $3,968                       $7,624
           1/02                          $3,817                       $7,513
           2/02                          $3,252                       $7,368
           3/02                          $3,582                       $7,645


(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution is subject to change.

(5) The chart compares the performance of the Wells Fargo Specialized Technology Fund Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS               PORTFOLIO OF INVESTMENTS -- MARCH 31, 2002 (UNAUDITED)

DIVERSIFIED EQUITY FUND


FACE/SHARE
AMOUNT       SECURITY DESCRIPTION                                                                                      VALUE
    N/A      WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                           $   42,218,549
    N/A      WELLS FARGO EQUITY INCOME PORTFOLIO                                                                   430,161,040
    N/A      WELLS FARGO INDEX PORTFOLIO                                                                           428,088,329
    N/A      WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                            129,183,087
    N/A      WELLS FARGO INTERNATIONAL PORTFOLIO                                                                   128,950,031
    N/A      WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                           42,653,304
    N/A      WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                            334,592,811
    N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                  43,838,822
    N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                                  44,139,473
    N/A      WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                             43,332,280
    N/A      WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                              44,933,718

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 99.95% (COST $1,214,772,792)                                              1,712,091,444
                                                                                                                --------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,214,772,792)                           99.95%                                                          $1,712,091,444
OTHER ASSETS AND LIABILITIES, NET                0.05                                                                  832,361
                                               ------                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $1,712,923,805
                                               ======                                                           ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

DIVERSIFIED SMALL CAP FUND


FACE/SHARE
AMOUNT       SECURITY DESCRIPTION                                                                                      VALUE
    N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                                $ 53,815,023
    N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                                  54,436,688
    N/A      WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                             54,174,501
    N/A      WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                              54,433,871

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 99.58% (COST $187,048,750)                                                  216,860,083
                                                                                                                  ------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $187,048,750)                             99.58%                                                            $216,860,083
OTHER ASSETS AND LIABILITIES, NET                0.42                                                                  912,239
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $217,772,322
                                               ======                                                             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

EQUITY INCOME FUND


FACE/SHARE
AMOUNT       SECURITY DESCRIPTION                                                                                      VALUE

    N/A      WELLS FARGO EQUITY INCOME PORTFOLIO                                                                $1,597,943,603

TOTAL INVESTMENT IN CORE PORTFOLIOS - 100.01% (COST $1,366,564,084)                                              1,597,943,603
                                                                                                                --------------
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,366,564,084)                          100.01%                                                          $1,597,943,603
OTHER ASSETS AND LIABILITIES, NET               (0.01)                                                                (104,403)
                                               ------                                                           --------------
TOTAL NET ASSETS                               100.00%                                                          $1,597,839,200
                                               ======                                                           ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

EQUITY INDEX FUND


SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCK - 96.63%

AMUSEMENT & RECREATION SERVICES - 0.04%
      5,011  HARRAH'S ENTERTAINMENT INCORPORATED+                                                                 $    221,786
                                                                                                                  ------------
APPAREL & ACCESSORY STORES - 0.45%
     38,622  GAP INCORPORATED                                                                                          580,874
     14,958  KOHL'S CORPORATION+                                                                                     1,064,262
     23,093  LIMITED INCORPORATED                                                                                      413,365
      6,002  NORDSTROM INCORPORATED                                                                                    147,049

                                                                                                                     2,205,550
                                                                                                                  ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
      5,603  JONES APPAREL GROUP INCORPORATED+                                                                         195,824
      4,699  LIZ CLAIBORNE INCORPORATED                                                                                133,264
      4,956  VF CORPORATION                                                                                            214,347

                                                                                                                       543,435
                                                                                                                  ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
      4,769  AUTOZONE INCORPORATED+                                                                                    328,345
                                                                                                                  ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
      2,709  RYDER SYSTEM INCORPORATED                                                                                  80,023
                                                                                                                  ------------
BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.08%
      2,734  CENTEX CORPORATION                                                                                        141,976
      2,247  KB HOME                                                                                                    97,520
      2,695  PULTE HOMES INCORPORATED                                                                                  128,956

                                                                                                                       368,452
                                                                                                                  ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.40%
    104,647  HOME DEPOT INCORPORATED                                                                                 5,086,939
     34,579  LOWE'S COMPANIES INCORPORATED                                                                           1,503,840
      6,897  SHERWIN-WILLIAMS COMPANY                                                                                  196,427

                                                                                                                     6,787,206
                                                                                                                  ------------
BUSINESS SERVICES - 7.90%
     10,583  ADOBE SYSTEMS INCORPORATED                                                                                426,389
    197,682  AOL TIME WARNER INCORPORATED+                                                                           4,675,179
      2,447  AUTODESK INCORPORATED                                                                                     114,250
     27,700  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  1,614,079
     10,842  BMC SOFTWARE INCORPORATED+                                                                                210,876
     43,831  CENDANT CORPORATION+                                                                                      841,555
      8,383  CITRIX SYSTEMS INCORPORATED+                                                                              144,858
     25,787  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                            564,477
      7,631  COMPUTER SCIENCES CORPORATION+                                                                            387,273
     16,674  COMPUWARE CORPORATION+                                                                                    215,261
     22,694  CONCORD EFS INCORPORATED+                                                                                 754,576
      7,684  CONVERGYS CORPORATION+                                                                                    227,216


SHARES       SECURITY NAME                                                                                            VALUE
BUSINESS SERVICES (continued)
      2,963  DELUXE CORPORATION                                                                                   $    137,068
     21,471  ELECTRONIC DATA SYSTEMS CORPORATION                                                                     1,245,103
      6,470  EQUIFAX INCORPORATED                                                                                      193,453
     17,037  FIRST DATA CORPORATION                                                                                  1,486,478
      8,509  FISERV INCORPORATED+                                                                                      391,329
     13,197  IMS HEALTH INCORPORATED                                                                                   296,273
     16,864  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                               578,098
      9,498  INTUIT INCORPORATED+                                                                                      364,343
      3,694  MERCURY INTERACTIVE CORPORATION+                                                                          139,079
    241,830  MICROSOFT CORPORATION+                                                                                 14,584,767
      4,338  NCR CORPORATION+                                                                                          194,126
     16,194  NOVELL INCORPORATED+                                                                                       62,995
      8,300  OMNICOM GROUP INCORPORATED                                                                                783,520
    245,490  ORACLE CORPORATION+                                                                                     3,142,272
     11,610  PARAMETRIC TECHNOLOGY CORPORATION+                                                                         70,124
     13,526  PEOPLESOFT INCORPORATED+                                                                                  494,105
      8,681  RATIONAL SOFTWARE CORPORATION+                                                                            137,420
      7,832  ROBERT HALF INTERNATIONAL INCORPORATED+                                                                   231,201
      5,642  SAPIENT CORPORATION+                                                                                       26,800
     20,648  SIEBEL SYSTEMS INCORPORATED+                                                                              673,331
    145,066  SUN MICROSYSTEMS INCORPORATED+                                                                          1,279,482
      4,937  TMP WORLDWIDE INCORPORATED+                                                                               170,178
     14,402  UNISYS CORPORATION+                                                                                       181,897
     17,902  VERITAS SOFTWARE CORPORATION+                                                                             784,645
     25,972  YAHOO! INCORPORATED+                                                                                      479,703

                                                                                                                    38,303,779
                                                                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 12.08%
     69,514  ABBOTT LABORATORIES                                                                                     3,656,436
     10,146  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     524,040
      2,572  ALBERTO-CULVER COMPANY CLASS B                                                                            138,888
     46,792  AMGEN INCORPORATED+                                                                                     2,792,547
      4,906  AVERY DENNISON CORPORATION                                                                                299,413
     10,550  AVON PRODUCTS INCORPORATED                                                                                573,076
      6,605  BIOGEN INCORPORATED+                                                                                      324,041
     86,406  BRISTOL-MYERS SQUIBB COMPANY                                                                            3,498,579
      8,463  CHIRON CORPORATION+                                                                                       388,367
     10,397  CLOROX COMPANY                                                                                            453,621
     24,638  COLGATE-PALMOLIVE COMPANY                                                                               1,408,062
     40,276  DOW CHEMICAL COMPANY                                                                                    1,317,831
     45,781  E I DU PONT DE NEMOURS & COMPANY                                                                        2,158,574
      3,443  EASTMAN CHEMICAL COMPANY                                                                                  167,984
      5,709  ECOLAB INCORPORATED                                                                                       261,015
     50,196  ELI LILLY & COMPANY                                                                                     3,824,935
      7,978  FOREST LABORATORIES INCORPORATED+                                                                         651,803
      9,476  GENZYME CORPORATION+                                                                                      413,817


SHARES       SECURITY NAME                                                                                            VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     47,128  GILLETTE COMPANY                                                                                     $  1,602,823
      2,241  GREAT LAKES CHEMICAL CORPORATION                                                                           63,129
     24,322  IMMUNEX CORPORATION+                                                                                      735,984
      4,235  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           148,098
     10,969  KING PHARMACEUTICALS INCORPORATED+                                                                        384,025
     11,055  MEDIMMUNE INCORPORATED+                                                                                   434,793
    101,583  MERCK & COMPANY INCORPORATED                                                                            5,849,149
    280,749  PFIZER INCORPORATED                                                                                    11,156,965
     57,932  PHARMACIA CORPORATION                                                                                   2,611,575
      7,538  PPG INDUSTRIES INCORPORATED                                                                               413,912
      7,183  PRAXAIR INCORPORATED                                                                                      429,543
     57,882  PROCTER & GAMBLE COMPANY                                                                                5,214,589
      9,842  ROHM & HAAS COMPANY                                                                                       416,021
     65,382  SCHERING-PLOUGH CORPORATION                                                                             2,046,457
      3,276  SIGMA ALDRICH                                                                                             153,841
      4,755  WATSON PHARMACEUTICALS INCORPORATED+                                                                      128,813
     58,914  WYETH                                                                                                   3,867,704

                                                                                                                    58,510,450
                                                                                                                  ------------
COMMUNICATIONS - 5.14%
     13,882  ALLTEL CORPORATION                                                                                        771,145
    158,000  AT&T CORPORATION                                                                                        2,480,600
    120,694  AT&T WIRELESS SERVICES INCORPORATED+                                                                    1,080,211
     16,072  AVAYA INCORPORATED+                                                                                       118,611
     83,878  BELLSOUTH CORPORATION                                                                                   3,091,743
      6,301  CENTURYTEL INCORPORATED                                                                                   214,234
     12,507  CITIZENS COMMUNICATIONS COMPANY+                                                                          134,450
     26,689  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                              1,372,081
     42,198  COMCAST CORPORATION CLASS A+                                                                            1,341,896
     35,650  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                               191,797
     74,352  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                           611,173
    149,693  SBC COMMUNICATIONS INCORPORATED                                                                         5,604,506
     39,634  SPRINT CORPORATION (FON GROUP)                                                                            606,003
     44,154  SPRINT CORPORATION (PCS GROUP)+                                                                           454,345
      9,382  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                            394,044
    121,221  VERIZON COMMUNICATIONS INCORPORATED                                                                     5,533,739
    131,713  WORLDCOM INCORPORATED WORLDCOM GROUP+                                                                     887,746

                                                                                                                    24,888,324
                                                                                                                  ------------
DOMESTIC DEPOSITORY INSTITUTIONS - 9.37%
     16,274  AMSOUTH BANCORPORATION                                                                                    357,702
     70,260  BANK OF AMERICA CORPORATION                                                                             4,779,085
     32,889  BANK OF NEW YORK COMPANY INCORPORATED                                                                   1,381,996
     52,114  BANK ONE CORPORATION                                                                                    2,177,323
     20,588  BB&T CORPORATION                                                                                          784,609
     10,037  CHARTER ONE FINANCIAL INCORPORATED                                                                        313,355


SHARES       SECURITY NAME                                                                                            VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
    229,754  CITIGROUP INCORPORATED                                                                               $ 11,377,418
      7,953  COMERICA INCORPORATED                                                                                     497,619
     26,039  FIFTH THIRD BANCORP                                                                                     1,757,112
     46,610  FLEETBOSTON FINANCIAL CORPORATION                                                                       1,631,350
      7,039  GOLDEN WEST FINANCIAL CORPORATION                                                                         446,977
     11,219  HUNTINGTON BANCSHARES INCORPORATED                                                                        221,014
     88,109  J P MORGAN CHASE & COMPANY                                                                              3,141,086
     18,911  KEYCORP                                                                                                   503,978
      4,780  MARSHALL & ILSLEY CORPORATION                                                                             297,507
     20,892  MELLON FINANCIAL CORPORATION                                                                              806,222
     27,123  NATIONAL CITY CORPORATION                                                                                 834,303
      9,919  NORTHERN TRUST CORPORATION                                                                                596,231
     12,860  PNC FINANCIAL SERVICES GROUP INCORPORATED                                                                 790,761
     10,156  REGIONS FINANCIAL CORPORATION                                                                             348,859
     15,474  SOUTHTRUST CORPORATION                                                                                    408,514
     14,499  STATE STREET CORPORATION                                                                                  802,955
     12,888  SUNTRUST BANKS INCORPORATED                                                                               860,016
     13,009  SYNOVUS FINANCIAL CORPORATION                                                                             396,514
      6,135  UNION PLANTERS CORPORATION                                                                                290,738
     85,228  US BANCORP                                                                                              1,923,596
     60,773  WACHOVIA CORPORATION                                                                                    2,253,463
     43,010  WASHINGTON MUTUAL INCORPORATED                                                                          1,424,921
     75,704  WELLS FARGO & COMPANY++                                                                                 3,739,778
      4,097  ZIONS BANCORPORATION                                                                                      242,829

                                                                                                                    45,387,831
                                                                                                                  ------------
EATING & DRINKING PLACES - 0.49%
      5,228  DARDEN RESTAURANTS INCORPORATED                                                                           212,204
     57,405  MCDONALD'S CORPORATION                                                                                  1,592,989
      6,513  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                   382,834
      4,670  WENDY'S INTERNATIONAL INCORPORATED                                                                        163,357

                                                                                                                     2,351,384
                                                                                                                  ------------
ELECTRIC, GAS & SANITARY SERVICES - 3.26%
     23,805  AES CORPORATION+                                                                                          214,245
      5,584  ALLEGHENY ENERGY INCORPORATED                                                                             230,898
      8,796  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                     114,348
      6,146  AMEREN CORPORATION                                                                                        262,741
     14,390  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              663,235
     13,635  CALPINE CORPORATION+                                                                                      173,165
      7,425  CINERGY CORPORATION                                                                                       265,444
      5,939  CMS ENERGY CORPORATION                                                                                    134,400
      9,478  CONSOLIDATED EDISON INCORPORATED                                                                          397,223
      7,311  CONSTELLATION ENERGY GROUP INCORPORATED                                                                   225,544
     11,749  DOMINION RESOURCES INCORPORATED                                                                           765,565
      7,264  DTE ENERGY COMPANY                                                                                        330,512


SHARES       SECURITY NAME                                                                                            VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     36,889  DUKE ENERGY CORPORATION                                                                              $  1,394,404
     15,661  DYNEGY INCORPORATED                                                                                       454,169
     14,550  EDISON INTERNATIONAL+                                                                                     243,713
     22,789  EL PASO CORPORATION                                                                                     1,003,400
      9,871  ENTERGY CORPORATION                                                                                       428,500
     14,330  EXELON CORPORATION                                                                                        759,060
     13,290  FIRSTENERGY CORPORATION                                                                                   459,568
      7,854  FPL GROUP INCORPORATED                                                                                    467,706
      6,211  KEYSPAN CORPORATION                                                                                       226,018
      5,519  KINDER MORGAN INCORPORATED                                                                                267,285
     17,896  MIRANT CORPORATION+                                                                                       258,597
      1,979  NICOR INCORPORATED                                                                                         90,143
      9,267  NISOURCE INCORPORATED                                                                                     212,678
      1,584  PEOPLES ENERGY CORPORATION                                                                                 62,378
     17,324  PG & E CORPORATION+                                                                                       408,153
      3,780  PINNACLE WEST CAPITAL CORPORATION                                                                         171,423
      6,546  PPL CORPORATION                                                                                           259,287
      9,768  PROGRESS ENERGY INCORPORATED                                                                              488,791
      9,192  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              420,994
     13,315  RELIANT ENERGY INCORPORATED                                                                               343,394
      9,253  SEMPRA ENERGY                                                                                             232,713
     31,043  SOUTHERN COMPANY                                                                                          822,329
      6,237  TECO ENERGY INCORPORATED                                                                                  178,565
     11,839  TXU CORPORATION                                                                                           645,344
     28,036  WASTE MANAGEMENT INCORPORATED                                                                             763,981
     23,044  WILLIAMS COMPANIES INCORPORATED                                                                           542,917
     16,458  XCEL ENERGY INCORPORATED                                                                                  417,210

                                                                                                                    15,800,040
                                                                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.79%
     35,450  ADC TELECOMMUNICATIONS INCORPORATED+                                                                      144,281
     15,176  ADVANCED MICRO DEVICES INCORPORATED+                                                                      223,239
     17,201  ALTERA CORPORATION+                                                                                       376,186
      8,732  AMERICAN POWER CONVERSION CORPORATION+                                                                    129,059
     16,293  ANALOG DEVICES INCORPORATED+                                                                              733,837
      3,651  ANDREW CORPORATION+                                                                                        61,081
     13,368  APPLIED MICRO CIRCUITS CORPORATION+                                                                       106,944
     11,715  BROADCOM CORPORATION+                                                                                     420,569
     14,680  CIENA CORPORATION+                                                                                        132,120
      8,317  COMVERSE TECHNOLOGY INCORPORATED+                                                                         105,376
     11,417  CONEXANT SYSTEMS INCORPORATED+                                                                            137,575
     18,788  EMERSON ELECTRIC COMPANY                                                                                1,078,243
    443,700  GENERAL ELECTRIC COMPANY                                                                               16,616,565
    299,741  INTEL CORPORATION                                                                                       9,115,124
     60,614  JDS UNIPHASE CORPORATION+                                                                                 357,016
     14,172  LINEAR TECHNOLOGY CORPORATION                                                                             626,686


SHARES       SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     16,383  LSI LOGIC CORPORATION+                                                                               $    278,511
    152,864  LUCENT TECHNOLOGIES INCORPORATED                                                                          723,047
     14,551  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                   810,636
      3,428  MAYTAG CORPORATION                                                                                        151,689
     26,804  MICRON TECHNOLOGY INCORPORATED+                                                                           881,852
      8,677  MOLEX INCORPORATED                                                                                        300,832
     99,396  MOTOROLA INCORPORATED                                                                                   1,411,423
      7,933  NATIONAL SEMICONDUCTOR CORPORATION+                                                                       267,263
     14,909  NETWORK APPLIANCE INCORPORATED+                                                                           303,845
    143,112  NORTEL NETWORKS CORPORATION                                                                               642,573
      6,400  NOVELLUS SYSTEMS INCORPORATED+                                                                            346,432
      6,456  NVIDIA CORPORATION+                                                                                       286,388
      7,372  PMC-SIERRA INCORPORATED+                                                                                  120,016
      3,521  POWER-ONE INCORPORATED+                                                                                    28,802
      4,150  QLOGIC CORPORATION+                                                                                       205,508
     34,259  QUALCOMM INCORPORATED+                                                                                  1,289,509
     23,350  SANMINA-SCI CORPORATION+                                                                                  274,363
      6,986  SCIENTIFIC-ATLANTA INCORPORATED                                                                           161,377
     18,309  TELLABS INCORPORATED+                                                                                     191,695
     77,536  TEXAS INSTRUMENTS INCORPORATED                                                                          2,566,442
      2,597  THOMAS & BETTS CORPORATION                                                                                 54,953
      8,942  VITESSE SEMICONDUCTOR CORPORATION+                                                                         87,632
      2,985  WHIRLPOOL CORPORATION                                                                                     225,517
     14,983  XILINX INCORPORATED+                                                                                      597,222

                                                                                                                    42,571,428
                                                                                                                  ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.31%
      3,577  FLUOR CORPORATION                                                                                         145,905
     19,174  HALLIBURTON COMPANY                                                                                       327,300
      6,967  MOODY'S CORPORATION                                                                                       286,344
     16,735  PAYCHEX INCORPORATED                                                                                      664,380
      5,342  QUINTILES TRANSNATIONAL CORPORATION+                                                                       94,821

                                                                                                                     1,518,750
                                                                                                                  ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.71%
      2,447  BALL CORPORATION                                                                                          115,547
      4,179  COOPER INDUSTRIES INCORPORATED                                                                            175,309
      2,665  CRANE COMPANY                                                                                              72,861
      6,636  FORTUNE BRANDS INCORPORATED                                                                               327,619
     13,606  ILLINOIS TOOL WORKS INCORPORATED                                                                          984,394
     19,801  LOCKHEED MARTIN CORPORATION                                                                             1,140,142
     20,494  MASCO CORPORATION                                                                                         562,560
      2,586  SNAP-ON INCORPORATED                                                                                       88,053

                                                                                                                     3,466,485
                                                                                                                  ------------


SHARES       SECURITY NAME                                                                                            VALUE
FOOD & KINDRED PRODUCTS - 3.71%
      1,613  ADOLPH COORS COMPANY                                                                                 $    108,829
     39,489  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   2,061,326
     29,231  ARCHER-DANIELS-MIDLAND COMPANY                                                                            407,188
     18,295  CAMPBELL SOUP COMPANY                                                                                     490,306
    110,961  COCA-COLA COMPANY                                                                                       5,798,821
     19,861  COCA-COLA ENTERPRISES INCORPORATED                                                                        372,990
     23,990  CONAGRA FOODS INCORPORATED                                                                                581,758
     16,312  GENERAL MILLS INCORPORATED                                                                                796,841
     15,632  HEINZ (H J) COMPANY                                                                                       648,728
      4,845  HERCULES INCORPORATED+                                                                                     64,487
      6,056  HERSHEY FOODS CORPORATION                                                                                 415,078
     18,152  KELLOGG COMPANY                                                                                           609,363
     12,741  PEPSI BOTTLING GROUP INCORPORATED                                                                         329,610
     78,132  PEPSICO INCORPORATED                                                                                    4,023,798
     35,074  SARA LEE CORPORATION                                                                                      728,136
     10,058  WM WRIGLEY JR COMPANY                                                                                     536,192

                                                                                                                    17,973,451
                                                                                                                  ------------
FOOD STORES - 0.39%
     18,145  ALBERTSON'S INCORPORATED                                                                                  601,325
     35,745  KROGER COMPANY+                                                                                           792,109
     17,074  STARBUCKS CORPORATION+                                                                                    394,922
      6,277  WINN-DIXIE STORES INCORPORATED                                                                            100,683

                                                                                                                     1,889,039
                                                                                                                  ------------
FORESTRY - 0.18%
      8,156  PLUM CREEK TIMBER COMPANY                                                                                 242,315
      9,834  WEYERHAEUSER COMPANY                                                                                      618,165

                                                                                                                       860,480
                                                                                                                  ------------
FURNITURE & FIXTURES - 0.24%
      3,914  JOHNSON CONTROLS INCORPORATED                                                                             345,645
      8,774  LEGGETT & PLATT INCORPORATED                                                                              217,595
     11,919  NEWELL RUBBERMAID INCORPORATED                                                                            380,931
      8,195  ROCKWELL COLLINS INCORPORATED                                                                             206,678

                                                                                                                     1,150,849
                                                                                                                  ------------
GENERAL MERCHANDISE STORES - 3.48%
      5,107  BIG LOTS INCORPORATED                                                                                      71,753
      3,738  DILLARDS INCORPORATED CLASS A                                                                              89,189
     14,852  DOLLAR GENERAL CORPORATION                                                                                241,791
      7,699  FAMILY DOLLAR STORES INCORPORATED                                                                         257,993
      8,560  FEDERATED DEPARTMENT STORES INCORPORATED+                                                                 349,676
     11,781  J C PENNEY COMPANY INCORPORATED                                                                           243,985
     13,083  MAY DEPARTMENT STORES COMPANY                                                                             455,943
     14,406  SEARS ROEBUCK & COMPANY                                                                                   738,596


SHARES       SECURITY NAME                                                                                            VALUE
GENERAL MERCHANDISE STORES (continued)
     40,316  TARGET CORPORATION                                                                                   $  1,738,426
     12,180  TJX COMPANIES INCORPORATED                                                                                487,322
    199,042  WAL-MART STORES INCORPORATED                                                                           12,199,284

                                                                                                                    16,873,958
                                                                                                                  ------------
HEALTH SERVICES - 0.53%
     23,000  HCA INCORPORATED                                                                                        1,013,840
     10,795  HEALTH MANAGEMENT ASSOCIATES INCORPORATED+                                                                223,780
     17,519  HEALTHSOUTH CORPORATION+                                                                                  251,398
      4,572  MANOR CARE INCORPORATED+                                                                                  106,528
     14,534  TENET HEALTHCARE CORPORATION+                                                                             974,069

                                                                                                                     2,569,615
                                                                                                                  ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION - CONTRACTORS - 0.01%
      2,755  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                      42,840
                                                                                                                  ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.33%
     12,970  BED BATH & BEYOND INCORPORATED+                                                                           437,738
      9,453  BEST BUY COMPANY INCORPORATED+                                                                            748,678
      9,321  CIRCUIT CITY STORES - CIRCUIT CITY GROUP                                                                  168,151
      8,004  RADIOSHACK CORPORATION                                                                                    240,440

                                                                                                                     1,595,007
                                                                                                                  ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.22%
     16,492  HILTON HOTELS CORPORATION                                                                                 235,836
     10,762  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               483,752
      8,831  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          332,134

                                                                                                                     1,051,722
                                                                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.53%
     15,781  APPLE COMPUTER INCORPORATED+                                                                              373,536
     36,615  APPLIED MATERIALS INCORPORATED+                                                                         1,987,096
     14,999  BAKER HUGHES INCORPORATED                                                                                 573,712
      3,566  BLACK & DECKER CORPORATION                                                                                165,962
     15,337  CATERPILLAR INCORPORATED                                                                                  871,908
    327,559  CISCO SYSTEMS INCORPORATED+                                                                             5,545,574
     76,096  COMPAQ COMPUTER CORPORATION                                                                               795,203
      1,844  CUMMINS INCORPORATED                                                                                       87,092
     10,613  DEERE & COMPANY                                                                                           483,422
    116,422  DELL COMPUTER CORPORATION+                                                                              3,039,778
      9,051  DOVER CORPORATION                                                                                         371,091
      3,095  EATON CORPORATION                                                                                         250,633
     98,942  EMC CORPORATION+                                                                                        1,179,389
     14,468  GATEWAY INCORPORATED+                                                                                      91,438
     86,698  HEWLETT-PACKARD COMPANY                                                                                 1,555,362
     76,929  IBM CORPORATION                                                                                         8,000,616
      7,502  INGERSOLL-RAND COMPANY CLASS A                                                                            375,250


SHARES       SECURITY NAME                                                                                            VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      3,997  INTERNATIONAL GAME TECHNOLOGY+                                                                       $    249,093
      8,804  JABIL CIRCUIT INCORPORATED+                                                                               207,158
      5,805  LEXMARK INTERNATIONAL INCORPORATED+                                                                       331,930
     17,510  MINNESOTA MINING & MANUFACTURING COMPANY                                                                2,013,825
      5,455  PALL CORPORATION                                                                                          111,773
     25,790  PALM INCORPORATED+                                                                                        102,902
      5,232  PARKER-HANNIFIN CORPORATION                                                                               261,077
     10,890  PITNEY BOWES INCORPORATED                                                                                 466,092
     36,646  SOLECTRON CORPORATION+                                                                                    285,839
      3,800  STANLEY WORKS                                                                                             175,750
     10,199  SYMBOL TECHNOLOGIES INCORPORATED                                                                          114,637
     21,114  UNITED TECHNOLOGIES CORPORATION                                                                         1,566,659

                                                                                                                    31,633,797
                                                                                                                  ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.39%
     12,023  AON CORPORATION                                                                                           420,805
      7,534  HUMANA INCORPORATED+                                                                                      101,935
     12,265  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 1,382,756

                                                                                                                     1,905,496
                                                                                                                  ------------
INSURANCE CARRIERS - 4.30%
     11,590  ACE LIMITED                                                                                               483,303
      6,463  AETNA INCORPORATED                                                                                        250,894
     23,319  AFLAC INCORPORATED                                                                                        687,911
     31,842  ALLSTATE CORPORATION                                                                                    1,202,672
      4,713  AMBAC FINANCIAL GROUP INCORPORATED                                                                        278,397
    116,667  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               8,416,357
      7,582  CHUBB CORPORATION                                                                                         554,244
      6,459  CIGNA CORPORATION                                                                                         654,878
      7,213  CINCINNATI FINANCIAL CORPORATION                                                                          314,920
     15,395  CONSECO INCORPORATED+                                                                                      55,730
     10,949  HARTFORD FINANCIAL SERVICES GROUP                                                                         745,846
      6,719  JEFFERSON-PILOT CORPORATION                                                                               336,488
     13,338  JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                                                              509,378
      8,460  LINCOLN NATIONAL CORPORATION                                                                              429,176
      8,552  LOEWS CORPORATION                                                                                         500,976
      6,628  MBIA INCORPORATED                                                                                         362,485
     32,367  METLIFE INCORPORATED                                                                                    1,019,561
      4,787  MGIC INVESTMENT CORPORATION                                                                               327,574
      3,274  PROGRESSIVE CORPORATION                                                                                   545,514
      5,705  SAFECO CORPORATION                                                                                        182,788
      9,262  ST PAUL COMPANIES INCORPORATED                                                                            424,663
      5,545  TORCHMARK CORPORATION                                                                                     223,408
     13,923  UNITEDHEALTH GROUP INCORPORATED                                                                         1,063,996
     10,810  UNUMPROVIDENT CORPORATION                                                                                 301,923
      6,450  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                   410,672


SHARES       SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS (continued)
      5,925  XL CAPITAL LIMITED CLASS A                                                                           $    553,099

                                                                                                                    20,836,853
                                                                                                                  ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%
     10,261  GEORGIA-PACIFIC CORPORATION                                                                               307,317
      4,665  LOUISIANA-PACIFIC CORPORATION                                                                              50,102

                                                                                                                       357,419
                                                                                                                  ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.50%
     20,707  AGILENT TECHNOLOGIES INCORPORATED+                                                                        723,917
      5,845  ALLERGAN INCORPORATED                                                                                     377,879
      9,493  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              212,169
      2,282  BARD (C R) INCORPORATED                                                                                   134,752
      2,394  BAUSCH & LOMB INCORPORATED                                                                                106,701
     26,364  BAXTER INTERNATIONAL INCORPORATED                                                                       1,569,185
     11,551  BECTON DICKINSON & COMPANY                                                                                435,704
     12,059  BIOMET INCORPORATED                                                                                       326,317
     18,012  BOSTON SCIENTIFIC CORPORATION+                                                                            451,921
      6,650  DANAHER CORPORATION                                                                                       472,283
     13,038  EASTMAN KODAK COMPANY                                                                                     406,394
     13,608  GUIDANT CORPORATION+                                                                                      589,499
      8,354  KLA-TENCOR CORPORATION+                                                                                   555,541
     54,064  MEDTRONIC INCORPORATED                                                                                  2,444,233
      2,132  MILLIPORE CORPORATION                                                                                      94,320
      5,483  PERKINELMER INCORPORATED                                                                                  101,436
     17,458  RAYTHEON COMPANY                                                                                          716,651
      8,236  ROCKWELL AUTOMATION INCORPORATED                                                                          165,214
      3,888  ST JUDE MEDICAL INCORPORATED+                                                                             299,959
      8,780  STRYKER CORPORATION                                                                                       529,697
      4,109  TEKTRONIX INCORPORATED+                                                                                    97,219
      8,065  TERADYNE INCORPORATED+                                                                                    318,003
      7,940  THERMO ELECTRON CORPORATION+                                                                              164,596
      5,841  WATERS CORPORATION+                                                                                       163,373
     32,153  XEROX CORPORATION                                                                                         345,645
      8,655  ZIMMER HOLDINGS INCORPORATED+                                                                             294,703

                                                                                                                    12,097,311
                                                                                                                  ------------
METAL MINING - 0.32%
     23,937  BARRICK GOLD CORPORATION                                                                                  444,271
      6,429  FREEPORT-MCMORAN COOPER & GOLD INCORPORATED CLASS B+                                                      113,279
      8,138  INCO LIMITED+                                                                                             159,261
     17,494  NEWMONT MINING CORPORATION                                                                                484,409
      3,515  PHELPS DODGE CORPORATION                                                                                  147,982
     14,665  PLACER DOME INCORPORATED                                                                                  179,646

                                                                                                                     1,528,848
                                                                                                                  ------------


SHARES       SECURITY NAME                                                                                            VALUE
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
      4,524  VULCAN MATERIALS COMPANY                                                                             $    215,071
                                                                                                                  ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.75%
      7,715  HASBRO INCORPORATED                                                                                       122,051
     19,276  MATTEL INCORPORATED                                                                                       401,712
      6,471  TIFFANY & COMPANY                                                                                         230,044
     89,152  TYCO INTERNATIONAL LIMITED                                                                              2,881,393

                                                                                                                     3,635,200
                                                                                                                  ------------
MISCELLANEOUS RETAIL - 0.83%
     20,204  COSTCO WHOLESALE CORPORATION+                                                                             804,523
     17,451  CVS CORPORATION                                                                                           599,093
     13,709  OFFICE DEPOT INCORPORATED+                                                                                272,124
     20,615  STAPLES INCORPORATED+                                                                                     411,682
      8,785  TOYS R US INCORPORATED+                                                                                   157,779
     45,633  WALGREEN COMPANY                                                                                        1,788,357

                                                                                                                     4,033,558
                                                                                                                  ------------
MOTION PICTURES - 0.43%
     91,072  WALT DISNEY COMPANY                                                                                     2,101,942
                                                                                                                  ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.53%
     59,583  AMERICAN EXPRESS COMPANY                                                                                2,440,520
      9,596  CAPITAL ONE FINANCIAL CORPORATION                                                                         612,705
      5,480  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                                245,230
     31,043  FHLMC                                                                                                   1,967,195
     44,613  FNMA                                                                                                    3,563,686
     20,440  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                    1,160,992
     38,038  MBNA CORPORATION                                                                                        1,467,126
     12,692  PROVIDIAN FINANCIAL CORPORATION                                                                            95,825
      7,001  USA EDUCATION INCORPORATED                                                                                684,698

                                                                                                                    12,237,977
                                                                                                                  ------------
OIL & GAS EXTRACTION - 1.08%
     11,109  ANADARKO PETROLEUM CORPORATION                                                                            626,992
      6,122  APACHE CORPORATION                                                                                        348,219
      8,971  BURLINGTON RESOURCES INCORPORATED                                                                         359,647
      6,940  DEVON ENERGY CORPORATION                                                                                  334,994
      5,157  EOG RESOURCES INCORPORATED                                                                                209,168
      4,474  KERR-MCGEE CORPORATION                                                                                    281,191
      6,291  NABORS INDUSTRIES INCORPORATED+                                                                           265,795
      5,898  NOBLE DRILLING CORPORATION+                                                                               244,118
     16,684  OCCIDENTAL PETROLEUM CORPORATION                                                                          486,339
      4,186  ROWAN COMPANIES INCORPORATED+                                                                              96,445
     25,733  SCHLUMBERGER LIMITED                                                                                    1,513,615
     14,236  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                       473,062

                                                                                                                     5,239,585
                                                                                                                  ------------


SHARES       SECURITY NAME                                                                                            VALUE
PAPER & ALLIED PRODUCTS - 0.67%
      2,358  BEMIS COMPANY INCORPORATED                                                                           $    128,157
      2,592  BOISE CASCADE CORPORATION                                                                                  93,934
     21,523  INTERNATIONAL PAPER COMPANY                                                                               925,704
     23,452  KIMBERLY-CLARK CORPORATION                                                                              1,516,172
      8,870  MEADWESTVACO CORPORATION                                                                                  294,041
      7,114  PACTIV CORPORATION+                                                                                       142,422
      2,205  TEMPLE-INLAND INCORPORATED                                                                                125,068

                                                                                                                     3,225,498
                                                                                                                  ------------
PERSONAL SERVICES - 0.15%
      7,581  CINTAS CORPORATION                                                                                        377,989
      8,159  H&R BLOCK INCORPORATED                                                                                    362,668

                                                                                                                       740,657
                                                                                                                  ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.40%
      3,961  AMERADA HESS CORPORATION                                                                                  314,345
      3,096  ASHLAND INCORPORATED                                                                                      140,899
     47,640  CHEVRONTEXACO CORPORATION                                                                               4,300,463
     27,950  CONOCO INCORPORATED                                                                                       815,581
    305,481  EXXON MOBIL CORPORATION                                                                                13,389,232
     13,817  MARATHON OIL CORPORATION                                                                                  397,930
     17,027  PHILLIPS PETROLEUM COMPANY                                                                              1,069,296
     94,852  ROYAL DUTCH PETROLEUM COMPANY NY SHARES                                                                 5,152,361
      3,378  SUNOCO INCORPORATED                                                                                       135,154
     10,896  UNOCAL CORPORATION                                                                                        424,399

                                                                                                                    26,139,660
                                                                                                                  ------------
PRIMARY METAL INDUSTRIES - 0.53%
     14,332  ALCAN INCORPORATED                                                                                        567,977
     37,851  ALCOA INCORPORATED                                                                                      1,428,497
      3,584  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        59,279
      5,796  ENGELHARD CORPORATION                                                                                     179,850
      3,474  NUCOR CORPORATION                                                                                         223,170
      3,983  UNITED STATES STEEL CORPORATION                                                                            72,291
      3,814  WORTHINGTON INDUSTRIES INCORPORATED                                                                        58,583

                                                                                                                     2,589,647
                                                                                                                  ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.45%
      2,847  AMERICAN GREETINGS CORPORATION                                                                             51,673
      3,768  DOW JONES & COMPANY INCORPORATED                                                                          219,373
     11,828  GANNETT COMPANY INCORPORATED                                                                              900,111
      3,755  KNIGHT-RIDDER INCORPORATED                                                                                257,931
      8,638  MCGRAW-HILL COMPANIES INCORPORATED                                                                        589,544
      2,204  MEREDITH CORPORATION                                                                                       93,692
      6,734  NEW YORK TIMES COMPANY CLASS A                                                                            322,289
      5,044  RR DONNELLEY & SONS COMPANY                                                                               156,868


SHARES       SECURITY NAME                                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
     13,303  TRIBUNE COMPANY                                                                                      $    604,754
     79,193  VIACOM INCORPORATED CLASS B+                                                                            3,830,565

                                                                                                                     7,026,800
                                                                                                                  ------------
RAILROAD TRANSPORTATION - 0.41%
     17,160  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  517,889
      9,552  CSX CORPORATION                                                                                           364,027
     17,262  NORFOLK SOUTHERN CORPORATION                                                                              413,252
     11,093  UNION PACIFIC CORPORATION                                                                                 689,319

                                                                                                                     1,984,487
                                                                                                                  ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.26%
      3,241  COOPER TIRE & RUBBER COMPANY                                                                               70,168
      7,285  GOODYEAR TIRE & RUBBER COMPANY                                                                            186,277
     11,969  NIKE INCORPORATED CLASS B                                                                                 718,260
      2,630  REEBOK INTERNATIONAL LIMITED+                                                                              71,089
      3,739  SEALED AIR CORPORATION+                                                                                   176,032
      2,596  TUPPERWARE CORPORATION                                                                                     59,059

                                                                                                                     1,280,885
                                                                                                                  ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.58%
      4,459  BEAR STEARNS COMPANIES INCORPORATED                                                                       279,802
     61,031  CHARLES SCHWAB CORPORATION                                                                                798,896
     11,673  FRANKLIN RESOURCES INCORPORATED                                                                           489,332
     10,907  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     705,028
     37,607  MERRILL LYNCH & COMPANY INCORPORATED                                                                    2,082,676
     49,195  MORGAN STANLEY DEAN WITTER & COMPANY                                                                    2,819,365
      9,884  STILWELL FINANCIAL INCORPORATED                                                                           242,059
      5,508  T ROWE PRICE GROUP INCORPORATED                                                                           214,426

                                                                                                                     7,631,584
                                                                                                                  ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.07%
     42,198  CORNING INCORPORATED                                                                                      321,549
                                                                                                                  ------------
TOBACCO PRODUCTS - 1.11%
     96,759  PHILIP MORRIS COMPANIES INCORPORATED                                                                    5,096,297
      7,518  UST INCORPORATED                                                                                          292,676

                                                                                                                     5,388,973
                                                                                                                  ------------
TRANSPORTATION BY AIR - 0.38%
      6,914  AMR CORPORATION+                                                                                          182,599
      5,504  DELTA AIRLINES INCORPORATED                                                                               180,091
     13,323  FEDEX CORPORATION+                                                                                        774,066
     34,242  SOUTHWEST AIRLINES COMPANY                                                                                662,583
      3,042  US AIRWAYS GROUP INCORPORATED+                                                                             19,621

                                                                                                                     1,818,960
                                                                                                                  ------------


SHARES       SECURITY NAME                                                                                            VALUE
TRANSPORTATION EQUIPMENT - 2.16%
     37,400  BOEING COMPANY                                                                                       $  1,804,550
      3,918  BRUNSWICK CORPORATION                                                                                     107,040
      6,635  DANA CORPORATION                                                                                          142,453
     25,019  DELPHI CORPORATION                                                                                        400,054
     80,869  FORD MOTOR COMPANY                                                                                      1,333,530
      9,011  GENERAL DYNAMICS CORPORATION                                                                              846,583
     24,807  GENERAL MOTORS CORPORATION                                                                              1,499,583
      7,762  GENUINE PARTS COMPANY                                                                                     285,409
      4,542  GOODRICH CORPORATION                                                                                      143,709
     13,519  HARLEY-DAVIDSON INCORPORATED                                                                              745,302
     36,315  HONEYWELL INTERNATIONAL INCORPORATED                                                                    1,389,775
      3,948  ITT INDUSTRIES INCORPORATED                                                                               248,882
      2,676  NAVISTAR INTERNATIONAL CORPORATION+                                                                       118,547
      4,926  NORTHROP GRUMMAN CORPORATION                                                                              556,884
      3,427  PACCAR INCORPORATED                                                                                       250,891
      6,308  TEXTRON INCORPORATED                                                                                      322,339
      5,643  TRW INCORPORATED                                                                                          290,445

                                                                                                                    10,485,976
                                                                                                                  ------------
TRANSPORTATION SERVICES - 0.06%
      6,013  SABRE HOLDINGS CORPORATION+                                                                               280,867
                                                                                                                  ------------
WATER TRANSPORTATION - 0.18%
     26,186  CARNIVAL CORPORATION                                                                                      854,973
                                                                                                                  ------------
WHOLESALE TRADE-DURABLE GOODS - 1.91%
      4,178  GRAINGER (W W) INCORPORATED                                                                               234,929
    136,984  JOHNSON & JOHNSON                                                                                       8,897,111
      5,822  VISTEON CORPORATION                                                                                        96,354

                                                                                                                     9,228,394
                                                                                                                  ------------
WHOLESALE TRADE-NONDURABLE GOODS - 1.23%
      4,641  AMERISOURCEBERGEN CORPORATION                                                                             316,980
      3,050  BROWN-FORMAN CORPORATION                                                                                  221,918
     20,074  CARDINAL HEALTH INCORPORATED                                                                            1,423,046
     12,837  MCKESSON CORPORATION                                                                                      480,489
     22,414  SAFEWAY INCORPORATED+                                                                                   1,009,078
      5,913  SUPERVALU INCORPORATED                                                                                    152,555
     29,704  SYSCO CORPORATION                                                                                         885,773
     25,525  UNILEVER NV NY SHARES                                                                                   1,449,820

                                                                                                                     5,939,659
                                                                                                                  ------------
TOTAL COMMON STOCK (COST $245,637,582)                                                                            $468,101,855
                                                                                                                  ------------


SHARES       SECURITY NAME                                                                                            VALUE
RIGHTS - 0.00%
     12,100  SEAGATE                                                                                              $          0
                                                                                                                  ------------
TOTAL RIGHTS (COST $0)

SAILS - 0.00%
          1  NISOURCE INCORPORATED                                                                                           3
                                                                                                                  ------------
TOTAL SAILS (COST $0)

REAL ESTATE INVESTMENT TRUST - 0.19%
     18,503  EQUITY OFFICE PROPERTIES TRUST                                                                            554,905
     12,093  EQUITY RESIDENTIAL PROPERTIES TRUST                                                                       347,554

TOTAL REAL ESTATE INVESTMENT TRUST (COST $917,510)                                                                     902,459
                                                                                                                  ------------


PRINCIPAL                                                                      INTEREST RATE     MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS - 3.19%

REPURCHASE AGREEMENTS - 3.00%
$14,542,670  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
             US GOVERNMENT SECURITIES                                              1.94%             4/1/02         14,542,670
                                                                                                                  ------------
US TREASURY BILLS - 0.19%
    930,000  US TREASURY BILLS#                                                    1.99F            8/29/02            922,483
                                                                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,465,116)                                                                     15,465,153
                                                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $262,020,208)*                           100.01%                                                            $484,469,470
OTHER ASSETS AND LIABILITIES, NET               (0.01)                                                                 (69,899)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $484,399,571
                                               ======                                                             ============

+  NON-INCOME EARNING SECURITIES.
F  YIELD TO MATURITY.
#  SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $934,603.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $274,355,075
   GROSS UNREALIZED DEPRECIATION                                  (51,905,813)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $222,449,262


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

EQUITY VALUE FUND


SHARES       SECURITY NAME                                                                                            VALUE
COMMON STOCK - 92.13%

BUSINESS SERVICES - 8.26%
   222,000  CENDANT CORPORATION+                                                                                   $ 4,262,400
    66,200  CONVERGYS CORPORATION+                                                                                   1,957,534
    33,800  ELECTRONIC DATA SYSTEMS CORPORATION                                                                      1,960,062

                                                                                                                     8,179,996
                                                                                                                   -----------
CHEMICALS & ALLIED PRODUCTS - 8.21%
     6,000  BRISTOL-MYERS SQUIBB COMPANY                                                                               242,940
    21,400  MERCK & COMPANY INCORPORATED                                                                             1,232,212
    50,100  PHARMACIA CORPORATION                                                                                    2,258,508
    39,400  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                               2,153,999
    34,100  WYETH                                                                                                    2,238,665

                                                                                                                     8,126,324
                                                                                                                   -----------
COMMUNICATIONS - 4.78%
   136,000  AT&T WIRELESS SERVICES INCORPORATED+                                                                     1,217,200
    43,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                               2,210,630
    28,550  VERIZON COMMUNICATIONS INCORPORATED                                                                      1,303,308

                                                                                                                     4,731,138
                                                                                                                   -----------
DOMESTIC DEPOSITORY INSTITUTIONS - 7.74%
    30,850  BANK OF AMERICA CORPORATION                                                                              2,098,417
    79,033  CITIGROUP INCORPORATED                                                                                   3,913,714
    25,500  J P MORGAN CHASE & COMPANY                                                                                 909,075
    33,000  US BANCORP                                                                                                 744,810

                                                                                                                     7,666,016
                                                                                                                   -----------
ELECTRIC, GAS & SANITARY SERVICES - 12.29%
    32,200  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             1,484,098
    38,600  CINERGY CORPORATION                                                                                      1,379,950
    70,000  DUKE ENERGY CORPORATION                                                                                  2,646,000
    46,373  EL PASO CORPORATION                                                                                      2,041,803
    92,500  MIRANT CORPORATION+                                                                                      1,336,625
    24,300  TXU CORPORATION                                                                                          1,324,593
    83,100  WILLIAMS COMPANIES INCORPORATED                                                                          1,957,836

                                                                                                                    12,170,905
                                                                                                                   -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.71%
    11,900  ANALOG DEVICES INCORPORATED+                                                                               535,976
    28,900  CELESTICA INCORPORATED+                                                                                  1,047,914
    15,100  CYPRESS SEMICONDUCTOR CORPORATION+                                                                         347,300
    37,300  FLEXTRONICS INTERNATIONAL LIMITED+                                                                         680,725
    61,000  GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                               902,190
    56,400  GENERAL ELECTRIC COMPANY                                                                                 2,112,180
    49,000  NOKIA CORPORATION ADR                                                                                    1,016,260

                                                                                                                     6,642,545
                                                                                                                   -----------


SHARES       SECURITY NAME                                                                                            VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.36%
    18,900  JACOBS ENGINEERING GROUP INCORPORATED+                                                                 $ 1,347,381
                                                                                                                   -----------
FOOD & KINDRED PRODUCTS - 4.59%
    29,200  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    1,524,240
    29,600  GENERAL MILLS INCORPORATED                                                                               1,445,960
    30,550  PEPSICO INCORPORATED                                                                                     1,573,325

                                                                                                                     4,543,525
                                                                                                                   -----------
FOOD STORES - 1.95%
    87,000  KROGER COMPANY+                                                                                          1,927,920
                                                                                                                   -----------
HEALTH SERVICES - 2.30%
    34,000  TENET HEALTHCARE CORPORATION+                                                                            2,278,680
                                                                                                                   -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.88%
    17,875  IBM CORPORATION                                                                                          1,859,000
                                                                                                                   -----------
INSURANCE AGENTS, BROKERS & SERVICE - 0.93%
     8,200  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    924,468
                                                                                                                   -----------
INSURANCE CARRIERS - 2.63%
    21,952  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                1,583,617
    14,000  CHUBB CORPORATION                                                                                        1,023,400

                                                                                                                     2,607,017
                                                                                                                   -----------
LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION - 0.45%
     9,000  CANADIAN NATIONAL RAILWAY COMPANY                                                                          449,640
                                                                                                                   -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.48%
   106,500  TYCO INTERNATIONAL LIMITED                                                                               3,442,080
                                                                                                                   -----------
NONDEPOSITORY CREDIT INSTITUTIONS - 4.39%
    33,900  FHLMC                                                                                                    2,148,243
    38,750  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                     2,201,000

                                                                                                                     4,349,243
                                                                                                                   -----------
OIL & GAS EXTRACTION - 2.53%
    44,400  ANADARKO PETROLEUM CORPORATION                                                                           2,505,936
                                                                                                                   -----------
PAPER & ALLIED PRODUCTS - 1.68%
    12,900  BOWATER INCORPORATED                                                                                       642,420
    15,800  KIMBERLY-CLARK CORPORATION                                                                               1,021,470

                                                                                                                     1,663,890
                                                                                                                   -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.00%
         1  EXXON MOBIL CORPORATION                                                                                         44
                                                                                                                   -----------
PRIMARY METAL INDUSTRIES - 0.38%
    10,000  ALCOA INCORPORATED                                                                                         377,400
                                                                                                                   -----------


SHARES       SECURITY NAME                                                                                            VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.50%

    71,400  VIACOM INCORPORATED CLASS A+                                                                           $ 3,470,040
                                                                                                                   -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.31%
    17,650  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    1,140,896
    20,000  MORGAN STANLEY DEAN WITTER & COMPANY                                                                     1,146,200

                                                                                                                     2,287,096
                                                                                                                   -----------
TOBACCO PRODUCTS - 5.02%
    52,200  LOWES CORPORATION CAROLINA GROUP+                                                                        1,565,478
    64,750  PHILIP MORRIS COMPANIES INCORPORATED                                                                     3,410,383

                                                                                                                     4,975,861
                                                                                                                   -----------
TRANSPORTATION EQUIPMENT - 2.47%
         1  FORD MOTOR COMPANY                                                                                              16
    17,300  SPX CORPORATION+                                                                                         2,449,334

                                                                                                                     2,449,350
                                                                                                                   -----------
WHOLESALE TRADE - DURABLE GOODS - 0.97%
    14,800  JOHNSON & JOHNSON                                                                                          961,260
                                                                                                                   -----------
WHOLESALE TRADE - NONDURABLE GOODS - 1.32%
    19,200  AMERISOURCEBERGEN CORPORATION                                                                            1,311,360
                                                                                                                   -----------

TOTAL COMMON STOCK (COST $84,661,628)                                                                               91,248,115
                                                                                                                   -----------


PRINCIPAL                                                                      INTEREST RATE     MATURITY DATE
SHORT-TERM INVESTMENTS - 6.28%

Repurchase Agreements
$2,575,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED
            BY US GOVERNMENT SECURITIES                                             1.86%            4/5/02          2,575,000
 3,652,000  MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED
            BY US GOVERNMENT SECURITIES                                             1.83             4/5/02          3,652,000
                                                                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS (COST $6,227,000)                                                                       6,227,000
                                                                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $90,888,628)*                             98.41%                                                             $97,475,115
OTHER ASSETS AND LIABILITIES, NET                1.59                                                                1,572,997
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $99,048,112
                                               ======                                                              ===========

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $11,763,184
   GROSS UNREALIZED DEPRECIATION                                   (5,176,697)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $ 6,586,487


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2002 (UNAUDITED)                STOCK FUND

GROWTH FUND

SHARES     SECURITY NAME                                                                             VALUE
COMMON STOCK - 98.01%

APPAREL & ACCESSORY STORES - 2.80%
   131,600  KOHL'S CORPORATION+                                                                   $ 9,363,340
                                                                                                  -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.33%
   179,600  LOWE'S COMPANIES INCORPORATED                                                           7,810,804
                                                                                                  -----------

BUSINESS SERVICES - 13.13%
   103,500  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                      5,809,455
    88,700  AUTOMATIC DATA PROCESSING INCORPORATED                                                  5,168,549
   241,344  CONCORD EFS INCORPORATED+                                                               8,024,688
   271,000  FISERV INCORPORATED+                                                                   12,463,290
   134,969  MICROSOFT CORPORATION+                                                                  8,139,980
   336,400  ORACLE CORPORATION+                                                                     4,305,920

                                                                                                   43,911,882
                                                                                                  -----------

CHEMICALS & ALLIED PRODUCTS - 13.51%
    89,000  AMGEN INCORPORATED+                                                                     5,311,520
   190,800  ECOLAB INCORPORATED                                                                     8,723,376
    93,152  MERCK & COMPANY INCORPORATED                                                            5,363,692
   307,351  PFIZER INCORPORATED                                                                    12,214,128
   159,100  PHARMACIA CORPORATION                                                                   7,172,228
    97,800  WYETH                                                                                   6,420,570

                                                                                                   45,205,514
                                                                                                  -----------

COMMUNICATIONS - 1.70%
   152,004  SBC COMMUNICATIONS INCORPORATED                                                         5,691,029
                                                                                                  -----------

DOMESTIC DEPOSITORY INSTITUTIONS - 5.53%
   154,701  CITIGROUP INCORPORATED                                                                  7,660,794
    43,550  FIFTH THIRD BANCORP                                                                     2,938,754
   142,600  STATE STREET CORPORATION                                                                7,897,188

                                                                                                   18,496,736
                                                                                                  -----------

ELECTRIC, GAS & SANITARY SERVICES - 2.43%
   152,700  KEYSPAN CORPORATION                                                                     5,556,753
   100,900  XCEL ENERGY INCORPORATED                                                                2,557,815

                                                                                                    8,114,568
                                                                                                  -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.21%
   138,700  GENERAL ELECTRIC COMPANY                                                                5,194,315
   101,600  INTEL CORPORATION                                                                       3,089,656
    78,700  L-3 COMMUNICATIONS HOLDINGS INCORPORATED+                                               8,814,400
   248,500  NOKIA CORPORATION ADR                                                                   5,153,890
    49,300  QUALCOMM INCORPORATED+                                                                  1,855,652

                                                                                                   24,107,913
                                                                                                  -----------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.52%
   128,400  PAYCHEX INCORPORATED                                                                    5,097,480
                                                                                                  -----------

SHARES       SECURITY NAME                                                                                   VALUE
FOOD & KINDRED PRODUCTS - 3.74%
    97,800  MCCORMICK & COMPANY                                                                           $ 5,000,514
   145,600  PEPSICO INCORPORATED                                                                            7,498,400

                                                                                                           12,498,914
                                                                                                          -----------

FOOD STORES - 2.51%
   362,300  STARBUCKS CORPORATION+                                                                          8,379,999
                                                                                                          -----------

GENERAL MERCHANDISE STORES - 3.05%
   236,540  TARGET CORPORATION                                                                             10,199,605
                                                                                                          -----------

HEALTH SERVICES - 1.66%
   126,200  HCA INCORPORATED                                                                                5,562,896
                                                                                                          -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.85%
   183,200  BED BATH & BEYOND INCORPORATED+                                                                 6,183,000
                                                                                                          -----------

INSURANCE CARRIERS - 5.02%
   286,200  AFLAC INCORPORATED                                                                              8,442,900
   115,681  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                       8,345,227

                                                                                                           16,788,127
                                                                                                          -----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.36%
   185,838  BAXTER INTERNATIONAL INCORPORATED                                                              11,061,078
   225,800  MEDTRONIC INCORPORATED                                                                         10,208,418

                                                                                                           21,269,496
                                                                                                          -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.38%
   143,000  TYCO INTERNATIONAL LIMITED                                                                      4,621,760
                                                                                                          -----------

MISCELLANEOUS RETAIL - 2.72%
   231,800  WALGREEN COMPANY                                                                                9,084,242
                                                                                                          -----------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.44%
   127,700  CAPITAL ONE FINANCIAL CORPORATION                                                               8,153,645
                                                                                                          -----------

OIL & GAS EXTRACTION - 2.84%
   111,900  APACHE CORPORATION                                                                              6,364,872
    94,669  TRANSOCEAN SEDCO FOREX INCORPORATED                                                             3,145,851

                                                                                                            9,510,723
                                                                                                          -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.60%
   153,504  EXXON MOBIL CORPORATION                                                                         6,728,080
    98,800  PHILLIPS PETROLEUM COMPANY                                                                      6,204,640
   160,400  SUNCOR ENERGY INCORPORATED                                                                      5,800,064

                                                                                                           18,732,784
                                                                                                          -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.97%
    66,896  VIACOM INCORPORATED CLASS B+                                                                    3,235,760
                                                                                                          -----------

SHARES     SECURITY NAME                                                            VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES - 0.68%
   172,500  CHARLES SCHWAB CORPORATION                                          $  2,258,025
                                                                                ------------

WHOLESALE TRADE-DURABLE GOODS - 1.53%
    78,650  JOHNSON & JOHNSON                                                      5,108,318
                                                                                ------------

WHOLESALE TRADE-NONDURABLE GOODS - 5.50%
   105,350  CARDINAL HEALTH INCORPORATED                                           7,468,262
   105,400  SAFEWAY INCORPORATED+                                                  4,745,108
   207,700  SYSCO CORPORATION                                                      6,193,614

                                                                                  18,406,984
                                                                                ------------

TOTAL COMMON STOCK (COST $278,341,318)                                           327,793,544
                                                                                ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $278,341,318)*                            98.01%                          $327,793,544
OTHER ASSETS AND LIABILITIES, NET                1.99                              6,669,822
                                               ------                           ------------
TOTAL NET ASSETS                               100.00%                          $334,463,366
                                               ======                           ============

+    NON-INCOME EARNING SECURITIES.

*    COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT
     PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                  $57,921,387
     GROSS UNREALIZED DEPRECIATION                                   (8,469,161)
                                                                    ------------
   NET UNREALIZED APPRECIATION                                      $49,452,226

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

GROWTH EQUITY FUND

FACE/SHARE
 AMOUNT     SECURITY DESCRIPTION                                                    VALUE
    N/A     WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                          $ 85,071,930
    N/A     WELLS FARGO INTERNATIONAL PORTFOLIO                                   84,973,711
    N/A     WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                           172,538,451
    N/A     WELLS FARGO SMALL CAP INDEX PORTFOLIO                                 50,883,187
    N/A     WELLS FARGO SMALL CAP VALUE PORTFOLIO                                 50,647,619
    N/A     WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                            50,181,422
    N/A     WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                             52,070,025

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 96.10% (COST $315,492,392)                546,366,345
                                                                                ------------

AFFILIATED STOCK FUNDS - 3.89%
 5,428,384  WELLS FARGO OTC GROWTH FUND++(COST $39,024,802)                       22,093,523
                                                                                ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS/FUNDS 99.99% (COST $354,517,194)            568,459,868
                                                                                ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS/FUNDS
(COST $354,517,194)                             99.99%                          $568,459,868
OTHER ASSETS AND LIABILITIES, NET                0.01                                 36,301
                                               ------                           ------------
TOTAL NET ASSETS                               100.00%                          $568,496,169
                                               ======                           ============

++  SECURITY OF AN AFFILIATE OF THE FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INDEX FUND

FACE/SHARE
 AMOUNT      SECURITY DESCRIPTION                                                      VALUE
   N/A       WELLS FARGO INDEX PORTFOLIO                                           $774,647,108
                                                                                   ------------

TOTAL INVESTMENT IN CORE PORTFOLIOS - 100.02% (COST $449,232,516)                   774,647,108
                                                                                   ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $449,232,516)                            100.02%                             $774,647,108
OTHER ASSETS AND LIABILITIES, NET               (0.02)                                 (154,938)
                                               ------                              ------------
TOTAL NET ASSETS                               100.00%                             $774,492,170
                                               ======                              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL FUND

FACE/SHARE
 AMOUNT                   SECURITY DESCRIPTION                                 VALUE
  N/A                     WELLS FARGO INTERNATIONAL PORTFOLIO               $189,755,866
                                                                            ------------

TOTAL INVESTMENT IN CORE PORTFOLIOS - 99.05% (COST $190,919,041)             189,755,866
                                                                            ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $190,919,041)                             99.05%                      $189,755,866
OTHER ASSETS AND LIABILITIES, NET                0.95                          1,825,912
                                               ------                       ------------
TOTAL NET ASSETS                               100.00%                      $191,581,778
                                               ======                       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL EQUITY FUND

SHARES      SECURITY NAME                                                                   VALUE
COMMON STOCK - 95.67%

AUSTRALIA - 4.58%
   561,450  BHP BILLITON LIMITED (OIL & GAS EXTRACTION)                                  $ 3,415,930
 1,346,800  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                               3,327,952
   351,300  NEWS CORPORATION LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)            2,459,829
    55,700  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                       42,807

                                                                                           9,246,518
                                                                                         ------------

BRAZIL - 0.74%
    72,200  ARACRUZ CELULOSE SA ADR (PAPER & ALLIED PRODUCTS)+                             1,490,930
                                                                                         ------------

CANADA - 0.97%
    53,800  LOBLAW COMPANIES LIMITED (FOOD STORES)                                         1,964,267
                                                                                         ------------

FRANCE - 8.19%
   125,571  GROUPE DANONE ADR (FOOD & KINDRED PRODUCTS)                                    2,976,033
    29,850  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                             1,916,617
   147,600  SUEZ LYONNAISE DES EAUX (ELECTRIC, GAS & SANITARY SERVICES)                    4,174,577
    35,400  TOTAL FINA ELF (OIL & GAS EXTRACTION)                                          5,466,251
    52,000  VIVENDI UNIVERSAL (BUSINESS SERVICES)                                          2,022,350

                                                                                          16,555,828
                                                                                         ------------

GERMANY - 5.90%
    17,800  ALLIANZ AG (INSURANCE CARRIERS)                                                4,208,258
    32,000  DEUTSCHE BANK AG (FOREIGN DEPOSITORY INSTITUTIONS)                             2,046,289
     7,100  SAP AG (BUSINESS SERVICES)                                                     1,077,756
    21,600  SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            1,413,280
    62,700  VEBA AG (ELECTRIC, GAS & SANITARY SERVICES)                                    3,178,021

                                                                                          11,923,604
                                                                                         ------------

HONG KONG - 2.45%
   338,465  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                     3,026,744
   621,440  CHINA MOBILE LIMITED (COMMUNICATIONS)+                                         1,920,144

                                                                                           4,946,888
                                                                                         ------------

HUNGARY - 0.63%
    73,200  MATAV RT ADR (COMMUNICATIONS)                                                  1,278,804
                                                                                         ------------

IRELAND - 2.40%
   161,300  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                              4,840,612
                                                                                         ------------

ITALY - 2.82%
   211,950  ENI SPA (OIL & GAS EXTRACTION)                                                 3,106,388
   220,900  SAN PAOLO IMI SPA (NONDEPOSITORY CREDIT INSTITUTIONS)                          2,597,758

                                                                                           5,704,146
                                                                                         ------------

SHARES      SECURITY NAME                                                                                             VALUE
JAPAN -- 13.86%
     6,100  AIFUL CORPORATION (FOREIGN DEPOSITORY INSTITUTIONS)                                                    $   335,526
    83,235  CANON INCORPORATED (MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
            MEDICAL & OPTICAL GOODS)                                                                                 3,089,871
    70,455  FUJI PHOTO FILM COMPANY (MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
            MEDICAL & OPTICAL GOODS)                                                                                 2,216,752
    73,900  KONAMI CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)     1,650,462
   434,115  MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                                  1,421,555
   378,835  NIKKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)           1,672,150
    36,780  NINTENDO COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                        5,411,475
   244,920  NIPPON SHEET GLASS COMPANY (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                874,087
       500  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 1,358,131
    46,070  SECOM COMPANY LIMITED (SECURITY SYSTEMS SERVICES)                                                        2,036,972
    75,420  SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                2,344,515
   107,600  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      3,101,308
   199,005  USHIO INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)     2,482,025

                                                                                                                    27,994,829
                                                                                                                   -----------

KOREA, REPUBLIC OF - 1.30%
    23,000  KOOKMIN BANK ADR (FOREIGN DEPOSITORY INSTITUTIONS)                                                         968,760
    45,000  KOREA TELECOM CORPORATION ADR (COMMUNICATIONS)                                                           1,079,100
     8,500  SAMSUNG ELECTRONICS GDR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
            EXCEPT COMPUTER EQUIPMENT)                                                                                 576,510

                                                                                                                     2,624,370
                                                                                                                   -----------

MEXICO - 5.31%
 1,046,800  AMERICA MOVIL SA DE CV (COMMUNICATIONS)                                                                  1,039,508
 1,027,700  GRUPO TELEVISA SA SERIES CPO (COMMUNICATIONS)+                                                           2,461,842
 1,120,000  TELEFONOS DE MEXICO SA DE CV SERIES L (COMMUNICATIONS)                                                   2,249,251
 1,516,100  WAL-MART DE MEXICO SA DE CV SERIES V (GENERAL MERCHANDISE STORES)                                        4,979,214

                                                                                                                    10,729,815
                                                                                                                   -----------

NETHERLANDS - 6.60%
    13,200  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                617,237
   155,000  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV ADR
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                        4,684,100
   135,000  KONINKLIJKE AHOLD NV (FOOD & KINDRED PRODUCTS)                                                           3,542,621
    82,800  ROYAL DUTCH PETROLEUM COMPANY NY SHARES (PETROLEUM REFINING & RELATED INDUSTRIES)                        4,497,696

                                                                                                                    13,341,654
                                                                                                                   -----------

SINGAPORE - 1.54%
   386,760  DBS GROUP HOLDINGS LIMITED (NONDEPOSITORY CREDIT INSTITUTIONS)                                           3,104,333
                                                                                                                   -----------

SPAIN - 2.97%
   479,800  BANCO SANTANDER CENTRAL HISPANO SA (FOREIGN DEPOSITORY INSTITUTIONS)                                     4,018,320
   176,901  TELEFONICA SA (COMMUNICATIONS)+                                                                          1,983,109

                                                                                                                     6,001,429
                                                                                                                   -----------

SHARES      SECURITY NAME                                                                                             VALUE
SWEDEN - 0.50%
   240,000  TELFONAKTIEBOLAGET LM ERICSSON ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 $ 1,003,200
                                                                                                                   -----------

SWITZERLAND - 9.14%
    43,200  ADECCO SA (BUSINESS SERVICES)                                                                            2,742,045
    12,740  JULIUS BAER HOLDING LIMITED ZURICH (HOLDING & OTHER INVESTMENT OFFICES)                                  4,083,018
    25,860  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      5,750,733
    70,100  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                2,757,217
    77,600  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)  2,596,212
     5,930  SWISS REINSURANCE (FINANCIAL)                                                                              545,643

                                                                                                                    18,474,868
                                                                                                                   -----------

TAIWAN - 2.10%
   272,300  ASE TEST LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+      4,250,603
         1  RITEK CORPORATION GDR (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                  2

                                                                                                                     4,250,605
                                                                                                                   -----------

UNITED KINGDOM - 23.67%
   294,100  AMVESCAP PLC (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                               4,058,198
   120,000  ARM HOLDINGS PLC ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+  1,482,000
   444,700  BAE SYSTEMS PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 2,121,419
    82,700  BARCLAYS PLC (FINANCE)                                                                                   2,555,522
   470,300  BOOTS COMPANY PLC (RETAIL)                                                                               4,503,827
   381,600  BP AMOCO PLC (OIL & GAS EXTRACTION)                                                                      3,396,275
   196,400  BT GROUP PLC (COMMUNICATIONS)                                                                              783,094
   307,595  CAPITA GROUP PLC (HEALTH SERVICES)                                                                       1,817,782
   356,800  COMPASS GROUP PLC (EATING & DRINKING PLACES)                                                             2,388,016
   359,700  DIAGEO PLC (EATING & DRINKING PLACES)                                                                    4,702,162
    66,900  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                    3,144,300
   291,100  HSBC HOLDINGS PLC (NONDEPOSITORY CREDIT INSTITUTIONS)+                                                   3,358,941
   293,000  LLOYDS TSB GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                   3,008,274
   196,400  MMO2 PLC (COMMUNICATIONS)+                                                                                 190,879
    59,140  NDS GROUP PLC ADR (COMMUNICATIONS)+                                                                        827,960
   162,100  ROYAL BANK OF SCOTLAND GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                       4,173,456
   137,600  SHIRE PHARMACEUTICALS GROUP PLC (CHEMICALS & ALLIED PRODUCTS)+                                           1,063,978
    25,600  SHIRE PHARMACEUTICALS GROUP PLC ADR (CHEMICALS & ALLIED PRODUCTS)+                                         600,858
 1,117,500  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)                                                                   2,064,759
   138,200  WPP GROUP PLC (COMMUNICATIONS)                                                                           1,578,327

                                                                                                                    47,820,027
                                                                                                                   -----------

TOTAL COMMON STOCK (COST $222,833,207)                                                                             193,296,727
                                                                                                                   -----------

PRINCIPAL        SECURITY NAME                                              INTEREST RATE    MATURITY DATE      VALUE
SHORT-TERM INVESTMENTS - 3.18%

REPURCHASE AGREEMENTS - 3.16%
$6,394,497  GOLDMAN SACHS GROUP INCORPORATED - 102%
            COLLATERALIZED BY US GOVERNMENT SECURITIES                           1.93%          4/1/02      $  6,394,497
                                                                                                            ------------
SHARES
RIGHTS - 0.02%
   176,901  TELEFONICA SA RIGHTS (COMMUNICATIONS)+                                                                40,125
                                                                                                            ------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,394,497)                                                                 6,434,622
                                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $229,227,704)*                            98.85%                                                      $199,731,349
OTHER ASSETS AND LIABILITIES, NET                1.15                                                          2,318,305
                                               ------                                                       ------------
TOTAL NET ASSETS                               100.00%                                                      $202,049,654
                                               ======                                                       ============

+    NON-INCOME EARNING SECURITIES.

*    COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT
     PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                 $ 10,609,052
     GROSS UNREALIZED DEPRECIATION                                  (40,105,407)
                                                                   -------------
     NET UNREALIZED DEPRECIATION                                   $(29,496,355)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LARGE CAP APPRECIATION FUND

FACE/SHARE
 AMOUNT       SECURITY DESCRIPTION                                                                                     VALUE
  N/A         WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                          $5,048,039
                                                                                                                    ----------

TOTAL INVESTMENT IN CORE PORTFOLIOS - 101.4% (COST $4,915,713)                                                       5,048,039
                                                                                                                    ----------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $4,915,713)                              101.40%                                                              $5,048,039
OTHER ASSETS AND LIABILITIES, NET               (1.40)                                                                 (69,628)
                                               ------                                                               ----------
TOTAL NET ASSETS                               100.00%                                                              $4,978,411
                                               ======                                                               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LARGE COMPANY GROWTH FUND

FACE/SHARE
 AMOUNT       SECURITY DESCRIPTION                                                          VALUE
  N/A         WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                $1,978,089,550
                                                                                        --------------

TOTAL INVESTMENT IN CORE PORTFOLIOS - 99.92% (COST $1,945,089,784)                       1,978,089,550
                                                                                        --------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,945,089,784)                           99.92%                                  $1,978,089,550
OTHER ASSETS AND LIABILITIES, NET                0.08                                        1,634,679
                                               ------                                   --------------
TOTAL NET ASSETS                               100.00%                                  $1,979,724,229
                                               ======                                   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MID CAP GROWTH FUND

SHARES      SECURITY NAME                                                        VALUE
COMMON STOCK - 94.45%

AMUSEMENT & RECREATION SERVICES - 1.15%
     3,275  HARRAH'S ENTERTAINMENT INCORPORATED+                              $  144,952
                                                                              ----------

APPAREL & ACCESSORY STORES - 1.12%
     2,900  ABERCROMBIE & FITCH COMPANY+                                          89,320
     1,190  ANNTAYLOR STORES CORPORATION+                                         51,432

                                                                                 140,752
                                                                              ----------

BUSINESS SERVICES - 20.72%
     3,360  AGILE SOFTWARE CORPORATION+                                           40,656
    16,680  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                         450,360
     2,050  CONVERGYS CORPORATION+                                                60,619
     1,430  DST SYSTEMS INCORPORATED+                                             71,214
     1,015  ELECTRONIC ARTS INCORPORATED+                                         61,712
     1,917  FISERV INCORPORATED+                                                  88,163
     7,600  I2 TECHNOLOGIES INCORPORATED+                                         38,456
     2,240  IMS HEALTH INCORPORATED                                               50,288
     6,320  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                          216,650
     2,300  INTUIT INCORPORATED+                                                  88,228
     2,725  LAMAR ADVERTISING COMPANY+                                           110,690
     2,050  MANPOWER INCORPORATED                                                 79,704
     4,575  MERCURY INTERACTIVE CORPORATION+                                     172,248
    13,175  MICROMUSE INCORPORATED+                                              115,413
     8,540  NETIQ CORPORATION+                                                   186,256
     5,600  QWEST SOFTWARE INCORPORATED+                                          84,616
     4,025  RATIONAL SOFTWARE CORPORATION+                                        63,716
     5,925  SUNGARD DATA SYSTEMS INCORPORATED+                                   195,347
     1,775  TMP WORLDWIDE INCORPORATED+                                           61,184
     3,275  UNIVERSAL COMPRESSION HOLDINGS INCORPORATED+                          86,460
     9,075  VERISIGN INCORPORATED+                                               245,025
     2,350  YAHOO! INCORPORATED+                                                  43,405

                                                                               2,610,410
                                                                              ----------

CHEMICALS & ALLIED PRODUCTS - 9.28%
     4,225  ABGENIX INCORPORATED+                                                 79,810
     1,075  BARR LABORATORIES INCORPORATED+                                       70,757
     1,105  BIOGEN INCORPORATED+                                                  54,211
     5,550  FIRST HORIZON PHARMACEUTICAL CORPORATION+                            124,098
     3,000  GENZYME CORPORATION+                                                 131,010
       950  GILEAD SCIENCES INCORPORATED+                                         34,191
     3,095  IDEC PHARMACEUTICALS CORPORATION+                                    199,008
     2,450  IMMUNEX CORPORATION+                                                  74,137
     1,950  INVITROGEN CORPORATION+                                               66,924
     5,375  KING PHARMACEUTICALS INCORPORATED+                                   188,179
     3,740  MEDIMMUNE INCORPORATED+                                              147,094

                                                                               1,169,419
                                                                              ----------

MID CAP GROWTH FUND

SHARES      SECURITY NAME                                                                                 VALUE
COMMUNICATIONS - 4.59%
     3,285  COX RADIO INCORPORATED CLASS A+                                                            $   93,294
     6,950  CROWN CASTLE INTERNATIONAL CORPORATION+                                                        45,940
     1,550  ENTERCOM COMMUNICATIONS CORPORATION+                                                           85,049
    11,875  EXTREME NETWORKS INCORPORATED+                                                                123,500
     3,510  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                147,420
     2,600  USA NETWORKS INCORPORATED+                                                                     82,601

                                                                                                          577,804
                                                                                                       ----------

DOMESTIC DEPOSITORY INSTITUTIONS - 1.40%
     3,475  NATIONAL COMMERCE FINANCIAL CORPORATION                                                        96,605
     2,600  SYNOVUS FINANCIAL CORPORATION                                                                  79,248

                                                                                                          175,853
                                                                                                       ----------

EATING & DRINKING PLACES - 0.47%
     1,825  BRINKER INTERNATIONAL INCORPORATED+                                                            59,148
                                                                                                       ----------

EDUCATIONAL SERVICES - 1.04%
     2,455  APOLLO GROUP INCORPORATED+                                                                    131,465
                                                                                                       ----------

ELECTRIC, GAS & SANITARY SERVICES - 1.17%
     6,050  MIRANT CORPORATION+                                                                            87,423
     2,550  WILLIAMS COMPANIES INCORPORATED                                                                60,078

                                                                                                          147,501
                                                                                                       ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.17%
    10,325  ALTERA CORPORATION+                                                                           225,807
    11,850  APPLIED MICRO CIRCUITS CORPORATION+                                                            94,800
    10,575  ATMEL CORPORATION+                                                                            107,231
     5,400  BROADCOM CORPORATION+                                                                         193,860
     6,325  EXAR CORPORATION+                                                                             129,915
     6,400  FINISAR CORPORATION+                                                                           49,280
     4,225  GLOBESPAN VIRATA INCORPORATED+                                                                 63,036
     2,750  HI/FN INCORPORATED+                                                                            32,450
     4,095  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                    136,118
     1,650  MARVELL TECHNOLOGY GROUP LIMITED+                                                              72,270
     9,175  ONI SYSTEMS CORPORATION+                                                                       56,610
     2,100  POLYCOM INCORPORATED+                                                                          51,660
     4,850  POWERWAVE TECHNOLOGIES INCORPORATED+                                                           62,420
     1,000  QLOGIC CORPORATION+                                                                            49,520
     6,335  SANMINA-SCI CORPORATION+                                                                       74,436
     2,475  SCIENTIFIC-ATLANTA INCORPORATED                                                                57,172
     1,550  SEMTECH CORPORATION+                                                                           56,575
    18,975  SONUS NETWORKS INCORPORATED+                                                                   49,715
     9,830  VITESSE SEMICONDUCTOR CORPORATION+                                                             96,334

                                                                                                        1,659,209
                                                                                                       ----------

SHARES      SECURITY NAME                                                         VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
RELATED SERVICES - 1.24%
     1,345  CEPHALON INCORPORATED+                                            $   84,735
     2,150  MYRIAD GENETICS INCORPORATED+                                         72,047

                                                                                 156,782
                                                                              ----------

FOOD STORES - 0.57%
     3,100  STARBUCKS CORPORATION+                                                71,703
                                                                              ----------

GENERAL MERCHANDISE STORES - 1.58%
     3,045  BJ'S WHOLESALE CLUB INCORPORATED+                                    136,111
     1,575  TJX COMPANIES INCORPORATED                                            63,016

                                                                                 199,127
                                                                              ----------

HEALTH SERVICES - 3.67%
     6,350  CAREMARK RX INCORPORATED+                                            123,825
     1,525  ENZON INCORPORATED+                                                   67,542
     2,275  EXPRESS SCRIPTS INCORPORATED+                                        131,017
     3,675  HEALTH MANAGEMENT ASSOCIATES INCORPORATED+                            76,183
       670  LABORATORY CORPORATION OF AMERICA HOLDINGS+                           64,226

                                                                                 462,793
                                                                              ----------

HOLDING & OTHER INVESTMENT OFFICES - 1.06%
     3,934  ALCON INCORPORATED+                                                  133,166
                                                                              ----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 3.21%
     3,860  BED BATH & BEYOND INCORPORATED+                                      130,275
     1,933  BEST BUY COMPANY INCORPORATED+                                       153,094
     6,675  CIRCUIT CITY STORES - CIRCUIT CITY GROUP                             120,417

                                                                                 403,786
                                                                              ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.11%
     5,471  ADVANCED DIGITAL INFORMATION CORPORATION+                             71,178
     3,025  CDW COMPUTER CENTERS INCORPORATED+                                   152,279
     4,580  EMULEX CORPORATION+                                                  150,819
     6,900  JABIL CIRCUIT INCORPORATED+                                          162,356
     2,270  LAM RESEARCH CORPORATION+                                             66,556
     7,625  PALM INCORPORATED+                                                    30,424
     7,800  RIVERSTONE NETWORKS INCORPORATED+                                     46,800
     1,325  SMITH INTERNATIONAL INCORPORATED+                                     89,769

                                                                                 770,181
                                                                              ----------

INSURANCE AGENTS, BROKERS & SERVICE - 1.06%
     2,075  AON CORPORATION                                                       72,625
     2,450  WILLIS GROUP HOLDINGS LIMITED+                                        60,515

                                                                                 133,140
                                                                              ----------

SHARES      SECURITY NAME                                                                                   VALUE
INSURANCE CARRIERS - 3.47%
     3,975  ACE LIMITED                                                                                  $  165,757
     3,425  ADVANCEPCS+                                                                                     103,058
       810  PMI GROUP INCORPORATED                                                                           61,366
     4,225  PRINCIPAL FINANCIAL GROUP INCORPORATED+                                                         106,893

                                                                                                            437,074
                                                                                                         ----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.25%
     3,096  BOSTON SCIENTIFIC CORPORATION+                                                                   77,679
     1,125  DANAHER CORPORATION                                                                              79,898
     2,575  EXFO ELECTRO-OPTICAL ENGINEERING INCORPORATED+                                                   16,145
     2,322  GUIDANT CORPORATION+                                                                            100,589
       925  ST JUDE MEDICAL INCORPORATED+                                                                    71,364
     1,620  TERADYNE INCORPORATED+                                                                           63,877

                                                                                                            409,552
                                                                                                         ----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.97%
     3,425  TIFFANY & COMPANY                                                                               121,759
                                                                                                         ----------

MISCELLANEOUS RETAIL - 0.66%
     2,525  DOLLAR TREE STORES INCORPORATED+                                                                 82,845
                                                                                                         ----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.94%
     5,425  SWIFT TRANSPORTATION COMPANY INCORPORATED+                                                      118,916
                                                                                                         ----------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.31%
     1,575  CAPITAL ONE FINANCIAL CORPORATION                                                               100,564
     3,200  METRIS COMPANIES INCORPORATED                                                                    64,000

                                                                                                            164,564
                                                                                                         ----------

OIL & GAS EXTRACTION - 4.70%
     1,491  APACHE CORPORATION                                                                               84,808
     3,865  BJ SERVICES COMPANY+                                                                            133,227
     2,100  EOG RESOURCES INCORPORATED                                                                       85,176
     3,450  GLOBALSANTAFE CORPORATION                                                                       112,815
     2,875  NABORS INDUSTRIES INCORPORATED+                                                                 121,468
     1,650  TRANSOCEAN SEDCO FOREX INCORPORATED                                                              54,830

                                                                                                            592,324
                                                                                                         ----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.49%
     1,025  NIKE INCORPORATED CLASS B                                                                        61,510
                                                                                                         ----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.09%
     2,820  SEI INVESTMENTS COMPANY                                                                         120,724
     2,335  STILWELL FINANCIAL INCORPORATED                                                                  57,184
     2,809  WADDELL & REED FINANCIAL INCORPORATED CLASS A                                                    85,618

                                                                                                            263,526
                                                                                                         ----------

SHARES      SECURITY NAME                                                                                              VALUE
TRANSPORTATION BY AIR - 0.76%
     3,825  SKYWEST INCORPORATED                                                                                   $    95,357
                                                                                                                   -----------

TRANSPORTATION SERVICES - 0.50%
     2,236  TRAVELOCITY.COM INCORPORATED+                                                                               62,541
                                                                                                                   -----------

WATER TRANSPORTATION - 0.86%
     4,825  ROYAL CARIBBEAN CRUISES                                                                                    108,804
                                                                                                                   -----------

WHOLESALE TRADE-DURABLE GOODS - 0.55%
     1,650  MARTIN MARIETTA MATERIALS INCORPORATED                                                                      69,663
                                                                                                                   -----------

WHOLESALE TRADE-NONDURABLE GOODS - 1.29%
     1,525  AMERISOURCEBERGEN CORPORATION                                                                              104,158
     5,710  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                                 57,671

                                                                                                                       161,829
                                                                                                                   -----------

TOTAL COMMON STOCK (COST $11,920,888)                                                                               11,897,455
                                                                                                                   -----------

PRINCIPAL                                                                       INTEREST RATE     MATURITY DATE
SHORT-TERM INVESTMENTS - 6.07%

REPURCHASE AGREEMENTS - 6.07%
$  465,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
            GOVERNMENT SECURITIES                                                   1.86%             4/5/02           465,000
   300,000  MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED BY
            US GOVERNMENT SECURITIES                                                1.83              4/5/02           300,000

TOTAL SHORT-TERM INVESTMENTS (COST $765,000)                                                                           765,000
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $12,685,888)*                            100.52%                                                             $12,662,455
OTHER ASSETS AND LIABILITIES, NET               (0.52)                                                                 (65,343)
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $12,597,112
                                               ======                                                              ===========

+    NON-INCOME EARNING SECURITIES.

*    COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT
     PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                 $  1,119,930
     GROSS UNREALIZED DEPRECIATION                                   (1,143,363)
                                                                   ------------
     NET UNREALIZED DEPRECIATION                                   $    (23,433)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SIFE SPECIALIZED FINANCIAL SERVICES FUND

SHARES      SECURITY NAME                                                              VALUE
COMMON STOCK - 96.91%

FINANCIAL SERVICES - 93.53%
   141,900  AFFILIATED MANAGERS GROUP INCORPORATED                                 $ 10,192,677
    89,000  ALLIANCE CAPITAL MANAGEMENT HOLDING LP                                    4,129,600
    42,700  AMERICAN EXPRESS COMPANY                                                  1,748,992
   159,450  AMSOUTH BANCORPORATION                                                    3,504,711
   456,400  BB+T CORPORATION                                                         17,393,404
   527,400  BANK OF AMERICA CORPORATION                                              35,873,748
   828,700  BANK OF NEW YORK COMPANY INCORPORATED                                    34,821,974
   855,500  BANK ONE CORPORATION                                                     35,742,790
   811,300  BANKNORTH GROUP INC                                                      21,377,755
   116,500  BEAR STEARNS COMPANIES INC                                                7,310,375
   330,800  CAPITAL ONE FINANCIAL CORPORATION                                        21,121,580
 1,124,313  CHARTER ONE FINANCIAL INCORPORATED                                       35,101,052
   736,599  CITIGROUP INCORPORATED                                                   36,476,382
    69,300  CITY NATIONAL CORPORATION                                                 3,645,873
   433,190  COMERICA INCORPORATED                                                    27,104,698
   370,300  COMMUNITY FIRST BANKSHARES INCORPORATED                                   9,575,958
   454,100  COMPASS BANCSHARES INCORPORATED                                          14,018,067
   198,600  CULLEN FROST BANKERS INCORPORATED                                         7,123,782
    31,900  EDWARDS A G INCORPORATED                                                  1,402,962
   523,250  FIFTH THIRD BANCORP                                                      35,308,910
   673,100  FLEETBOSTON FINANCIAL CORPORATION                                        23,558,500
    38,600  GOLDMAN SACHS GROUP INCORPORATED                                          3,483,650
   150,000  HOUSEHOLD INTERNATIONAL INCORPORATED                                      8,520,000
   500,000  INDEPENDENT BANK CORPORATION                                             12,940,000
 1,005,850  J P MORGAN CHASE AND COMPANY                                             35,858,553
    66,500  KEYCORP                                                                   1,772,225
   283,600  LEHMAN BROTHERS HOLDINGS INCORPORATED                                    18,331,904
   354,500  M&T BANK CORPORATION                                                     28,491,165
   100,500  MBNA CORPORATION                                                          3,876,285
   126,100  MERRILL LYNCH & CO INCORPORATED                                           6,983,418
    70,200  MORGAN STANLEY DEAN WITTER & COMPANY                                      4,023,162
   184,000  NATIONAL CITY CORPORATION                                                 5,659,840
   153,300  NEW YORK COMMUNITY BANCORP INCORPORATED                                   4,238,745
   591,300  NORTH FORK BANCORPORATION INCORPORATED                                   21,026,628
   358,200  NORTHERN TRUST CORPORATION                                               21,531,402
   174,300  PNC FINANCIAL SERVICES GROUP INCORPORATED                                10,717,707
    38,600  PACIFIC CENTURY FINANCIAL CORPORATION                                     1,005,916
   190,000  REGIONS FINANCIAL CORPORATION                                             6,526,500
    50,000  SOUTHWEST BANCORPORATION OF TEXAS+                                        1,667,000
 2,008,200  SOVEREIGN BANCORP INCORPORATED                                           28,215,210
    63,100  STATE STREET CORPORATION                                                  3,494,478
   375,700  STERLING BANCSHARES INCORPORATED                                          5,015,595
   290,000  SUMMIT BANCSHARES INCORPORATED                                            6,032,000
    26,100 SUNTRUST BANKS INCORPORATED                                                1,741,653

SHARES      SECURITY NAME                                                                                              VALUE
FINANCIAL SERVICES (continued)
    88,900  T ROWE PRICE GROUP INCORPORATED                                                                       $  3,460,877
    82,900  TEXAS REGL BANCSHARES INC                                                                                3,619,414
   942,800  US BANCORP                                                                                              21,278,996
    30,000  UMPQUA HOLDINGS CORPORATION                                                                                448,800
    74,800  UNION PLANTERS CORPORATION                                                                               3,544,772
    96,800  WACHOVIA CORPORATION                                                                                     3,589,344
   320,000  WASHINGTON MUTUAL INCORPORTED                                                                           10,601,600
    84,000  WESTAMERICA BANCORPORATION                                                                               3,591,000
    64,800  ZIONS BANCORPORATION                                                                                     3,840,696

                                                                                                                   681,662,325
                                                                                                                  ------------

HEALTH CARE - 3.38%
   243,100  CIGNA CORPORATION                                                                                       24,647,909

TOTAL COMMON STOCK (COST 486,726,586)                                                                              706,310,234
                                                                                                                  ------------

PRINCIPAL                                                                     INTEREST RATE     MATURITY DATE
SHORT-TERM INVESTMENTS - 2.43%

REPURCHASE AGREEMENT
$17,709,000 STATE STREET BANK AND TRUST COMPANY - 102% COLLATERALIZED BY
            US TREASURY BILLS                                                     0.85%             4/1/02          17,709,000

MONEY MARKET FUNDS
    31,453  SSGA MONEY MARKET FUND                                                                                      31,453
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,740,453)                                                                     17,740,453

TOTAL INVESTMENT IN SECURITIES
(COST $504,467,039)                             99.34%                                                            $724,050,687
OTHER ASSETS AND LIABILITIES, NET                 .66%                                                               4,793,803
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $728,844,490
                                               ======                                                             ============

+    NON-INCOME EARNING SECURITIES

*    COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT
     PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                 $220,174,328
     GROSS UNREALIZED DEPRECIATION                                     (590,679)
                                                                   ------------
     NET UNREALIZED APPRECIATION                                   $219,583,648

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SMALL CAP GROWTH FUND

SHARES      SECURITY NAME                                                                                            VALUE
COMMON STOCK - 97.66%

AMUSEMENT & RECREATION SERVICES - 0.73%
   67,431   PENN NATIONAL GAMING INCORPORATED+                                                                    $  2,361,434
                                                                                                                  ------------

APPAREL & ACCESSORY STORES - 3.40%
    76,150  ABERCROMBIE & FITCH COMPANY+                                                                             2,345,421
   132,125  CHARMING SHOPPES INCORPORATED+                                                                           1,046,430
    56,132  CHILDREN'S PLACE RETAIL STORE INCORPORATED+                                                              1,852,356
    29,505  ROSS STORES INCORPORATED                                                                                 1,116,174
    76,050  TOO INCORPORATED+                                                                                        2,242,715
    66,175  WET SEAL INCORPORATED+                                                                                   2,308,846

                                                                                                                    10,911,942
                                                                                                                  ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.79%
    85,500  RYDER SYSTEM INCORPORATED                                                                                2,525,670
                                                                                                                  ------------

BUSINESS SERVICES - 20.80%
    73,362  ACTIVISION INCORPORATED+                                                                                 2,188,388
    92,520  ADMINISTAFF INCORPORATED+                                                                                2,556,328
   610,010  AGILE SOFTWARE CORPORATION+                                                                              7,381,121
   126,970  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                             3,428,190
   188,465  CLICK COMMERCE INCORPORATED+                                                                               239,351
   217,232  EFUNDS CORPORATION+                                                                                      3,486,574
   134,625  F5 NETWORKS INCORPORATED+                                                                                3,128,685
    80,705  MANUGISTICS GROUP INCORPORATED+                                                                          1,733,543
   140,410  MATRIXONE INCORPORATED+                                                                                  1,252,457
   751,025  MICROMUSE INCORPORATED+                                                                                  6,578,979
   186,500  MIDWAY GAMES INCORPORATED+                                                                               2,510,290
    95,125  NCO GROUP INCORPORATED+                                                                                  2,640,670
   446,646  NETIQ CORPORATION+                                                                                       9,741,349
   128,325  ON ASSIGNMENT INCORPORATED+                                                                              2,297,018
    73,000  OVERTURE SERVICES INCORPORATED+                                                                          2,038,160
   105,099  PROBUSINESS SERVICES INCORPORATED+                                                                       2,266,985
    23,850  QWEST SOFTWARE INCORPORATED+                                                                               360,374
    57,112  RENT-A-CENTER INCORPORATED+                                                                              2,917,852
    41,225  THQ INCORPORATED+                                                                                        2,024,148
    56,395  TICKETMASTER+                                                                                            1,668,164
    98,175  UNIVERSAL COMPRESSION HOLDINGS INCORPORATED+                                                             2,591,820
    16,575  VERISIGN INCORPORATED+                                                                                     447,525
   949,741  VIGNETTE CORPORATION+                                                                                    3,267,109

                                                                                                                    66,745,080
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 7.20%
   124,707  ABGENIX INCORPORATED+                                                                                    2,355,715
    37,485  CAMBREX CORPORATION                                                                                      1,578,119
   101,700  CELL THERAPEUTICS INCORPORATED+                                                                          2,525,211
   294,987  FIRST HORIZON PHARMACEUTICAL CORPORATION+                                                                6,595,909
   170,320  NOVAX INCORPORATED+                                                                                      1,948,461

SHARES     SECURITY NAME                                                                                              VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
    90,633  NOVEN PHARMACEUTICALS INCORPORATED+                                                                   $  1,879,728
    54,300  NPS PHARMACEUTICALS INCORPORATED+                                                                        1,771,809
   110,125  OLIN CORPORATION                                                                                         2,070,350
    86,210  PENWEST PHARMACEUTICALS COMPANY+                                                                         1,672,474
    40,650  SALIX PHARMACEUTICALS INCORPORATED+                                                                        712,595

                                                                                                                    23,110,371
                                                                                                                  ------------

COMMUNICATIONS - 4.99%
   345,425  AMERICAN TOWER CORPORATION+                                                                              1,868,749
   197,318  CUMULUS MEDIA INCORPORATED+                                                                              3,531,992
   219,055  ENTRAVISION COMMUNICATIONS CORPORATION+                                                                  3,242,014
   341,225  EXTREME NETWORKS INCORPORATED+                                                                           3,548,740
   282,273  SPANISH BROADCASTING SYSTEM INCORPORATED+                                                                3,824,799

                                                                                                                    16,016,294
                                                                                                                  ------------

DOMESTIC DEPOSITORY INSTITUTIONS - 3.52%
   183,275  BankAtlantic Bancorp Incorporated Class A                                                                2,382,575
   105,475  BankUnited Financial Corporation+                                                                        1,580,016
    82,225  Greater Bay Bancorp                                                                                      2,805,517
   116,850  New York Community Bancorp Incorporated                                                                  3,230,903
    39,425  Southwest Bancorp of Texas Incorporated+                                                                 1,314,430

                                                                                                                    11,313,441
                                                                                                                  ------------

EATING & DRINKING PLACES - 0.99%
    99,200  BUCA INCORPORATED+                                                                                       1,802,464
    54,530  CALIFORNIA PIZZA KITCHEN+                                                                                1,363,795

                                                                                                                     3,166,259
                                                                                                                  ------------

EDUCATIONAL SERVICES - 2.31%
    60,650  CAREER EDUCATION CORPORATION+                                                                            2,401,740
    34,550  CORINTHIAN COLLEGES INCORPORATED+                                                                        1,746,503
   116,050  SYLVAN LEARNING SYSTEMS INCORPORATED+                                                                    3,278,413

                                                                                                                     7,426,656
                                                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.13%
    81,040  AEROFLEX INCORPORATED+                                                                                   1,042,174
    77,870  ALPHA INDUSTRIES INCORPORATED+                                                                           1,187,518
    81,300  ANADIGICS INCORPORATED+                                                                                  1,003,242
   232,624  CENTILLIUM COMMUNICATIONS INCORPORATED+                                                                  2,814,750
   283,775  DDI CORPORATION+                                                                                         2,420,601
   377,023  EXAR CORPORATION+                                                                                        7,744,052
   277,775  FINISAR CORPORATION+                                                                                     2,138,868
   419,113  GLOBESPAN VIRATA INCORPORATED+                                                                           6,253,166
     1,750  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                                  58,170
   143,225  MICROTUNE INCORPORATED+                                                                                  2,058,143
   360,970  POWERWAVE TECHNOLOGIES INCORPORATED+                                                                     4,645,684

SHARES     SECURITY NAME                                                                                              VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT  (continued)
    63,000  SEMTECH CORPORATION+                                                                                  $  2,299,500
    46,035  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                  2,071,575

                                                                                                                    35,737,443
                                                                                                                  ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.66%
    65,605  ICON PLC ADR+                                                                                            2,230,570
    75,425  MYRIAD GENETICS INCORPORATED+                                                                            2,527,492
    62,075  RIGHT MANAGEMENT CONSULTANTS INCORPORATED+                                                               1,571,739
    81,825  TRANSKARYOTIC THERAPIES INCORPORATED+                                                                    3,522,566
    43,875  TRIMERIS INCORPORATED+                                                                                   1,895,400

                                                                                                                    11,747,767
                                                                                                                  ------------

GENERAL MERCHANDISE STORES - 1.69%
   141,250  99 CENTS ONLY STORES+                                                                                    5,415,525
                                                                                                                  ------------

HEALTH SERVICES - 6.79%
    68,375  ACCREDO HEALTH INCORPORATED+                                                                             3,915,836
    84,722  AMERICAN HEALTHWAYS INCORPORATED+                                                                        2,299,355
    95,000  AMERIPATH INCORPORATED+                                                                                  2,546,000
    87,555  COVANCE INCORPORATED+                                                                                    1,775,615
    58,275  ENZON INCORPORATED+                                                                                      2,581,000
    68,235  IMPATH INCORPORATED+                                                                                     2,800,364
    52,400  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    2,135,824
   160,732  UNITED SURGICAL PARTNERS INTERNATIONAL COMPANY+                                                          3,728,982

                                                                                                                    21,782,976
                                                                                                                  ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.80%
    35,715  AFFILIATED MANAGERS GROUP INCORPORATED+                                                                  2,565,408
                                                                                                                  ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.13%
    75,750  COST PLUS INCORPORATED+                                                                                  2,072,702
    76,425  GAMESTOP CORPORATION CLASS A+                                                                            1,543,785

                                                                                                                     3,616,487
                                                                                                                  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.32%
   503,294  ADVANCED DIGITAL INFORMATION CORPORATION+                                                                6,547,855
    24,750  BROOKS AUTOMATION INCORPORATED+                                                                          1,124,640
   117,155  DRIL-QUIP INCORPORATED+                                                                                  3,005,026
    45,395  EMULEX CORPORATION+                                                                                      1,494,857
   122,250  FMC TECHNOLOGIES INCORPORATED+                                                                           2,436,443
   186,800  GRANT PRIDECO INCORPORATED+                                                                              2,555,424
    99,200  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                 2,064,352
    69,700  NYFIX INCORPORATED+                                                                                      1,042,712

                                                                                                                    20,271,309
                                                                                                                  ------------

INSURANCE CARRIERS - 3.17%
    76,690  ADVANCEPCS+                                                                                              2,307,602

SHARES     SECURITY NAME                                                                                              VALUE
INSURANCE CARRIERS (continued)
   136,384  IPC Holdings Limited                                                                                  $  4,437,935
   211,535  Max Re Capital Limited                                                                                   3,426,867

                                                                                                                    10,172,404
                                                                                                                  ------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.91%
   371,987  EXFO ELECTRO-OPTICAL ENGINEERING INCORPORATED+                                                           2,332,358
    64,725  ITRON INCORPORATED+                                                                                      1,925,569
    89,487  MEDSOURCE TECHNOLOGIES INCORPORATED+                                                                     1,159,752
     1,720  MICROCHIP TECHNOLOGY INCORPORATED+                                                                          71,948
    94,275  THERASENSE INCORPORATED+                                                                                 1,781,798
    54,200  VARIAN INCORPORATED+                                                                                     2,056,348

                                                                                                                     9,327,773
                                                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.52%
    43,525  DIRECT FOCUS INCORPORATED+                                                                               1,656,126
                                                                                                                  ------------

MISCELLANEOUS RETAIL - 2.38%
    63,675  ALLOY ONLINE INCORPORATED+                                                                                 957,035
   160,898  J JILL GROUP INCORPORATED+                                                                               4,577,548
   110,725  WHITEHALL JEWELLERS INCORPORATED+                                                                        2,087,166

                                                                                                                     7,621,749
                                                                                                                  ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.21%
    24,475  ARKANSAS BEST CORPORATION+                                                                                 680,160
                                                                                                                  ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.61%
   110,525  METRIS COMPANIES INCORPORATED                                                                            2,210,500
   118,435  WFS FINANCIAL INCORPORATED+                                                                              2,950,216

                                                                                                                     5,160,716
                                                                                                                  ------------

OIL & GAS EXTRACTION - 4.05%
   271,480  KEY ENERGY SERVICES INCORPORATED+                                                                        2,910,266
    67,604  NEWFIELD EXPLORATION COMPANY+                                                                            2,500,672
    97,450  PATTERSON-UTI ENERGY INCORPORATED+                                                                       2,898,163
    93,625  TETRA TECHNOLOGIES INCORPORATED+                                                                         2,719,806
    71,655  TOM BROWN INCORPORATED+                                                                                  1,956,182

                                                                                                                    12,985,089
                                                                                                                  ------------

TRANSPORTATION BY AIR - 0.89%
   119,150  Atlantic Coast Airlines Holdings+                                                                        2,857,217
                                                                                                                  ------------

WHOLESALE TRADE-DURABLE GOODS - 2.16%
     1,314  AVNET INCORPORATED                                                                                          35,557
   129,550  INSIGHT ENTERPRISES INCORPORATED+                                                                        2,933,012
    97,350  KNIGHT TRANSPORTATION INCORPORATED+                                                                      2,057,979
    96,600  OWENS & MINOR INCORPORATED                                                                               1,897,224

                                                                                                                     6,923,772
                                                                                                                  ------------

SHARES     SECURITY NAME                                                                                              VALUE
WHOLESALE TRADE - NONDURABLE GOODS - 3.51%
    43,305  D & K HEALTHCARE RESOURCES INCORPORATED                                                               $  2,599,166
   486,292  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                              4,911,549
    32,475  PRIORITY HEALTHCARE CORPORATION+                                                                           844,675
   108,425  SCHOOL SPECIALTY INCORPORATED+                                                                           2,897,116

                                                                                                                    11,252,506
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $308,099,616)                                                                             313,351,574
                                                                                                                  ------------

WARRANTS - 0.00%
       108  IMPERIAL CREDIT INDUSTRIES INCORPORATED                                                                          0
        15  US SURGICAL CORPORATION                                                                                          0

TOTAL WARRANTS (COST $0)                                                                                                     0
                                                                                                                  ------------


PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 2.72%

REPURCHASE AGREEMENTS - 2.72%
$6,840,000  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
            US GOVERNMENT SECURITIES                                                    1.86%          4/5/02     $  6,840,000
 1,882,000  MORGAN STANLEY & COMPANY INCORPORATED - 102% COLLATERALIZED BY
            US GOVERNMENT SECURITIES                                                    1.83           4/5/02        1,882,000

TOTAL SHORT-TERM INVESTMENTS (COST $8,722,000)                                                                       8,722,000
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $316,821,616)*                           100.38%                                                            $322,073,574
OTHER ASSETS AND LIABILITIES, NET               (0.38)                                                              (1,217,152)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $320,856,422
                                               ======                                                             ============

+ NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $  35,653,964
   GROSS UNREALIZED DEPRECIATION                                  (30,402,006)
                                                                -------------
   NET UNREALIZED APPRECIATION                                  $   5,251,958






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SMALL CAP OPPORTUNITIES FUND

SHARES     SECURITY NAME                                                                                              VALUE
COMMON STOCK - 92.74%

APPAREL & ACCESSORY STORES - 1.96%
   146,300  AMERICAN EAGLE OUTFITTERS INCORPORATED+                                                               $  3,623,851
    46,400  ANNTAYLOR STORES CORPORATION+                                                                            2,005,408
    79,200  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                              1,948,320

                                                                                                                     7,577,579
                                                                                                                  ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.32%
    86,000  TOMMY HILFIGER CORPORATION+                                                                              1,234,100
                                                                                                                  ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.88%
    43,000  ADVANCE AUTO PARTS+                                                                                      1,978,000
   167,600  O'REILLY AUTOMOTIVE INCORPORATED+                                                                        5,291,132

                                                                                                                     7,269,132
                                                                                                                  ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.36%
   177,500  RYDER SYSTEM INCORPORATED                                                                                5,243,350
                                                                                                                  ------------

BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.86%
   198,400  CLAYTON HOMES INCORPORATED                                                                               3,323,200

BUSINESS SERVICES - 14.08%
   125,200  ALLIANCE DATA SYSTEMS CORPORATION+                                                                       3,147,528
   151,300  ARBITRON INCORPORATED+                                                                                   5,113,940
    94,300  AUTODESK INCORPORATED                                                                                    4,402,867
    79,400  AVOCENT CORPORATION+                                                                                     2,127,126
    87,900  CERNER CORPORATION+                                                                                      4,193,709
   245,800  LEGATO SYSTEMS INCORPORATED+                                                                             2,214,658
    79,600  MENTOR GRAPHICS CORPORATION+                                                                             1,682,744
   127,900  MPS GROUP INCORPORATED+                                                                                  1,119,125
    84,300  NDCHEALTH CORPORATION                                                                                    3,067,677
   337,200  PEREGRINE SYSTEMS INCORPORATED+                                                                          3,210,144
   207,100  PROGRESS SOFTWARE CORPORATION+                                                                           3,756,794
   152,008  RENT-A-CENTER INCORPORATED+                                                                              7,766,089
   192,900  SYBASE INCORPORATED+                                                                                     3,369,963
   113,500  SYMANTEC CORPORATION+                                                                                    4,677,335
   165,900  UNITED RENTALS INCORPORATED+                                                                             4,558,932

                                                                                                                    54,408,631
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 2.37%
   121,600  AMERICAN PHARMACEUTICAL PARTNERS INCORPORATED+                                                           1,803,328
   125,300  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                   3,884,300
    62,773  MEDICIS PHARMACEUTICAL CORPORATION+                                                                      3,483,902

                                                                                                                     9,171,530
                                                                                                                  ------------

COMMUNICATIONS - 2.60%
   124,800  CERTEGY INCORPORATED+                                                                                    4,954,560
   139,200  GLOBAL PAYMENTS INCORPORATED                                                                             5,101,680

                                                                                                                    10,056,240
                                                                                                                  ------------

SHARES     SECURITY NAME                                                                                              VALUE
DOMESTIC DEPOSITORY INSTITUTIONS - 1.25%
   141,400  GREATER BAY BANCORP                                                                                   $  4,824,568
                                                                                                                  ------------

EATING & DRINKING PLACES - 4.87%
   165,200  APPLEBEE'S INTERNATIONAL INCORPORATED                                                                    5,996,760
    87,400  CBRL GROUP INCORPORATED                                                                                  2,488,278
   107,761  CEC ENTERTAINMENT INCORPORATED+                                                                          4,978,558
   230,090  RUBY TUESDAY INCORPORATED                                                                                5,349,593

                                                                                                                    18,813,189
                                                                                                                  ------------

EDUCATIONAL SERVICES - 1.18%
   162,000  SYLVAN LEARNING SYSTEMS INCORPORATED+                                                                    4,576,500
                                                                                                                  ------------

ELECTRIC, GAS & SANITARY SERVICES - 1.86%
    75,500  KINDER MORGAN INCORPORATED                                                                               3,656,465
   105,000  WASTE CONNECTIONS INCORPORATED+                                                                          3,518,550

                                                                                                                     7,175,015
                                                                                                                  ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.93%
   121,200  ADAPTEC INCORPORATED+                                                                                    1,620,444
   212,300  AEROFLEX INCORPORATED+                                                                                   2,730,178
   110,800  ALPHA INDUSTRIES INCORPORATED+                                                                           1,689,700
   141,200  AMPHENOL CORPORATION+                                                                                    6,608,160
   107,604  CTS CORPORATION                                                                                          1,748,565
   188,000  EXAR CORPORATION+                                                                                        3,861,520
   165,000  LATTICE SEMICONDUCTOR CORPORATION+                                                                       2,892,450
    92,600  MICREL INCORPORATED+                                                                                     2,335,372
   114,800  SEMTECH CORPORATION+                                                                                     4,190,200
    66,100  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                  2,974,500

                                                                                                                    30,651,089
                                                                                                                  ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.59%
   159,150  TETRA TECH INCORPORATED+                                                                                 2,274,254
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 1.75%
   122,900  CONSTELLATION BRANDS INCORPORATED+                                                                       6,754,584
                                                                                                                  ------------

FURNITURE & FIXTURES - 1.73%
   116,900  ETHAN ALLEN INTERIORS INCORPORATED                                                                       4,449,214
    61,100  FURNITURE BRANDS INTERNATIONAL INCORPORATED+                                                             2,227,095

                                                                                                                     6,676,309
                                                                                                                  ------------

GENERAL MERCHANDISE STORES - 0.96%
   230,300  FOOT LOCKER INCORPORATED+                                                                                3,726,254
                                                                                                                  ------------

HEALTH SERVICES - 5.09%
   254,300  COVANCE INCORPORATED+                                                                                    5,157,204
    65,400  COVENTRY HEALTH CARE INCORPORATED+                                                                       1,700,400
   222,700  DA VITA INCORPORATED+                                                                                    5,634,310
    37,800  FIRST HEALTH GROUP CORPORATION+                                                                            912,114

SHARES     SECURITY NAME                                                                                              VALUE
HEALTH SERVICES (continued)
    47,820  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                           $  4,584,025
    40,400  UNIVERSAL HEALTH SERVICES INCORPORATED+                                                                  1,666,500

                                                                                                                    19,654,553
                                                                                                                  ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.14%
    61,180  AFFILIATED MANAGERS GROUP INCORPORATED+                                                                  4,394,559
                                                                                                                  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.62%
   260,500  ADVANCED DIGITAL INFORMATION CORPORATION+                                                                3,389,105
   146,300  FLOWSERVE CORPORATION+                                                                                   4,683,063
   302,200  GRANT PRIDECO INCORPORATED+                                                                              4,134,096
   542,600  MAXTOR CORPORATION+                                                                                      3,771,070
   578,600  PALM INCORPORATED+                                                                                       2,308,614
   115,800  PENTAIR INCORPORATED                                                                                     5,207,526
    89,200  PROQUEST COMPANY+                                                                                        3,834,708
    39,000  ZEBRA TECHNOLOGIES CORPORATION+                                                                          2,109,510

                                                                                                                    29,437,692
                                                                                                                  ------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.39%
   171,800  HILB ROGAL & HAMILTON COMPANY                                                                            5,360,160
                                                                                                                  ------------

INSURANCE CARRIERS - 1.52%
    90,222  AMERUS GROUP COMPANY                                                                                     3,469,036
    43,400  STANCORP FINANCIAL GROUP INCORPORATED                                                                    2,387,000

                                                                                                                     5,856,036
                                                                                                                  ------------

LEATHER & LEATHER PRODUCTS - 0.92%
   198,300  WOLVERINE WORLD WIDE INCORPORATED                                                                        3,559,485
                                                                                                                  ------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.61%
    48,500  BAUSCH & LOMB INCORPORATED                                                                               2,161,645
   114,600  EDWARD LIFESCIENCES CORPORATION+                                                                         3,203,070
    64,800  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                            1,820,880
    42,500  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                               1,923,550
   225,814  PERKINELMER INCORPORATED                                                                                 4,177,559
   191,500  TEKTRONIX INCORPORATED+                                                                                  4,530,890

                                                                                                                    17,817,594
                                                                                                                  ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.03%
   207,100  CALLAWAY GOLF COMPANY                                                                                    3,986,675
                                                                                                                  ------------

MISCELLANEOUS RETAIL - 5.94%
   134,900  BARNES & NOBLE INCORPORATED+                                                                             4,180,551
   118,900  BORDERS GROUP INCORPORATED+                                                                              2,842,899
   166,700  MICHAELS STORES INCORPORATED+                                                                            6,301,260
   181,000  PETCO ANIMAL SUPPLIES INCORPORATED+                                                                      4,269,790
   132,500  ZALE CORPORATION+                                                                                        5,379,500

                                                                                                                    22,974,000
                                                                                                                  ------------

SHARES     SECURITY NAME                                                                                              VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.23%
    43,299  Werner Enterprises Incorporated                                                                       $    907,114
                                                                                                                  ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 0.91%
    39,700  AMERICREDIT CORPORATION+                                                                                 1,508,203
   267,200  PROVIDIAN FINANCIAL CORPORATION                                                                          2,017,360

                                                                                                                     3,525,563
                                                                                                                  ------------

OIL & GAS EXTRACTION - 2.62%
   846,300  GREY WOLF INCORPORATED+                                                                                  3,351,348
   207,300  KEY ENERGY SERVICES INCORPORATED+                                                                        2,222,256
   153,600  PATTERSON-UTI ENERGY INCORPORATED+                                                                       4,568,064

                                                                                                                    10,141,668
                                                                                                                  ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.88%
   126,100  REEBOK INTERNATIONAL LIMITED+                                                                            3,408,483
                                                                                                                  ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.96%
   114,400  FEDERATED INVESTORS INCORPORATED                                                                         3,700,840
                                                                                                                  ------------

TEXTILE MILL PRODUCTS - 2.80%
   153,300  ALBANY INTERNATIONAL CORPORATION CLASS A                                                                 4,644,990
   102,996  MOHAWK INDUSTRIES INCORPORATED+                                                                          6,189,069

                                                                                                                    10,834,059
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 1.75%
    29,115  SPX CORPORATION+                                                                                         4,122,102
    63,200  WINNEBAGO INDUSTRIES INCORPORATED                                                                        2,653,768

                                                                                                                     6,775,870
                                                                                                                  ------------

WATER TRANSPORTATION - 0.72%
    73,000  TEEKAY SHIPPING CORPORATION                                                                              2,782,760
                                                                                                                  ------------

WHOLESALE TRADE - DURABLE GOODS - 0.82%
    72,200  PATTERSON DENTAL COMPANY+                                                                                3,157,306
                                                                                                                  ------------

WHOLESALE TRADE - NONDURABLE GOODS - 4.24%
   179,800  AIRGAS INCORPORATED+                                                                                     3,613,980
    97,000  AMERISOURCEBERGEN CORPORATION                                                                            6,625,100
    99,400  HENRY SCHEIN INCORPORATED+                                                                               4,378,570
    54,600  PERFORMANCE FOOD GROUP COMPANY+                                                                          1,783,236

                                                                                                                    16,400,886
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $286,801,036)                                                                             358,430,827
                                                                                                                  ------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PRINCIPAL  SECURITY NAME                                                        INTEREST RATE    MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS - 8.94%

REPURCHASE AGREEMENTS - 8.94%
$34,542,996 GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
            US GOVERNMENT SECURITIES                                                 1.93%           4/1/02       $ 34,542,996

TOTAL SHORT-TERM INVESTMENTS (COST $34,542,996)                                                                     34,542,996
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $321,344,032)*                           101.68%                                                            $392,973,823
OTHER ASSETS AND LIABILITIES, NET               (1.68)                                                              (6,497,194)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $386,476,629
                                               ======                                                             ============

+ NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $80,191,457
   GROSS UNREALIZED DEPRECIATION                                   (8,561,666)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $71,629,791







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SMALL CAP VALUE FUND

FACE/SHARE
AMOUNT        SECURITY DESCRIPTION                                                                                     VALUE
        N/A   WELLS FARGO SMALL CAP VALUE PORTFOLIO                                                                $18,658,627
                                                                                                                   -----------

TOTAL INVESTMENT IN CORE PORTFOLIOS - 100.12% (COST $17,984,418)                                                    18,658,627
                                                                                                                   -----------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $17,984,418)                             100.12%                                                             $18,658,627
OTHER ASSETS AND LIABILITIES, NET               (0.12)                                                                 (22,272)
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $18,636,355
                                               ======                                                              ===========






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SMALL COMPANY GROWTH FUND

FACE/SHARE
AMOUNT        SECURITY DESCRIPTION                                                                                     VALUE
         N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                           $495,831,835
                                                                                                                   ------------

TOTAL INVESTMENT IN CORE PORTFOLIOS - 100.03% (COST $460,833,385)                                                   495,831,835
                                                                                                                   ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $460,833,385)                            100.03%                                                             $495,831,835
OTHER ASSETS AND LIABILITIES, NET               (0.03)                                                                 (164,308)
                                               ------                                                              ------------
TOTAL NET ASSETS                               100.00%                                                             $495,667,527
                                               ======                                                              ============





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SMALL COMPANY VALUE FUND

FACE/SHARE
AMOUNT        SECURITY DESCRIPTION                                                                                     VALUE
         N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                             $2,734,553
                                                                                                                    ----------

TOTAL INVESTMENT IN CORE PORTFOLIOS - 90.30% (COST $2,541,356)                                                       2,734,553
                                                                                                                    ----------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $2,541,356)                               90.30%                                                              $2,734,553
OTHER ASSETS AND LIABILITIES, NET                9.70                                                                  293,651
                                               ------                                                               ----------
TOTAL NET ASSETS                               100.00%                                                              $3,028,204
                                               ======                                                               ==========







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SPECIALIZED HEALTH SCIENCES FUND

SHARES     SECURITY NAME                                                                                              VALUE
COMMON STOCK - 96.94%

AGRICULTURAL SERVICES - 0.91%
    27,500  VCA ANTECH INCORPORATED+                                                                               $   371,250
                                                                                                                   -----------

CHEMICALS & ALLIED PRODUCTS - 50.90%
     7,100  ABGENIX INCORPORATED+                                                                                      134,118
    30,000  ADOLOR CORPORATION+                                                                                        334,500
    29,300  AMERICAN PHARMACEUTICAL PARTNERS INCORPORATED+                                                             434,519
    20,700  AMGEN INCORPORATED+                                                                                      1,235,376
    11,600  ANDRX GROUP+                                                                                               440,104
     8,300  AVENTIS SA                                                                                                 573,477
    22,500  AXCAN PHARMA INCORPORATED+                                                                                 283,725
    17,350  BIOVAIL CORPORATION+                                                                                       867,153
     3,000  CAMBRIDGE ANTIBODY TECHNOLOGY GROUP PLC+                                                                    61,090
     9,000  CELL THERAPEUTICS INCORPORATED+                                                                            223,470
    14,950  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                     463,450
    23,150  ELI LILLY & COMPANY                                                                                      1,764,030
    15,100  GENENTECH INCORPORATED+                                                                                    761,795
    13,000  GLAXOSMITHKLINE PLC ADR                                                                                    611,000
    20,400  IDEC PHARMACEUTICALS CORPORATION+                                                                        1,311,720
    20,800  INTERMUNE INCORPORATED+                                                                                    625,456
    26,450  KING PHARMACEUTICALS INCORPORATED+                                                                         926,015
    15,000  MEDIMMUNE INCORPORATED+                                                                                    589,950
    15,000  MGI PHARMA INCORPORATED+                                                                                   206,400
    59,150  PFIZER INCORPORATED                                                                                      2,350,621
    15,000  PHARMACEUTICALS RESOURCES INCORPORATED+                                                                    317,850
    39,350  PHARMACIA CORPORATION                                                                                    1,773,898
    12,700  SCHERING AG                                                                                                742,321
    24,700  SCHERING-PLOUGH CORPORATION                                                                                773,110
       350  SERONO SA                                                                                                  308,002
    14,500  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                 792,715
     9,850  UCB SA                                                                                                     382,392
    23,200  WYETH                                                                                                    1,523,080

                                                                                                                    20,811,337
                                                                                                                   -----------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 6.70%
    21,500  APPLIED MOLECULAR EVOLUTION INCORPORATED+                                                                  184,900
    16,650  CEPHALON INCORPORATED+                                                                                   1,048,950
    14,500  CV THERAPEUTICS INCORPORATED+                                                                              524,900
     8,900  ICOS CORPORATION+                                                                                          409,311
    14,700  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                   327,957
     5,830  NEOPHARM INCORPORATED+                                                                                     125,287
    22,500  SEATTLE GENETICS INCORPORATED+                                                                             118,125

                                                                                                                     2,739,430
                                                                                                                   -----------

HEALTH SERVICES - 6.90%
    18,900  HCA Incorporated                                                                                           833,112
     8,850  Human Genome Sciences Incorporated+                                                                        192,842

SHARES     SECURITY NAME                                                                                              VALUE
HEALTH SERVICES (continued)
    19,100  IMMUNOMEDICS INCORPORATED+                                                                             $   362,136
    10,600  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              1,016,116
     6,200  TENET HEALTHCARE CORPORATION+                                                                              415,524

                                                                                                                     2,819,730
                                                                                                                   -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.28%
    12,800  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                       523,520
                                                                                                                   -----------

INSURANCE CARRIERS - 3.07%
    17,300  ADVANCEPCS+                                                                                                520,557
    12,750  ANTHEM INCORPORATED+                                                                                       734,018

                                                                                                                     1,254,575
                                                                                                                   -----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 15.74%
     7,500  BAXTER INTERNATIONAL INCORPORATED                                                                          446,400
    15,000  BIOMET INCORPORATED                                                                                        405,900
    18,500  CONCEPTUS INCORPORATED+                                                                                    398,675
    35,300  MEDTRONIC INCORPORATED                                                                                   1,595,913
    60,000  RITA MEDICAL SYSTEMS INCORPORATED+                                                                         582,000
    15,300  ST JUDE MEDICAL INCORPORATED+                                                                            1,180,395
    13,500  STRYKER CORPORATION                                                                                        814,455
    51,800  THORATEC CORPORATION+                                                                                      567,210
    24,400  UROLOGIX INCORPORATED+                                                                                     443,348

                                                                                                                     6,434,296
                                                                                                                   -----------

WHOLESALE TRADE - DURABLE GOODS - 6.14%
    39,700  CYTYC CORPORATION+                                                                                       1,068,724
    22,200  JOHNSON & JOHNSON                                                                                        1,441,890

                                                                                                                     2,510,614
                                                                                                                   -----------

WHOLESALE TRADE - NONDURABLE GOODS - 5.30%
    10,700  AMERISOURCEBERGEN CORPORATION                                                                              730,810
    13,600  CARDINAL HEALTH INCORPORATED                                                                               964,104
    46,800  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                                472,680

                                                                                                                     2,167,594
                                                                                                                   -----------

TOTAL COMMON STOCK (COST $39,290,602)                                                                               39,632,346
                                                                                                                   -----------

PRINCIPAL   SECURITY NAME                                                    INTEREST RATE    MATURITY DATE           VALUE
SHORT-TERM INVESTMENTS - 3.76%

REPURCHASE AGREEMENTS - 3.76%
$1,538,689  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
            US GOVERNMENT SECURITIES                                              1.93%          4/1/02            $ 1,538,689

TOTAL SHORT-TERM INVESTMENTS (COST $1,538,689)                                                                       1,538,689
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $40,829,291)*                            100.70%                                                             $41,171,035
OTHER ASSETS AND LIABILITIES, NET               (0.70)                                                                (286,207)
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $40,884,828
                                               ======                                                              ===========


+ NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $ 2,894,120
   GROSS UNREALIZED DEPRECIATION                                   (2,552,376)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $   341,744




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SPECIALIZED TECHNOLOGY FUND

SHARES     SECURITY NAME                                                                                              VALUE
COMMON STOCK - 91.85%

BUSINESS SERVICES - 46.65%
    45,280  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                    $  2,541,566
    37,900  ASPEN TECHNOLOGY INCORPORATED+                                                                             867,910
     6,650  BISYS GROUP INCORPORATED+                                                                                  234,413
    45,400  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                             1,225,800
    20,400  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                                 620,160
    13,430  CMG PLC                                                                                                     50,106
    55,500  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                           1,214,895
    21,800  COMPUTER SCIENCES CORPORATION+                                                                           1,106,350
    10,550  CONCORD EFS INCORPORATED+                                                                                  350,788
    35,400  DIGITAL INSIGHT CORPORATION+                                                                               975,270
    26,300  DOCUMENTUM INCORPORATED+                                                                                   669,335
    32,300  EBAY INCORPORATED+                                                                                       1,829,472
    10,880  ELECTRONIC DATA SYSTEMS CORPORATION                                                                        630,931
    15,900  FIRST DATA CORPORATION                                                                                   1,387,275
     1,680  HOTEL RESERVATIONS NETWORK INCORPORATED+                                                                    99,002
    48,900  I2 TECHNOLOGIES INCORPORATED+                                                                              247,434
    11,700  INFOSYS TECHNOLOGIES LIMITED ADR                                                                           766,350
    28,400  INTUIT INCORPORATED+                                                                                     1,089,424
    12,500  MERCURY INTERACTIVE CORPORATION+                                                                           470,625
    32,570  MICROSOFT CORPORATION+                                                                                   1,964,297
   126,900  MISYS PLC                                                                                                  529,925
    46,400  NETIQ CORPORATION+                                                                                       1,011,984
    33,400  NETWORK ASSOCIATES INCORPORATED+                                                                           808,280
    26,200  OVERTURE SERVICES INCORPORATED+                                                                            731,504
    15,600  PEOPLESOFT INCORPORATED+                                                                                   569,868
    11,400  PEROT SYSTEMS CORPORATION+                                                                                 227,430
    65,000  PORTAL SOFTWARE INCORPORATED+                                                                              124,150
    12,700  PRECISE SOFTWARE SOLUTIONS LIMITED+                                                                        295,783
    26,600  SAP AG ADR                                                                                                 989,520
    62,000  SIEBEL SYSTEMS INCORPORATED+                                                                             2,021,820
    67,700  SOFTBANK CORPORATION                                                                                     1,274,467
    36,300  SUNGARD DATA SYSTEMS INCORPORATED+                                                                       1,196,811
    19,000  SYMANTEC CORPORATION+                                                                                      782,990
    32,100  TMP WORLDWIDE INCORPORATED+                                                                              1,106,487
    68,550  VERITAS SOFTWARE CORPORATION+                                                                            3,004,547
    34,300  WEBEX COMMUNICATIONS INCORPORATED+                                                                         564,235
        76  YAHOO JAPAN CORPORATION+                                                                                 1,817,783
    47,100  YAHOO! INCORPORATED+                                                                                       869,937

                                                                                                                    36,268,924
                                                                                                                   -----------

CHEMICALS & ALLIED PRODUCTS - 1.33%
    28,800  GILEAD SCIENCES INCORPORATED+                                                                            1,036,512
                                                                                                                   -----------

COMMUNICATIONS - 0.66%
    49,300  EXTREME NETWORKS INCORPORATED+                                                                             512,720
                                                                                                                   -----------

SHARES     SECURITY NAME                                                                                              VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 24.84%
    61,520  ASML HOLDING NV+                                                                                      $  1,560,762
    14,270  CIENA CORPORATION+                                                                                         128,430
    87,000  FINISAR CORPORATION+                                                                                       669,900
    70,000  FLEXTRONICS INTERNATIONAL LIMITED+                                                                       1,277,500
       680  L-3 COMMUNICATIONS HOLDINGS INCORPORATED+                                                                   76,160
    46,900  MARVELL TECHNOLOGY GROUP LIMITED+                                                                        2,054,220
    21,980  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                  1,224,506
    16,600  MICRON TECHNOLOGY INCORPORATED+                                                                            546,140
    27,800  NOKIA CORPORATION ADR                                                                                      576,572
    13,000  QLOGIC CORPORATION+                                                                                        643,760
    16,800  QUALCOMM INCORPORATED+                                                                                     632,352
    36,700  SEACHANGE INTERNATIONAL INCORPORATED+                                                                      557,473
    14,300  SEMTECH CORPORATION+                                                                                       521,950
    71,000  SONUS NETWORKS INCORPORATED+                                                                               186,020
   125,000  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY ADR+                                                          2,593,750
     9,000  TEXAS INSTRUMENTS INCORPORATED                                                                             297,900
     7,700  TOKYO ELECTRON LIMITED                                                                                     535,081
   120,200  UNITED MICROELECTRONICS ADR+                                                                             1,280,130
   117,100  UTSTARCOM INCORPORATED+                                                                                  3,071,533
    22,000  XILINX INCORPORATED+                                                                                       876,920

                                                                                                                    19,311,059
                                                                                                                   -----------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.36%
    39,720  ACCENTURE LIMITED+                                                                                       1,060,524
                                                                                                                   -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.20%
       770  ALLIANT TECHSYSTEMS INCORPORATED+                                                                           78,532
     1,310  LOCKHEED MARTIN CORPORATION                                                                                 75,430

                                                                                                                       153,962
                                                                                                                   -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.05%
    20,500  CDW COMPUTER CENTERS INCORPORATED+                                                                       1,031,970
    29,000  CIRRUS LOGIC INCORPORATED+                                                                                 547,230
   114,000  CISCO SYSTEMS INCORPORATED+                                                                              1,930,020
   150,470  CONCURRENT COMPUTER CORPORATION+                                                                         1,250,406
    30,000  EMULEX CORPORATION+                                                                                        987,900
     3,600  IBM CORPORATION                                                                                            374,400
    22,200  RIVERSTONE NETWORKS INCORPORATED+                                                                          133,200

                                                                                                                     6,255,126
                                                                                                                   -----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.71%
     6,900  KLA-TENCOR CORPORATION+                                                                                    458,850
    37,600  MICROCHIP TECHNOLOGY INCORPORATED+                                                                       1,572,808
     1,870  RAYTHEON COMPANY                                                                                            76,764

                                                                                                                     2,108,422
                                                                                                                   -----------

SHARES     SECURITY NAME                                                                                              VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.86%
    68,750  TYCO INTERNATIONAL LIMITED                                                                             $ 2,222,000
                                                                                                                   -----------

TRANSPORTATION EQUIPMENT - 0.10%
       680  NORTHROP GRUMMAN CORPORATION                                                                                76,873
                                                                                                                   -----------

TRANSPORTATION SERVICES - 0.15%
     1,660  EXPEDIA INCORPORATED+                                                                                      115,933
                                                                                                                   -----------

WHOLESALE TRADE - DURABLE GOODS - 2.94%
    12,090  SAMSUNG ELECTRONICS GDR                                                                                  1,628,612
    14,300  TECH DATA CORPORATION+                                                                                     656,227

                                                                                                                     2,284,839
                                                                                                                   -----------

TOTAL COMMON STOCK (COST $67,710,426)                                                                               71,406,894
                                                                                                                   -----------


PRINCIPAL                                                                         INTEREST RATE     MATURITY DATE
SHORT-TERM INVESTMENTS - 5.56%

REPURCHASE AGREEMENTS - 5.56%
$4,325,626  Goldman Sachs Group Incorporated - 102% Collateralized by
            US Government Securities                                                   1.93%             4/1/02      4,325,626

TOTAL SHORT-TERM INVESTMENTS (COST $4,325,626)                                                                       4,325,626
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $72,036,052)*                             97.41%                                                             $75,732,520
OTHER ASSETS AND LIABILITIES, NET                2.59                                                                2,016,612
                                               ------                                                              -----------
TOTAL NET ASSETS                               100.00%                                                             $77,749,132
                                               ======                                                              ===========


+ NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $ 7,460,123
   GROSS UNREALIZED DEPRECIATION                                   (3,763,655)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $ 3,696,468






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

STOCK FUNDS                              STATEMENTS OF ASSETS AND LIABILITIES --
                                                      MARCH 31, 2002 (UNAUDITED)

                                                                         DIVERSIFIED    DIVERSIFIED          EQUITY          EQUITY
                                                                              EQUITY      SMALL CAP          INCOME           INDEX
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                    $1,712,091,444   $216,860,083  $1,597,943,603    $484,469,470
   CASH                                                                          343              0               0          50,289
   COLLATERAL FOR SECURITIES LOANED                                                0              0               0      65,164,057
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES                     0              0               0         517,249
   RECEIVABLE FOR INVESTMENTS SOLD                                                 0              0               0               0
   RECEIVABLE FOR FUND SHARES ISSUED                                       1,705,361      1,112,644         806,603         423,733
   PREPAID EXPENSES AND OTHER ASSETS                                               0          1,783               0               0
   VARIATION MARGIN ON FUTURES CONTRACTS                                           0              0               0          61,350
                                                                      --------------   ------------  --------------    ------------
TOTAL ASSETS                                                           1,713,797,148    217,974,510   1,598,750,206     550,686,148
                                                                      --------------   ------------  --------------    ------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                               0              0               0               0
   PAYABLE FOR SECURITIES LOANED                                                   0              0               0      65,164,057
   DIVIDENDS PAYABLE                                                             933              0             178           1,570
   PAYABLE FOR FUND SHARES REDEEMED                                          169,004         51,245         346,529         638,862
   PAYABLE TO CUSTODIAN                                                            0              0               0           8,020
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                              369,814         56,407         119,177         116,870
   PAYABLE TO OTHER RELATED PARTIES                                          302,837         94,536         416,955         329,869
   ACCRUED EXPENSES AND OTHER LIABILITIES                                     30,755              0          28,167          27,329
                                                                      --------------   ------------  --------------    ------------
TOTAL LIABILITIES                                                            873,343        202,188         911,006      66,286,577
                                                                      --------------   ------------  --------------    ------------
TOTAL NET ASSETS                                                      $1,712,923,805   $217,772,322  $1,597,839,200    $484,399,571
                                                                      ==============   ============  ==============    ============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                                    $1,235,545,980   $189,617,607  $1,317,368,885    $251,111,331
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                              3,681,674       (150,846)        449,846       1,197,531
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                                                (23,622,501)    (1,505,772)     48,640,950       9,899,672
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES          497,318,652     29,811,333     231,379,519     222,449,262
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                           0              0               0        (258,225)
                                                                      --------------   ------------  --------------    ------------
TOTAL NET ASSETS                                                      $1,712,923,805   $217,772,322  $1,597,839,200    $484,399,571
                                                                      ==============   ============  ==============    ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A                                                  $   84,608,821            N/A  $  177,438,278    $404,995,077
SHARES OUTSTANDING - CLASS A                                               2,103,488            N/A       4,443,534       7,593,069
NET ASSET VALUE PER SHARE - CLASS A                                   $        40.22            N/A  $        39.93    $      53.34
MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                        $        42.68            N/A  $        42.37    $      56.59
NET ASSETS - CLASS B                                                  $  126,414,644            N/A  $  144,515,981    $ 79,065,987
SHARES OUTSTANDING - CLASS B                                               3,224,844            N/A       3,623,358       1,488,014
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                $        39.20            N/A  $        39.88    $      53.14
NET ASSETS - CLASS C                                                  $    9,295,039            N/A  $   10,416,823             N/A
SHARES OUTSTANDING - CLASS C                                                 233,783            N/A         254,169             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                $        39.76            N/A  $        40.98             N/A
NET ASSETS - INSTITUTIONAL CLASS                                      $1,492,605,301   $217,772,322  $1,265,468,118             N/A
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                  37,091,828     18,911,990      31,702,559             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS    $        40.24   $      11.52  $        39.92             N/A
NET ASSETS - CLASS O                                                             N/A            N/A             N/A    $    338,507
SHARES OUTSTANDING - CLASS O                                                     N/A            N/A             N/A           6,287
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O                           N/A            N/A             N/A    $      53.84
                                                                      --------------   ------------  --------------    ------------
INVESTMENTS AT COST (NOTE 10)                                         $1,214,772,792   $187,048,750  $1,366,564,084    $262,020,208
                                                                      ==============   ============  ==============    ============
SEURITIES ON LOAN, AT MARKET VALUE (NOTE 2)                           $            0   $          0  $            0    $ 63,241,942

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                             EQUITY                          GROWTH
                                                                              VALUE          GROWTH          EQUITY          INDEX
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                     $ 97,475,115    $327,793,544    $568,459,868   $774,647,108
   CASH                                                                      63,714          50,000          50,000              0
   COLLATERAL FOR SECURITIES LOANED                                      26,494,913      32,926,410               0              0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES              133,727         235,282               0              0
   RECEIVABLE FOR INVESTMENTS SOLD                                        2,660,365      17,825,642               0              0
   RECEIVABLE FOR FUND SHARES ISSUED                                        136,938          10,757         260,866        139,442
   PREPAID EXPENSES AND OTHER ASSETS                                              0               0             278              0
   VARIATION MARGIN ON FUTURES CONTRACTS                                          0               0               0              0
                                                                       ------------    ------------    ------------   ------------
TOTAL ASSETS                                                            126,964,772     378,841,635     568,771,012    774,786,550
                                                                       ------------    ------------    ------------   ------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                        988,011       1,578,560               0              0
   PAYABLE FOR SECURITIES LOANED                                         26,494,913      32,926,410               0              0
   DIVIDENDS PAYABLE                                                              0               0               0              0
   PAYABLE FOR FUND SHARES REDEEMED                                         244,355          80,037          16,313         81,641
   PAYABLE TO CUSTODIAN                                                       1,629       9,244,299               0              0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                              38,301         187,062          87,570              0
   PAYABLE TO OTHER RELATED PARTIES                                          81,432         224,696          88,569        141,610
   ACCRUED EXPENSES AND OTHER LIABILITIES                                    68,019         137,205          82,391         71,129
                                                                       ------------    ------------    ------------   ------------
TOTAL LIABILITIES                                                        27,916,660      44,378,269         274,843        294,380
                                                                       ------------    ------------    ------------   ------------
TOTAL NET ASSETS                                                       $ 99,048,112    $334,463,366    $568,496,169   $774,492,170
                                                                       ============    ============    ============   ============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                                     $ 86,078,865    $337,031,880    $383,284,541   $507,782,666
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                57,152         (69,948)     (1,515,997)     3,233,967
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                                                 6,325,608     (51,950,792)    (27,215,049)   (11,939,055)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES           6,586,487      49,452,226     213,942,674    275,414,592
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                          0               0               0              0
                                                                       ------------    ------------    ------------   ------------
TOTAL NET ASSETS                                                       $ 99,048,112    $334,463,366    $568,496,169   $774,492,170
                                                                       ============    ============    ============   ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A                                                   $ 19,645,308    $177,412,491    $ 15,260,936            N/A
SHARES OUTSTANDING - CLASS A                                              2,010,292      14,190,830         565,515            N/A
NET ASSET VALUE PER SHARE - CLASS A                                    $       9.77    $      12.50    $      26.99            N/A
MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                         $      10.37    $      13.26    $      28.63            N/A
NET ASSETS - CLASS B                                                   $ 36,569,693    $ 33,534,320    $ 19,850,195            N/A
SHARES OUTSTANDING - CLASS B                                              4,644,435       3,877,531         777,798            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                 $       7.87    $       8.65    $      25.52            N/A
NET ASSETS - CLASS C                                                   $    990,834             N/A    $  2,645,789            N/A
SHARES OUTSTANDING - CLASS C                                                125,859             N/A         100,009            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                 $       7.87             N/A    $      26.46            N/A
NET ASSETS - INSTITUTIONAL CLASS                                       $ 41,842,277    $123,516,555    $530,739,249   $774,492,170
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                  4,279,499       8,398,115      19,580,077     16,828,383
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS     $       9.78    $      14.71    $      27.11   $      46.02
NET ASSETS - CLASS O                                                            N/A             N/A             N/A            N/A
SHARES OUTSTANDING - CLASS O                                                    N/A             N/A             N/A            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O                          N/A             N/A             N/A            N/A
                                                                       ------------    ------------    ------------   ------------
INVESTMENTS AT COST (NOTE 10)                                          $ 90,888,628    $278,341,318    $354,517,194   $499,232,516
                                                                       ============    ============    ============   ============

SEURITIES ON LOAN, AT MARKET VALUE (NOTE 2)                            $ 25,603,244    $ 32,152,565    $          0   $          0

                                                                                                                     LARGE
                                                                                             INTERNATIONAL             CAP
                                                                           INTERNATIONAL            EQUITY    APPRECIATION
--------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                          $189,755,866      $199,731,349      $5,048,039
   CASH                                                                                0            50,070             680
   COLLATERAL FOR SECURITIES LOANED                                                    0        17,458,855               0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES                         0           708,735               0
   RECEIVABLE FOR INVESTMENTS SOLD                                                     0                 0               0
   RECEIVABLE FOR FUND SHARES ISSUED                                           1,908,259         2,107,708           5,230
   PREPAID EXPENSES AND OTHER ASSETS                                                   0            48,055              96
   VARIATION MARGIN ON FUTURES CONTRACTS                                               0                 0               0
                                                                            ------------      ------------      ----------
TOTAL ASSETS                                                                 191,664,125       220,104,772       5,054,045
                                                                            ------------      ------------      ----------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                                   0                 0               0
   PAYABLE FOR SECURITIES LOANED                                                       0        17,458,855               0
   DIVIDENDS PAYABLE                                                               6,395                 0               0
   PAYABLE FOR FUND SHARES REDEEMED                                               48,084           286,006               0
   PAYABLE TO CUSTODIAN                                                                0            41,397               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                    5,057            97,150               0
   PAYABLE TO OTHER RELATED PARTIES                                               16,758           171,710          75,622
   ACCRUED EXPENSES AND OTHER LIABILITIES                                          6,053                 0              12
                                                                            ------------      ------------      ----------
TOTAL LIABILITIES                                                                 82,347        18,055,118          75,634
                                                                            ------------      ------------      ----------
TOTAL NET ASSETS                                                            $191,581,778      $202,049,654      $4,978,411
                                                                            ============      ============      ==========

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                                          $251,896,181       246,817,486      $4,937,742
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                   (167,303)         (669,812)         (4,131)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                                                    (58,983,925)      (14,624,628)        (87,526)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
    TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES               (1,163,175)      (29,473,392)        132,326
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                               0                 0               0
                                                                            ------------      ------------      ----------
TOTAL NET ASSETS                                                            $191,581,778      $202,049,654      $4,978,411
                                                                            ============      ============      ==========

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A                                                        $  2,061,220      $ 31,801,541      $1,032,016
SHARES OUTSTANDING - CLASS A                                                     136,650         2,779,630         103,016
NET ASSET VALUE PER SHARE - CLASS A                                         $      15.08      $      11.44      $    10.02
MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                              $      16.00      $      12.14      $    10.63
NET ASSETS - CLASS B                                                        $  2,239,440      $ 41,970,791      $1,302,032
SHARES OUTSTANDING - CLASS B                                                     152,511         3,769,702         130,600
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                      $      14.68      $      11.13      $     9.97
NET ASSETS - CLASS C                                                                 N/A      $  3,339,319      $  200,617
SHARES OUTSTANDING - CLASS C                                                         N/A           300,297          20,120
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                               N/A      $      11.12      $     9.97
NET ASSETS - INSTITUTIONAL CLASS                                            $187,281,118      $124,938,003      $2,443,746
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                      12,428,927        10,927,378         243,718
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS          $      15.07      $      11.43      $    10.03
NET ASSETS - CLASS O                                                                 N/A               N/A             N/A
SHARES OUTSTANDING - CLASS O                                                         N/A               N/A             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O                               N/A               N/A             N/A
                                                                            ------------      ------------      ----------
INVESTMENTS AT COST (NOTE 10)                                               $190,919,041      $229,227,704      $4,915,713
                                                                            ============      ============      ==========

SEURITIES ON LOAN, AT MARKET VALUE (NOTE 2)                                 $          0      $ 16,850,564      $        0

STOCK FUNDS                              STATEMENTS OF ASSETS AND LIABILITIES --
                                                      MARCH 31, 2002 (UNAUDITED)

                                                                                                                               SIFE
                                                                                              LARGE                     SPECIALIZED
                                                                                            COMPANY         MID CAP       FINANCIAL
                                                                                             GROWTH          GROWTH     SERVICES(2)
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                                   $1,978,089,550    $ 12,662,455   $ 724,050,687
   CASH                                                                                       6,129          56,973               0
   COLLATERAL FOR SECURITIES LOANED                                                               0       2,864,903               0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES                                    0           2,847       1,458,060
   RECEIVABLE FOR INVESTMENTS SOLD                                                                0          84,124       4,439,835
   RECEIVABLE FOR FUND SHARES ISSUED                                                      4,087,272          13,706          85,022
   PREPAID EXPENSES AND OTHER ASSETS                                                          5,409               0               0
   VARIATION MARGIN ON FUTURES CONTRACTS                                                          0               0               0
                                                                                    ---------------   -------------   -------------
TOTAL ASSETS                                                                          1,982,188,360      15,685,008     730,033,604
                                                                                    ---------------   -------------   -------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                                              0         182,792               0
   PAYABLE FOR SECURITIES LOANED                                                                  0       2,864,903               0
   DIVIDENDS PAYABLE                                                                              0               0               0
   PAYABLE FOR FUND SHARES REDEEMED                                                         659,778          12,000         183,069
   PAYABLE TO CUSTODIAN                                                                           0             203          17,275
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                             118,834               0         590,304
   PAYABLE TO OTHER RELATED PARTIES                                                       1,170,385          17,410         272,982
   ACCRUED EXPENSES AND OTHER LIABILITIES                                                   515,134          10,588         125,484
                                                                                    ---------------   -------------   -------------
TOTAL LIABILITIES                                                                         2,464,131       3,087,896       1,189,113
                                                                                    ---------------   -------------   -------------
TOTAL NET ASSETS                                                                     $1,979,724,229    $ 12,597,112   $ 728,844,490
                                                                                    ===============   =============   =============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                                                   $2,185,832,650    $ 17,451,439   $ 386,784,780
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                           (10,857,427)        (87,176)      2,802,487
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                                                              (228,250,760)     (4,743,718)    119,673,575
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION OF
    ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                         32,999,766         (23,433)    219,583,648
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                                          0               0               0
                                                                                    ---------------   -------------   -------------
TOTAL NET ASSETS                                                                     $1,979,724,229    $ 12,597,112   $ 728,844,490
                                                                                    ===============   =============   =============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A                                                                 $  244,638,931    $  5,752,843   $ 700,299,554
SHARES OUTSTANDING - CLASS A                                                              4,802,087       1,023,004     122,078,124
NET ASSET VALUE PER SHARE - CLASS A                                                  $        50.94    $       5.62   $        5.74
MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                                       $        54.05    $       5.97   $        6.09
NET ASSETS - CLASS B                                                                 $  355,165,952    $  6,053,245   $  26,253,684
SHARES OUTSTANDING - CLASS B                                                              7,566,467       1,087,726       4,585,246
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                               $        46.94    $       5.57   $        5.73
NET ASSETS - CLASS C                                                                 $   38,313,405    $    791,024   $   2,291,251
SHARES OUTSTANDING - CLASS C                                                                815,372         142,122         401,032
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                               $        46.99    $       5.57   $        5.71
NET ASSETS - INSTITUTIONAL CLASS                                                     $1,341,605,941             N/A             N/A
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                                 27,871,245             N/A             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS                   $        48.14             N/A             N/A
NET ASSETS - CLASS O                                                                            N/A             N/A             N/A
SHARES OUTSTANDING - CLASS O                                                                    N/A             N/A             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O                                          N/A             N/A             N/A
                                                                                    ---------------   -------------   -------------
INVESTMENTS AT COST (NOTE 10)                                                        $1,945,089,784    $ 12,685,888   $ 504,467,039
                                                                                    ===============   =============   =============
SEURITIES ON LOAN, AT MARKET VALUE (NOTE 2)                                          $            0    $  2,774,024   $           0

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2)  THIS FUND WAS ACQUIRED ON FEBRUARY 22, 2002.
(3)  THIS FUND COMMENCED OPERATIONS ON JANUARY 31, 2002.


                                                                                        SMALL CAP        SMALL CAP        SMALL CAP
                                                                                           GROWTH    OPPORTUNITIES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                                  $ 322,073,574    $ 392,973,823     $ 18,658,627
   CASH                                                                                    51,338           50,059                0
   COLLATERAL FOR SECURITIES LOANED                                                    76,101,293       68,579,967                0
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES                             31,245           77,845                0
   RECEIVABLE FOR INVESTMENTS SOLD                                                        477,739        2,264,644                0
   RECEIVABLE FOR FUND SHARES ISSUED                                                      376,660          303,750            2,369
   PREPAID EXPENSES AND OTHER ASSETS                                                            0                0              310
   VARIATION MARGIN ON FUTURES CONTRACTS                                                        0                0                0
                                                                                    -------------    -------------     ------------
TOTAL ASSETS                                                                          399,111,849      464,250,088       18,661,306
                                                                                    -------------    -------------     ------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                                    1,475,858        8,768,514                0
   PAYABLE FOR SECURITIES LOANED                                                       76,101,293       68,579,967                0
   DIVIDENDS PAYABLE                                                                            0                0                0
   PAYABLE FOR FUND SHARES REDEEMED                                                       134,622              850                0
   PAYABLE TO CUSTODIAN                                                                     5,203            6,225                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                           208,336          336,813                0
   PAYABLE TO OTHER RELATED PARTIES                                                       309,675           63,928           24,951
   ACCRUED EXPENSES AND OTHER LIABILITIES                                                  20,440           17,162                0
                                                                                    -------------    -------------     ------------
TOTAL LIABILITIES                                                                      78,255,427       77,773,459           24,951
                                                                                    -------------    -------------     ------------
TOTAL NET ASSETS                                                                    $ 320,856,422    $ 386,476,629     $ 18,636,355
                                                                                    =============    =============     ============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                                                  $ 565,500,987     $299,473,068     $ 19,563,657
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                          (1,843,775)      (1,359,410)         (14,036)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                                                            (248,052,748)      16,733,180       (1,587,475)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION OF
    ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                        5,251,958       71,629,791          674,209
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                                        0                0                0
                                                                                    -------------    -------------     ------------
TOTAL NET ASSETS                                                                    $ 320,856,422    $ 386,476,629     $ 18,636,355
                                                                                    =============    =============     ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A                                                                $ 131,534,330    $   6,088,711              N/A
SHARES OUTSTANDING - CLASS A                                                            8,139,074          201,028              N/A
NET ASSET VALUE PER SHARE - CLASS A                                                 $       16.16    $       30.29              N/A
MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                                      $       17.15    $       32.14              N/A
NET ASSETS - CLASS B                                                                $  54,125,444    $   6,375,370              N/A
SHARES OUTSTANDING - CLASS B                                                            3,479,299          220,556              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                              $       15.56    $       28.91              N/A
NET ASSETS - CLASS C                                                                $  13,712,698              N/A              N/A
SHARES OUTSTANDING - CLASS C                                                              882,114              N/A              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                              $       15.55              N/A              N/A
NET ASSETS - INSTITUTIONAL CLASS                                                    $ 121,483,950    $ 374,012,548     $ 18,636,355
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                                7,364,234       12,299,135        1,767,842
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS                  $       16.50    $       30.41     $      10.54
NET ASSETS - CLASS O                                                                          N/A              N/A              N/A
SHARES OUTSTANDING - CLASS O                                                                  N/A              N/A              N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O                                        N/A              N/A              N/A
                                                                                    -------------    -------------     ------------
INVESTMENTS AT COST (NOTE 10)                                                       $ 316,821,616    $ 321,344,032     $ 17,984,418
                                                                                    =============    =============     ============
SEURITIES ON LOAN, AT MARKET VALUE (NOTE 2)                                         $  72,860,704    $  66,745,600     $          0

                                                                                       SMALL       SMALL  SPECIALIZED
                                                                                     COMPANY     COMPANY       HEALTH   SPECIALIZED
                                                                                      GROWTH    VALUE(3)     SCIENCES    TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE (SEE COST BELOW)                              $495,831,835  $2,734,553  $41,171,035  $ 75,732,520
   CASH                                                                                    0           0      150,075       151,638
   COLLATERAL FOR SECURITIES LOANED                                                        0           0            0    25,024,643
   RECEIVABLE FOR DIVIDENDS AND INTEREST AND OTHER RECEIVABLES                             0           0        4,298        14,065
   RECEIVABLE FOR INVESTMENTS SOLD                                                         0           0      236,298     2,602,856
   RECEIVABLE FOR FUND SHARES ISSUED                                                  93,563     284,202      135,980       101,944
   PREPAID EXPENSES AND OTHER ASSETS                                                       0       9,449            0             0
   VARIATION MARGIN ON FUTURES CONTRACTS                                                   0           0            0             0
                                                                                ------------ -----------  -----------  ------------
TOTAL ASSETS                                                                     495,925,398   3,028,204   41,697,686   103,627,666
                                                                                ------------ -----------  -----------  ------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED                                                       0           0      691,423       400,973
   PAYABLE FOR SECURITIES LOANED                                                           0           0            0    25,024,643
   DIVIDENDS PAYABLE                                                                       0           0            0             0
   PAYABLE FOR FUND SHARES REDEEMED                                                      314           0       32,724       179,367
   PAYABLE TO CUSTODIAN                                                                    0           0          668         4,457
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                       72,677           0       33,859        55,591
   PAYABLE TO OTHER RELATED PARTIES                                                   79,656           0       52,893       131,712
   ACCRUED EXPENSES AND OTHER LIABILITIES                                            105,224           0        1,291        81,791
                                                                                ------------ -----------  -----------  ------------
TOTAL LIABILITIES                                                                    257,871           0      812,858    25,878,534
                                                                                ------------ -----------  -----------  ------------
TOTAL NET ASSETS                                                                $495,667,527  $3,028,204  $40,884,828  $ 77,749,132
                                                                                ============ ===========  ===========  ============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL                                                              $525,547,303  $2,818,286  $41,911,261  $187,211,922
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                     (2,624,158)        385     (293,440)     (788,757)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
    CURRENCY TRANSACTIONS                                                        (62,254,068)     16,336   (1,074,737) (112,370,501)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND TRANSLATION OF
    ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                                  34,998,450     193,197      341,744     3,696,468
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES                                   0           0            0             0
                                                                                ------------ -----------  -----------  ------------
TOTAL NET ASSETS                                                                $495,667,527  $3,028,204  $40,884,828  $ 77,749,132
                                                                                ============ ===========  ===========  ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A                                                                     N/A  $1,404,196  $16,733,429  $ 27,361,708
SHARES OUTSTANDING - CLASS A                                                             N/A     121,674    1,640,602     7,202,154
NET ASSET VALUE PER SHARE - CLASS A                                                      N/A  $    11.54  $     10.20  $       3.80
MAXIMUM OFFERING PRICE PER SHARE - CLASS A (1)                                           N/A  $    12.24  $     10.82  $       4.03
NET ASSETS - CLASS B                                                                     N/A  $1,189,077  $21,187,637  $ 41,519,388
SHARES OUTSTANDING - CLASS B                                                             N/A     103,156    2,092,952    11,058,737
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B                                   N/A  $    11.53  $     10.12  $       3.75
NET ASSETS - CLASS C                                                                     N/A         N/A  $ 2,963,762  $  8,868,036
SHARES OUTSTANDING - CLASS C                                                             N/A         N/A      292,787     2,361,777
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C                                   N/A         N/A  $     10.12  $       3.75
NET ASSETS - INSTITUTIONAL CLASS                                                $495,667,527  $  434,931          N/A           N/A
SHARES OUTSTANDING - INSTITUTIONAL CLASS                                          19,440,665      37,672          N/A           N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS              $      25.50  $    11.55          N/A           N/A
NET ASSETS - CLASS O                                                                     N/A         N/A          N/A           N/A
SHARES OUTSTANDING - CLASS O                                                             N/A         N/A          N/A           N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS O                                   N/A         N/A          N/A           N/A
                                                                                ------------ -----------  -----------  ------------
INVESTMENTS AT COST (NOTE 10)                                                   $460,833,385  $2,541,356  $40,829,291  $ 72,036,052
                                                                                ============ ===========  ===========  ============
SEURITIES ON LOAN, AT MARKET VALUE (NOTE 2)                                     $          0  $        0  $         0  $ 24,419,732

STOCK FUNDS                                          STATEMENTS OF OPERATIONS --
                             FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

                                                                                             DIVERSIFIED             DIVERSIFIED
                                                                                                  EQUITY               SMALL CAP
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                                                $ 10,082,740(1)           $  705,165
   INTEREST                                                                                      860,027                 106,210
   SECURITIES LENDING INCOME                                                                     189,362                  35,632
   NET EXPENSES ALLOCATED FROM PORTFOLIOS                                                     (5,556,974)               (648,019)
                                                                                            ------------             -----------
TOTAL INVESTMENT INCOME (LOSS)                                                                 5,575,155                 198,988
                                                                                            ------------             -----------
EXPENSES
   ADVISORY FEES                                                                               2,115,737                 216,458
   ADMINISTRATION FEES                                                                         1,269,442                 129,875
   CUSTODY FEES                                                                                        0                       0
   SHAREHOLDER SERVICING FEES                                                                    264,701                  86,969
   PORTFOLIO ACCOUNTING FEES                                                                         461                  34,359
   TRANSFER AGENT
    CLASS A                                                                                      106,216                     N/A
    CLASS B                                                                                      186,489                     N/A
    CLASS C                                                                                       17,109                     N/A
    INSTITUTIONAL CLASS                                                                          351,269                  26,591
    CLASS O                                                                                          N/A                     N/A
   DISTRIBUTION FEES
    CLASS B                                                                                       33,126                       0
    CLASS C                                                                                      456,328                     868
   LEGAL AND AUDIT FEES                                                                           53,007                  17,133
   REGISTRATION FEES                                                                             104,578                  28,802
   DIRECTORS' FEES                                                                                 2,570                   2,570
   SHAREHOLDER REPORTS                                                                           190,406                   2,013
   OTHER                                                                                          39,071                  19,269
                                                                                            ------------             -----------
TOTAL EXPENSES                                                                                 5,190,510                 564,907
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                                        (1,550,069)               (175,712)
   NET EXPENSES                                                                                3,640,441                 389,195
                                                                                            ------------             -----------
NET INVESTMENT INCOME (LOSS)                                                                   1,934,714                (190,207)
                                                                                            ------------             -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
    SECURITIES                                                                                         0                       0
    FINANCIAL FUTURES TRANSACTIONS                                                                     0                       0
    FOREIGN CURRENCY TRANSACTIONS                                                                      0                       0
    OPTIONS                                                                                            0                       0
    SHORT SALES                                                                                        0                       0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                        (18,531,873)              1,196,085
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                   3,871,559                 612,862
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                    1,681,063                       0
                                                                                            ------------             -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                                    (12,979,251)              1,808,947
                                                                                            ------------             -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                                                          0                       0
   FINANCIAL FUTURES TRANSACTIONS                                                                      0                       0
   FOREIGN CURRENCY CONTRACTS                                                                          0                       0
   FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                     (521,458)                (30,504)
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM PORTFOLIOS                                   25,456                       0
   SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                         207,523,261              38,952,569
                                                                                            ------------             -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                          207,027,259              38,922,065
                                                                                            ------------             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                       194,048,008              40,731,012
                                                                                            ------------             -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $195,982,722             $40,540,805
                                                                                            ============             ===========

(1)  NET OF FOREIGN WITHHOLDING TAXES OF $132,424
(2)  NET OF FOREIGN WITHHOLDING TAXES OF $87,236
(3)  NET OF FOREIGN WITHHOLDING TAXES OF $102,661
(4)  NET OF FOREIGN WITHHOLDING TAXES OF $104,138
(5)  THIS FUND WAS ACQUIRED ON FEBRUARY 22, 2002.
(6)  THIS FUND COMMENCED OPERATIONS ON JANUARY 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                  EQUITY                EQUITY              EQUITY
                                                                                  INCOME                 INDEX               VALUE
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                                $ 15,485,717           $ 3,184,202          $  624,347
   INTEREST                                                                      504,306               214,978             122,170
   SECURITIES LENDING INCOME                                                     152,052                53,035              21,414
   NET EXPENSES ALLOCATED FROM PORTFOLIOS                                     (5,261,036)                    0                   0
                                                                           -------------          ------------         -----------
TOTAL INVESTMENT INCOME (LOSS)                                                10,881,039             3,452,215             767,931
                                                                           -------------          ------------         -----------
EXPENSES
   ADVISORY FEES                                                                       0               600,211             388,023
   ADMINISTRATION FEES                                                         1,164,868               360,127              77,605
   CUSTODY FEES                                                                        0                48,017              10,347
   SHAREHOLDER SERVICING FEES                                                    404,425               600,131              72,378
   PORTFOLIO ACCOUNTING FEES                                                      33,485                53,633              63,349
   TRANSFER AGENT
    CLASS A                                                                      240,685               618,295              67,376
    CLASS B                                                                      214,405               183,586             138,162
    CLASS C                                                                       10,360                   N/A               3,810
    INSTITUTIONAL CLASS                                                          268,739                   N/A              29,535
    CLASS O                                                                          N/A                 9,693                 N/A
   DISTRIBUTION FEES
    CLASS B                                                                       33,558               287,965             137,459
    CLASS C                                                                      527,659                   N/A               3,173
   LEGAL AND AUDIT FEES                                                           26,627                30,231              20,272
   REGISTRATION FEES                                                              76,364                 8,417               6,958
   DIRECTORS' FEES                                                                 2,570                 2,570               2,570
   SHAREHOLDER REPORTS                                                            67,753                27,139              10,563
   OTHER                                                                          27,416                13,461               4,490
                                                                           -------------          ------------         -----------
TOTAL EXPENSES                                                                 3,098,914             2,843,476           1,036,070
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                          (799,378)             (945,496)           (325,308)
   NET EXPENSES                                                                2,299,536             1,897,980             710,762
                                                                           -------------          ------------         -----------
NET INVESTMENT INCOME (LOSS)                                                   8,581,503             1,554,235              57,169
                                                                           -------------          ------------         -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
    SECURITIES                                                                         0             4,216,639           4,634,659
    FINANCIAL FUTURES TRANSACTIONS                                                     0             4,141,248                   0
    FOREIGN CURRENCY TRANSACTIONS                                                      0                     0                   0
    OPTIONS                                                                            0                     0                   0
    SHORT SALES                                                                        0                     0                   0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                         41,321,207                     0                   0
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                           0                     0                   0
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                            0                     0                   0
                                                                           -------------          ------------         -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                     41,321,207             8,357,887           4,634,659
                                                                           -------------          ------------         -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                                          0            39,778,863           6,024,462
   FINANCIAL FUTURES TRANSACTIONS                                                      0            (2,032,350)                  0
   FOREIGN CURRENCY CONTRACTS                                                          0                     0                   0
   FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                            0                     0                   0
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM PORTFOLIOS                        0                     0                   0
   SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                         105,092,119                     0                   0
                                                                           -------------          ------------         -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS          105,092,119            37,746,513           6,024,462
                                                                           -------------          ------------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       146,413,326            46,104,400          10,659,121
                                                                           -------------          ------------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $154,994,829           $47,658,635         $10,716,290
                                                                           =============          ============         ===========


                                                                                                    GROWTH
                                                                             GROWTH                 EQUITY                  INDEX
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                            $ 1,842,727            $ 1,921,273(2)         $ 5,286,589
   INTEREST                                                                 123,565                431,956                217,298
   SECURITIES LENDING INCOME                                                 37,075                 72,294                 90,669
   NET EXPENSES ALLOCATED FROM PORTFOLIOS                                         0             (2,442,164)              (509,272)
                                                                       ------------           ------------            -----------
TOTAL INVESTMENT INCOME (LOSS)                                            2,003,367                (16,641)             5,085,284
                                                                       ------------           ------------            -----------
EXPENSES
   ADVISORY FEES                                                          1,356,271                684,080                      0
   ADMINISTRATION FEES                                                      271,254                414,261                588,504
   CUSTODY FEES                                                              36,167                      0                      0
   SHAREHOLDER SERVICING FEES                                               271,733                 40,688                      0
   PORTFOLIO ACCOUNTING FEES                                                 45,160                 62,166                  6,869
   TRANSFER AGENT
    CLASS A                                                                 485,552                 27,340                    N/A
    CLASS B                                                                 130,950                 32,721                    N/A
    CLASS C                                                                     N/A                  3,974                    N/A
    INSTITUTIONAL CLASS                                                      28,402                258,284                291,454
    CLASS O                                                                     N/A                    N/A                    N/A
   DISTRIBUTION FEES
    CLASS B                                                                 135,613                  8,934                    N/A
    CLASS C                                                                     N/A                 71,492                    N/A
   LEGAL AND AUDIT FEES                                                      23,361                 29,498                 25,789
   REGISTRATION FEES                                                          8,021                 29,978                 49,096
   DIRECTORS' FEES                                                            2,570                  2,570                  2,570
   SHAREHOLDER REPORTS                                                       12,975                 61,073                 32,215
   OTHER                                                                      6,341                 36,740                  7,262
                                                                       ------------           ------------            -----------
TOTAL EXPENSES                                                            2,814,370              1,763,799              1,003,759
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                     (741,055)              (707,204)              (533,327)
   NET EXPENSES                                                           2,073,315              1,056,595                470,432
                                                                       ------------           ------------            -----------
NET INVESTMENT INCOME (LOSS)                                                (69,948)            (1,073,236)             4,614,852
                                                                       ------------           ------------            -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
    SECURITIES                                                           (7,277,422)                     0                      0
    FINANCIAL FUTURES TRANSACTIONS                                                0                      0                      0
    FOREIGN CURRENCY TRANSACTIONS                                                 0                      0                      0
    OPTIONS                                                                       0                      0                      0
    SHORT SALES                                                                   0                      0                      0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                             0            (16,614,850)              (583,407)
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                      0                704,842                843,475
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                       0              1,134,859                      0
                                                                       ------------           ------------            -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                (7,277,422)           (14,775,149)               260,068
                                                                       ------------           ------------            -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                            34,035,903                      0                      0
   FINANCIAL FUTURES TRANSACTIONS                                                 0                      0                      0
   FOREIGN CURRENCY CONTRACTS                                                     0                      0                      0
   FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                       0                (56,929)              (865,643)
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM PORTFOLIOS                   0                 16,854                      0
   SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                              0            101,543,305             75,615,341
                                                                       ------------           ------------            -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS      34,035,903            101,503,230             74,749,698
                                                                       ------------           ------------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   26,758,481             86,728,081             75,009,766
                                                                       ------------           ------------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $26,688,533           $ 85,654,845            $79,624,618
                                                                       ============           ============            ===========

STOCK FUNDS                                          STATEMENTS OF OPERATIONS --
                             FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

                                                                                               INTERNATIONAL
                                                                       INTERNATIONAL                  EQUITY
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                               $ 851,255(3)            $ 947,661(4)
   INTEREST                                                                  475,757                 103,371
   SECURITIES LENDING INCOME                                                  25,210                   4,904
   NET EXPENSES ALLOCATED FROM PORTFOLIOS                                 (1,275,894)                      0
                                                                        ------------             -----------
TOTAL INVESTMENT INCOME (LOSS)                                                76,328               1,055,936
                                                                        ------------             -----------
EXPENSES
   ADVISORY FEES                                                                   0                 973,925
   ADMINISTRATION FEES                                                       151,252                 146,089
   CUSTODY FEES                                                                    0                 243,481
   SHAREHOLDER SERVICING FEES                                                  5,849                  95,885
   PORTFOLIO ACCOUNTING FEES                                                  23,631                  21,312
   TRANSFER AGENT
    CLASS A                                                                   10,049                  59,057
    CLASS B                                                                    6,735                 149,632
    CLASS C                                                                      N/A                   8,855
    INSTITUTIONAL CLASS                                                       59,960                       0
    CLASS O                                                                      N/A                     N/A
   DISTRIBUTION FEES
    CLASS B                                                                    8,623                 159,016
    CLASS C                                                                      N/A                  11,343
   LEGAL AND AUDIT FEES                                                       14,870                  23,266
   REGISTRATION FEES                                                          10,749                   9,634
   DIRECTORS' FEES                                                             2,570                   2,570
   SHAREHOLDER REPORTS                                                         6,607                   7,225
   OTHER                                                                         682                   1,995
                                                                        ------------             -----------
TOTAL EXPENSES                                                               301,577               1,913,285
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                       (52,271)               (187,537)
   NET EXPENSES                                                              249,306               1,725,748
                                                                        ------------             -----------
NET INVESTMENT INCOME (LOSS)                                                (172,978)               (669,812)
                                                                        ------------             -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
    SECURITIES                                                                     0              (4,340,587)
    FINANCIAL FUTURES TRANSACTIONS                                                 0                       0
    FOREIGN CURRENCY TRANSACTIONS                                                  0                 (12,095)
    OPTIONS                                                                        0                       0
    SHORT SALES                                                                    0                       0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                    (33,677,765)                      0
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                       0                       0
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                2,471,298                       0
                                                                        ------------             -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                (31,206,467)             (4,352,682)
                                                                        ------------             -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                                      0              22,124,504
   FINANCIAL FUTURES TRANSACTIONS                                                  0                       0
   FOREIGN CURRENCY CONTRACTS                                                      0                  (6,279)
   FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                        0                       0
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM PORTFOLIOS               37,629                       0
   SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                      45,939,239                       0
                                                                        ------------             -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS       45,976,868              22,118,225
                                                                        ------------             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    14,770,401              17,765,543
                                                                        ------------             -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ 14,597,423             $17,095,731
                                                                        ============             ===========

(1)  NET OF FOREIGN WITHHOLDING TAXES OF $450,675
(2)  NET OF FOREIGN WITHHOLDING TAXES OF $294,909
(3)  NET OF FOREIGN WITHHOLDING TAXES OF $423,248
(4)  NET OF FOREIGN WITHHOLDING TAXES OF $278,475
(5)  THIS FUND WAS ACQUIRED ON FEBRUARY 22, 2002.
(6)  THIS FUND COMMENCED OPERATIONS ON JANUARY 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                      LARGE               LARGE               MID
                                                                                        CAP             COMPANY               CAP
                                                                               APPRECIATION              GROWTH            GROWTH
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                                        $ 9,871        $  4,195,722         $  11,388
   INTEREST                                                                           1,126             367,580             2,632
   SECURITIES LENDING INCOME                                                              0             159,227             4,669
   NET EXPENSES ALLOCATED FROM PORTFOLIOS                                            (7,306)         (7,401,570)                0
                                                                                  ---------       -------------        ----------
TOTAL INVESTMENT INCOME (LOSS)                                                        3,691          (2,679,041)           18,689
                                                                                  ---------       -------------        ----------
EXPENSES
   ADVISORY FEES                                                                          0                   0            43,700
   ADMINISTRATION FEES                                                                1,572           1,426,632             8,740
   CUSTODY FEES                                                                           0                   0             1,165
   SHAREHOLDER SERVICING FEES                                                         1,899             779,501            14,567
   PORTFOLIO ACCOUNTING FEES                                                         57,881              40,722            62,093
   TRANSFER AGENT
    CLASS A                                                                           4,697             299,169            16,389
    CLASS B                                                                           4,377             869,201            25,669
    CLASS C                                                                           2,735              54,153             7,980
    INSTITUTIONAL CLASS                                                              51,812             485,375               N/A
    CLASS O                                                                             N/A                 N/A               N/A
   DISTRIBUTION FEES
    CLASS B                                                                             328             127,172            21,679
    CLASS C                                                                           3,170           1,319,803             2,810
   LEGAL AND AUDIT FEES                                                              19,414              79,615            21,125
   REGISTRATION FEES                                                                 10,256             165,866             8,029
   DIRECTORS' FEES                                                                    2,570               2,570             2,570
   SHAREHOLDER REPORTS                                                                6,410               8,632             5,018
   OTHER                                                                              3,846             222,378             3,202
                                                                                  ---------       -------------        ----------
TOTAL EXPENSES                                                                      170,967           5,880,789           244,736
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                             (163,129)         (2,155,745)         (138,871)
   NET EXPENSES                                                                       7,838           3,725,044           105,865
                                                                                  ---------       -------------        ----------
NET INVESTMENT INCOME (LOSS)                                                         (4,147)         (6,404,085)          (87,176)
                                                                                  ---------       -------------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
    SECURITIES                                                                            0                   0          (215,338)
    FINANCIAL FUTURES TRANSACTIONS                                                        0                   0                 0
    FOREIGN CURRENCY TRANSACTIONS                                                         0                   0                 0
    OPTIONS                                                                               0                   0                 0
    SHORT SALES                                                                           0                   0                 0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                               (86,948)       (178,672,335)                0
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                              0                   0                 0
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                               0                   0                 0
                                                                                  ---------       -------------        ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                           (86,948)       (178,672,335)         (215,338)
                                                                                  ---------       -------------        ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                                             0                   0         2,664,534
   FINANCIAL FUTURES TRANSACTIONS                                                         0                   0                 0
   FOREIGN CURRENCY CONTRACTS                                                             0                   0                 0
   FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                               0                   0                 0
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM PORTFOLIOS                           0                   0                 0
   SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                132,157         414,288,770                 0
                                                                                  ---------       -------------        ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                 132,157         414,288,770         2,664,534
                                                                                  ---------       -------------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                               45,209         235,616,435         2,449,196
                                                                                  ---------       -------------        ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $ 41,062       $ 229,212,350        $2,362,020
                                                                                  =========       =============        ==========

                                                                                         SIFE
                                                                                  SPECIALIZED              SMALL
                                                                                    FINANCIAL                CAP          SMALL CAP
                                                                                     SERVICES(5)          GROWTH      OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                                      $ 3,700,752          $ 230,598         $  441,273
   INTEREST                                                                            67,598            102,984            307,848
   SECURITIES LENDING INCOME                                                                0            103,031             59,147
   NET EXPENSES ALLOCATED FROM PORTFOLIOS                                                   0                  0                  0
                                                                                -------------       ------------       ------------
TOTAL INVESTMENT INCOME (LOSS)                                                      3,768,350            436,613            808,268
                                                                                -------------       ------------       ------------
EXPENSES
   ADVISORY FEES                                                                    1,495,774          1,383,764          1,539,700
   ADMINISTRATION FEES                                                                236,175            230,627            256,617
   CUSTODY FEES                                                                        17,275             30,750             34,216
   SHAREHOLDER SERVICING FEES                                                         192,222            295,733            179,635
   PORTFOLIO ACCOUNTING FEES                                                            8,386             26,341             48,974
   TRANSFER AGENT
    CLASS A                                                                           217,088            235,721             21,913
    CLASS B                                                                             8,607            233,522             32,906
    CLASS C                                                                               727             33,316                N/A
    INSTITUTIONAL CLASS                                                                   N/A             79,713            118,474
    CLASS O                                                                               N/A                N/A                N/A
   DISTRIBUTION FEES
    CLASS B                                                                            46,017            199,838             22,124
    CLASS C                                                                             3,874             49,751                N/A
   LEGAL AND AUDIT FEES                                                                13,417             17,654             28,797
   REGISTRATION FEES                                                                   12,579             24,750             30,316
   DIRECTORS' FEES                                                                      3,522              2,570              2,570
   SHAREHOLDER REPORTS                                                                 25,158             16,443             12,670
   OTHER                                                                               15,937              5,380              6,819
                                                                                -------------       ------------       ------------
TOTAL EXPENSES                                                                      2,296,758          2,865,873          2,335,731
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                               (195,035)          (585,485)          (168,053)
   NET EXPENSES                                                                     2,101,723          2,280,388          2,167,678
                                                                                -------------       ------------       ------------
NET INVESTMENT INCOME (LOSS)                                                        1,666,627         (1,843,775)        (1,359,410)
                                                                                -------------       ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
    SECURITIES                                                                    118,081,763        (16,750,977)        16,476,195
    FINANCIAL FUTURES TRANSACTIONS                                                          0                  0                  0
    FOREIGN CURRENCY TRANSACTIONS                                                           0                  0                  0
    OPTIONS                                                                            99,479                  0                  0
    SHORT SALES                                                                             0                  0                  0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                       0                  0                  0
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                0                  0                  0
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                 0                  0                  0
                                                                                -------------       ------------       ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                         118,181,242        (16,750,977)        16,476,195
                                                                                -------------       ------------       ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                                     (73,653,636)        74,807,388         48,179,823
   FINANCIAL FUTURES TRANSACTIONS                                                           0                  0                  0
   FOREIGN CURRENCY CONTRACTS                                                               0                  0                  0
   FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                 0                  0                  0
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM PORTFOLIOS                             0                  0                  0
   SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                        0                  0                  0
                                                                                -------------       ------------       ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS               (73,653,636)        74,807,388         48,179,823
                                                                                -------------       ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                             44,527,606         58,056,411         64,656,018
                                                                                -------------       ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  $ 46,194,233       $ 56,212,636        $63,296,608
                                                                                =============       ============       ============

STOCK FUNDS                                          STATEMENTS OF OPERATIONS --
                             FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)

                                                                                                                        SMALL
                                                                                            SMALL CAP                 COMPANY
                                                                                                VALUE                  GROWTH
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                                                $  66,329               $ 817,333
   INTEREST                                                                                    19,863                 167,750
   SECURITIES LENDING INCOME                                                                    4,132                  92,949
   NET EXPENSES ALLOCATED FROM PORTFOLIOS                                                     (86,777)             (2,260,159)
                                                                                           ----------            ------------
TOTAL INVESTMENT INCOME (LOSS)                                                                  3,547              (1,182,127)
                                                                                           ----------            ------------
EXPENSES
   ADVISORY FEES                                                                                    0                       0
   ADMINISTRATION FEES                                                                         13,788                 359,609
   CUSTODY FEES                                                                                     0                       0
   SHAREHOLDER SERVICING FEES                                                                   9,192                 239,739
   PORTFOLIO ACCOUNTING FEES                                                                   12,578                   3,251
   TRANSFER AGENT
    CLASS A                                                                                       N/A                     N/A
    CLASS B                                                                                       N/A                     N/A
    CLASS C                                                                                       N/A                     N/A
    INSTITUTIONAL CLASS                                                                         5,601                  52,862
    CLASS O                                                                                       N/A                     N/A
   DISTRIBUTION FEES
    CLASS B                                                                                       N/A                     N/A
    CLASS C                                                                                       N/A                     N/A
   LEGAL AND AUDIT FEES                                                                        21,926                  16,039
   REGISTRATION FEES                                                                           19,327                   8,201
   DIRECTORS' FEES                                                                              2,080                   2,080
   SHAREHOLDER REPORTS                                                                          1,339                   4,293
   OTHER                                                                                          853                   1,426
                                                                                           ----------            ------------
TOTAL EXPENSES                                                                                 86,684                 687,500
                                                                                           ----------            ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                                        (58,699)                (36,473)
   NET EXPENSES                                                                                27,985                 651,027
                                                                                           ----------            ------------
NET INVESTMENT INCOME (LOSS)                                                                  (24,438)             (1,833,154)
                                                                                           ----------            ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
    SECURITIES                                                                                      0                       0
    FINANCIAL FUTURES TRANSACTIONS                                                                  0                       0
    FOREIGN CURRENCY TRANSACTIONS                                                                   0                       0
    OPTIONS                                                                                         0                       0
    SHORT SALES                                                                                     0                       0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                       1,126,984             (13,323,351)
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                        0                       0
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                         0                       0
                                                                                           ----------            ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                                   1,126,984             (13,323,351)
                                                                                           ----------            ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                                                       0                       0
   FINANCIAL FUTURES TRANSACTIONS                                                                   0                       0
   FOREIGN CURRENCY CONTRACTS                                                                       0                       0
   FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                         0                       0
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM PORTFOLIOS                                     0                       0
   SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                                        3,463,042              90,100,679
                                                                                           ----------            ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS                         3,463,042              90,100,679
                                                                                           ----------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                      4,590,026              76,777,328
                                                                                           ----------            ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            $4,565,588            $ 74,944,174
                                                                                           ==========            ============

(1)  NET OF FOREIGN WITHHOLDING TAXES OF $450,675
(2)  NET OF FOREIGN WITHHOLDING TAXES OF $294,909
(3)  NET OF FOREIGN WITHHOLDING TAXES OF $423,248
(4)  NET OF FOREIGN WITHHOLDING TAXES OF $278,475
(5)  THIS FUND WAS ACQUIRED ON FEBRUARY 22, 2002.
(6)  THIS FUND COMMENCED OPERATIONS ON JANUARY 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                             SMALL             SPECIALIZED
                                                                           COMPANY                  HEALTH            SPECIALIZED
                                                                             VALUE(6)             SCIENCES             TECHNOLOGY
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                               $ 3,874               $  86,734              $  29,251
   INTEREST                                                                     70                  13,218                 47,859
   SECURITIES LENDING INCOME                                                    51                       0                 36,858
   NET EXPENSES ALLOCATED FROM PORTFOLIOS                                   (2,146)                      0                      0
                                                                         ---------              ----------            -----------
TOTAL INVESTMENT INCOME (LOSS)                                               1,849                  99,952                113,968
                                                                         ---------              ----------            -----------
EXPENSES
   ADVISORY FEES                                                                 0                 178,092                424,842
   ADMINISTRATION FEES                                                         341                  28,120                 60,692
   CUSTODY FEES                                                                  0                   3,749                 28,323
   SHAREHOLDER SERVICING FEES                                                  477                  46,866                101,153
   PORTFOLIO ACCOUNTING FEES                                                    91                  29,723                 35,399
   TRANSFER AGENT
    CLASS A                                                                     97                  18,161                117,479
    CLASS B                                                                     70                  43,136                231,236
    CLASS C                                                                    N/A                   7,480                 34,104
    INSTITUTIONAL CLASS                                                         30                     N/A                    N/A
    CLASS O                                                                    N/A                     N/A                    N/A
   DISTRIBUTION FEES
    CLASS B                                                                    522                  74,141                161,779
    CLASS C                                                                    N/A                  10,249                 34,411
   LEGAL AND AUDIT FEES                                                          0                  17,772                 31,437
   REGISTRATION FEES                                                             0                   3,618                 16,069
   DIRECTORS' FEES                                                               0                   2,570                  2,570
   SHAREHOLDER REPORTS                                                           0                   2,261                 10,043
   OTHER                                                                        45                   1,207                 13,342
                                                                         ---------              ----------            -----------
TOTAL EXPENSES                                                               1,673                 467,145              1,302,879
                                                                         ---------              ----------            -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                        (209)                (73,753)              (400,154)
   NET EXPENSES                                                              1,464                 393,392                902,725
                                                                         ---------              ----------            -----------
NET INVESTMENT INCOME (LOSS)                                                   385                (293,440)              (788,757)
                                                                         ---------              ----------            -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
    SECURITIES                                                                   0                (710,754)             6,461,554
    FINANCIAL FUTURES TRANSACTIONS                                               0                       0                      0
    FOREIGN CURRENCY TRANSACTIONS                                                0                       0                   (184)
    OPTIONS                                                                      0                 (81,097)               234,548
    SHORT SALES                                                                  0                  30,767                      0
    SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                       16,336                       0                      0
    FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                     0                       0                      0
    FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIOS                      0                       0                      0
                                                                         ---------              ----------            -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                   16,336                (761,084)             6,695,918
                                                                         ---------              ----------            -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                                    0               2,566,307             10,489,497
   FINANCIAL FUTURES TRANSACTIONS                                                0                       0                      0
   FOREIGN CURRENCY CONTRACTS                                                    0                       0                     49
   FINANCIAL FUTURES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                      0                       0                      0
   FORWARD FOREIGN CURRENCY CONTRACTS ALLOCATED FROM PORTFOLIOS                  0                       0                      0
   SECURITIES TRANSACTIONS ALLOCATED FROM PORTFOLIOS                       193,197                       0                      0
                                                                         ---------              ----------            -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS        193,197               2,566,307             10,489,546
                                                                         ---------              ----------            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     209,533               1,805,223             17,185,464
                                                                         ---------              ----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           $209,918              $1,511,783            $16,396,707
                                                                         =========              ==========            ===========

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   DIVERSIFIED EQUITY
                                                                                        -----------------------------------------
                                                                                        (UNAUDITED) FOR THE               FOR THE
                                                                                           SIX MONTHS ENDED            YEAR ENDED
                                                                                             MARCH 31, 2002    SEPTEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                      $1,592,497,168        $2,185,850,565
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                   1,934,714             6,025,300
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS                                                                               (12,979,251)           25,395,899
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                             0                     0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                   207,027,259          (546,721,895)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
     CURRENCY CONTRACTS                                                                                   0                     0
                                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 195,982,722          (515,300,696)
                                                                                             --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                       (302,371)             (332,882)
     CLASS B                                                                                              0                     0
     CLASS C                                                                                              0                     0
     INSTITUTIONAL CLASS                                                                         (8,997,729)           (6,849,504)
     CLASS O                                                                                            N/A                   N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                       (869,384)           (8,404,732)
     CLASS B                                                                                     (1,339,906)          (12,887,964)
     CLASS C                                                                                        (94,277)             (776,465)
     INSTITUTIONAL CLASS                                                                        (16,199,569)         (170,814,801)
     CLASS O                                                                                            N/A                   N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                              0                     0
     CLASS B                                                                                              0                     0
     CLASS C                                                                                              0                     0
     INSTITUTIONAL CLASS                                                                                  0                     0
     CLASS O                                                                                            N/A                   N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                            9,123,778            35,875,380
   REINVESTMENT OF DIVIDENDS - CLASS A                                                            1,149,209             8,464,623
   COST OF SHARES REDEEMED - CLASS A                                                             (7,631,157)          (34,138,674)
                                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                       2,641,830            10,201,329
                                                                                             --------------        --------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                            9,001,522            23,274,683
   REINVESTMENT OF DIVIDENDS - CLASS B                                                            1,307,246            12,542,887
   COST OF SHARES REDEEMED - CLASS B                                                             (7,810,538)          (17,929,339)
                                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                       2,498,230            17,888,231
                                                                                             --------------        --------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                            1,935,656             3,435,651
   REINVESTMENT OF DIVIDENDS - CLASS C                                                               94,013               773,314
   COST OF SHARES REDEEMED - CLASS C                                                             (1,265,471)           (1,925,622)
                                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                         764,198             2,283,343
                                                                                             --------------        --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                               90,325,899           245,278,963
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                               24,212,689           173,474,364
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                               (168,195,695)         (327,112,583)
                                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                          (53,657,107)           91,640,744
                                                                                             --------------        --------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                  N/A                   N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                  N/A                   N/A
   COST OF SHARES REDEEMED - CLASS O                                                                    N/A                   N/A
                                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                             N/A                   N/A
                                                                                             --------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                           120,426,637          (593,353,397)
                                                                                             ==============        ===============

NET ASSETS:

ENDING NET ASSETS                                                                            $1,712,923,805        $1,592,497,168
                                                                                             --------------        --------------
SHARES ISSUED AND REDEEMED:
     SHARES SOLD - CLASS A                                                                          232,393               814,082
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                            28,625               179,857
     SHARES REDEEMED - CLASS A                                                                     (195,740)             (769,777)
                                                                                             --------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                              65,278               224,162
                                                                                             --------------        --------------
     SHARES SOLD - CLASS B                                                                          234,505               537,441
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                            33,263               272,064
     SHARES REDEEMED - CLASS B                                                                     (204,561)             (423,033)
                                                                                             --------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                              63,207               386,472
                                                                                             --------------        --------------
     SHARES SOLD - CLASS C                                                                           49,867                79,950
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                             2,359                16,538
     SHARES REDEEMED - CLASS C                                                                      (32,681)              (45,079)
                                                                                             --------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                              19,545                51,409
                                                                                             --------------        --------------
     SHARES SOLD - INSTITUTIONAL CLASS                                                            2,290,271             5,456,268
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                               603,626             3,686,618
     SHARES REDEEMED - INSTITUTIONAL CLASS                                                       (4,256,292)           (7,453,444)
                                                                                             --------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                              (1,362,395)            1,689,442
                                                                                             --------------        --------------
     SHARES SOLD - CLASS O                                                                              N/A                   N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                               N/A                   N/A
     SHARES REDEEMED - CLASS O                                                                          N/A                   N/A
                                                                                             --------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                 N/A                   N/A
                                                                                             --------------        --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                        $    3,681,674        $   11,047,060
                                                                                             ==============        ==============

                                                                                                   DIVERSIFIED SMALL CAP
                                                                                       ------------------------------------------
                                                                                       (UNAUDITED) FOR THE                FOR THE
                                                                                          SIX MONTHS ENDED             YEAR ENDED
                                                                                            MARCH 31, 2002     SEPTEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                       $141,341,050           $117,201,077
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                   (190,207)               169,236
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS                                                                                1,808,947             (1,084,958)
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                            0                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                   38,922,065            (19,859,985)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
     CURRENCY CONTRACTS                                                                                  0                      0
                                                                                              ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 40,540,805            (20,775,707)
                                                                                              ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                             0                      0
     CLASS B                                                                                             0                      0
     CLASS C                                                                                           N/A                    N/A
     INSTITUTIONAL CLASS                                                                           (26,010)               (98,358)
     CLASS O                                                                                           N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                             0                (39,226)
     CLASS B                                                                                             0                (54,994)
     CLASS C                                                                                           N/A                    N/A
     INSTITUTIONAL CLASS                                                                        (1,796,368)            (7,079,376)
     CLASS O                                                                                           N/A                    N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                             0                      0
     CLASS B                                                                                             0                      0
     CLASS C                                                                                           N/A                    N/A
     INSTITUTIONAL CLASS                                                                                 0                      0
     CLASS O                                                                                           N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                              67,992              2,658,157
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                   0                 39,084
   COST OF SHARES REDEEMED - CLASS A                                                            (1,867,378)            (1,435,632)
                                                                                              ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                     (1,799,386)             1,261,609
                                                                                              ------------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                                 872                461,922
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                   0                 54,971
   COST OF SHARES REDEEMED - CLASS B                                                              (902,028)              (343,040)
                                                                                              ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                       (901,156)               173,853
                                                                                              ------------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                 N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                 N/A                    N/A
   COST OF SHARES REDEEMED - CLASS C                                                                   N/A                    N/A
                                                                                              ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                            N/A                    N/A
                                                                                              ------------           ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                              51,101,980             93,540,590
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                               1,587,478              6,248,303
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                               (12,276,071)           (49,036,721)
                                                                                              ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                          40,413,387             50,752,172
                                                                                              ------------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                 N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                 N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                                   N/A                    N/A
                                                                                              ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                            N/A                    N/A
                                                                                              ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                           76,431,272             24,139,973
                                                                                              ============           ============

NET ASSETS:

ENDING NET ASSETS                                                                             $217,772,322           $141,341,050
                                                                                              ------------           ------------
SHARES ISSUED AND REDEEMED:
     SHARES SOLD - CLASS A                                                                           6,762                242,050
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                0                  3,592
     SHARES REDEEMED - CLASS A                                                                    (183,765)              (125,834)
                                                                                              ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                           (177,003)               119,808
                                                                                              ------------           ------------
     SHARES SOLD - CLASS B                                                                              99                 45,146
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                0                  5,459
     SHARES REDEEMED - CLASS B                                                                     (92,746)               (33,143)
                                                                                              ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                            (92,647)                17,462
                                                                                              ------------           ------------
     SHARES SOLD - CLASS C                                                                             N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                              N/A                    N/A
     SHARES REDEEMED - CLASS C                                                                         N/A                    N/A
                                                                                              ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                N/A                    N/A
                                                                                              ------------           ------------
     SHARES SOLD - INSTITUTIONAL CLASS                                                           4,840,760              8,916,516
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                              151,573                608,290
     SHARES REDEEMED - INSTITUTIONAL CLASS                                                      (1,201,081)            (4,757,041)
                                                                                              ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                              3,791,252              4,767,765
                                                                                              ------------           ------------
     SHARES SOLD - CLASS O                                                                             N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                              N/A                    N/A
     SHARES REDEEMED - CLASS O                                                                         N/A                    N/A
                                                                                              ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                N/A                    N/A
                                                                                              ------------           ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                         $   (150,846)          $     65,371
                                                                                              ============           ============


                                                                                                  EQUITY INCOME
                                                                                   ------------------------------------------
                                                                                   (UNAUDITED) FOR THE                FOR THE
                                                                                      SIX MONTHS ENDED             YEAR ENDED
                                                                                        MARCH 31, 2002     SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                 $1,470,544,561         $1,759,735,501
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                              8,581,503             16,610,301
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS                                                                           41,321,207             67,069,730
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                        0                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES              105,092,119           (228,722,033)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
     CURRENCY CONTRACTS                                                                              0                      0
                                                                                        --------------         --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            154,994,829           (145,042,002)
                                                                                        --------------         --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                  (840,059)            (1,635,601)
     CLASS B                                                                                  (139,757)              (204,715)
     CLASS C                                                                                    (9,742)               (10,444)
     INSTITUTIONAL CLASS                                                                    (7,533,221)           (15,029,656)
     CLASS O                                                                                       N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                (4,370,465)                     0
     CLASS B                                                                                (3,542,880)                     0
     CLASS C                                                                                  (200,501)                     0
     INSTITUTIONAL CLASS                                                                   (31,070,255)                     0
     CLASS O                                                                                       N/A                    N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                         0                      0
     CLASS B                                                                                         0                      0
     CLASS C                                                                                         0                      0
     INSTITUTIONAL CLASS                                                                             0                      0
     CLASS O                                                                                       N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                      18,058,054             30,531,170
   REINVESTMENT OF DIVIDENDS - CLASS A                                                       4,860,657              1,494,823
   COST OF SHARES REDEEMED - CLASS A                                                       (22,779,067)           (44,810,917)
                                                                                        --------------         --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                    139,644            (12,784,924)
                                                                                        --------------         --------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                       8,482,348             23,207,256
   REINVESTMENT OF DIVIDENDS - CLASS B                                                       3,536,774                195,092
   COST OF SHARES REDEEMED - CLASS B                                                       (11,657,498)           (26,857,267)
                                                                                        --------------         --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                    361,624             (3,454,919)
                                                                                        --------------         --------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                       3,026,933              4,695,956
   REINVESTMENT OF DIVIDENDS - CLASS C                                                         199,646                  9,813
   COST OF SHARES REDEEMED - CLASS C                                                          (913,497)            (3,464,782)
                                                                                        --------------         --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                  2,313,082              1,240,987
                                                                                        --------------         --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                         116,296,301            141,822,380
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                          21,993,155              4,687,988
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                          (121,097,116)          (258,780,034)
                                                                                        --------------         --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                      17,192,340           (112,269,666)
                                                                                        --------------         --------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                             N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                             N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                               N/A                    N/A
                                                                                        --------------         --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                        N/A                    N/A
                                                                                        --------------         --------------
NET INCREASE (DECREASE) IN NET ASSETS                                                      127,294,639           (289,190,940)
                                                                                        ==============         ==============

NET ASSETS:

ENDING NET ASSETS                                                                       $1,597,839,200         $1,470,544,561
                                                                                        --------------         --------------
SHARES ISSUED AND REDEEMED:
     SHARES SOLD - CLASS A                                                                     465,898                748,726
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                      125,127                 38,400
     SHARES REDEEMED - CLASS A                                                                (587,665)            (1,102,379)
                                                                                        --------------         --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                          3,360               (315,253)
                                                                                        --------------         --------------
     SHARES SOLD - CLASS B                                                                     218,642                567,608
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                       91,286                  5,149
     SHARES REDEEMED - CLASS B                                                                (301,223)              (662,385)
                                                                                        --------------         --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                          8,705                (89,628)
                                                                                        --------------         --------------
     SHARES SOLD - CLASS C                                                                      75,571                111,710
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                        5,013                    255
     SHARES REDEEMED - CLASS C                                                                 (23,038)               (83,464)
                                                                                        --------------         --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                         57,546                 28,501
                                                                                        --------------         --------------
     SHARES SOLD - INSTITUTIONAL CLASS                                                       2,994,746              3,455,894
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                          566,922                120,325
     SHARES REDEEMED - INSTITUTIONAL CLASS                                                  (3,119,187)            (6,323,575)
                                                                                        --------------         --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                            442,481             (2,747,356)
                                                                                        --------------         --------------
     SHARES SOLD - CLASS O                                                                         N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                          N/A                    N/A
     SHARES REDEEMED - CLASS O                                                                     N/A                    N/A
                                                                                        --------------         --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                            N/A                    N/A
                                                                                        --------------         --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                   $      449,846         $      391,122
                                                                                        ==============         ==============


                                                                                                          EQUITY INDEX
                                                                                        ------------------------------------------
                                                                                        (UNAUDITED) FOR THE                FOR THE
                                                                                           SIX MONTHS ENDED             YEAR ENDED
                                                                                             MARCH 31, 2002     SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                        $454,210,388          $ 702,470,847
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                   1,554,235              3,226,247
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS                                                                                 8,357,887             53,370,706
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                             0                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                    37,746,513           (234,756,822)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
     CURRENCY CONTRACTS                                                                                   0                      0
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  47,658,635           (178,159,869)
                                                                                               ------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                     (3,331,999)            (2,681,679)
     CLASS B                                                                                        (23,316)                     0
     CLASS C                                                                                            N/A                    N/A
     INSTITUTIONAL CLASS                                                                                N/A                    N/A
     CLASS O                                                                                         (3,279)                (6,279)
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                    (43,346,384)           (64,437,359)
     CLASS B                                                                                     (8,209,615)           (10,874,638)
     CLASS C                                                                                            N/A                    N/A
     INSTITUTIONAL CLASS                                                                                N/A                    N/A
     CLASS O                                                                                        (34,229)               (86,933)
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                              0                      0
     CLASS B                                                                                              0                      0
     CLASS C                                                                                            N/A                    N/A
     INSTITUTIONAL CLASS                                                                                N/A                    N/A
     CLASS O                                                                                              0                      0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                           10,814,209             23,640,613
   REINVESTMENT OF DIVIDENDS - CLASS A                                                           46,154,563             66,501,043
   COST OF SHARES REDEEMED - CLASS A                                                            (28,064,884)           (86,362,509)
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                      28,903,888              3,779,147
                                                                                               ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                            7,044,864             18,380,172
   REINVESTMENT OF DIVIDENDS - CLASS B                                                            7,879,399             10,441,896
   COST OF SHARES REDEEMED - CLASS B                                                             (6,395,258)           (15,574,287)
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                       8,529,005             13,247,781
                                                                                               ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS C                                                                    N/A                    N/A
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                             N/A                    N/A
                                                                                               ------------          -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                      N/A                    N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                      N/A                    N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                        N/A                    N/A
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS                                                                                  N/A                    N/A
                                                                                               ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                               45,011                388,255
   REINVESTMENT OF DIVIDENDS - CLASS O                                                               37,368                 92,951
   COST OF SHARES REDEEMED - CLASS O                                                                (35,902)            (9,521,836)
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                          46,477             (9,040,630)
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                            30,189,183           (248,260,459)
                                                                                               ============          =============

NET ASSETS:

ENDING NET ASSETS                                                                              $484,399,571          $ 454,210,388
                                                                                               ------------          -------------
SHARES ISSUED AND REDEEMED:
     SHARES SOLD - CLASS A                                                                          198,001                347,517
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                           198,001                936,512
     SHARES REDEEMED - CLASS A                                                                     (514,514)            (1,278,744)
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                            (118,512)                 5,285
                                                                                               ------------          -------------
     SHARES SOLD - CLASS B                                                                          129,380                275,863
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                           146,819                147,568
     SHARES REDEEMED - CLASS B                                                                     (116,843)              (241,350)
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                             159,356                182,081
                                                                                               ------------          -------------
     SHARES SOLD - CLASS C                                                                              N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                               N/A                    N/A
     SHARES REDEEMED - CLASS C                                                                          N/A                    N/A
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                 N/A                    N/A
                                                                                               ------------          -------------
     SHARES SOLD - INSTITUTIONAL CLASS                                                                  N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                   N/A                    N/A
     SHARES REDEEMED - INSTITUTIONAL CLASS                                                              N/A                    N/A
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                     N/A                    N/A
                                                                                               ------------          -------------
     SHARES SOLD - CLASS O                                                                              827                  5,775
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                               684                  1,278
     SHARES REDEEMED - CLASS O                                                                         (665)              (118,524)
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                 846               (111,471)
                                                                                               ------------          -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                          $  1,197,531          $   3,001,890
                                                                                               ============          =============

                                                                                                       EQUITY VALUE
                                                                                        -----------------------------------------
                                                                                        (UNAUDITED) FOR THE               FOR THE
                                                                                           SIX MONTHS ENDED            YEAR ENDED
                                                                                             MARCH 31, 2002    SEPTEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                        $104,836,530          $140,681,392
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                      57,169                65,328
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS              4,634,659            12,826,484
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                             0                     0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                     6,024,462           (33,344,851)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
     CURRENCY CONTRACTS                                                                                   0                     0
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  10,716,290           (20,453,039)
                                                                                               ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                              0                     0
     CLASS B                                                                                              0                     0
     CLASS C                                                                                              0                     0
     INSTITUTIONAL CLASS                                                                            (64,768)                    0
     CLASS O                                                                                            N/A                   N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                     (2,134,660)           (3,250,559)
     CLASS B                                                                                     (3,728,665)           (5,990,927)
     CLASS C                                                                                        (80,624)              (82,879)
     INSTITUTIONAL CLASS                                                                         (5,092,315)           (8,994,941)
     CLASS O                                                                                            N/A                   N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                              0                     0
     CLASS B                                                                                              0                     0
     CLASS C                                                                                              0                     0
     INSTITUTIONAL CLASS                                                                                  0                     0
     CLASS O                                                                                            N/A                   N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                            3,608,052             2,187,342
   REINVESTMENT OF DIVIDENDS - CLASS A                                                            2,020,794             3,091,093
   COST OF SHARES REDEEMED - CLASS A                                                             (4,338,019)           (4,574,649)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                       1,290,827               703,786
                                                                                               ------------          ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                            1,589,065             3,470,105
   REINVESTMENT OF DIVIDENDS - CLASS B                                                            3,670,032             5,916,148
   COST OF SHARES REDEEMED - CLASS B                                                             (3,176,811)           (7,186,450)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                       2,082,286             2,199,803
                                                                                               ------------          ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                              250,277               380,623
   REINVESTMENT OF DIVIDENDS - CLASS C                                                               63,412                74,817
   COST OF SHARES REDEEMED - CLASS C                                                                (12,939)             (135,123)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                         300,750               320,317
                                                                                               ------------          ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                4,222,970            17,904,086
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                4,495,521             7,528,780
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                (17,796,030)          (25,729,289)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                            (9,077,539)             (296,423)
                                                                                               ------------          ------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                  N/A                   N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                  N/A                   N/A
   COST OF SHARES REDEEMED - CLASS O                                                                    N/A                   N/A
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                             N/A                   N/A
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                            (5,788,418)          (35,844,862)
                                                                                               ============          ============

NET ASSETS:

ENDING NET ASSETS                                                                              $ 99,048,112          $104,836,530
                                                                                               ------------          ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                            350,382               190,085
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                             350,382               268,791
   SHARES REDEEMED - CLASS A                                                                       (424,279)             (396,345)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                             276,485                62,531
                                                                                               ------------          ------------
   SHARES SOLD - CLASS B                                                                            197,560               382,749
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                             453,090               632,067
   SHARES REDEEMED - CLASS B                                                                       (389,606)             (774,375)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                             261,044               240,441
                                                                                               ------------          ------------
   SHARES SOLD - CLASS C                                                                             31,219                41,415
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                               7,829                 7,993
   SHARES REDEEMED - CLASS C                                                                         (1,580)              (14,490)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                              37,468                34,918
                                                                                               ------------          ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                420,099             1,626,933
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                 447,405               654,676
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                         (1,792,220)           (2,247,734)
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                (924,716)               33,875
                                                                                               ------------          ------------
   SHARES SOLD - CLASS O                                                                                N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                 N/A                   N/A
   SHARES REDEEMED - CLASS O                                                                            N/A                   N/A
                                                                                               ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                 N/A                   N/A
                                                                                               ------------          ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                          $     57,152          $     64,751
                                                                                               ============          ============

                                                                                                         GROWTH
                                                                                       -----------------------------------------
                                                                                       (UNAUDITED) FOR THE               FOR THE
                                                                                          SIX MONTHS ENDED            YEAR ENDED
                                                                                            MARCH 31, 2002    SEPTEMBER 30, 2001
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                       $367,922,232         $ 433,032,630
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                    (69,948)             (657,387)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS            (7,277,422)          (39,985,040)
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                            0                     0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                   34,035,903          (141,125,776)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
     CURRENCY CONTRACTS                                                                                  0                     0
                                                                                              ------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 26,688,533          (181,768,203)
                                                                                              ------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                             0                     0
     CLASS B                                                                                             0                     0
     CLASS C                                                                                           N/A                   N/A
     INSTITUTIONAL CLASS                                                                                 0                     0
     CLASS O                                                                                           N/A                   N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                             0           (54,527,708)
     CLASS B                                                                                             0           (11,914,966)
     CLASS C                                                                                           N/A                   N/A
     INSTITUTIONAL CLASS                                                                                 0            (9,369,980)
     CLASS O                                                                                           N/A                   N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                             0                     0
     CLASS B                                                                                             0                     0
     CLASS C                                                                                           N/A                   N/A
     INSTITUTIONAL CLASS                                                                                 0                     0
     CLASS O                                                                                           N/A                   N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                           5,300,961            24,519,439(1)
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                   0            53,620,950
   COST OF SHARES REDEEMED - CLASS A                                                           (15,345,602)          (54,771,487)
                                                                                              ------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                    (10,044,641)           23,368,902
                                                                                              ------------         -------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                             514,151             4,779,391(1)
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                   0            11,754,962
   COST OF SHARES REDEEMED - CLASS B                                                            (5,907,280)          (14,104,018)
                                                                                              ------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                     (5,393,129)            2,430,335
                                                                                              ------------         -------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                 N/A                   N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                 N/A                   N/A
   COST OF SHARES REDEEMED - CLASS C                                                                   N/A                   N/A
                                                                                              ------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                            N/A                   N/A
                                                                                              ------------         -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                               2,228,005           243,545,443(1)
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                       0             5,473,304
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                               (46,937,634)          (82,347,525)
                                                                                              ------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                          (44,709,629)          166,671,222
                                                                                              ------------         -------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                 N/A                   N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                 N/A                   N/A
   COST OF SHARES REDEEMED - CLASS O                                                                   N/A                   N/A
                                                                                              ------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                            N/A                   N/A
                                                                                              ------------         -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                          (33,458,866)          (65,110,398)
                                                                                              ============         =============

NET ASSETS:

ENDING NET ASSETS                                                                             $334,463,366         $ 367,922,232
                                                                                              ------------         -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                           427,666             1,729,110(1)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                            427,666             3,212,754
   SHARES REDEEMED - CLASS A                                                                    (1,231,381)           (3,579,321)
                                                                                              ------------         -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                           (376,049)            1,362,543
                                                                                              ------------         -------------
   SHARES SOLD - CLASS B                                                                            59,481               453,486(1)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                  0             1,008,144
   SHARES REDEEMED - CLASS B                                                                      (684,531)           (1,308,189)
                                                                                              ------------         -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                           (625,050)              153,441
                                                                                              ------------         -------------
   SHARES SOLD - CLASS C                                                                               N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                N/A                   N/A
   SHARES REDEEMED - CLASS C                                                                           N/A                   N/A
                                                                                              ------------         -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                N/A                   N/A
                                                                                              ------------         -------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                               153,012            14,167,113(1)
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                      0               279,108
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                        (3,181,142)           (4,981,401)
                                                                                              ------------         -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                             (3,028,130)            9,464,820
                                                                                              ------------         -------------
   SHARES SOLD - CLASS O                                                                               N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                N/A                   N/A
   SHARES REDEEMED - CLASS O                                                                           N/A                   N/A
                                                                                              ------------         -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                N/A                   N/A
                                                                                              ------------         -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                         $    (69,948)        $           0
                                                                                              ============         =============


                                                                                                      GROWTH EQUITY
                                                                                       ------------------------------------------
                                                                                       (UNAUDITED) FOR THE                FOR THE
                                                                                          SIX MONTHS ENDED             YEAR ENDED
                                                                                            MARCH 31, 2002     SEPTEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                       $507,621,902          $ 796,263,304
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                 (1,073,236)              (696,889)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS           (14,775,149)            19,774,993
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                            0                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                  101,503,230           (234,336,960)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
     CURRENCY CONTRACTS                                                                                  0                      0
                                                                                              ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 85,654,845           (215,258,856)
                                                                                              ------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                        (4,486)                     0
     CLASS B                                                                                             0                      0
     CLASS C                                                                                             0                      0
     INSTITUTIONAL CLASS                                                                        (1,519,769)                     0
     CLASS O                                                                                           N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                      (493,172)            (2,707,644)
     CLASS B                                                                                      (694,251)            (3,977,419)
     CLASS C                                                                                       (82,233)              (355,351)
     INSTITUTIONAL CLASS                                                                       (18,166,612)          (111,238,770)
     CLASS O                                                                                           N/A                    N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                             0                      0
     CLASS B                                                                                             0                      0
     CLASS C                                                                                             0                      0
     INSTITUTIONAL CLASS                                                                                 0                      0
     CLASS O                                                                                           N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                           2,596,799              6,713,812
   REINVESTMENT OF DIVIDENDS - CLASS A                                                             491,472              2,684,421
   COST OF SHARES REDEEMED - CLASS A                                                            (1,948,917)            (6,828,216)
                                                                                              ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                      1,139,354              2,570,017
                                                                                              ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                             993,247              2,372,171
   REINVESTMENT OF DIVIDENDS - CLASS B                                                             687,203              3,907,145
   COST OF SHARES REDEEMED - CLASS B                                                            (1,300,877)            (2,715,281)
                                                                                              ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                        379,573              3,564,035
                                                                                              ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                             798,268                726,459
   REINVESTMENT OF DIVIDENDS - CLASS C                                                              82,231                355,299
   COST OF SHARES REDEEMED - CLASS C                                                              (281,615)              (468,852)
                                                                                              ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                        598,884                612,906
                                                                                              ------------          -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                              32,042,464             61,418,329
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                              19,528,196            110,486,227
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                               (57,508,526)          (133,754,876)
                                                                                              ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                           (5,937,866)            38,149,680
                                                                                              ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                 N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                 N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                                   N/A                    N/A
                                                                                              ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                            N/A                    N/A
                                                                                              ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                           60,874,267           (288,641,402)
                                                                                              ============          =============

NET ASSETS:

ENDING NET ASSETS                                                                             $568,496,169          $ 507,621,902
                                                                                              ------------          -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                            98,598                228,434
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                             18,668                 82,699
   SHARES REDEEMED - CLASS A                                                                       (74,332)              (232,962)
                                                                                              ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                             42,934                 78,171
                                                                                              ------------          -------------
   SHARES SOLD - CLASS B                                                                            40,120                 80,361
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                             27,066                125,875
   SHARES REDEEMED - CLASS B                                                                       (52,606)               (95,918)
                                                                                              ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                             14,580                110,318
                                                                                              ------------          -------------
   SHARES SOLD - CLASS C                                                                            31,083                 24,735
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                              3,124                 11,055
   SHARES REDEEMED - CLASS C                                                                       (10,778)               (15,757)
                                                                                              ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                             23,429                 20,033
                                                                                              ------------          -------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                             1,221,072              1,983,244
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                725,929              3,392,270
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                        (2,202,967)            (4,327,920)
                                                                                              ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                               (255,966)             1,047,594
                                                                                              ------------          -------------
   SHARES SOLD - CLASS O                                                                               N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                N/A                    N/A
   SHARES REDEEMED - CLASS O                                                                           N/A                    N/A
                                                                                              ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                N/A                    N/A
                                                                                              ------------          -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                         $ (1,515,997)         $   1,081,494
                                                                                              ============          =============


                                                                                                          INDEX
                                                                                        ------------------------------------------
                                                                                        (UNAUDITED) FOR THE                FOR THE
                                                                                           SIX MONTHS ENDED             YEAR ENDED
                                                                                             MARCH 31, 2002     SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                       $ 733,380,048          $ 982,974,516
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                   4,614,852              9,673,040
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                260,068            (10,597,296)
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                             0                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                    74,749,698           (263,871,358)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
     CURRENCY CONTRACTS                                                                                   0                      0
                                                                                              -------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  79,624,618           (264,795,614)
                                                                                              -------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                            N/A                    N/A
     CLASS B                                                                                            N/A                    N/A
     CLASS C                                                                                            N/A                    N/A
     INSTITUTIONAL CLASS                                                                         (9,607,138)           (10,132,398)
     CLASS O                                                                                            N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                            N/A                    N/A
     CLASS B                                                                                            N/A                    N/A
     CLASS C                                                                                            N/A                    N/A
     INSTITUTIONAL CLASS                                                                                  0            (28,690,172)
     CLASS O                                                                                            N/A                    N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                            N/A                    N/A
     CLASS B                                                                                            N/A                    N/A
     CLASS C                                                                                            N/A                    N/A
     INSTITUTIONAL CLASS                                                                                  0                      0
     CLASS O                                                                                            N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS A                                                                    N/A                    N/A
                                                                                              -------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                             N/A                    N/A
                                                                                              -------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS B                                                                    N/A                    N/A
                                                                                              -------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                             N/A                    N/A
                                                                                              -------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS C                                                                    N/A                    N/A
                                                                                              -------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                             N/A                    N/A
                                                                                              -------------          -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                               95,844,947            226,097,002
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                7,464,422             31,487,531
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                               (132,214,727)          (203,560,817)
                                                                                              -------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                           (28,905,358)            54,023,716
                                                                                              -------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                                    N/A                    N/A
                                                                                              -------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                             N/A                    N/A
                                                                                              -------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                            41,112,122           (249,594,468)
                                                                                              =============          =============

NET ASSETS:

ENDING NET ASSETS                                                                             $ 774,492,170          $ 733,380,048
                                                                                              -------------          -------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                                N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                 N/A                    N/A
   SHARES REDEEMED - CLASS A                                                                            N/A                    N/A
                                                                                              -------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                                 N/A                    N/A
                                                                                              -------------          -------------
   SHARES SOLD - CLASS B                                                                                N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                 N/A                    N/A
   SHARES REDEEMED - CLASS B                                                                            N/A                    N/A
                                                                                              -------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                                 N/A                    N/A
                                                                                              -------------          -------------
   SHARES SOLD - CLASS C                                                                                N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                 N/A                    N/A
   SHARES REDEEMED - CLASS C                                                                            N/A                    N/A
                                                                                              -------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                 N/A                    N/A
                                                                                              -------------          -------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                              2,116,044              4,465,709
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                 163,765                582,531
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                         (2,913,735)            (4,044,103)
                                                                                              -------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                (633,926)             1,004,137
                                                                                              -------------          -------------
   SHARES SOLD - CLASS O                                                                                N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                 N/A                    N/A
   SHARES REDEEMED - CLASS O                                                                            N/A                    N/A
                                                                                              -------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                 N/A                    N/A
                                                                                              -------------          -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                         $   3,233,967          $   8,226,253
                                                                                              =============          =============

                                                                                                       INTERNATIONAL
                                                                                         -----------------------------------------
                                                                                         (UNAUDITED) FOR THE               FOR THE
                                                                                            SIX MONTHS ENDED            YEAR ENDED
                                                                                              MARCH 31, 2002    SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                         $197,591,881          $293,936,335
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                     (172,978)              575,716
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS                                                                                (31,206,467)          (19,017,395)
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                              0                     0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
     AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                 45,976,868           (57,165,232)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
     CURRENCY CONTRACTS                                                                                    0                     0
                                                                                                ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   14,597,423           (75,606,911)
                                                                                                ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                         (62,732)                    0
     CLASS B                                                                                         (51,479)                    0
     CLASS C                                                                                             N/A                   N/A
     INSTITUTIONAL CLASS                                                                          (6,616,713)             (726,655)
     CLASS O                                                                                             N/A                   N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                               0              (549,069)
     CLASS B                                                                                               0              (645,017)
     CLASS C                                                                                             N/A                   N/A
     INSTITUTIONAL CLASS                                                                                   0           (52,250,303)
     CLASS O                                                                                             N/A                   N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                               0                     0
     CLASS B                                                                                               0                     0
     CLASS C                                                                                             N/A                   N/A
     INSTITUTIONAL CLASS                                                                                   0                     0
     CLASS O                                                                                             N/A                   N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                             5,238,771            11,994,727
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                58,989               506,064
   COST OF SHARES REDEEMED - CLASS A                                                              (5,816,968)          (13,868,971)
                                                                                                ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                         (519,208)           (1,368,180)
                                                                                                ------------          ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                                65,534               554,821
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                51,071               638,995
   COST OF SHARES REDEEMED - CLASS B                                                                (284,142)             (523,798)
                                                                                                ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                         (167,537)              670,018
                                                                                                ------------          ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                   N/A                   N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                   N/A                   N/A
   COST OF SHARES REDEEMED - CLASS C                                                                     N/A                   N/A
                                                                                                ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                              N/A                   N/A
                                                                                                ------------          ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                44,811,026            49,295,777
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                 5,443,306            44,229,991
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                 (63,444,189)          (59,394,105)
                                                                                                ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                            (13,189,857)           34,131,663
                                                                                                ------------          ------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                   N/A                   N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                   N/A                   N/A
   COST OF SHARES REDEEMED - CLASS O                                                                     N/A                   N/A
                                                                                                ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                              N/A                   N/A
                                                                                                ------------          ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                             (6,010,103)          (96,344,454)
                                                                                                ============          ============

NET ASSETS:

ENDING NET ASSETS                                                                               $191,581,778          $197,591,881
                                                                                                ------------          ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                             343,636               577,541
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                3,975                24,674
   SHARES REDEEMED - CLASS A                                                                        (377,805)             (634,176)
                                                                                                ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                              (30,194)              (31,961)
                                                                                                ------------          ------------
   SHARES SOLD - CLASS B                                                                               4,481                28,909
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                3,529                31,966
   SHARES REDEEMED - CLASS B                                                                         (19,632)              (27,788)
                                                                                                ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                              (11,622)               33,087
                                                                                                ------------          ------------
   SHARES SOLD - CLASS C                                                                                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                  N/A                   N/A
   SHARES REDEEMED - CLASS C                                                                             N/A                   N/A
                                                                                                ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                  N/A                   N/A
                                                                                                ------------          ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                               3,009,149             2,759,315
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                  367,543             2,154,882
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                          (4,232,610)           (2,988,968)
                                                                                                ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                 (855,918)            1,925,229
                                                                                                ------------          ------------
   SHARES SOLD - CLASS O                                                                                 N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                  N/A                   N/A
   SHARES REDEEMED - CLASS O                                                                             N/A                   N/A
                                                                                                ------------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                  N/A                   N/A
                                                                                                ------------          ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                           $   (167,303)         $  6,736,599
                                                                                                ============          ============

                                                                                                   INTERNATIONAL EQUITY
                                                                                        ------------------------------------------
                                                                                        (UNAUDITED) FOR THE                FOR THE
                                                                                           SIX MONTHS ENDED             YEAR ENDED
                                                                                             MARCH 31, 2002     SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                        $183,348,891           $231,931,378
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                    (669,812)                  (250)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS                                                                                (4,352,682)            (9,981,552)
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                             0                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
     AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                22,118,225            (64,868,722)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
     CURRENCY CONTRACTS                                                                                   0                 18,056
                                                                                               ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  17,095,731            (74,832,468)
                                                                                               ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                              0                      0
     CLASS B                                                                                              0                      0
     CLASS C                                                                                              0                      0
     INSTITUTIONAL CLASS                                                                                  0                      0
     CLASS O                                                                                            N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                              0               (908,958)
     CLASS B                                                                                              0             (1,295,588)
     CLASS C                                                                                              0                (63,696)
     INSTITUTIONAL CLASS                                                                                  0             (2,671,108)
     CLASS O                                                                                            N/A                    N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                              0                      0
     CLASS B                                                                                              0                      0
     CLASS C                                                                                              0                      0
     INSTITUTIONAL CLASS                                                                                  0                      0
     CLASS O                                                                                            N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                           76,482,374             65,605,066
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                    0                700,782
   COST OF SHARES REDEEMED - CLASS A                                                            (78,609,528)           (65,857,050)
                                                                                               ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                      (2,127,154)               448,798
                                                                                               ------------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                              847,697              7,497,351
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                    0              1,248,845
   COST OF SHARES REDEEMED - CLASS B                                                             (3,497,758)           (10,708,144)
                                                                                               ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                      (2,650,061)            (1,961,948)
                                                                                               ------------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                            2,513,807              4,387,745
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                    0                 59,828
   COST OF SHARES REDEEMED - CLASS C                                                             (2,111,442)            (3,469,068)
                                                                                               ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                         402,365                978,505
                                                                                               ------------           ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                               30,585,992             95,923,764
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                        0              1,820,178
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                (24,606,110)           (66,019,966)
                                                                                               ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                             5,979,882             31,723,976
                                                                                               ------------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                                    N/A                    N/A
                                                                                               ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                             N/A                    N/A
                                                                                               ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                            18,700,763            (48,582,487)
                                                                                               ============           ============

NET ASSETS:

ENDING NET ASSETS                                                                              $202,049,654           $183,348,891
                                                                                               ------------           ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                          6,858,013              5,131,843
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                           6,858,013                 49,040
   SHARES REDEEMED - CLASS A                                                                     (7,005,471)            (5,118,597)
                                                                                               ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                           6,710,555                 62,286
                                                                                               ------------           ------------
   SHARES SOLD - CLASS B                                                                             76,930                560,920
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                   0                 88,949
   SHARES REDEEMED - CLASS B                                                                       (319,588)              (840,170)
                                                                                               ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                            (242,658)              (190,301)
                                                                                               ------------           ------------
   SHARES SOLD - CLASS C                                                                            228,195                353,842
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                   0                  4,267
   SHARES REDEEMED - CLASS C                                                                       (192,076)              (284,681)
                                                                                               ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                              36,119                 73,428
                                                                                               ------------           ------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                              2,720,036              7,191,041
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                       0                127,911
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                         (2,181,247)            (4,998,810)
                                                                                               ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                 538,789              2,320,142
                                                                                               ------------           ------------
   SHARES SOLD - CLASS O                                                                                N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                 N/A                    N/A
   SHARES REDEEMED - CLASS O                                                                            N/A                    N/A
                                                                                               ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                 N/A                    N/A
                                                                                               ------------           ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                          $   (669,812)          $          0
                                                                                               ============           ============


                                                                                                  LARGE CAP APPRECIATION
                                                                                        ------------------------------------------
                                                                                        (UNAUDITED) FOR THE            FOR THE ONE
                                                                                           SIX MONTHS ENDED            MONTH ENDED
                                                                                             MARCH 31, 2002     SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                          $  167,518                   $  0
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                      (4,147)                    16
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS                                                                                   (86,948)                  (578)
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                             0                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
     AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                   132,157                    169
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
     CURRENCY CONTRACTS                                                                                   0                      0
                                                                                                 ----------               --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      41,062                   (393)
                                                                                                 ----------               --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                              0                      0
     CLASS B                                                                                              0                      0
     CLASS C                                                                                              0                      0
     INSTITUTIONAL CLASS                                                                                  0                      0
     CLASS O                                                                                            N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                              0                      0
     CLASS B                                                                                              0                      0
     CLASS C                                                                                              0                      0
     INSTITUTIONAL CLASS                                                                                  0                      0
     CLASS O                                                                                            N/A                    N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                              0                      0
     CLASS B                                                                                              0                      0
     CLASS C                                                                                              0                      0
     INSTITUTIONAL CLASS                                                                                  0                      0
     CLASS O                                                                                            N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                            1,029,435                 40,914
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                    0                      0
   COST OF SHARES REDEEMED - CLASS A                                                                (51,900)                     0
                                                                                                 ----------               --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                         977,535                 40,914
                                                                                                 ----------               --------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                            1,275,654                 99,647
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                    0                      0
   COST OF SHARES REDEEMED - CLASS B                                                                (78,096)                (8,518)
                                                                                                 ----------               --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                       1,197,558                 91,129
                                                                                                 ----------               --------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                              184,378                 25,868
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                    0                      0
   COST OF SHARES REDEEMED - CLASS C                                                                (12,824)                     0
                                                                                                 ----------               --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                         171,554                 25,868
                                                                                                 ----------               --------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                2,428,689                 10,000
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                        0                      0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                     (5,505)                     0
                                                                                                 ----------               --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                             2,423,184                 10,000
                                                                                                 ----------               --------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                                    N/A                    N/A
                                                                                                 ----------               --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                             N/A                    N/A
                                                                                                 ----------               --------
NET INCREASE (DECREASE) IN NET ASSETS                                                             4,810,893                167,518
                                                                                                 ==========               ========

NET ASSETS:

ENDING NET ASSETS                                                                                $4,978,411               $167,518
                                                                                                 ----------               --------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                            103,938                  4,297
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                   0                      0
   SHARES REDEEMED - CLASS A                                                                         (5,219)                     0
                                                                                                 ----------               --------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                              98,719                  4,297
                                                                                                 ----------               --------
   SHARES SOLD - CLASS B                                                                            128,933                 10,499
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                   0                      0
   SHARES REDEEMED - CLASS B                                                                         (7,929)                  (903)
                                                                                                 ----------               --------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                             121,004                  9,596
                                                                                                 ----------               --------
   SHARES SOLD - CLASS C                                                                             18,720                  2,695
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                   0                      0
   SHARES REDEEMED - CLASS C                                                                         (1,295)                     0
                                                                                                 ----------               --------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                              17,425                  2,695
                                                                                                 ----------               --------
   SHARES SOLD - INSTITUTIONAL CLASS                                                                243,268                  1,000
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                       0                      0
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                               (550)                     0
                                                                                                 ----------               --------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                 242,718                  1,000
                                                                                                 ----------               --------
   SHARES SOLD - CLASS O                                                                                N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                 N/A                    N/A
   SHARES REDEEMED - CLASS O                                                                            N/A                    N/A
                                                                                                 ----------               --------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                 N/A                    N/A
                                                                                                 ----------               --------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                            $   (4,131)              $     16
                                                                                                 ==========               ========


                                                                                                   LARGE COMPANY GROWTH
                                                                                        -----------------------------------------
                                                                                        (UNAUDITED) FOR THE               FOR THE
                                                                                           SIX MONTHS ENDED            YEAR ENDED
                                                                                             MARCH 31, 2002    SEPTEMBER 30, 2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                      $1,604,015,399       $ 2,323,756,671
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                  (6,404,085)          (13,660,068)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS                                                                              (178,672,335)          (46,283,348)
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                             0                     0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
     AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES               414,288,770          (951,417,071)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
     CURRENCY CONTRACTS                                                                                   0                     0
                                                                                             --------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 229,212,350        (1,011,360,487)
                                                                                             --------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                              0                     0
     CLASS B                                                                                              0                     0
     CLASS C                                                                                              0                     0
     INSTITUTIONAL CLASS                                                                                  0                     0
     CLASS O                                                                                            N/A                   N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                              0            (3,583,767)
     CLASS B                                                                                              0            (5,950,162)
     CLASS C                                                                                              0              (364,969)
     INSTITUTIONAL CLASS                                                                                  0           (19,794,153)
     CLASS O                                                                                            N/A                   N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                              0              (151,261)
     CLASS B                                                                                              0              (251,140)
     CLASS C                                                                                              0               (15,414)
     INSTITUTIONAL CLASS                                                                                  0              (835,379)
     CLASS O                                                                                            N/A                   N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                           42,536,721           129,074,571
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                    0             3,574,082
   COST OF SHARES REDEEMED - CLASS A                                                            (29,276,289)         (103,718,150)
                                                                                             --------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                      13,260,432            28,930,503
                                                                                             --------------       ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                           27,477,468           111,502,061
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                    0             6,007,966
   COST OF SHARES REDEEMED - CLASS B                                                            (23,055,250)          (61,921,714)
                                                                                             --------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                       4,422,218            55,588,313
                                                                                             --------------       ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                           11,149,548            22,868,408
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                    0               327,793
   COST OF SHARES REDEEMED - CLASS C                                                             (3,743,418)           (6,523,034)
                                                                                             --------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                       7,406,130            16,673,167
                                                                                             --------------       ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                              245,762,304           475,917,042
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                        0            17,083,535
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                               (124,354,604)         (271,627,100)
                                                                                             --------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                           121,407,700           221,373,477
                                                                                             --------------       ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                  N/A                   N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                  N/A                   N/A
   COST OF SHARES REDEEMED - CLASS O                                                                    N/A                   N/A
                                                                                             --------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                             N/A                   N/A
                                                                                             --------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS                                                           375,708,830          (719,741,272)
                                                                                             ==============       ===============

NET ASSETS:

ENDING NET ASSETS                                                                            $1,979,724,229       $ 1,604,015,399
                                                                                             --------------       ---------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                                            833,388             2,122,072
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                   0                50,496
   SHARES REDEEMED - CLASS A                                                                       (575,540)           (1,679,120)
                                                                                             --------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                             257,848               493,448
                                                                                             --------------       ---------------
   SHARES SOLD - CLASS B                                                                            586,664             1,945,338
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                   0                91,459
   SHARES REDEEMED - CLASS B                                                                       (493,234)           (1,183,956)
                                                                                             --------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                              93,430               852,841
                                                                                             --------------       ---------------
   SHARES SOLD - CLASS C                                                                            235,763               416,088
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                   0                 4,985
   SHARES REDEEMED - CLASS C                                                                        (80,040)             (125,967)
                                                                                             --------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                             155,723               295,106
                                                                                             --------------       ---------------
   SHARES SOLD - INSTITUTIONAL CLASS                                                              5,103,696             8,369,740
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                       0               256,202
   SHARES REDEEMED - INSTITUTIONAL CLASS                                                         (2,590,027)           (4,939,390)
                                                                                             --------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                               2,513,669             3,686,552
                                                                                             --------------       ---------------
   SHARES SOLD - CLASS O                                                                                N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                 N/A                   N/A
   SHARES REDEEMED - CLASS O                                                                            N/A                   N/A
                                                                                             --------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                 N/A                   N/A
                                                                                             --------------       ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                        $  (10,857,427)      $    (4,453,342)
                                                                                             ==============       ===============

                                                                                                  MID CAP GROWTH
                                                                                    -----------------------------------------
                                                                                    (UNAUDITED) FOR THE               FOR THE
                                                                                       SIX MONTHS ENDED          PERIOD ENDED
                                                                                         MARCH 31, 2002    SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                     $ 8,998,045                  $  0
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                 (87,176)             (126,449)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS                                                                     (215,338)           (4,528,380)
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                         0                     0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
     AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES,
     AND FUTURES                                                                              2,664,534            (2,687,967)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
     FOREIGN CURRENCY CONTRACTS                                                                       0                     0
                                                                                            -----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               2,362,020            (7,342,796)
                                                                                            -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                          0                     0
     CLASS B                                                                                          0                     0
     CLASS C                                                                                          0                     0
     INSTITUTIONAL CLASS                                                                            N/A                   N/A
     CLASS O                                                                                        N/A                   N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                          0                     0
     CLASS B                                                                                          0                     0
     CLASS C                                                                                          0                     0
     INSTITUTIONAL CLASS                                                                            N/A                   N/A
     CLASS O                                                                                        N/A                   N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                          0                     0
     CLASS B                                                                                          0                     0
     CLASS C                                                                                          0                     0
     INSTITUTIONAL CLASS                                                                            N/A                   N/A
     CLASS O                                                                                        N/A                   N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                        1,897,902             8,918,800
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                0                     0
   COST OF SHARES REDEEMED - CLASS A                                                         (1,095,864)           (1,823,482)
                                                                                            -----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                     802,038             7,095,318
                                                                                            -----------           -----------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                          766,656             9,401,199
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                0                     0
   COST OF SHARES REDEEMED - CLASS B                                                           (354,137)           (1,203,105)
                                                                                            -----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                     412,519             8,198,094
                                                                                            -----------           -----------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                          194,693             1,239,792
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                0                     0
   COST OF SHARES REDEEMED - CLASS C                                                           (172,203)             (192,363)
                                                                                            -----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                      22,490             1,047,429
                                                                                            -----------           -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                  N/A                   N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                  N/A                   N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                    N/A                   N/A
                                                                                            -----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                               N/A                   N/A
                                                                                            -----------           -----------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                              N/A                   N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                              N/A                   N/A
   COST OF SHARES REDEEMED - CLASS O                                                                N/A                   N/A
                                                                                            -----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                         N/A                   N/A
                                                                                            -----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                         3,599,067             8,998,045
                                                                                            ===========           ===========


NET ASSETS:

ENDING NET ASSETS                                                                           $12,597,112           $ 8,998,045
                                                                                            -----------           -----------
SHARES ISSUED AND REDEEMED:
     SHARES SOLD - CLASS A                                                                      339,499             1,185,957
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                       339,499                     0
     SHARES REDEEMED - CLASS A                                                                 (195,000)             (307,452)
                                                                                            -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                         483,998               878,505
                                                                                            -----------           -----------
     SHARES SOLD - CLASS B                                                                      139,690             1,195,191
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                             0                     0
     SHARES REDEEMED - CLASS B                                                                  (64,929)             (182,226)
                                                                                            -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                          74,761             1,012,965
                                                                                            -----------           -----------
     SHARES SOLD - CLASS C                                                                       35,204               162,861
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                             0                     0
     SHARES REDEEMED - CLASS C                                                                  (29,924)              (26,019)
                                                                                            -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                           5,280               136,842
                                                                                            -----------           -----------
     SHARES SOLD - INSTITUTIONAL CLASS                                                              N/A                   N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                               N/A                   N/A
     SHARES REDEEMED - INSTITUTIONAL CLASS                                                          N/A                   N/A
                                                                                            -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                 n/a                   n/a
                                                                                            -----------           -----------
     SHARES SOLD - CLASS O                                                                          N/A                   N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                           N/A                   N/A
     SHARES REDEEMED - CLASS O                                                                      N/A                   N/A
                                                                                            -----------           -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                             N/A                   N/A
                                                                                            -----------           -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                       $   (87,176)          $         0
                                                                                            ===========           ===========

                                                                                      SIFE SPECIALIZED FINANCIAL SERVICES(2)
                                                                                    ------------------------------------------
                                                                                    (UNAUDITED) FOR THE                FOR THE
                                                                                           PERIOD ENDED             YEAR ENDED
                                                                                         MARCH 31, 2002      DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                    $706,549,974          $ 809,317,254
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                               1,666,627              8,073,576
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS                                                                  118,081,763             25,340,898
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                    99,479                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
     AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES,
     AND FUTURES                                                                            (73,653,636)           (57,725,874)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
     FOREIGN CURRENCY CONTRACTS                                                                       0                      0
                                                                                           ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              46,194,233            (24,311,400)
                                                                                           ------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                   (652,565)            (7,903,862)
     CLASS B                                                                                         (7)               (36,558)
     CLASS C                                                                                         (4)                (2,627)
     INSTITUTIONAL CLASS                                                                            N/A                    N/A
     CLASS O                                                                                        N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                          0            (22,789,529)
     CLASS B                                                                                          0               (823,848)
     CLASS C                                                                                          0                (68,883)
     INSTITUTIONAL CLASS                                                                            N/A                    N/A
     CLASS O                                                                                        N/A                    N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                          0                      0
     CLASS B                                                                                          0                      0
     CLASS C                                                                                          0                      0
     INSTITUTIONAL CLASS                                                                            N/A                    N/A
     CLASS O                                                                                        N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                        2,768,004            228,861,603
   REINVESTMENT OF DIVIDENDS - CLASS A                                                          567,184             27,171,016
   COST OF SHARES REDEEMED - CLASS A                                                        (26,633,718)          (302,607,302)
                                                                                           ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                 (23,298,530)           (46,574,683)
                                                                                           ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                          752,252              1,095,209
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                7                797,772
   COST OF SHARES REDEEMED - CLASS B                                                           (789,264)            (2,228,027)
                                                                                           ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                     (37,005)              (335,046)
                                                                                           ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                          143,436                306,722
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                0                 63,443
   COST OF SHARES REDEEMED - CLASS C                                                            (55,043)              (291,009)
                                                                                           ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                      88,393                 79,156
                                                                                           ------------          -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                  N/A                    N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                    N/A                    N/A
                                                                                           ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                               N/A                    N/A
                                                                                           ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                              N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                              N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                                N/A                    N/A
                                                                                           ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                         N/A                    N/A
                                                                                           ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                        22,294,516           (102,767,280)
                                                                                           ============          =============

NET ASSETS:

ENDING NET ASSETS                                                                          $728,844,490          $ 706,549,974
                                                                                           ------------          -------------
SHARES ISSUED AND REDEEMED:
     SHARES SOLD - CLASS A                                                                      516,343             40,711,225
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                       106,767              5,082,452
     SHARES REDEEMED - CLASS A                                                               (4,841,780)           (53,964,766)
                                                                                           ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                      (4,218,669)            (8,171,089)
                                                                                           ------------          -------------
     SHARES SOLD - CLASS B                                                                      134,055                195,576
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                             1                151,733
     SHARES REDEEMED - CLASS B                                                                 (145,675)              (399,124)
                                                                                           ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                         (11,619)               (51,815)
                                                                                           ------------          -------------
     SHARES SOLD - CLASS C                                                                       25,371                 55,984
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                             0                 12,094
     SHARES REDEEMED - CLASS C                                                                  (10,160)               (51,816)
                                                                                           ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                          15,211                 16,262
                                                                                           ------------          -------------
     SHARES SOLD - INSTITUTIONAL CLASS                                                              N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                               N/A                    N/A
     SHARES REDEEMED - INSTITUTIONAL CLASS                                                          N/A                    N/A
                                                                                           ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                 n/a                    n/a
                                                                                           ------------          -------------
     SHARES SOLD - CLASS O                                                                          N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                           N/A                    N/A
     SHARES REDEEMED - CLASS O                                                                      N/A                    N/A
                                                                                           ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                             N/A                    N/A
                                                                                           ------------          -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                      $  2,802,487          $   1,811,100
                                                                                           ============          =============


                                                                                                 SMALL CAP GROWTH
                                                                                   ------------------------------------------
                                                                                   (UNAUDITED) FOR THE                FOR THE
                                                                                      SIX MONTHS ENDED             YEAR ENDED
                                                                                        MARCH 31, 2002     SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                   $253,515,822          $ 534,016,579
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                             (1,843,775)            (3,506,267)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS                                                                 (16,750,977)          (216,319,432)
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                        0                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
     AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES,
     AND FUTURES                                                                            74,807,388           (121,774,574)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
     FOREIGN CURRENCY CONTRACTS                                                                      0                      0
                                                                                          ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             56,212,636           (341,600,273)
                                                                                          ------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                         0                      0
     CLASS B                                                                                         0                      0
     CLASS C                                                                                         0                      0
     INSTITUTIONAL CLASS                                                                             0                      0
     CLASS O                                                                                       N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                         0            (37,589,825)
     CLASS B                                                                                         0            (20,570,278)
     CLASS C                                                                                         0             (5,138,754)
     INSTITUTIONAL CLASS                                                                             0            (35,577,479)
     CLASS O                                                                                       N/A                    N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                         0                      0
     CLASS B                                                                                         0                      0
     CLASS C                                                                                         0                      0
     INSTITUTIONAL CLASS                                                                             0                      0
     CLASS O                                                                                       N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                      55,379,357            110,438,355
   REINVESTMENT OF DIVIDENDS - CLASS A                                                               0             33,883,919
   COST OF SHARES REDEEMED - CLASS A                                                       (47,095,213)           (82,452,176)
                                                                                          ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                  8,284,144             61,870,098
                                                                                          ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                       3,975,090             15,635,317
   REINVESTMENT OF DIVIDENDS - CLASS B                                                               0             19,968,885
   COST OF SHARES REDEEMED - CLASS B                                                        (4,377,440)           (16,399,020)
                                                                                          ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                   (402,350)            19,205,182
                                                                                          ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                       2,277,098              5,543,187
   REINVESTMENT OF DIVIDENDS - CLASS C                                                               0              3,081,051
   COST OF SHARES REDEEMED - CLASS C                                                        (1,737,496)            (3,783,127)
                                                                                          ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                    539,602              4,841,111
                                                                                          ------------          -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                          76,881,431            126,452,191
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                   0             26,580,152
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                           (74,174,863)           (78,972,882)
                                                                                          ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                        2,706,568             74,059,461
                                                                                          ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                             N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                             N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                               N/A                    N/A
                                                                                          ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                        N/A                    N/A
                                                                                          ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                       67,340,600           (280,500,757)
                                                                                          ============          =============

NET ASSETS:

ENDING NET ASSETS                                                                         $320,856,422          $ 253,515,822
                                                                                          ------------          -------------
SHARES ISSUED AND REDEEMED:
     SHARES SOLD - CLASS A                                                                   3,543,296              5,995,549
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                    3,543,296              1,359,708
     SHARES REDEEMED - CLASS A                                                              (3,055,572)            (4,376,560)
                                                                                          ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                      4,031,020              2,978,697
                                                                                          ------------          -------------
     SHARES SOLD - CLASS B                                                                     258,452                721,105
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                            0                824,479
     SHARES REDEEMED - CLASS B                                                                (287,223)              (789,909)
                                                                                          ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                        (28,771)               755,675
                                                                                          ------------          -------------
     SHARES SOLD - CLASS C                                                                     145,600                253,274
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                            0                127,264
     SHARES REDEEMED - CLASS C                                                                (113,573)              (192,724)
                                                                                          ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                         32,027                187,814
                                                                                          ------------          -------------
     SHARES SOLD - INSTITUTIONAL CLASS                                                       4,668,041              5,690,649
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                0              1,047,700
     SHARES REDEEMED - INSTITUTIONAL CLASS                                                  (4,468,019)            (3,782,857)
                                                                                          ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                            200,022              2,955,492
                                                                                          ------------          -------------
     SHARES SOLD - CLASS O                                                                         N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                          N/A                    N/A
     SHARES REDEEMED - CLASS O                                                                     N/A                    N/A
                                                                                          ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                            N/A                    N/A
                                                                                          ------------          -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                     $ (1,843,775)         $           0
                                                                                          ============          =============


                                                                                            SMALL CAP OPPORTUNITIES
                                                                                   ------------------------------------------
                                                                                   (UNAUDITED) FOR THE                FOR THE
                                                                                      SIX MONTHS ENDED             YEAR ENDED
                                                                                        MARCH 31, 2002     SEPTEMBER 30, 2001
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                   $293,149,490           $282,213,730
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                             (1,359,410)            (1,127,101)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS                                                                  16,476,195             19,032,922
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                        0                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
     AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES,
     AND FUTURES                                                                            48,179,823            (31,282,740)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
     FOREIGN CURRENCY CONTRACTS                                                                      0                      0
                                                                                          ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             63,296,608            (13,376,919)
                                                                                          ------------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                         0                      0
     CLASS B                                                                                         0                      0
     CLASS C                                                                                       N/A                    N/A
     INSTITUTIONAL CLASS                                                                             0                      0
     CLASS O                                                                                       N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                  (284,446)              (408,800)
     CLASS B                                                                                  (314,824)              (471,031)
     CLASS C                                                                                       N/A                    N/A
     INSTITUTIONAL CLASS                                                                   (16,642,439)           (22,376,485)
     CLASS O                                                                                       N/A                    N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                         0                      0
     CLASS B                                                                                         0                      0
     CLASS C                                                                                       N/A                    N/A
     INSTITUTIONAL CLASS                                                                             0                      0
     CLASS O                                                                                       N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                         804,846              1,113,192
   REINVESTMENT OF DIVIDENDS - CLASS A                                                         278,833                391,716
   COST OF SHARES REDEEMED - CLASS A                                                          (448,887)            (1,070,362)
                                                                                          ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                    634,792                434,546
                                                                                          ------------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                         221,087                731,270
   REINVESTMENT OF DIVIDENDS - CLASS B                                                         313,145                467,575
   COST OF SHARES REDEEMED - CLASS B                                                          (205,532)              (642,919)
                                                                                          ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                    328,700                555,926
                                                                                          ------------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                             N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                             N/A                    N/A
   COST OF SHARES REDEEMED - CLASS C                                                               N/A                    N/A
                                                                                          ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                        N/A                    N/A
                                                                                          ------------           ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                          64,899,646             97,824,938
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                          15,064,919             19,534,084
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                           (33,655,817)           (70,780,499)
                                                                                          ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                       46,308,748             46,578,523
                                                                                          ------------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                             N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                             N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                               N/A                    N/A
                                                                                          ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                        N/A                    N/A
                                                                                          ------------           ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                       93,327,139             10,935,760
                                                                                          ============           ============

NET ASSETS:

ENDING NET ASSETS                                                                         $386,476,629           $293,149,490
                                                                                          ------------           ------------
SHARES ISSUED AND REDEEMED:
     SHARES SOLD - CLASS A                                                                      28,647                 40,087
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                       28,647                 14,671
     SHARES REDEEMED - CLASS A                                                                 (15,438)               (38,359)
                                                                                          ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                         41,856                 16,399
                                                                                          ------------           ------------
     SHARES SOLD - CLASS B                                                                       7,979                 27,361
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                       11,366                 18,137
     SHARES REDEEMED - CLASS B                                                                  (7,452)               (24,166)
                                                                                          ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                         11,893                 21,332
                                                                                          ------------           ------------
     SHARES SOLD - CLASS C                                                                         N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                          N/A                    N/A
     SHARES REDEEMED - CLASS C                                                                     N/A                    N/A
                                                                                          ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                            n/a                    n/a
                                                                                          ------------           ------------
     SHARES SOLD - INSTITUTIONAL CLASS                                                       2,248,382              3,458,243
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                          521,097                730,246
     SHARES REDEEMED - INSTITUTIONAL CLASS                                                  (1,159,286)            (2,574,268)
                                                                                          ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                          1,610,193              1,614,221
                                                                                          ------------           ------------
     SHARES SOLD - CLASS O                                                                         N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                          N/A                    N/A
     SHARES REDEEMED - CLASS O                                                                     N/A                    N/A
                                                                                          ------------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                            N/A                    N/A
                                                                                          ------------           ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                     $ (1,359,410)          $          0
                                                                                          ============           ============

                                                                                                     SMALL CAP VALUE
                                                                                        ------------------------------------------
                                                                                        (UNAUDITED) FOR THE                FOR THE
                                                                                           SIX MONTHS ENDED             YEAR ENDED
                                                                                             MARCH 31, 2002     SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                         $18,907,027           $ 42,605,328
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                     (24,438)               (26,511)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS                                                                        1,126,984               (419,920)
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                             0                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                     3,463,042             (6,835,478)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
     FOREIGN CURRENCY CONTRACTS                                                                           0                      0
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   4,565,588             (7,281,909)
                                                                                                -----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                            N/A                    N/A
     CLASS B                                                                                            N/A                    N/A
     CLASS C                                                                                            N/A                    N/A
     INSTITUTIONAL CLASS                                                                                  0                      0
     CLASS O                                                                                            N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                            N/A                    N/A
     CLASS B                                                                                            N/A                    N/A
     CLASS C                                                                                            N/A                    N/A
     INSTITUTIONAL CLASS                                                                                  0                      0
     CLASS O                                                                                            N/A                    N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                            N/A                    N/A
     CLASS B                                                                                            N/A                    N/A
     CLASS C                                                                                            N/A                    N/A
     INSTITUTIONAL CLASS                                                                                  0                      0
     CLASS O                                                                                            N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS A                                                                    N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                             N/A                    N/A
                                                                                                -----------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS B                                                                    N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                             N/A                    N/A
                                                                                                -----------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS C                                                                    N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                             N/A                    N/A
                                                                                                -----------           ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                  961,730              5,480,168
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                        0                      0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                 (5,797,990)           (21,896,560)
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                            (4,836,260)           (16,416,392)
                                                                                                -----------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                                    N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                             N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                              (270,672)           (23,698,301)
                                                                                                ===========           ============


NET ASSETS:

ENDING NET ASSETS                                                                               $18,636,355           $ 18,907,027
                                                                                                -----------           ------------
SHARES ISSUED AND REDEEMED:
     SHARES SOLD - CLASS A                                                                              N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                               N/A                    N/A
     SHARES REDEEMED - CLASS A                                                                          N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                                 N/A                    N/A
                                                                                                -----------           ------------
     SHARES SOLD - CLASS B                                                                              N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                               N/A                    N/A
     SHARES REDEEMED - CLASS B                                                                          N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                                 N/A                    N/A
                                                                                                -----------           ------------
     SHARES SOLD - CLASS C                                                                              N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                               N/A                    N/A
     SHARES REDEEMED - CLASS C                                                                          N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                 N/A                    N/A
                                                                                                -----------           ------------
     SHARES SOLD - INSTITUTIONAL CLASS                                                              105,990                559,095
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                     0                      0
     SHARES REDEEMED - INSTITUTIONAL CLASS                                                         (636,715)            (2,272,931)
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                (530,725)            (1,713,836)
                                                                                                -----------           ------------
     SHARES SOLD - CLASS O                                                                              N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                               N/A                    N/A
     SHARES REDEEMED - CLASS O                                                                          N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                 N/A                    N/A
                                                                                                -----------           ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                           $   (14,036)          $     10,402
                                                                                                ===========           ============

                                                                                                   SMALL COMPANY GROWTH
                                                                                        ------------------------------------------
                                                                                        (UNAUDITED) FOR THE                FOR THE
                                                                                           SIX MONTHS ENDED             YEAR ENDED
                                                                                             MARCH 31, 2002     SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                        $431,694,603          $ 603,583,817
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                  (1,833,154)            (2,297,396)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS                                                                      (13,323,351)           (36,461,096)
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                             0                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                    90,100,679            (96,601,394)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
     FOREIGN CURRENCY CONTRACTS                                                                           0                      0
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  74,944,174           (135,359,886)
                                                                                               ------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                            N/A                    N/A
     CLASS B                                                                                            N/A                    N/A
     CLASS C                                                                                            N/A                    N/A
     INSTITUTIONAL CLASS                                                                                  0                      0
     CLASS O                                                                                            N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                            N/A                    N/A
     CLASS B                                                                                            N/A                    N/A
     CLASS C                                                                                            N/A                    N/A
     INSTITUTIONAL CLASS                                                                                  0           (116,063,769)
     CLASS O                                                                                            N/A                    N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                            N/A                    N/A
     CLASS B                                                                                            N/A                    N/A
     CLASS C                                                                                            N/A                    N/A
     INSTITUTIONAL CLASS                                                                                  0                      0
     CLASS O                                                                                            N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS A                                                                    N/A                    N/A
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                             N/A                    N/A
                                                                                               ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS B                                                                    N/A                    N/A
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                             N/A                    N/A
                                                                                               ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS C                                                                    N/A                    N/A
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                             N/A                    N/A
                                                                                               ------------          -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                               72,465,687             74,571,532
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                        0            111,392,278
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                (83,436,937)          (106,429,369)
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                           (10,971,250)            79,534,441
                                                                                               ------------          -------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                                    N/A                    N/A
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                             N/A                    N/A
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN NET ASSETS                                                            63,972,924           (171,889,214)
                                                                                               ============          =============


NET ASSETS:

ENDING NET ASSETS                                                                              $495,667,527          $ 431,694,603
                                                                                               ------------          -------------
SHARES ISSUED AND REDEEMED:
     SHARES SOLD - CLASS A                                                                              N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                               N/A                    N/A
     SHARES REDEEMED - CLASS A                                                                          N/A                    N/A
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                                 N/A                    N/A
                                                                                               ------------          -------------
     SHARES SOLD - CLASS B                                                                              N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                               N/A                    N/A
     SHARES REDEEMED - CLASS B                                                                          N/A                    N/A
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                                 N/A                    N/A
                                                                                               ------------          -------------
     SHARES SOLD - CLASS C                                                                              N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                               N/A                    N/A
     SHARES REDEEMED - CLASS C                                                                          N/A                    N/A
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                 N/A                    N/A
                                                                                               ------------          -------------
     SHARES SOLD - INSTITUTIONAL CLASS                                                            2,909,942              2,835,000
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                     0              4,344,473
     SHARES REDEEMED - INSTITUTIONAL CLASS                                                       (3,335,798)            (3,978,923)
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                (425,856)             3,200,550
                                                                                               ------------          -------------
     SHARES SOLD - CLASS O                                                                              N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                               N/A                    N/A
     SHARES REDEEMED - CLASS O                                                                          N/A                    N/A
                                                                                               ------------          -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                 N/A                    N/A
                                                                                               ------------          -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                          $ (2,624,158)         $    (791,004)
                                                                                               ============          =============


                                                                                         SMALL COMPANY VALUE(3)
                                                                                         ----------------------
                                                                                           (UNAUDITED) FOR THE
                                                                                                  PERIOD ENDED
                                                                                                MARCH 31, 2002
---------------------------------------------------------------------------------------- ----------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                            $         0
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                            385
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS                                                                              16,336
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                                0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                          193,197
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
     FOREIGN CURRENCY CONTRACTS                                                                              0
                                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        209,918
                                                                                                   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                                 0
     CLASS B                                                                                                 0
     CLASS C                                                                                               N/A
     INSTITUTIONAL CLASS                                                                                     0
     CLASS O                                                                                               N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                                 0
     CLASS B                                                                                                 0
     CLASS C                                                                                               N/A
     INSTITUTIONAL CLASS                                                                                     0
     CLASS O                                                                                               N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                                 0
     CLASS B                                                                                                 0
     CLASS C                                                                                               N/A
     INSTITUTIONAL CLASS                                                                                     0
     CLASS O                                                                                               N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                               1,314,711
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                       0
   COST OF SHARES REDEEMED - CLASS A                                                                         0
                                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                          1,314,711
                                                                                                   -----------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                               1,124,827
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                       0
   COST OF SHARES REDEEMED - CLASS B                                                                         0
                                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                          1,124,827
                                                                                                   -----------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                                     N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                     N/A
   COST OF SHARES REDEEMED - CLASS C                                                                       N/A
                                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                                N/A
                                                                                                   -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                     378,748
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                           0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                             0
                                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                                  378,748
                                                                                                   -----------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                     N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                     N/A
   COST OF SHARES REDEEMED - CLASS O                                                                       N/A
                                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                                N/A
                                                                                                   -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                                3,028,204
                                                                                                   ===========


NET ASSETS:

ENDING NET ASSETS                                                                                  $ 3,028,204
                                                                                                   -----------
SHARES ISSUED AND REDEEMED:
     SHARES SOLD - CLASS A                                                                             121,674
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                    0
     SHARES REDEEMED - CLASS A                                                                               0
                                                                                                   -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                                121,674
                                                                                                   -----------
     SHARES SOLD - CLASS B                                                                             103,156
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                    0
     SHARES REDEEMED - CLASS B                                                                               0
                                                                                                   -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                                103,156
                                                                                                   -----------
     SHARES SOLD - CLASS C                                                                                 N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                  N/A
     SHARES REDEEMED - CLASS C                                                                             N/A
                                                                                                   -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                                    N/A
                                                                                                   -----------
     SHARES SOLD - INSTITUTIONAL CLASS                                                                  37,672
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                        0
     SHARES REDEEMED - INSTITUTIONAL CLASS                                                                   0
                                                                                                   -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                     37,672
                                                                                                   -----------
     SHARES SOLD - CLASS O                                                                                 N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                                  N/A
     SHARES REDEEMED - CLASS O                                                                             N/A
                                                                                                   -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                    N/A
                                                                                                   -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                              $       385
                                                                                                   ===========


                                                                                               SPECIALIZED HEALTH SCIENCES
                                                                                        ------------------------------------------
                                                                                        (UNAUDITED) FOR THE                FOR THE
                                                                                           SIX MONTHS ENDED           PERIOD ENDED
                                                                                             MARCH 31, 2002     SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                         $30,927,620            $         0
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                    (293,440)              (160,507)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS                                                                         (761,084)              (313,653)
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                             0                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                     2,566,307             (2,224,563)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD
     FOREIGN CURRENCY CONTRACTS                                                                           0                      0
                                                                                                -----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                   1,511,783             (2,698,723)
                                                                                                -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                              0                      0
     CLASS B                                                                                              0                      0
     CLASS C                                                                                              0                      0
     INSTITUTIONAL CLASS                                                                                N/A                    N/A
     CLASS O                                                                                            N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                              0                      0
     CLASS B                                                                                              0                      0
     CLASS C                                                                                              0                      0
     INSTITUTIONAL CLASS                                                                                N/A                    N/A
     CLASS O                                                                                            N/A                    N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                              0                      0
     CLASS B                                                                                              0                      0
     CLASS C                                                                                              0                      0
     INSTITUTIONAL CLASS                                                                                N/A                    N/A
     CLASS O                                                                                            N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                            4,775,380             14,010,348
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                    0                      0
   COST OF SHARES REDEEMED - CLASS A                                                             (1,006,093)              (567,308)
                                                                                                -----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                       3,769,287             13,443,040
                                                                                                -----------            -----------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                            5,174,457             18,441,991
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                    0                      0
   COST OF SHARES REDEEMED - CLASS B                                                             (1,077,881)              (762,521)
                                                                                                -----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                       4,096,576             17,679,470
                                                                                                -----------            -----------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                              790,953              2,565,422
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                    0                      0
   COST OF SHARES REDEEMED - CLASS C                                                               (211,391)               (61,589)
                                                                                                -----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                         579,562              2,503,833
                                                                                                -----------            -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                      N/A                    N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                      N/A                    N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                        N/A                    N/A
                                                                                                -----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                                   N/A                    N/A
                                                                                                -----------            -----------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                                    N/A                    N/A
                                                                                                -----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                             N/A                    N/A
                                                                                                -----------            -----------
NET INCREASE (DECREASE) IN NET ASSETS                                                             9,957,208             30,927,620
                                                                                                ===========            ===========


NET ASSETS:

ENDING NET ASSETS                                                                               $40,884,828            $30,927,620
                                                                                                -----------            -----------
SHARES ISSUED AND REDEEMED:
     SHARES SOLD - CLASS A                                                                          467,263              1,328,046
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                 0                      0
     SHARES REDEEMED - CLASS A                                                                      (98,381)               (56,326)
                                                                                                -----------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                             368,882              1,271,720
                                                                                                -----------            -----------
     SHARES SOLD - CLASS B                                                                          509,124              1,765,547
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                 0                      0
     SHARES REDEEMED - CLASS B                                                                     (105,985)               (75,734)
                                                                                                -----------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                             403,139              1,689,813
                                                                                                -----------            -----------
     SHARES SOLD - CLASS C                                                                           77,963                241,980
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                 0                      0
     SHARES REDEEMED - CLASS C                                                                      (20,926)                (6,230)
                                                                                                -----------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                              57,037                235,750
                                                                                                -----------            -----------
     SHARES SOLD - INSTITUTIONAL CLASS                                                                  N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                   N/A                    N/A
     SHARES REDEEMED - INSTITUTIONAL CLASS                                                              N/A                    N/A
                                                                                                -----------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                     N/A                    N/A
                                                                                                -----------            -----------
     SHARES SOLD - CLASS O                                                                              N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                               N/A                    N/A
     SHARES REDEEMED - CLASS O                                                                          N/A                    N/A
                                                                                                -----------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                 N/A                    N/A
                                                                                                -----------            -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                           $  (293,440)           $         0
                                                                                                ===========            ===========

                                                                                                  SPECIALIZED TECHNOLOGY
                                                                                        ------------------------------------------
                                                                                        (UNAUDITED) FOR THE                FOR THE
                                                                                           SIX MONTHS ENDED             YEAR ENDED
                                                                                             MARCH 31, 2002     SEPTEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                                                         $64,484,439          $ 109,759,599
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                                    (788,757)            (1,004,015)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS                                                                                 6,695,918           (118,746,472)
   NET REALIZED GAIN (LOSS) ON EXPIRATION OF OPTION CONTRACTS                                             0                      0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS AND
     TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCIES, AND FUTURES                    10,489,546             (7,648,903)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF FORWARD FOREIGN
     CURRENCY CONTRACTS                                                                                   0                    (42)
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  16,396,707           (127,399,432)
                                                                                                -----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                                                              0                      0
     CLASS B                                                                                              0                      0
     CLASS C                                                                                              0                      0
     INSTITUTIONAL CLASS                                                                                N/A                    N/A
     CLASS O                                                                                            N/A                    N/A
   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                                                              0                      0
     CLASS B                                                                                              0                      0
     CLASS C                                                                                              0                      0
     INSTITUTIONAL CLASS                                                                                N/A                    N/A
     CLASS O                                                                                            N/A                    N/A
   IN EXCESS OF REALIZED GAINS
     CLASS A                                                                                              0                      0
     CLASS B                                                                                              0                      0
     CLASS C                                                                                              0                      0
     INSTITUTIONAL CLASS                                                                                N/A                    N/A
     CLASS O                                                                                            N/A                    N/A
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                                            3,329,571             34,819,918
   REINVESTMENT OF DIVIDENDS - CLASS A                                                                    0                      0
   COST OF SHARES REDEEMED - CLASS A                                                             (4,810,312)            (8,793,897)
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS A                                                                      (1,480,741)            26,026,021
                                                                                                -----------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                                            2,471,957             57,384,116
   REINVESTMENT OF DIVIDENDS - CLASS B                                                                    0                      0
   COST OF SHARES REDEEMED - CLASS B                                                             (3,831,705)            (9,271,254)
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS B                                                                      (1,359,748)            48,112,862
                                                                                                -----------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                                              730,924             10,730,432
   REINVESTMENT OF DIVIDENDS - CLASS C                                                                    0                      0
   COST OF SHARES REDEEMED - CLASS C                                                             (1,022,449)            (2,745,043)
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS C                                                                        (291,525)             7,985,389
                                                                                                -----------           ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                                                      N/A                    N/A
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                                      N/A                    N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                                                        N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS                                                                   N/A                    N/A
                                                                                                -----------           ------------
   PROCEEDS FROM SHARES SOLD - CLASS O                                                                  N/A                    N/A
   REINVESTMENT OF DIVIDENDS - CLASS O                                                                  N/A                    N/A
   COST OF SHARES REDEEMED - CLASS O                                                                    N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
     TRANSACTIONS - CLASS O                                                                             N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                            13,264,693            (45,275,160)
                                                                                                ===========           ============


NET ASSETS:

ENDING NET ASSETS                                                                               $77,749,132           $ 64,484,439
                                                                                                -----------           ------------
SHARES ISSUED AND REDEEMED:
     SHARES SOLD - CLASS A                                                                          846,015              5,250,100
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                                                 0                      0
     SHARES REDEEMED - CLASS A                                                                   (1,229,630)            (1,878,523)
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                                            (383,615)             3,371,577
                                                                                                -----------           ------------
     SHARES SOLD - CLASS B                                                                          645,896              8,164,000
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                                                 0                      0
     SHARES REDEEMED - CLASS B                                                                   (1,002,917)            (1,992,700)
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                                            (357,021)             6,171,300
                                                                                                -----------           ------------
     SHARES SOLD - CLASS C                                                                          190,558              1,570,842
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                                                 0                      0
     SHARES REDEEMED - CLASS C                                                                     (270,606)              (530,791)
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                                             (80,048)             1,040,051
                                                                                                -----------           ------------
     SHARES SOLD - INSTITUTIONAL CLASS                                                                  N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                                   N/A                    N/A
     SHARES REDEEMED - INSTITUTIONAL CLASS                                                              N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS                                     N/A                    N/A
                                                                                                -----------           ------------
     SHARES SOLD - CLASS O                                                                              N/A                    N/A
     SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS O                                               N/A                    N/A
     SHARES REDEEMED - CLASS O                                                                          N/A                    N/A
                                                                                                -----------           ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS O                                                 N/A                    N/A
                                                                                                -----------           ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME                                           $  (788,757)          $          0
                                                                                                ===========           ============

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS                          STOCK FUND



           NOTES TO STATEMENTS OF CHANGES IN NET ASSETS

           (1) "Proceeds from shares sold" includes $8,963,115 for Class A shares, and "Shares sold" includes 615,208 for Class A shares as a result of the consolidation of the Achievement Equity Fund.

                 "Proceeds from shares sold" includes $1,901,770 for Class B shares, and "Shares sold" includes 187,141 for Class B shares as a result of the consolidation of the Achievement Equity Fund.

                 "Proceeds from shares sold" includes $182,844,433 for Class I shares, and "Shares sold" includes 10,681,336 for Class I shares as a result of the consolidation of the Achievement Equity Fund.

           (2)   This Fund was acquired on February 22, 2002.

           (3)   This Fund commenced operations on January 31, 2002.






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                                                 FINANCIAL HIGHLIGHTS

                                                                                  NET REALIZED
                                               BEGINNING               NET                 AND      DIVIDENDS     DISTRIBUTIONS
                                               NET ASSET        INVESTMENT          UNREALIZED       FROM NET          FROM NET
                                               VALUE PER            INCOME      GAIN (LOSS) ON     INVESTMENT          REALIZED
                                                   SHARE            (LOSS)         INVESTMENTS         INCOME             GAINS
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)   $36.33              0.01              4.45            (0.15)         (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001           $52.73              0.09            (11.70)           (0.17)         (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000           $48.01              0.16              7.39            (0.16)         (2.67)
JUNE 1, 1999 TO SEPTEMBER 30, 1999              $48.25              0.07             (0.31)            0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                    $43.06              0.08              6.29            (0.20)         (0.98)
JUNE 1, 1997 TO MAY 31, 1998                    $36.51              0.16              8.99            (0.27)         (2.33)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)   $35.41             (0.13)             4.34             0.00          (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001           $51.70             (0.17)           (11.50)            0.00          (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000           $47.33             (0.18)             7.22             0.00          (2.67)
JUNE 1, 1999 TO SEPTEMBER 30, 1999              $47.69             (0.04)            (0.32)            0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                    $42.69             (0.11)             6.09             0.00          (0.98)
JUNE 1, 1997 TO MAY 31, 1998                    $36.31             (0.06)             8.85            (0.08)         (2.33)
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)   $35.91             (0.13)             4.40             0.00          (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001           $52.36             (0.16)           (11.67)            0.00          (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000           $47.90             (0.07)             7.20             0.00          (2.67)
JUNE 1, 1999 TO SEPTEMBER 30, 1999              $48.26              0.08             (0.44)            0.00           0.00
OCTOBER 1, 1998 (3) TO MAY 31, 1999             $38.71              0.08             10.65            (0.20)         (0.98)
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)   $36.38              0.06              4.45            (0.23)         (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001           $52.72              0.15            (11.70)           (0.17)         (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000           $48.00              0.18              7.37            (0.16)         (2.67)
JUNE 1, 1999 TO SEPTEMBER 30, 1999              $48.25              0.04             (0.29)            0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                    $43.06              0.22              6.15            (0.20)         (0.98)
JUNE 1, 1997 TO MAY 31, 1998                    $36.50              0.22              8.94            (0.27)         (2.33)

DIVERSIFIED SMALL CAP

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)   $ 9.18             (0.01)             2.47             0.00          (0.12)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001           $11.18              0.01             (1.34)           (0.01)         (0.66)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000           $ 9.02              0.00              2.16             0.00           0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999              $ 8.99             (0.01)             0.04             0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                    $10.52              0.00             (1.53)            0.00(8)        0.00
DECEMBER 31, 1997 (3) TO MAY 31, 1998           $10.00              0.00              0.52             0.00           0.00

EQUITY INCOME

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)   $37.23              0.19              3.69            (0.19)         (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001           $41.28              0.36             (4.05)           (0.36)          0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000           $44.20              0.44              0.10            (0.42)         (3.04)
JUNE 1, 1999 TO SEPTEMBER 30, 1999              $46.36              0.17             (2.09)           (0.24)          0.00
JUNE 1, 1998 TO MAY 31, 1999                    $41.19              0.51              5.45            (0.53)         (0.26)
JUNE 1, 1997 TO MAY 31, 1998                    $33.16              0.52              8.77            (0.54)         (0.72)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)   $37.18              0.05              3.68            (0.04)         (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001           $41.22              0.05             (4.03)           (0.06)          0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000           $44.17              0.11              0.11            (0.13)         (3.04)
JUNE 1, 1999 TO SEPTEMBER 30, 1999              $46.27              0.05             (2.08)           (0.07)          0.00
JUNE 1, 1998 TO MAY 31, 1999                    $41.12              0.19              5.45            (0.23)         (0.26)
JUNE 1, 1997 TO MAY 31, 1998                    $33.09              0.24              8.75            (0.24)         (0.72)
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)   $38.18              0.05              3.78            (0.04)         (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001           $42.32              0.05             (4.14)           (0.05)          0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000           $45.30              0.19              0.03            (0.16)         (3.04)
JUNE 1, 1999 TO SEPTEMBER 30, 1999              $47.49              0.08             (2.17)           (0.10)          0.00
OCTOBER 1, 1998 (3) TO MAY 31, 1999             $37.26              0.47             10.39            (0.48)         (0.15)
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)   $37.21              0.24              3.70            (0.24)         (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001           $41.27              0.46             (4.05)           (0.47)          0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000           $44.19              0.52              0.12            (0.52)         (3.04)
JUNE 1, 1999 TO SEPTEMBER 30, 1999              $46.35              0.18             (2.10)           (0.24)          0.00
JUNE 1, 1998 TO MAY 31, 1999                    $41.18              0.51              5.45            (0.53)         (0.26)
JUNE 1, 1997 TO MAY 31, 1998                    $33.16              0.52              8.76            (0.54)         (0.72)

                                                   DISTRIBUTIONS        ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                    IN EXCESS OF     NET ASSET      ----------------------------------------------
                                                        REALIZED     VALUE PER      NET INVESTMENT             NET           GROSS
                                                           GAINS         SHARE       INCOME (LOSS)        EXPENSES     EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.00         $40.22            0.07%          1.25%(4)        1.61%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $36.33            0.23%          1.15%(4)        1.61%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.00         $52.73            0.31%          1.00%(4)        1.51%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00         $48.01            0.45%          1.00%(4)        1.20%(4)
JUNE 1, 1998 TO MAY 31, 1999                                0.00         $48.25            0.47%          1.00%(4)        1.22%(4)
JUNE 1, 1997 TO MAY 31, 1998                                0.00         $43.06            0.60%          1.00%(4)        1.20%(4)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.00         $39.20           (0.68)%         2.00%(4)        2.41%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $35.41           (0.52)%         1.90%(4)        2.41%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.00         $51.70           (0.44)%         1.75%(4)        2.28%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00         $47.33           (0.30)%         1.75%(4)        2.20%(4)
JUNE 1, 1998 TO MAY 31, 1999                                0.00         $47.69           (0.28)%         1.75%(4)        2.22%(4)
JUNE 1, 1997 TO MAY 31, 1998                                0.00         $42.69           (0.15)%         1.75%(4)        2.19%(4)
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.00         $39.76           (0.68)%         2.00%(4)        2.49%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $35.91           (0.52)%         1.90%(4)        2.01%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.00         $52.36           (0.40)%         1.75%(4)        2.95%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00         $47.90           (0.28)%         1.75%(4)        2.63%(4)
OCTOBER 1, 1998 (3) TO MAY 31, 1999                         0.00         $48.26           (0.28)%         1.75%(4)        5.15%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.00         $40.24            0.32%          1.00%(4)        1.15%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $36.38            0.38%          1.00%(4)        1.07%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.00         $52.72            0.31%          1.00%(4)        1.10%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00         $48.00            0.44%          1.00%(4)        1.18%(4)
JUNE 1, 1998 TO MAY 31, 1999                                0.00         $48.25            0.47%          1.00%(4)        1.17%(4)
JUNE 1, 1997 TO MAY 31, 1998                                0.00         $43.06            0.60%          1.00%(4)        1.13%(4)

DIVERSIFIED SMALL CAP

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.00         $11.52           (0.22)%         1.20%(4)        1.41%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $ 9.18            0.13%          1.20%(4)        1.28%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.00         $11.18            0.05%          1.20%(4)        1.39%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00         $ 9.02           (0.18)%         1.20%(4)        1.59%(4)
JUNE 1, 1998 TO MAY 31, 1999                                0.00         $ 8.99           (0.05)%         1.20%(4)        1.65%(4)
DECEMBER 31, 1997 (3) TO MAY 31, 1998                       0.00         $10.52            0.25%          1.21%(4)        2.65%(4)

EQUITY INCOME

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.00         $39.93            0.98%          1.10%(4)        1.38%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $37.23            0.86%          1.10%(4)        1.51%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.00         $41.28            1.07%          1.10%(4)        1.28%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00         $44.20            1.12%          0.85%(4)        0.90%(4)
JUNE 1, 1998 TO MAY 31, 1999                                0.00         $46.36            1.23%          0.85%(4)        0.93%(4)
JUNE 1, 1997 TO MAY 31, 1998                                0.00         $41.19            1.44%          0.85%(4)        0.91%(4)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.00         $39.88            0.23%          1.85%(4)        2.16%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $37.18            0.12%          1.85%(4)        2.20%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.00         $41.22            0.28%          1.85%(4)        2.03%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00         $44.17            0.37%          1.60%(4)        1.90%(4)
JUNE 1, 1998 TO MAY 31, 1999                                0.00         $46.27            0.48%          1.60%(4)        1.94%(4)
JUNE 1, 1997 TO MAY 31, 1998                                0.00         $41.12            0.69%          1.60%(4)        1.91%(4)
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.00         $40.98            0.24%          1.85%(4)        2.09%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $38.18            0.14%          1.85%(4)        2.02%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.00         $42.32            0.29%          1.85%(4)        1.96%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00         $45.30            0.42%          1.60%(4)        2.37%(4)
OCTOBER 1, 1998 (3) TO MAY 31, 1999                         0.00         $47.49            0.48%          1.60%(4)        4.37%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.00         $39.92            1.23%          0.85%(4)        0.90%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.00         $37.21            1.11%          0.85%(4)        0.85%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.00         $41.27            1.21%          0.85%(4)        0.87%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00         $44.19            1.11%          0.85%(4)        0.88%(4)
JUNE 1, 1998 TO MAY 31, 1999                                0.00         $46.35            1.23%          0.85%(4)        0.89%(4)
JUNE 1, 1997 TO MAY 31, 1998                                0.00         $41.18            1.43%          0.85%(4)        0.86%(4)

                                                                       PORTFOLIO      NET ASSETS AT
                                                           TOTAL        TURNOVER      END OF PERIOD
                                                          RETURN(2)         RATE    (000'S OMITTED)
----------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             12.28%          19%(7)          $   84,609
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                    (24.07)%         34%(7)          $   74,038
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                     15.99%          38%(7)          $   95,646
JUNE 1, 1999 TO SEPTEMBER 30, 1999                        (0.50)%         13%(7)          $   70,624
JUNE 1, 1998 TO MAY 31, 1999                              15.08%          35%(7)          $   69,768
JUNE 1, 1997 TO MAY 31, 1998                              26.08%          23%(7)          $   56,350
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             11.90%          19%(7)          $  126,415
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                    (24.65)%         34%(7)          $  111,956
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                     15.10%          38%(7)          $  143,472
JUNE 1, 1999 TO SEPTEMBER 30, 1999                        (0.75)%         13%(7)          $  113,874
JUNE 1, 1998 TO MAY 31, 1999                              14.24%          35%(7)          $  111,106
JUNE 1, 1997 TO MAY 31, 1998                              25.13%          23%(7)          $   81,548
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             11.90%          19%(7)          $    9,295
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                    (24.64)%         34%(7)          $    7,693
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                     15.11%          38%(7)          $    8,526
JUNE 1, 1999 TO SEPTEMBER 30, 1999                        (0.75)%         13%(7)          $    2,018
OCTOBER 1, 1998 (3) TO MAY 31, 1999                       28.02%          35%(7)          $      542
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             12.44%          19%(7)          $1,492,605
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                    (23.95)%         34%(7)          $1,398,810
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                     15.99%          38%(7)          $1,938,206
JUNE 1, 1999 TO SEPTEMBER 30, 1999                        (0.52)%         13%(7)          $1,902,474
JUNE 1, 1998 TO MAY 31, 1999                              15.08%          35%(7)          $1,629,191
JUNE 1, 1997 TO MAY 31, 1998                              26.12%          23%(7)          $1,520,343

DIVERSIFIED SMALL CAP

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             26.90%          50%(7)          $  217,772
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                    (12.52)%        113%(7)          $  138,795
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                     23.95%         121%(7)          $  115,700
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         0.33%          39%(7)          $   67,459
JUNE 1, 1998 TO MAY 31, 1999                             (14.54)%        112%(7)          $   60,261
DECEMBER 31, 1997 (3) TO MAY 31, 1998                      5.20%          93%(7)          $   12,551

EQUITY INCOME

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             10.51%           5%(5)          $  177,438
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (8.97)%          3%(5)          $  165,304
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      1.17%           9%(5)          $  196,314
JUNE 1, 1999 TO SEPTEMBER 30, 1999                        (4.16)%          5%(5)          $  109,081
JUNE 1, 1998 TO MAY 31, 1999                              14.74%           3%(5)          $  105,162
JUNE 1, 1997 TO MAY 31, 1998                              28.64%           3%(5)          $   75,144
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             10.11%           5%(5)          $  144,516
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (9.67)%          3%(5)          $  134,403
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      0.41%           9%(5)          $  152,682
JUNE 1, 1999 TO SEPTEMBER 30, 1999                        (4.40)%          5%(5)          $  118,792
JUNE 1, 1998 TO MAY 31, 1999                              13.90%           3%(5)          $  106,688
JUNE 1, 1997 TO MAY 31, 1998                              27.67%           3%(5)          $   67,385
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             10.11%           5%(5)          $   10,417
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (9.66)%          3%(5)          $    7,508
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      0.41%           9%(5)          $    7,115
JUNE 1, 1999 TO SEPTEMBER 30, 1999                        (4.41)%          5%(5)          $    2,124
OCTOBER 1, 1998 (3) TO MAY 31, 1999                       28.55%           3%(5)          $    1,106
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             10.68%           5%(5)          $1,265,468
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (8.75)%          3%(5)          $1,163,331
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      1.39%           9%(5)          $1,403,624
JUNE 1, 1999 TO SEPTEMBER 30, 1999                        (4.16)%          5%(5)          $1,471,410
JUNE 1, 1998 TO MAY 31, 1999                              14.75%           3%(5)          $1,519,541
JUNE 1, 1997 TO MAY 31, 1998                              28.61%           3%(5)          $1,214,385

                                                                                    NET REALIZED
                                                         BEGINNING          NET              AND     DIVIDENDS  DISTRIBUTIONS
                                                         NET ASSET   INVESTMENT       UNREALIZED      FROM NET       FROM NET
                                                         VALUE PER       INCOME   GAIN (LOSS) ON    INVESTMENT       REALIZED
                                                             SHARE       (LOSS)      INVESTMENTS        INCOME          GAINS
-----------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $54.20         0.21              5.60         (0.43)         (6.24)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $84.54         0.43            (21.00)        (0.35)         (9.42)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $78.14         0.33              9.36         (0.10)         (3.19)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      $64.93         0.53             16.54         (0.53)         (3.33)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        $70.32         0.33             (5.39)        (0.33)          0.00
APRIL 1, 1997 TO MARCH 31, 1998                            $49.60         0.48             22.31         (0.48)         (1.59)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $53.78         0.00              5.56         (0.02)         (6.18)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $84.06        (0.02)           (20.91)         0.00          (9.35)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $78.19        (0.16)             9.22          0.00          (3.19)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      $65.03        (0.03)            16.52          0.00          (3.33)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        $70.41         0.04             (5.38)        (0.04)          0.00
FEBRUARY 17, 1998 (3) TO MARCH 31, 1998                    $65.18        (0.01)             5.24          0.00           0.00
O SHARES
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $54.77         0.26              5.66         (0.54)         (6.31)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $85.62         3.03            (23.72)        (0.62)         (9.54)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $78.73        (0.35)            10.45          0.00          (3.21)
FEBRUARY 1, 1999 (3) TO SEPTEMBER 30, 1999                 $78.00         0.44              0.45         (0.16)          0.00

EQUITY VALUE (11)

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $ 9.79         0.01              1.05          0.00          (1.08)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $13.52         0.03             (1.93)         0.00          (1.83)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $14.25         0.05              1.52         (0.03)         (2.27)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      $14.93         0.14              0.58         (0.14)         (1.26)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        $18.15         0.09             (3.22)        (0.09)          0.00
APRIL 1, 1997 TO MARCH 31, 1998                            $14.43         0.17              5.58         (0.17)         (1.86)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $ 7.92        (0.02)             0.84          0.00          (0.87)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $11.02        (0.05)            (1.56)         0.00          (1.49)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $11.68        (0.03)             1.23          0.00          (1.86)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      $12.23         0.02              0.48         (0.02)         (1.03)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        $14.86         0.02             (2.63)        (0.02)          0.00
APRIL 1, 1997 TO MARCH 31, 1998                            $11.81         0.05              4.57         (0.05)         (1.52)
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $ 7.92        (0.02)             0.84          0.00          (0.87)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $11.01        (0.02)            (1.58)         0.00          (1.49)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $11.68        (0.04)             1.23          0.00          (1.86)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      $12.23         0.02              0.48         (0.02)         (1.04)
APRIL 1, 1998 (3) TO SEPTEMBER 30, 1998                    $14.86         0.02             (2.63)        (0.02)          0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $ 9.80         0.02              1.05         (0.01)         (1.08)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $13.51         0.04             (1.92)         0.00          (1.83)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $14.25         0.07              1.50         (0.04)         (2.27)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      $14.92         0.15              0.59         (0.15)         (1.26)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        $18.15         0.10             (3.23)        (0.10)          0.00
APRIL 1, 1997 TO MARCH 31, 1998                            $14.43         0.20              5.58         (0.20)         (1.86)

GROWTH

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $11.66         0.00              0.84          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $22.82        (0.02)            (7.01)         0.00          (4.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $22.85        (0.05)             3.07          0.00          (3.05)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      $20.48         0.01              5.65         (0.01)         (3.28)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        $22.09         0.05             (1.61)        (0.05)          0.00
APRIL 1, 1997 TO MARCH 31, 1998                            $19.20         0.11              6.18         (0.11)         (3.29)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $ 8.10        (0.04)             0.59          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $15.96        (0.09)            (4.88)         0.00          (2.89)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $16.11        (0.14)             2.14          0.00          (2.15)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      $14.53        (0.09)             4.00          0.00          (2.33)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        $15.70        (0.02)            (1.15)         0.00           0.00
APRIL 1, 1997 TO MARCH 31, 1998                            $13.64        (0.01)             4.38          0.00          (2.31)

                                             DISTRIBUTIONS          ENDING            RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                              IN EXCESS OF       NET ASSET        ----------------------------------------------
                                                  REALIZED       VALUE PER        NET INVESTMENT            NET            GROSS
                                                     GAINS           SHARE         INCOME (LOSS)       EXPENSES      EXPENSES(1)
--------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        0.00          $53.34             0.77%              0.67%            1.03%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                0.00          $54.20             0.67%              0.67%            0.88%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                0.00          $84.54             0.54%              0.71%            0.85%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                0.00          $78.14             0.68%              0.71%            0.80%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                  0.00          $64.93             0.94%              0.71%            0.77%
APRIL 1, 1997 TO MARCH 31, 1998                      0.00          $70.32             0.80%(9)           0.89%(9)         0.95%(9)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        0.00          $53.14             0.02%              1.42%            1.95%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                0.00          $53.78            (0.07)%             1.41%            1.63%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                0.00          $84.06            (0.21)%             1.46%            1.72%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                0.00          $78.19            (0.06)%             1.45%            1.61%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                  0.00          $65.03             0.14%              1.45%            1.58%
FEBRUARY 17, 1998 (3) TO MARCH 31, 1998              0.00          $70.41            (0.19)%             1.45%            1.64%
O SHARES
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        0.00          $53.84             0.93%              0.50%            6.73%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                0.00          $54.77             0.96%              0.50%            1.64%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                0.00          $85.62             0.81%              0.50%            0.69%
FEBRUARY 1, 1999 (3) TO SEPTEMBER 30, 1999           0.00          $78.73             0.00%              0.00%            0.00%

EQUITY VALUE (11)

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        0.00          $ 9.77             0.30%              1.18%            2.09%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                0.00          $ 9.79             0.23%              1.18%            1.70%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                0.00          $13.52             0.32%              1.18%            1.54%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                0.00          $14.25             0.85%              1.17%            1.26%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                  0.00          $14.93             1.06%              1.09%            1.09%
APRIL 1, 1997 TO MARCH 31, 1998                      0.00          $18.15             1.03%              1.07%            1.16%
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        0.00          $ 7.87            (0.44)%             1.93%            2.84%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                0.00          $ 7.92            (0.52)%             1.93%            2.42%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                0.00          $11.02            (0.42)%             1.93%            2.34%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                0.00          $11.68             0.18%              1.83%            2.02%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                  0.00          $12.23             0.36%              1.81%            1.81%
APRIL 1, 1997 TO MARCH 31, 1998                      0.00          $14.86             0.42%              1.76%            1.83%
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        0.00          $ 7.87            (0.42)%             1.93%            8.77%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                0.00          $ 7.92            (0.51)%             1.93%            2.70%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                0.00          $11.01            (0.40)%             1.93%            2.22%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                0.00          $11.67             0.18%              1.83%            2.32%
APRIL 1, 1998 (3) TO SEPTEMBER 30, 1998              0.00          $12.23             0.41%              1.83%            2.84%
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        0.00          $ 9.78             0.48%              1.00%            1.17%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                0.00          $ 9.80             0.42%              1.00%            1.02%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                0.00          $13.51             0.51%              1.00%            1.05%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                0.00          $14.25             0.96%              1.06%            1.08%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                  0.00          $14.92             1.17%              0.97%            0.97%
APRIL 1, 1997 TO MARCH 31, 1998                      0.00          $18.15             1.18%              0.95%            0.98%

GROWTH

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        0.00          $12.50            (0.01)%             1.12%            1.74%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                0.00          $11.66            (0.12)%             1.12%            1.53%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                0.00          $22.82            (0.22)%             1.12%            1.42%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                0.00          $22.85             0.05%              1.10%            1.13%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                  0.00          $20.48             0.42%              1.08%            1.08%
APRIL 1, 1997 TO MARCH 31, 1998                      0.00          $22.09             0.53%              1.12%            1.13%
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        0.00          $ 8.65            (0.76)%             1.87%            2.73%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                0.00          $ 8.10            (0.87)%             1.87%            2.23%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                0.00          $15.96            (0.96)%             1.87%            2.22%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                0.00          $16.11            (0.64)%             1.79%            1.86%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                  0.00          $14.53            (0.29)%             1.79%            1.79%
APRIL 1, 1997 TO MARCH 31, 1998                      0.00          $15.70            (0.15)%             1.79%            1.80%

                                                                      PORTFOLIO           NET ASSETS AT
                                                          TOTAL        TURNOVER           END OF PERIOD
                                                         RETURN(2)         RATE         (000'S OMITTED)
-------------------------------------------------------------------------------------------------------
EQUITY INDEX
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              10.64%           1%               $404,995
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (27.03)%          4%               $382,462
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      12.43%           8%               $596,083
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      26.82%           6%               $611,111
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        (7.22)%          6%               $518,778
APRIL 1, 1997 TO MARCH 31, 1998                            46.48%           4%(10)           $578,882
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              10.22%           1%               $ 79,066
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (27.57)%          4%               $ 71,450
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      11.58%           8%               $ 96,378
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      25.86%           6%               $ 66,931
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        (7.59)%          6%               $ 17,499
FEBRUARY 17, 1998 (3) TO MARCH 31, 1998                     8.02%           4%               $  3,811
O SHARES
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              10.71%           1%               $    339
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (26.88)%          4%               $    298
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      12.87%           8%               $ 10,010
FEBRUARY 1, 1999 (3) TO SEPTEMBER 30, 1999                 27.22%           6%               $      0

EQUITY VALUE (11)

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              10.55%          56%               $ 19,645
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (16.07)%        103%               $ 18,430
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      12.12%         117%               $ 24,605
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       4.34%          72%               $ 31,764
APRIL 1, 1998 TO SEPTEMBER 30, 1998                       (17.27)%         23%               $ 43,679
APRIL 1, 1997 TO MARCH 31, 1998                            41.76%          50%               $ 52,392
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              10.08%          56%               $ 36,570
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (16.70)%        103%               $ 34,704
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      11.28%         117%               $ 45,636
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       3.68%          72%               $ 58,490
APRIL 1, 1998 TO SEPTEMBER 30, 1998                       (17.54)%         23%               $ 73,343
APRIL 1, 1997 TO MARCH 31, 1998                            40.87%          50%               $ 72,428
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              10.08%          56%               $    991
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (16.62)%        103%               $    700
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      11.18%         117%               $    560
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       3.69%          72%               $    873
APRIL 1, 1998 (3) TO SEPTEMBER 30, 1998                   (17.57)%         23%               $  1,239
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              10.70%          56%               $ 41,842
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (15.92)%        103%               $ 51,002
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      12.18%         117%               $ 69,880
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                       4.51%          72%               $123,197
APRIL 1, 1998 TO SEPTEMBER 30, 1998                       (17.26)%         23%               $166,616
APRIL 1, 1997 TO MARCH 31, 1998                            42.02%          50%               $228,452

GROWTH

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               7.20%          53%               $177,412
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (36.26)%         80%               $174,828
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      14.40%          51%               $311,038
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      29.54%          38%               $315,134
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        (7.08)%         18%               $305,309
APRIL 1, 1997 TO MARCH 31, 1998                            34.65%         137%               $365,405
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               6.79%          53%               $ 33,534
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (36.69)%         80%               $ 36,453
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      13.48%          51%               $ 69,433
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      28.68%          38%               $ 60,909
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        (7.45)%         18%               $ 48,772
APRIL 1, 1997 TO MARCH 31, 1998                            33.83%         137%               $ 52,901

                                                                                     NET REALIZED
                                                         BEGINNING          NET               AND     DIVIDENDS    DISTRIBUTIONS
                                                         NET ASSET   INVESTMENT        UNREALIZED      FROM NET       FROM NET
                                                         VALUE PER       INCOME    GAIN (LOSS) ON    INVESTMENT       REALIZED
                                                             SHARE       (LOSS)       INVESTMENTS        INCOME          GAINS
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $13.71         0.01              0.99          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $26.80        (0.06)            (8.18)         0.00          (4.85)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $26.80        (0.02)             3.59          0.00          (3.57)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      $24.01         0.03              6.64         (0.03)         (3.85)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        $25.91         0.07             (1.90)        (0.07)          0.00
APRIL 1, 1997 TO MARCH 31, 1998                            $22.52         0.17              7.25         (0.17)         (3.86)

GROWTH EQUITY

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $23.87        (0.07)             4.12         (0.01)         (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $39.89        (0.07)            (9.86)         0.00          (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $36.83        (0.21)             8.90          0.00          (5.63)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         $36.17        (0.01)             0.67          0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                               $35.73        (0.02)             2.56         (0.03)         (2.07)
JUNE 1, 1997 TO MAY 31, 1998                               $32.49        (0.06)             6.88         (0.04)         (3.54)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $22.69        (0.15)             3.90          0.00          (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $38.48        (0.19)            (9.51)         0.00          (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $35.93        (0.35)             8.53          0.00          (5.63)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         $35.39        (0.10)             0.64          0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                               $35.23        (0.25)             2.48          0.00          (2.07)
JUNE 1, 1997 TO MAY 31, 1998                               $32.28        (0.23)             6.72          0.00          (3.54)
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $23.49        (0.08)             3.97          0.00          (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $39.61        (0.22)            (9.81)         0.00          (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $36.84        (0.15)             8.55          0.00          (5.63)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         $36.29         0.02              0.53          0.00           0.00
OCTOBER 1, 1998 (3) TO MAY 31, 1999                        $30.66        (0.13)             7.86         (0.03)         (2.07)
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $24.00        (0.05)             4.15         (0.07)         (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $39.98        (0.02)            (9.87)         0.00          (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $36.82        (0.09)             8.88          0.00          (5.63)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         $36.17         0.01              0.64          0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                               $35.72        (0.03)             2.58         (0.03)         (2.07)
JUNE 1, 1997 TO MAY 31, 1998                               $32.48        (0.04)             6.86         (0.04)         (3.54)

INDEX FUND

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $42.00         0.26              4.30         (0.54)          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $59.73         0.54            (15.94)        (0.60)         (1.73)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $53.67         0.59              6.42         (0.26)         (0.69)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         $54.83         0.24             (0.77)        (0.36)         (0.27)
JUNE 1, 1998 TO MAY 31, 1999                               $46.36         0.57              8.87         (0.57)         (0.40)
JUNE 1, 1997 TO MAY 31, 1998                               $39.49         0.58             10.74         (0.65)         (3.80)

INTERNATIONAL

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $14.51         0.03              0.99         (0.45)          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $25.10        (0.01)            (5.71)         0.00          (4.87)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $23.73        (0.06)             3.82          0.00          (2.39)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         $22.78         0.07              0.88          0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                               $23.84         0.04             (0.43)        (0.21)         (0.46)
JUNE 1, 1997 TO MAY 31, 1998                               $21.66         0.03              2.35         (0.20)          0.00
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $14.06        (0.08)             1.03         (0.33)          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $24.67        (0.09)            (5.65)         0.00          (4.87)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $23.54        (0.22)             3.74          0.00          (2.39)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         $22.66         0.02              0.86          0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                               $23.70        (0.06)            (0.49)        (0.03)         (0.46)
JUNE 1, 1997 TO MAY 31, 1998                               $21.55        (0.09)             2.31         (0.07)          0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $14.52         0.47              0.58         (0.50)          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $25.15         0.05             (5.75)        (0.06)         (4.87)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      $23.74        (0.02)             3.82          0.00          (2.39)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         $22.80         0.07              0.87          0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                               $23.85         0.10             (0.48)        (0.21)         (0.46)
JUNE 1, 1997 TO MAY 31, 1998                               $21.67         0.09              2.29         (0.20)          0.00

                                                 DISTRIBUTIONS             ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                  IN EXCESS OF          NET ASSET       ------------------------------------------
                                                      REALIZED          VALUE PER        NET INVESTMENT          NET         GROSS
                                                         GAINS              SHARE         INCOME (LOSS)     EXPENSES   EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              0.00            $14.71           0.11%            1.00%       1.03%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      0.00            $13.71           0.06%            1.00%       1.03%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      0.00            $26.80          (0.05)%           1.00%       1.02%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      0.00            $26.80           0.15%            1.00%       1.02%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        0.00            $24.01           0.48%            1.02%       1.04%
APRIL 1, 1997 TO MARCH 31, 1998                            0.00            $25.91           0.65%            0.99%       N/A

GROWTH EQUITY

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              0.00            $26.99          (0.59)%           1.46%(4)    1.97%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      0.00            $23.87          (0.31)%           1.50%(4)    1.93%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      0.00            $39.89          (0.48)%           1.50%(4)    1.72%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         0.00            $36.83          (0.01)%           1.25%(4)    1.45%(4)
JUNE 1, 1998 TO MAY 31, 1999                               0.00            $36.17          (0.08)%           1.25%(4)    1.44%(4)
JUNE 1, 1997 TO MAY 31, 1998                               0.00            $35.73          (0.11)%           1.25%(4)    1.42%(4)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              0.00            $25.52          (1.34)%           2.21%(4)    2.68%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      0.00            $22.69          (1.06)%           2.25%(4)    2.65%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      0.00            $38.48          (1.20)%           2.25%(4)    2.58%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         0.00            $35.93          (0.76)%           2.00%(4)    2.45%(4)
JUNE 1, 1998 TO MAY 31, 1999                               0.00            $35.39          (0.83)%           2.00%(4)    2.45%(4)
JUNE 1, 1997 TO MAY 31, 1998                               0.00            $35.23          (0.85)%           2.00%(4)    2.45%(4)
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              0.00            $26.46          (1.33)%           2.21%(4)    2.58%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      0.00            $23.49          (1.06)%           2.25%(4)    2.32%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      0.00            $39.61          (1.16)%           2.25%(4)    2.75%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         0.00            $36.84          (0.87)%           2.00%(4)    6.22%(4)
OCTOBER 1, 1998 (3) TO MAY 31, 1999                        0.00            $36.29          (0.87)%           2.01%(4)    1.40%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              0.00            $27.11          (0.34)%           1.22%(4)    1.45%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      0.00            $24.00          (0.06)%           1.25%(4)    1.29%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      0.00            $39.98          (0.23)%           1.25%(4)    1.34%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         0.00            $36.82           0.05%            1.25%(4)    1.40%(4)
JUNE 1, 1998 TO MAY 31, 1999                               0.00            $36.17          (0.08)%           1.25%(4)    1.38%(4)
JUNE 1, 1997 TO MAY 31, 1998                               0.00            $35.72          (0.11)%           1.25%(4)    1.35%(4)

INDEX FUND

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              0.00            $46.02           1.18%            0.25%(4)    0.39%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      0.00            $42.00           1.11%            0.25%(4)    0.30%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      0.00            $59.73           1.02%            0.25%(4)    0.33%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         0.00            $53.67           1.17%            0.25%(4)    0.55%(4)
JUNE 1, 1998 TO MAY 31, 1999                               0.00            $54.83           1.28%            0.25%(4)    0.55%(4)
JUNE 1, 1997 TO MAY 31, 1998                               0.00            $46.36           1.53%            0.25%(4)    0.58%(4)

INTERNATIONAL

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              0.00            $15.08          (0.47)%           1.75%(4)    2.56%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      0.00            $14.51           0.00%            1.73%(4)    2.27%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      0.00            $25.10          (0.26)%           1.75%(4)    2.13%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         0.00            $23.73           0.92%            1.50%(4)    1.81%(4)
JUNE 1, 1998 TO MAY 31, 1999                               0.00            $22.78           0.37%            1.50%(4)    1.80%(4)
JUNE 1, 1997 TO MAY 31, 1998                               0.00            $23.84           0.44%            1.47%(4)    1.72%(4)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              0.00            $14.68          (1.15)%           2.50%(4)    3.06%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      0.00            $14.06          (0.74)%           2.48%(4)    2.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      0.00            $24.67          (0.96)%           2.50%(4)    2.88%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         0.00            $23.54           0.18%            2.25%(4)    2.92%(4)
JUNE 1, 1998 TO MAY 31, 1999                               0.00            $22.66          (0.30)%           2.25%(4)    2.89%(4)
JUNE 1, 1997 TO MAY 31, 1998                               0.00            $23.70          (0.29)%           2.22%(4)    2.81%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              0.00            $15.07          (0.16)%           1.50%(4)    1.53%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      0.00            $14.52           0.25%            1.48%(4)    1.48%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      0.00            $25.15          (0.06)%           1.50%(4)    1.53%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         0.00            $23.74           0.90%            1.50%(4)    1.58%(4)
JUNE 1, 1998 TO MAY 31, 1999                               0.00            $22.80           0.44%            1.50%(4)    1.61%(4)
JUNE 1, 1997 TO MAY 31, 1998                               0.00            $23.85           0.45%            1.47%(4)    1.50%(4)

                                                                      PORTFOLIO           NET ASSETS AT
                                                         TOTAL         TURNOVER           END OF PERIOD
                                                        RETURN(2)          RATE         (000'S OMITTED)
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               7.29%          53%             $  123,517
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (36.19)%         80%             $  156,641
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      14.55%          51%             $   52,561
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                      29.69%          38%             $   17,588
APRIL 1, 1998 TO SEPTEMBER 30, 1998                        (7.10)%         18%             $   14,355
APRIL 1, 1997 TO MARCH 31, 1998                            34.86%         137%             $   18,180

GROWTH EQUITY

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              17.01%          37%(7)          $   15,261
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (28.93)%         75%(7)          $   12,473
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      25.01%          78%(7)          $   17,726
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          1.82%          22%(7)          $   23,750
JUNE 1, 1998 TO MAY 31, 1999                                7.57%          73%(7)          $   17,335
JUNE 1, 1997 TO MAY 31, 1998                               22.55%          47%(7)          $   21,567
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              16.57%          37%(7)          $   19,850
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (29.46)%         75%(7)          $   17,319
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      24.11%          78%(7)          $   25,124
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          1.53%          22%(7)          $   19,211
JUNE 1, 1998 TO MAY 31, 1999                                6.78%          73%(7)          $   18,976
JUNE 1, 1997 TO MAY 31, 1998                               21.63%          47%(7)          $   16,615
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              16.60%          37%(7)          $    2,646
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (29.46)%         75%(7)          $    1,799
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      24.11%          78%(7)          $    2,240
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          1.52%          22%(7)          $      320
OCTOBER 1, 1998 (3) TO MAY 31, 1999                        25.73%          73%(7)          $       60
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              17.17%          37%(7)          $  530,739
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (28.74)%         75%(7)          $  476,031
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      25.32%          78%(7)          $  751,174
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          1.80%          22%(7)          $  644,215
JUNE 1, 1998 TO MAY 31, 1999                                7.60%          73%(7)          $  920,586
JUNE 1, 1997 TO MAY 31, 1998                               22.52%          47%(7)          $1,033,251

INDEX FUND

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              10.88%           2%(5)          $  774,492
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (26.63)%          2%(5)          $  733,380
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      13.06%           8%(5)          $  982,975
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         (1.00)%         11%(5)          $  813,861
JUNE 1, 1998 TO MAY 31, 1999                               20.57%           4%(5)          $1,154,289
JUNE 1, 1997 TO MAY 31, 1998                               30.32%           7%(5)          $  784,205

INTERNATIONAL

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               7.11%          97%(5)          $    2,061
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (28.46)%        144%(5)          $    2,421
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      15.81%         127%(5)          $    4,991
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          4.17%          23%(5)          $    2,726
JUNE 1, 1998 TO MAY 31, 1999                               (1.36)%         95%(7)          $    2,866
JUNE 1, 1997 TO MAY 31, 1998                               11.20%          37%(7)          $    3,342
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               6.77%          97%(5)          $    2,239
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (29.11)%        144%(5)          $    2,308
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      14.85%         127%(5)          $    3,233
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          3.88%          23%(5)          $    1,960
JUNE 1, 1998 TO MAY 31, 1999                               (2.08)%         95%(7)          $    1,973
JUNE 1, 1997 TO MAY 31, 1998                               10.39%          37%(7)          $    2,245
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               7.30%          97%(5)          $  187,281
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     (28.36)%        144%(5)          $  192,863
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      15.98%         127%(5)          $  285,713
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          4.12%          23%(5)          $  274,448
JUNE 1, 1998 TO MAY 31, 1999                               (1.32)%         95%(7)          $  271,240
JUNE 1, 1997 TO MAY 31, 1998                               11.19%          37%(7)          $  279,667

                                                                                         NET REALIZED
                                                             BEGINNING          NET               AND     DIVIDENDS    DISTRIBUTIONS
                                                             NET ASSET   INVESTMENT        UNREALIZED      FROM NET         FROM NET
                                                             VALUE PER       INCOME    GAIN (LOSS) ON    INVESTMENT         REALIZED
                                                                 SHARE       (LOSS)       INVESTMENTS        INCOME            GAINS
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   $10.50        (0.04)             0.98          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           $15.24         0.01             (4.44)         0.00          (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           $12.70         0.11              2.64         (0.13)         (0.08)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           $ 9.36        (0.02)             3.36          0.00           0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998                             $11.05         0.00             (1.69)         0.00           0.00
SEPTEMBER 24, 1997 (3) TO MARCH 31, 1998                        $10.00         0.02              1.03          0.00           0.00
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   $10.25        (0.08)             0.96          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           $14.99        (0.11)            (4.32)         0.00          (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           $12.54         0.06              2.54         (0.07)         (0.08)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           $ 9.30        (0.10)             3.34          0.00           0.00
APRIL 1, 1998 TO SEPTEMBER 30, 1998                             $11.01        (0.03)            (1.68)         0.00           0.00
SEPTEMBER 24, 1997 (3) TO MARCH 31, 1998                        $10.00        (0.01)             1.02          0.00           0.00
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   $10.24        (0.07)             0.95          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           $14.98        (0.07)            (4.36)         0.00          (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           $12.54         0.07              2.54         (0.09)         (0.08)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           $ 9.30        (0.04)             3.28          0.00           0.00
APRIL 1 ,1998 (3) TO SEPTEMBER 30, 1998                         $11.01        (0.03)            (1.68)         0.00           0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   $10.47        (0.02)             0.98          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           $15.17         0.01             (4.40)         0.00          (0.31)
NOVEMBER 8, 1999 (3) TO SEPTEMBER 30, 2000                      $13.61         0.12              1.66         (0.14)         (0.08)

LARGE CAP APPRECIATION

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   $ 9.53        (0.01)             0.50          0.00           0.00
AUGUST 31, 2001 (3) TO SEPTEMBER 30, 2001                       $10.00         0.00             (0.47)         0.00           0.00
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   $ 9.52        (0.03)             0.48          0.00           0.00
AUGUST 31, 2001 (3) TO SEPTEMBER 30, 2001                       $10.00         0.00             (0.48)         0.00           0.00
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   $ 9.53        (0.02)             0.46          0.00           0.00
AUGUST 31, 2001 (3) TO SEPTEMBER 30, 2001                       $10.00         0.00             (0.47)         0.00           0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   $ 9.53        (0.01)             0.51          0.00           0.00
AUGUST 31, 2001 (3) TO SEPTEMBER 30, 2001                       $10.00         0.01             (0.48)         0.00           0.00

LARGE COMPANY GROWTH

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   $44.57        (0.20)             6.57          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           $75.03        (0.37)           (29.21)         0.00          (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           $57.96        (0.49)            19.16          0.00          (1.60)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                              $58.09        (0.12)            (0.01)         0.00           0.00
OCTOBER 1, 1998 (3) TO MAY 31, 1999                             $38.48        (0.16)            20.82          0.00          (1.05)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   $41.18        (0.28)             6.04          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           $69.77        (0.62)           (27.09)         0.00          (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           $54.29        (0.72)            17.80          0.00          (1.60)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                              $54.50        (0.19)            (0.02)         0.00           0.00
OCTOBER 1, 1998 (3) TO MAY 31, 1999                             $39.80        (0.17)            15.92          0.00          (1.05)
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   $41.22        (0.58)             6.35          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           $69.85        (0.43)           (27.32)         0.00          (0.84)
NOVEMBER 8, 1999 (3) TO SEPTEMBER 30, 2000                      $59.32        (0.40)            12.53          0.00          (1.60)
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   $42.06        (0.11)             6.19          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           $70.71        (0.24)           (27.53)         0.00          (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           $54.60        (0.30)            18.01          0.00          (1.60)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                              $54.67        (0.07)             0.00          0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                                    $39.94        (0.17)            15.95          0.00          (1.05)
JUNE 1, 1997 TO MAY 31, 1998                                    $32.63        (0.11)            10.20          0.00          (2.78)
JUNE 1, 1996 TO MAY 31, 1997                                    $26.97        (0.03)             5.91          0.00          (0.22)

                                                       DISTRIBUTIONS         ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                        IN EXCESS OF      NET ASSET  -----------------------------------------------
                                                            REALIZED      VALUE PER  NET INVESTMENT           NET              GROSS
                                                               GAINS          SHARE   INCOME (LOSS)      EXPENSES        EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $11.44         (0.68)%         1.75%         2.20%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           0.00         $10.50          0.05%          1.75%         1.81%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           0.00         $15.24         (0.31)%         1.75%         2.00%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           0.00         $12.70         (0.17)%         1.75%         2.10%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                             0.00         $ 9.36          0.10%          1.75%         2.06%
SEPTEMBER 24, 1997 (3) TO MARCH 31, 1998                        0.00         $11.05          0.35%          1.75%         2.20%
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $11.13         (1.43)%         2.50%         3.20%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           0.00         $10.25         (0.72)%         2.50%         2.70%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           0.00         $14.99         (1.01)%         2.50%         2.95%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           0.00         $12.54         (0.81)%         2.40%         2.79%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                             0.00         $ 9.30         (0.56)%         2.40%         2.70%
SEPTEMBER 24, 1997 (3) TO MARCH 31, 1998                        0.00         $11.01         (0.31)%         2.40%         2.84%
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $11.12         (1.39)%         2.50%         6.17%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           0.00         $10.24         (0.69)%         2.50%         2.50%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           0.00         $14.98         (0.86)%         2.50%         3.02%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           0.00         $12.54         (0.78)%         2.37%         2.72%
APRIL 1 ,1998 (3) TO SEPTEMBER 30, 1998                         0.00         $ 9.30         (1.15)%         2.40%         2.66%
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $11.43         (0.41)%         1.50%         1.35%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           0.00         $10.47          0.31%          1.50%         1.53%
NOVEMBER 8, 1999 (3) TO SEPTEMBER 30, 2000                      0.00         $15.17          0.32%          1.50%         1.92%

LARGE CAP APPRECIATION

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $10.02         (0.08)%         1.20%(4)     12.85%(4)
AUGUST 31, 2001 (3) TO SEPTEMBER 30, 2001                       0.00         $ 9.53          1.17%          1.20%(4)      1.24%(4)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $ 9.97         (0.81)%         1.95%(4)     14.93%(4)
AUGUST 31, 2001 (3) TO SEPTEMBER 30, 2001                       0.00         $ 9.52         (0.24)%         1.95%(4)      1.78%(4)
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $ 9.97         (0.87)%         1.95%(4)     15.10%(4)
AUGUST 31, 2001 (3) TO SEPTEMBER 30, 2001                       0.00         $ 9.53          0.00%          1.95%(4)      1.83%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $10.03         (0.04)%         0.95%(4)     22.67%(4)
AUGUST 31, 2001 (3) TO SEPTEMBER 30, 2001                       0.00         $ 9.53          1.00%          0.95%(4)      0.86%(4)

LARGE COMPANY GROWTH

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $50.94         (0.70)%         1.20%(4)      1.49%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (0.04)        $44.57         (0.71)%         1.20%(4)      1.36%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           0.00         $75.03         (0.73)%         1.20%(4)      1.31%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                              0.00         $57.96         (0.58)%         1.20%(4)      1.40%(4)
OCTOBER 1, 1998 (3) TO MAY 31, 1999                             0.00         $58.09         (0.68)%         1.20%(4)      1.35%(4)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $46.94         (1.25)%         1.75%(4)      2.48%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (0.04)        $41.18         (1.26)%         1.75%(4)      2.19%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           0.00         $69.77         (1.28)%         1.75%(4)      2.15%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                              0.00         $54.29         (1.13)%         1.75%(4)      2.05%(4)
OCTOBER 1, 1998 (3) TO MAY 31, 1999                             0.00         $54.50         (1.22)%         1.76%(4)      2.15%(4)
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $46.99         (1.25)%         1.75%(4)      2.30%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (0.04)        $41.22         (1.26)%         1.75%(4)      2.15%(4)
NOVEMBER 8, 1999 (3) TO SEPTEMBER 30, 2000                      0.00         $69.85         (1.29)%         1.75%(4)      2.16%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $48.14         (0.49)%         0.99%(4)      1.06%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (0.04)        $42.06         (0.48)%         0.96%(4)      0.97%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           0.00         $70.71         (0.53)%         1.00%(4)      1.02%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                              0.00         $54.60         (0.38)%         1.00%(4)      1.04%(4)
JUNE 1, 1998 TO MAY 31, 1999                                    0.00         $54.67         (0.49)%         1.00%(4)      1.09%(4)
JUNE 1, 1997 TO MAY 31, 1998                                    0.00         $39.94         (0.36)%         1.00%(4)      1.03%(4)
JUNE 1, 1996 TO MAY 31, 1997                                    0.00         $32.63         (0.18)%         0.99%         1.09%

                                                                          PORTFOLIO          NET ASSETS AT
                                                                  TOTAL    TURNOVER          END OF PERIOD
                                                              RETURN(2)        RATE        (000'S OMITTED)
----------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                    8.95%           9%             $   31,802
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (29.59)%         36%             $   30,727
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           21.65%          26%             $   43,659
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           35.68%          41%             $   35,779
APRIL 1, 1998 TO SEPTEMBER 30, 1998                            (15.29)%         21%             $   23,857
SEPTEMBER 24, 1997 (3) TO MARCH 31, 1998                        10.52%          12%             $   26,770
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                    8.59%           9%             $   41,971
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (30.12)%         36%             $   41,122
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           20.65%          26%             $   63,019
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           34.84%          41%             $   37,911
APRIL 1, 1998 TO SEPTEMBER 30, 1998                            (15.53)%         21%             $   30,070
SEPTEMBER 24, 1997 (3) TO MARCH 31, 1998                        10.10%          12%             $   33,003
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                    8.59%           9%             $    3,339
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (30.14)%         36%             $    2,704
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           20.72%          26%             $    2,857
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           34.84%          41%             $      673
APRIL 1 ,1998 (3) TO SEPTEMBER 30, 1998                        (15.53)%         21%             $      297
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                    9.17%           9%             $  124,938
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (29.47)%         36%             $  108,796
NOVEMBER 8, 1999 (3) TO SEPTEMBER 30, 2000                      13.01%          26%             $  122,397

LARGE CAP APPRECIATION

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                    5.14%          61%(5)          $    1,032
AUGUST 31, 2001 (3) TO SEPTEMBER 30, 2001                       (4.70)%         10%(5)          $       41
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                    4.73%          61%(5)          $    1,302
AUGUST 31, 2001 (3) TO SEPTEMBER 30, 2001                       (4.80)%         10%(5)          $       91
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                    4.62%          61%(5)          $      201
AUGUST 31, 2001 (3) TO SEPTEMBER 30, 2001                       (4.70)%         10%(5)          $       26
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                    5.25%          61%(5)          $    2,444
AUGUST 31, 2001 (3) TO SEPTEMBER 30, 2001                       (4.70)%         10%(5)          $       10

LARGE COMPANY GROWTH

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   14.29%           6%(5)          $  244,639
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (39.85)%         13%(5)          $  202,514
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           32.50%           9%(5)          $  303,948
JUNE 1, 1999 TO SEPTEMBER 30, 1999                              (0.22)%          5%(5)          $  188,890
OCTOBER 1, 1998 (3) TO MAY 31, 1999                             54.16%          28%(5)          $  191,233
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   13.99%           6%(5)          $  355,166
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (40.18)%         13%(5)          $  307,706
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           31.75%           9%(5)          $  461,918
JUNE 1, 1999 TO SEPTEMBER 30, 1999                              (0.39)%          5%(5)          $  201,351
OCTOBER 1, 1998 (3) TO MAY 31, 1999                             40.01%          28%(5)          $  156,870
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   14.00%           6%(5)          $   38,313
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (40.19)%         13%(5)          $   27,189
NOVEMBER 8, 1999 (3) TO SEPTEMBER 30, 2000                      20.72%           9%(5)          $   25,463
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   14.46%           6%(5)          $1,341,606
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          (39.73)%         13%(5)          $1,066,607
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           32.74%           9%(5)          $1,532,428
JUNE 1, 1999 TO SEPTEMBER 30, 1999                              (0.13)%          5%(5)          $  801,943
JUNE 1, 1998 TO MAY 31, 1999                                    39.96%          28%(5)          $  645,385
JUNE 1, 1997 TO MAY 31, 1998                                    32.29%          13%(5)          $  232,499
JUNE 1, 1996 TO MAY 31, 1997                                    21.93%          24%             $  131,768

                                                                                       NET REALIZED
                                                           BEGINNING          NET               AND     DIVIDENDS  DISTRIBUTIONS
                                                           NET ASSET   INVESTMENT        UNREALIZED      FROM NET       FROM NET
                                                           VALUE PER       INCOME    GAIN (LOSS) ON    INVESTMENT       REALIZED
                                                               SHARE       (LOSS)       INVESTMENTS        INCOME          GAINS
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                 $ 4.45        (0.03)             1.20          0.00           0.00
OCTOBER 16, 2000 (3) TO SEPTEMBER 30, 2001                    $10.00        (0.04)            (5.51)         0.00           0.00
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                 $ 4.42        (0.05)             1.20          0.00           0.00
OCTOBER 16, 2000 (3) TO SEPTEMBER 30, 2001                    $10.00        (0.08)            (5.50)         0.00           0.00
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                 $ 4.42        (0.05)             1.20          0.00           0.00
OCTOBER 16, 2000 (3) TO SEPTEMBER 30, 2001                    $10.00        (0.06)            (5.52)         0.00           0.00

SIFE SPECIALIZED FINANCIAL SERVICES

CLASS A
JANUARY 1, 2002 TO MARCH  31, 2002 (UNAUDITED)                $ 5.38         0.02              0.35         (0.01)          0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001                          $ 5.80         0.06             (0.24)        (0.06)         (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000                          $ 5.21         0.08              0.96         (0.08)         (0.37)
JANUARY 1, 1999 TO DECEMBER 31, 1999                          $ 6.26         0.07             (0.56)        (0.07)         (0.49)
JANUARY 1, 1998 TO DECEMBER 31, 1998                          $ 6.45         0.07              0.24         (0.07)         (0.43)
JANUARY 1, 1997 TO DECEMBER 31, 1997                          $ 4.86         0.08              2.07         (0.08)         (0.48)
CLASS B
JANUARY 1, 2002 TO MARCH  31, 2002 (UNAUDITED)                $ 5.38         0.00              0.35          0.00           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001                          $ 5.80         0.01             (0.24)        (0.01)         (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000                          $ 5.21         0.03              0.96         (0.03)         (0.37)
JANUARY 1, 1999 TO DECEMBER 31, 1999                          $ 6.26         0.00             (0.56)         0.00          (0.49)
JANUARY 1, 1998 TO DECEMBER 31, 1998                          $ 6.45         0.00              0.24          0.00          (0.43)
MAY 1, 1997 (3) TO DECEMBER 31, 1997                          $ 5.41         0.01              1.53         (0.02)         (0.48)
CLASS C
JANUARY 1, 2002 TO MARCH  31, 2002 (UNAUDITED)                $ 5.37         0.00              0.34          0.00           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001                          $ 5.79         0.01             (0.24)        (0.01)         (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000                          $ 5.20         0.02              0.96         (0.02)         (0.37)
JANUARY 1, 1999 TO DECEMBER 31, 1999                          $ 6.24         0.00             (0.55)         0.00          (0.49)
JANUARY 1, 1998 TO DECEMBER 31, 1998                          $ 6.46         0.00              0.21          0.00          (0.43)
MAY 1, 1997 (3) TO DECEMBER 31, 1997                          $ 5.41         0.01              1.54         (0.02)         (0.48)

SMALL CAP GROWTH

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                 $13.23        (0.08)             3.01          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         $43.48        (0.17)           (22.23)         0.00          (7.85)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         $26.23        (0.08)            19.88          0.00          (2.55)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         $17.86        (0.18)             9.99          0.00          (1.44)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           $25.62        (0.09)            (7.67)         0.00           0.00
APRIL 1, 1997 TO MARCH 31, 1998                               $18.98        (0.06)             8.76          0.00          (2.06)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                 $12.78        (0.14)             2.92          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         $42.33        (0.26)           (21.66)         0.00          (7.63)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         $25.72        (0.14)            19.25          0.00          (2.50)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         $17.64        (0.36)             9.86          0.00          (1.42)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           $25.38        (0.18)            (7.56)         0.00           0.00
APRIL 1, 1997 TO MARCH 31, 1998                               $18.93        (0.11)             8.61          0.00          (2.05)
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                 $12.77        (0.14)             2.92          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         $42.31        (0.27)           (21.64)         0.00          (7.63)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         $25.71        (0.08)            19.18          0.00          (2.50)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         $17.63        (0.39)             9.89          0.00          (1.42)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           $25.38        (0.18)            (7.57)         0.00           0.00
DECEMBER 15, 1997 (3) TO MARCH 31, 1998                       $21.77        (0.08)             3.69          0.00           0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                 $13.49        (0.07)             3.08          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                         $44.27        (0.19)           (22.60)         0.00          (7.99)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                         $26.66        (0.13)            20.34          0.00          (2.60)
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                         $18.02        (0.28)            10.38          0.00          (1.46)
APRIL 1, 1998 TO SEPTEMBER 30, 1998                           $25.77        (0.02)            (7.73)         0.00           0.00
APRIL 1, 1997 TO MARCH 31, 1998                               $19.01         0.00              8.84         (0.01)         (2.07)

                                                       DISTRIBUTIONS         ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                        IN EXCESS OF      NET ASSET  -----------------------------------------------
                                                            REALIZED      VALUE PER  NET INVESTMENT           NET              GROSS
                                                               GAINS          SHARE   INCOME (LOSS)      EXPENSES        EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00          $5.62          (1.08)%         1.40%          3.55%
OCTOBER 16, 2000 (3) TO SEPTEMBER 30, 2001                      0.00          $4.45          (0.92)%         1.40%          2.47%
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00          $5.57          (1.83)%         2.15%          4.57%
OCTOBER 16, 2000 (3) TO SEPTEMBER 30, 2001                      0.00          $4.42          (1.68)%         2.15%          3.17%
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00          $5.57          (1.82)%         2.15%          5.84%
OCTOBER 16, 2000 (3) TO SEPTEMBER 30, 2001                      0.00          $4.42          (1.68)%         2.15%          3.77%

SIFE SPECIALIZED FINANCIAL SERVICES

CLASS A
JANUARY 1, 2002 TO MARCH  31, 2002 (UNAUDITED)                  0.00          $5.74           1.10%          1.29%          1.42%
JANUARY 1, 2001 TO DECEMBER 31, 2001                            0.00          $5.38           1.15%          1.25%          1.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000                            0.00          $5.80           1.48%          1.25%          1.25%
JANUARY 1, 1999 TO DECEMBER 31, 1999                            0.00          $5.21           1.07%          1.25%          1.25%
JANUARY 1, 1998 TO DECEMBER 31, 1998                            0.00          $6.26           1.04%          1.25%          1.25%
JANUARY 1, 1997 TO DECEMBER 31, 1997                            0.00          $6.45           1.38%          1.25%          1.25%
CLASS B
JANUARY 1, 2002 TO MARCH  31, 2002 (UNAUDITED)                  0.00          $5.73           0.16%          2.19%          2.30%
JANUARY 1, 2001 TO DECEMBER 31, 2001                            0.00          $5.38           0.16%          2.25%          2.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000                            0.00          $5.80           0.50%          2.25%          2.25%
JANUARY 1, 1999 TO DECEMBER 31, 1999                            0.00          $5.21           0.06%          2.25%          2.25%
JANUARY 1, 1998 TO DECEMBER 31, 1998                            0.00          $6.26           0.00%          2.25%          2.25%
MAY 1, 1997 (3) TO DECEMBER 31, 1997                            0.00          $6.45           0.30%          2.22%          2.22%
CLASS C
JANUARY 1, 2002 TO MARCH  31, 2002 (UNAUDITED)                  0.00          $5.71           0.16%          2.18%          2.30%
JANUARY 1, 2001 TO DECEMBER 31, 2001                            0.00          $5.37           0.16%          2.25%          2.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000                            0.00          $5.79           0.50%          2.25%          2.25%
JANUARY 1, 1999 TO DECEMBER 31, 1999                            0.00          $5.20           0.06%          2.25%          2.25%
JANUARY 1, 1998 TO DECEMBER 31, 1998                            0.00          $6.24           0.00%          2.25%          2.25%
MAY 1, 1997 (3) TO DECEMBER 31, 1997                            0.00          $6.46           0.30%          2.25%          2.25%

SMALL CAP GROWTH

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $16.16          (1.11)%         1.40%          1.68%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           0.00         $13.23          (0.86)%         1.36%          1.61%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           0.00         $43.48          (0.78)%         1.29%          1.86%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           0.00         $26.23          (0.92)%         1.35%          1.53%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                             0.00         $17.86          (0.82)%         1.36%          1.49%
APRIL 1, 1997 TO MARCH 31, 1998                                 0.00         $25.62          (0.43)%(9)      1.22%(9)       1.57%(9)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $15.56          (1.86)%         2.15%          3.11%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           0.00         $12.78          (1.60)%         2.10%          2.32%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           0.00         $42.33          (1.53)%         2.04%          2.72%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           0.00         $25.72          (1.67)%         2.09%          2.29%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                             0.00         $17.64          (1.56)%         2.11%          2.13%
APRIL 1, 1997 TO MARCH 31, 1998                                 0.00         $25.38          (1.13)%(9)      1.92%(9)       2.21%(9)
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $15.55          (1.86)%         2.15%          3.73%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           0.00         $12.77          (1.60)%         2.10%          2.18%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           0.00         $42.31          (1.53)%         2.04%          2.44%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           0.00         $25.71          (1.68)%         2.10%          2.68%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                             0.00         $17.63          (1.56)%         2.11%          2.71%
DECEMBER 15, 1997 (3) TO MARCH 31, 1998                         0.00         $25.38          (1.17)%         2.10%          2.66%
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                   0.00         $16.50          (0.91)%         1.20%          1.28%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           0.00         $13.49          (0.71)%         1.20%          1.27%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                           0.00         $44.27          (0.68)%         1.20%          1.43%
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                           0.00         $26.66          (0.38)%         0.76%          1.29%
APRIL 1, 1998 TO SEPTEMBER 30, 1998                             0.00         $18.02          (0.21)%         0.76%          1.21%
APRIL 1, 1997 TO MARCH 31, 1998                                 0.00         $25.77           0.01%(9)       0.75%(9)       1.26%(9)

                                                                  PORTFOLIO           NET ASSETS AT
                                                      TOTAL        TURNOVER           END OF PERIOD
                                                  RETURN(2)            RATE         (000'S OMITTED)
---------------------------------------------------------------------------------------------------
MID CAP GROWTH
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        26.29%         156%             $    5,753
OCTOBER 16, 2000 (3) TO SEPTEMBER 30, 2001          (55.50)%        285%(5)          $    3,912
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        26.02          156%             $    6,053
OCTOBER 16, 2000 (3) TO SEPTEMBER 30, 2001          (55.80)%        285%(5)          $    4,481
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        26.02          156%             $      791
OCTOBER 16, 2000 (3) TO SEPTEMBER 30, 2001          (55.80)%        285%(5)          $      605

SIFE SPECIALIZED FINANCIAL SERVICES

CLASS A
JANUARY 1, 2002 TO MARCH  31, 2002 (UNAUDITED)       11.78%          61%             $  700,300
JANUARY 1, 2001 TO DECEMBER 31, 2001                 (2.90)%         11%             $  679,747
JANUARY 1, 2000 TO DECEMBER 31, 2000                 21.00%          16%             $  780,213
JANUARY 1, 1999 TO DECEMBER 31, 1999                 (8.50)%         25%             $  862,539
JANUARY 1, 1998 TO DECEMBER 31, 1998                  5.10%          31%             $1,132,041
JANUARY 1, 1997 TO DECEMBER 31, 1997                 44.80%          63%             $1,134,378
CLASS B
JANUARY 1, 2002 TO MARCH  31, 2002 (UNAUDITED)       11.30%          61%             $   26,254
JANUARY 1, 2001 TO DECEMBER 31, 2001                 (3.90)%         11%             $   24,732
JANUARY 1, 2000 TO DECEMBER 31, 2000                 19.80%          16%             $   26,965
JANUARY 1, 1999 TO DECEMBER 31, 1999                 (9.40)%         25%             $   31,250
JANUARY 1, 1998 TO DECEMBER 31, 1998                  4.10%          31%             $   39,294
MAY 1, 1997 (3) TO DECEMBER 31, 1997                 28.90%          63%             $   16,115
CLASS C
JANUARY 1, 2002 TO MARCH  31, 2002 (UNAUDITED)       11.13%          61%             $    2,291
JANUARY 1, 2001 TO DECEMBER 31, 2001                 (3.90)%         11%             $    2,071
JANUARY 1, 2000 TO DECEMBER 31, 2000                 19.80%          16%             $    2,139
JANUARY 1, 1999 TO DECEMBER 31, 1999                 (9.30)%         25%             $    3,197
JANUARY 1, 1998 TO DECEMBER 31, 1998                  3.60%          31%             $    3,551
MAY 1, 1997 (3) TO DECEMBER 31, 1997                 29.10%          63%             $    1,320

SMALL CAP GROWTH

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        22.15%          94%             $  131,534
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001               (59.99)%        250%             $  101,201
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                81.03%         263%             $  203,164
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                58.81%         249%             $   16,662
APRIL 1, 1998 TO SEPTEMBER 30, 1998                 (30.29)%        110%             $   10,899
APRIL 1, 1997 TO MARCH 31, 1998                      47.03%         291%(10)         $   15,611
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        21.75%          94%             $   54,125
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001               (60.30)%        250%             $   44,832
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                79.74%         263%             $  116,520
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                57.66%         249%             $   18,718
APRIL 1, 1998 TO SEPTEMBER 30, 1998                 (30.50)%        110%             $   13,071
APRIL 1, 1997 TO MARCH 31, 1998                      46.02%         291%(10)         $   15,320
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        21.77%          94%             $   13,713
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001               (60.31)%        250%             $   10,856
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                79.72%         263%             $   28,018
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                57.69%         249%             $    1,711
APRIL 1, 1998 TO SEPTEMBER 30, 1998                 (30.54)%        110%             $    1,426
DECEMBER 15, 1997 (3) TO MARCH 31, 1998              16.58%         291%             $    2,495
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)        22.31%          94%             $  121,484
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001               (59.93)%        250%             $   96,626
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                81.35%         263%             $  186,315
OCTOBER 1, 1998 TO SEPTEMBER 30, 1999                59.98%         249%             $   22,023
APRIL 1, 1998 TO SEPTEMBER 30, 1998                 (30.07)%        110%             $   56,438
APRIL 1, 1997 TO MARCH 31, 1998                      47.70%         291%(10)         $   78,856

                                                                                        NET REALIZED
                                                            BEGINNING          NET               AND     DIVIDENDS  DISTRIBUTIONS
                                                            NET ASSET   INVESTMENT        UNREALIZED      FROM NET       FROM NET
                                                            VALUE PER       INCOME    GAIN (LOSS) ON    INVESTMENT       REALIZED
                                                                SHARE       (LOSS)       INVESTMENTS        INCOME          GAINS
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                  $26.41        (0.13)             5.53          0.00          (1.52)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          $29.92        (0.06)            (0.98)         0.00          (2.47)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          $20.50        (0.23)             9.65          0.00           0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999                             $20.50        (0.04)             0.04          0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                                   $23.60        (0.11)            (2.97)         0.00          (0.02)
JUNE 1, 1997 TO MAY 31, 1998                                   $19.83        (0.07)             4.37          0.00          (0.53)
OCTOBER 9, 1996 (3) TO MAY 31, 1997                            $17.39        (0.01)             2.46          0.00          (0.01)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                  $25.36        (0.22)             5.29          0.00          (1.52)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          $29.03        (0.35)            (0.85)         0.00          (2.47)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          $20.03        (0.31)             9.31          0.00           0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999                             $20.09        (0.09)             0.03          0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                                   $23.32        (0.31)            (2.90)         0.00          (0.02)
JUNE 1, 1997 TO MAY 31, 1998                                   $19.75        (0.05)             4.15          0.00          (0.53)
NOVEMBER 8, 1996 (3) TO MAY 31, 1997                           $17.41        (0.05)             2.40          0.00          (0.01)
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                  $26.49        (0.10)             5.54          0.00          (1.52)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          $29.97        (0.10)            (0.91)         0.00          (2.47)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          $20.50        (0.11)             9.58          0.00           0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999                             $20.51        (0.03)             0.02          0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                                   $23.61        (0.11)            (2.97)         0.00          (0.02)
JUNE 1, 1997 TO MAY 31, 1998                                   $19.84        (0.06)             4.36          0.00          (0.53)
AUGUST 15, 1996 (3) TO MAY 31, 1997                            $16.26        (0.01)             3.60          0.00          (0.01)

SMALL CAP VALUE

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                  $ 8.23        (0.01)             2.32          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          $10.62        (0.02)            (2.37)         0.00           0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          $ 8.51        (0.02)             2.13          0.00           0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999                             $ 8.04        (0.02)             0.49          0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                                   $10.16        (0.03)            (2.08)         0.00          (0.01)
OCTOBER 15, 1997 (3) TO MAY 31, 1998                           $10.00        (0.01)             0.17          0.00           0.00

SMALL COMPANY GROWTH

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                  $21.73        (0.10)             3.87          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                          $36.22        (0.10)            (7.26)         0.00          (7.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                          $27.03        (0.22)             9.41          0.00           0.00
JUNE 1, 1999 TO SEPTEMBER 30, 1999                             $27.44        (0.05)            (0.36)         0.00           0.00
JUNE 1, 1998 TO MAY 31, 1999                                   $33.69        (0.15)            (3.67)         0.00          (2.43)
JUNE 1, 1997 TO MAY 31, 1998                                   $31.08        (0.23)             6.88          0.00          (4.04)

SMALL COMPANY VALUE

CLASS A
JANUARY 31, 2002 (3) TO MARCH 31, 2002 (UNAUDITED)             $10.00         0.00              1.54          0.00           0.00
CLASS B
JANUARY 31, 2002 (3) TO MARCH 31, 2002 (UNAUDITED)             $10.00         0.00              1.53          0.00           0.00
INSTITUTIONAL CLASS
JANUARY 31, 2002 (3) TO MARCH 31, 2002 (UNAUDITED)             $10.00         0.01              1.54          0.00           0.00

SPECIALIZED HEALTH SCIENCES

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                  $ 9.70        (0.05)             0.55          0.00           0.00
APRIL 2, 2001 (3) TO SEPTEMBER 30, 2001                        $10.00        (0.03)            (0.27)         0.00           0.00
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                  $ 9.66        (0.09)             0.55          0.00           0.00
APRIL 2, 2001 (3) TO SEPTEMBER 30, 2001                        $10.00        (0.06)            (0.28)         0.00           0.00
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                  $ 9.66        (0.09)             0.55          0.00           0.00
APRIL 2, 2001 (3) TO SEPTEMBER 30, 2001                        $10.00        (0.06)            (0.28)         0.00           0.00

                                                 DISTRIBUTIONS            ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                  IN EXCESS OF         NET ASSET     -----------------------------------------------
                                                      REALIZED         VALUE PER     NET INVESTMENT           NET              GROSS
                                                         GAINS             SHARE      INCOME (LOSS)      EXPENSES        EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             0.00            $30.29             (0.93)%        1.40%           2.19%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     0.00            $26.41             (0.51)%        1.40%           1.86%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                     0.00            $29.92             (0.60)%        1.40%           1.64%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                        0.00            $20.50             (0.44)%        1.25%           1.41%
JUNE 1, 1998 TO MAY 31, 1999                              0.00            $20.50             (0.47)%        1.25%(4)        1.49%(4)
JUNE 1, 1997 TO MAY 31, 1998                              0.00            $23.60             (0.43)%        1.27%(4)        1.86%(4)
OCTOBER 9, 1996 (3) TO MAY 31, 1997                       0.00            $19.83             (0.18)%        1.25%(4)       10.51%(4)
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             0.00            $28.91             (1.68)%        2.15%           3.26%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     0.00            $25.36             (1.26)%        2.15%           2.61%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                     0.00            $29.03             (1.33)%        2.15%           2.26%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                        0.00            $20.03             (1.19)%        2.00%           2.48%
JUNE 1, 1998 TO MAY 31, 1999                              0.00            $20.09             (1.28)%        2.06%(4)        2.51%(4)
JUNE 1, 1997 TO MAY 31, 1998                              0.00            $23.32             (1.21)%        2.02%(4)        3.05%(4)
NOVEMBER 8, 1996 (3) TO MAY 31, 1997                      0.00            $19.75             (0.99)%        2.06%(4)       27.27%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             0.00            $30.41             (0.78)%        1.25%           1.32%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     0.00            $26.49             (0.37)%        1.25%           1.33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                     0.00            $29.97             (0.45)%        1.25%           1.28%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                        0.00            $20.50             (0.44)%        1.25%           1.29%
JUNE 1, 1998 TO MAY 31, 1999                              0.00            $20.51             (0.47)%        1.25%(4)        1.35%(4)
JUNE 1, 1997 TO MAY 31, 1998                              0.00            $23.61             (0.40)%        1.25%(4)        1.38%(4)
AUGUST 15, 1996 (3) TO MAY 31, 1997                       0.00            $19.84             (0.16)%        1.25%(4)        1.89%(4)

SMALL CAP VALUE

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             0.00            $10.54             (0.27)%        1.25%(4)        1.89%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     0.00            $ 8.23             (0.08)%        1.25%(4)        1.28%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                     0.00            $10.62             (0.48)%        1.25%(4)        1.37%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                        0.00            $ 8.51             (0.60)%        1.29%(4)        1.71%(4)
JUNE 1, 1998 TO MAY 31, 1999                              0.00            $ 8.04             (0.46)%        1.30%(4)        1.72%(4)
OCTOBER 15, 1997 (3) TO MAY 31, 1998                      0.00            $10.16             (0.56)%        1.30%(4)        3.54%(4)

SMALL COMPANY GROWTH

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             0.00            $25.50             (0.76)%        1.21%(4)        1.23%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     0.00            $21.73             (0.44)%        1.21%(4)        1.21%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                     0.00            $36.22             (0.59)%        1.25%(4)        1.27%(4)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                        0.00            $27.03             (0.52)%        1.25%(4)        1.30%(4)
JUNE 1, 1998 TO MAY 31, 1999                              0.00            $27.44             (0.52)%        1.25%(4)        1.30%(4)
JUNE 1, 1997 TO MAY 31, 1998                              0.00            $33.69             (0.73)%        1.25%(4)        1.26%(4)

SMALL COMPANY VALUE

CLASS A
JANUARY 31, 2002 (3) TO MARCH 31, 2002 (UNAUDITED)        0.00            $11.54              0.39%         1.40%(4)        1.51%(4)
CLASS B
JANUARY 31, 2002 (3) TO MARCH 31, 2002 (UNAUDITED)        0.00            $11.53             (0.29)%        2.15%(4)        2.26%(4)
INSTITUTIONAL CLASS
JANUARY 31, 2002 (3) TO MARCH 31, 2002 (UNAUDITED)        0.00            $11.55              0.34%         1.25%(4)        1.31%(4)

SPECIALIZED HEALTH SCIENCES

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             0.00            $10.20             (1.11)%        1.65%           1.92%
APRIL 2, 2001 (3) TO SEPTEMBER 30, 2001                   0.00            $ 9.70             (0.95)%        1.65%           2.66%
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             0.00            $10.12             (1.86)%        2.40%           2.86%
APRIL 2, 2001 (3) TO SEPTEMBER 30, 2001                   0.00            $ 9.66             (1.67)%        2.40%           3.46%
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             0.00            $10.12             (1.86)%        2.40%           2.86%
APRIL 2, 2001 (3) TO SEPTEMBER 30, 2001                   0.00            $ 9.66             (1.71)%        2.40%           3.99%

                                                                  PORTFOLIO           NET ASSETS AT
                                                         TOTAL     TURNOVER           END OF PERIOD
                                                     RETURN(2)         RATE         (000'S OMITTED)
---------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)           20.73%          59%               $  6,089
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                   (3.58)%        117%               $  4,704
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                   45.95%         165%               $  4,840
JUNE 1, 1999 TO SEPTEMBER 30, 1999                       0.00%          40%               $  7,633
JUNE 1, 1998 TO MAY 31, 1999                           (13.03)%        119%(5)            $  4,698
JUNE 1, 1997 TO MAY 31, 1998                            21.97%          55%(5)            $  6,870
OCTOBER 9, 1996 (3) TO MAY 31, 1997                     11.37%          34%(5)            $    522
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)           20.28%          59%               $  6,375
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                   (4.29)%        117%               $  5,291
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                   44.93%         165%               $  5,438
JUNE 1, 1999 TO SEPTEMBER 30, 1999                      (0.30)%         40%               $  4,089
JUNE 1, 1998 TO MAY 31, 1999                           (13.74)%        119%(5)            $  4,187
JUNE 1, 1997 TO MAY 31, 1998                            21.03%          55%(5)            $  6,140
NOVEMBER 8, 1996 (3) TO MAY 31, 1997                    13.53%          34%(5)            $    158
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)           20.82%          59%               $374,013
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                   (3.46)%        117%               $283,154
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                   46.20%         165%               $271,936
JUNE 1, 1999 TO SEPTEMBER 30, 1999                      (0.05)%         40%               $195,283
JUNE 1, 1998 TO MAY 31, 1999                           (13.02)%        119%(5)            $201,816
JUNE 1, 1997 TO MAY 31, 1998                            21.95%          55%(5)            $284,828
AUGUST 15, 1996 (3) TO MAY 31, 1997                     11.42%          34%(5)            $ 77,174

SMALL CAP VALUE

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)           28.07%          52%(5)            $ 18,636
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                  (22.50)%        131%(5)            $ 18,907
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                   24.79%         124%(5)            $ 42,605
JUNE 1, 1999 TO SEPTEMBER 30, 1999                       5.85%          49%(5)            $ 17,404
JUNE 1, 1998 TO MAY 31, 1999                           (20.77)%        108%(5)            $ 16,791
OCTOBER 15, 1997 (3) TO MAY 31, 1998                     1.60%          79%(5)(6)         $  6,422

SMALL COMPANY GROWTH

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)           17.35%          91%(5)            $495,668
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                  (23.33)%        206%(5)            $431,695
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                   34.00%         203%(5)            $603,584
JUNE 1, 1999 TO SEPTEMBER 30, 1999                      (1.49)%         55%(5)            $515,292
JUNE 1, 1998 TO MAY 31, 1999                           (10.72)%        154%(5)            $557,516
JUNE 1, 1997 TO MAY 31, 1998                            22.38%         123%(5)            $748,269

SMALL COMPANY VALUE

CLASS A
JANUARY 31, 2002 (3) TO MARCH 31, 2002 (UNAUDITED       35.80%          48%(5)            $  1,404
CLASS B
JANUARY 31, 2002 (3) TO MARCH 31, 2002 (UNAUDITED       35.34%          48%(5)            $  1,189
INSTITUTIONAL CLASS
JANUARY 31, 2002 (3) TO MARCH 31, 2002 (UNAUDITED       35.99%          48%(5)            $    435

SPECIALIZED HEALTH SCIENCES

CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)            5.15%          66%               $ 16,733
APRIL 2, 2001 (3) TO SEPTEMBER 30, 2001                 (3.00)%         48%               $ 12,331
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)            4.76%          66%               $ 21,188
APRIL 2, 2001 (3) TO SEPTEMBER 30, 2001                 (3.40)%         48%               $ 16,320
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)            4.76%          66%               $  2,964
APRIL 2, 2001 (3) TO SEPTEMBER 30, 2001                 (3.40)%         48%               $  2,277

                                                                                    NET REALIZED
                                                        BEGINNING          NET               AND     DIVIDENDS  DISTRIBUTIONS
                                                        NET ASSET   INVESTMENT        UNREALIZED      FROM NET       FROM NET
                                                        VALUE PER       INCOME    GAIN (LOSS) ON    INVESTMENT       REALIZED
                                                            SHARE       (LOSS)       INVESTMENTS        INCOME          GAINS
-----------------------------------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $ 3.02        (0.03)             0.81          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $10.11        (0.02)            (7.07)         0.00           0.00
SEPTEMBER 18, 2000 (3) TO SEPTEMBER 30, 2000               $10.00         0.00              0.11          0.00           0.00
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $ 3.00        (0.04)             0.79          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $10.11        (0.06)            (7.05)         0.00           0.00
SEPTEMBER 18, 2000 (3) TO SEPTEMBER 30, 2000               $10.00         0.00              0.11          0.00           0.00
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              $ 3.00        (0.04)             0.79          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      $10.11        (0.06)            (7.05)         0.00           0.00
SEPTEMBER 18, 2000 (3) TO SEPTEMBER 30, 2000               $10.00         0.00              0.11          0.00           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                 DISTRIBUTIONS        ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                  IN EXCESS OF     NET ASSET    ---------------------------------------------
                                                      REALIZED     VALUE PER    NET INVESTMENT           NET           GROSS
                                                         GAINS         SHARE     INCOME (LOSS)      EXPENSES     EXPENSES(1)
-----------------------------------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             0.00        $ 3.80             (1.46)%        1.75%           2.61%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     0.00        $ 3.02             (0.47)%        1.75%           2.00%
SEPTEMBER 18, 2000 (3) TO SEPTEMBER 30, 2000              0.00        $10.11             (0.13)%        1.75%           2.02%
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             0.00        $ 3.75             (2.22)%        2.50%           3.61%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     0.00        $ 3.00             (1.24)%        2.50%           2.72%
SEPTEMBER 18, 2000 (3) TO SEPTEMBER 30, 2000              0.00        $10.11             (0.88)%        2.50%           2.77%
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)             0.00        $ 3.75             (2.22)%        2.50%           3.29%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                     0.00        $ 3.00             (1.22)%        2.50%           2.66%
SEPTEMBER 18, 2000 (3) TO SEPTEMBER 30, 2000              0.00        $10.11             (0.90)%        2.50%           2.77%

                                                                 PORTFOLIO           NET ASSETS AT
                                                        TOTAL     TURNOVER           END OF PERIOD
                                                    RETURN(2)         RATE         (000'S OMITTED)
--------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)           25.83%         206%                $27,362
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                  (70.13)%        773%                $22,946
SEPTEMBER 18, 2000 (3) TO SEPTEMBER 30, 2000             1.10%           7%                $42,626
CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)           25.00%         206%                $41,519
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                  (70.33)%        773%                $34,218
SEPTEMBER 18, 2000 (3) TO SEPTEMBER 30, 2000             1.10%           7%                $52,958
CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)           25.00%         206%                $ 8,868
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                  (70.33)%        773%                $ 7,320
SEPTEMBER 18, 2000 (3) TO SEPTEMBER 30, 2000             1.10%           7%                $14,176

STOCK FUNDS                                        NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3)  Commencement of operations.

(4) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(6) The Portfolio in which the Fund invests had a different period of operations than the Fund.

(7) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(8)  Actual dividends per share were less than $0.01.

(9) This ratio includes activity of the Master Portfolio prior to December 15, 1997.

(10) The portfolio turnover for and average commission rate paid include activity of the Master Portfolio prior to December 15, 1997.

(11) The Fund operated as a series of Pacifica Funds Trust from its commencement of operations until it was reorganized as a series of Stagecoach Funds, Inc. on September 6, 1996. In conjunction with the reorganization, existing Investor Shares were converted into Class A shares of the Fund and Wells Fargo Bank N.A. assumed investment advisory responsibilities. Prior to April 1, 1996, the Fund was advised by First Interstate Capital Management, Inc. ("FICM"). In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management Incorporated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                       STOCK FUNDS



NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the Diversified Equity, Diversified Small Cap, Equity Income, Equity Index, Equity Value, Growth, Growth Equity, Index, International, International Equity, Large Cap Appreciation, Large Company Growth, Mid Cap Growth, SIFE Specialized Financial Services, Small Cap Growth, Small Cap Opportunities, Small Cap Value, Small Company Growth, Small Company Value, Specialized Health Sciences and Specialized Technology Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust. Each Fund, except for the Specialized Technology Fund and the Specialized Health Sciences Fund, is considered diversified under the 1940 Act.

     On September 8, 2000, the Wells Fargo Equity Income Fund acquired all of the net assets of the Great Plains Equity Fund. The Great Plains Equity Fund exchanged its 15,123,216 shares (valued at $144,393,246) for 3,436,758 institutional class shares of the Wells Fargo Equity Income Fund. The net assets of the Great Plains Equity Fund included unrealized appreciation of $43,558,559. As a result of the exchange, securities with a market value of $144,078,202 (including unrealized appreciation of $43,558,599) were contributed by the Wells Fargo Equity Income Fund to the Wells Fargo Equity Income Portfolio in exchange for an ownership interest in this Wells Fargo Core Trust portfolio.

     On September 8, 2000, the Wells Fargo Small Cap Value Fund acquired all of the net assets of the Great Plains Premier Fund. The Great Plains Premier Fund exchanged its 2,306,313 shares (valued at $23,135,585) for 2,117,988 institutional class shares of the Wells Fargo Small Cap Value Fund. The net assets of the Great Plains Premier Fund included unrealized appreciation of $3,402,031. As a result of the exchange, securities with a market value of $23,129,461 (including unrealized appreciation of $3,402,031) were contributed by the Wells Fargo Small Cap Value Fund to the Wells Fargo Small Cap Value Portfolio in exchange for an ownership interest in this Wells Fargo Core Trust portfolio.

     On February 26, 2001, the Wells Fargo Growth Fund acquired all of the net assets of the Achievement Equity Fund. The Achievement Equity Fund class A exchanged 659,281 class A shares (valued at $8,963,115) for 615,208 class A shares of the Wells Fargo Growth Fund. The Achievement Equity Fund exchanged 143,486 of its class B shares (valued at $1,901,770) for 187,141 class B shares of the Wells Fargo Fund. The Achievement Equity Fund Institutional class exchanged 13,353,450 class I shares (valued at $182,844,403) for 10,681,336 Institutional class shares of the Wells Fargo Growth Fund. The net assets of the Achievement Equity Fund included unrealized appreciation of $28,613,638.

     On December 18, 2000, the Board of Trustees of the Trust and the Board of Trustees of the Brenton Funds approved an Agreement and Plan of Reorganization providing for the reorganization of the Brenton Value Equity Fund into the Growth Fund of the Trust. Effective at the close of business on April 27, 2001, the Wells Fargo Growth Fund acquired all of the net assets of the Brenton Value Equity Fund. The Brenton Value Equity Fund exchanged its 2,578,446 shares (valued at $40,298,867) for 2,340,050 shares of the Wells Fargo Growth Fund. The net assets of the Brenton Value Equity Fund included unrealized appreciation of $24,112.

     On November 16, 2001, shareholders of the Wells Fargo Diversified Small Cap Fund Class A and B shares were reorganized into the Fund's Institutional class shares. A and B classes exchanged 102,295 shares (valued at $1,082,212) and 90,071 shares (valued at $876,266), respectively, for 195,723 shares of the Institutional class.

     On November 16, 2001, the Wells Fargo Equity Income Fund acquired all the assets of the Wells Fargo Disciplined Growth Fund. The Wells Fargo Disciplined Growth Fund exchanged its 2,075,892 shares (valued at $15,653,674) for 404,711 shares of the Wells Fargo Equity Income Fund. The net assets of the Wells Fargo Equity Income Fund included unrealized depreciation of $(1,042,142).

     On February 22, 2002, the Wells Fargo SIFE Specialized Financial Services Fund acquired all of the net assets of of the SIFE Trust Fund. The SIFE Trust Fund exchanged 102,374,156 class A-I and 21,875,513 class A-II shares (valued at $534,544,388 and $114,421,606 for classes A-I and A-II, respectively) for 124,287,800 class A shares of the Wells Fargo SIFE Specialized Financial Services Fund. The SIFE Trust Fund exchanged 4,528,850 class B shares (valued at $23,620,492) and 380,634 class C shares (valued at $1,981,000) for identical amounts of the Wells Fargo SIFE Specialized Financial Services Fund class B and C shares, respectively.

     Effective at the close of business on May 17, 2002, the International Fund will merge into the International Equity Fund, and the Small Cap Value Fund will merge into the Small Cap Opportunities Fund. Shareholders of the International Fund and Small Cap Value Fund approved the merger at a special meeting of shareholders which was held on April 26, 2002. International Fund shareholders will receive shares of the International Equity Fund equal in value to their International Fund shares, in a non-taxable reorganization. Small Cap Value Fund shareholders will receive shares of the Small Cap Opportunities Fund equal in value to their Small Cap Value Fund shares, in a non-taxable reorganization.

     The Diversified Equity, Equity Income, Equity Value, Growth, Growth Equity, International, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Growth, Small Cap Opportunities, and Small Company Value Funds offer Class A, Class B, and Institutional Class shares. In addition, the Diversified Equity, Equity Income, Equity Value, Growth Equity, International Equity, Large Cap Appreciation, Large Company Growth, and Small Cap Growth Funds also offer Class C shares. The Equity Index Fund offers Class A, Class B, and Class O shares. The Mid Cap Growth, SIFE Specialized Financial Services, Specialized Health Sciences, and Specialized Technology Funds offer Class A, Class B, and Class C shares. The Diversified Small Cap, Index, Small Cap Value, and Small Company Growth Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro-rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro-rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro-rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.

     The Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Cap Appreciation, Large Company Growth, Small Cap Value, Small Company Growth, and Small Company Value Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Core Portfolio", collectively, the "Core Portfolios") of Wells Fargo Core Trust, a registered open-end management investment company. Each Core Portfolio directly acquires portfolio securities, and a Fund investing in a Core Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Core Portfolios as partnership investments and record daily their share of the Core Portfolio's income, expenses, and realized and unrealized gain and loss. The financial statements of the Core Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Securities held in the Core Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Core Portfolios, which are included elsewhere in this report.

FOREIGN CURRENCY TRANSLATION

     The accounting records of the International and International Equity Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

     The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS

     Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FUTURES CONTRACTS

     The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2002, the Equity Index Fund held the following long futures contracts:

                                                                                     NOTIONAL      NET UNREALIZED
     FUND                CONTRACTS                  TYPE       EXPIRATION DATE    CONTRACT VALUE    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
     EQUITY INDEX FUND    52 Long              S&P 500 INDEX      June 2002       $14,939,600       $(258,225)

     The Equity Index Fund has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a par value of $930,000.

SECURITY LOANS

     The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the six month period ended March 31, 2002 were as follows:

      FUND                                                        SECURITIES     COLLATERAL
-----------------------------------------------------------------------------------------------
      EQUITY INDEX FUND                                           $63,241,942    $65,164,057
      EQUITY VALUE FUND                                            25,603,244     26,494,913
      GROWTH FUND                                                  32,152,565     32,926,410
      INTERNATIONAL EQUITY FUND                                    16,850,564     17,458,855
      MID CAP GROWTH FUND                                           2,774,024      2,864,903
      SMALL CAP GROWTH FUND                                        72,860,704     76,101,293
      SMALL CAP OPPORTUNITIES FUND                                 66,745,600     68,579,967
      SPECIALIZED TECHNOLOGY                                       24,419,732     25,024,643

DISTRIBUTIONS TO SHAREHOLDERS

     Dividends to shareholders from net investment income, if any, are declared and distributed annually, with the exception of the Equity Income and Equity Value Funds. Dividends to shareholders from net investment income of the Equity Income and Equity Value Funds, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

OPTIONS

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

WRITTEN OPTIONS TRANSACTIONS

     Written options transactions, during the six month period ended March 31, 2002, were as follows:


                                                    SIFE SPECIALIZED FINANCIAL SERVICES             SPECIALIZED HEALTH SCIENCES

                                                       PRINCIPAL AMOUNT          PREMIUMS           PRINCIPAL AMOUNT    PREMIUMS
     CALL OPTIONS                                        OF CONTRACTS            RECEIVED             OF CONTRACTS      RECEIVED
     OPTIONS AT BEGINNING OF PERIOD                        $ 2,000              $  82,997                $  0              $    0
     OPTIONS WRITTEN                                         1,500                 61,499                  65             215,210
     OPTIONS TERMINATED IN CLOSING TRANSACTIONS                  0                      0                 (65)           (215,210)
     OPTIONS EXPIRED                                        (3,000)              (119,497)                  0                   0
     OPTIONS ASSIGNED                                         (500)               (25,000)                  0                   0
     OPTIONS AT END OF PERIOD                                  $ 0                    $ 0                $  0              $    0

                                                                                                    SPECIALIZED TECHNOLOGY
                                                                                                 PRINCIPAL AMOUNT    PREMIUMS
     PUT OPTIONS                                                                                   OF CONTRACTS      RECEIVED
     OPTIONS AT BEGINNING OF PERIOD                                                                   $  0              $    0
     OPTIONS WRITTEN                                                                                    53             324,807
     OPTIONS TERMINATED IN CLOSING TRANSACTIONS                                                        (53)           (324,807)
     OPTIONS EXPIRED                                                                                     0                   0
     OPTIONS EXERCISED                                                                                   0                   0
     OPTIONS AT END OF PERIOD                                                                         $  0              $    0

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2002.

     The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                                             CAPITAL LOSS
        DATE               FUND                                                 YEAR EXPIRES CARRYFORWARDS
       9/30/01   GROWTH FUND                                                        2008      $4,536,784
                                                                                    2009       3,235,802
       5/31/01   INTERNATIONAL FUND                                                 2009       3,627,462
       9/30/01   INTERNATIONAL EQUITY FUND                                          2009         746,353
       9/30/01   MID CAP GROWTH FUND                                                2009           5,010
       9/30/01   SMALL CAP GROWTH FUND                                              2006       9,080,292
                                                                                    2007       1,513,382
                                                                                    2009       8,121,572
       5/31/01   SMALL CAP VALUE FUND                                               2006          14,539
                                                                                    2007       2,433,144
                                                                                    2008         102,468
                                                                                    2009           9,830
       9/30/01   SPECIALIZED TECHNOLOGY FUND                                        2008         319,303
                                                                                    2009       8,311,665

3. ADVISORY FEES

     The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contract, Funds Management has agreed to provide the following Funds with daily portfolio management, for which, Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

      FUND                                                              % OF AVERAGE DAILY NET ASSETS
      EQUITY INDEX FUND                                                                0.25
      EQUITY VALUE FUND                                                                0.75
      GROWTH FUND                                                                      0.75
      INTERNATIONAL EQUITY FUND                                                        1.00
      MID CAP GROWTH FUND                                                              0.75
      SIFE SPECIALIZED FINANCIAL SERVICES FUND                                         0.95
      SMALL CAP GROWTH FUND                                                            0.90
      SMALL CAP OPPORTUNITIES FUND                                                     0.90
      SPECIALIZED HEALTH SCIENCES FUND                                                 0.95
      SPECIALIZED TECHNOLOGY FUND                                                      1.05

     The Diversified Equity, Diversified Small Cap, and Growth Equity Funds are invested in various Core Portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing asset allocation advisory services regarding the determination of the asset allocations of each Fund's investments in the various Core Portfolios. The Equity Income, Index, International, Large Cap Appreciation, Large Company Growth, Small Cap Value, Small Company Growth, and Small Company Value Funds invest all of their assets in single Core Portfolios and do not currently pay investment advisory fees. Funds Management acts as adviser to the Core Portfolios, and is entitled to receive fees from the Core Portfolios for those services.

     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank N.A. ("WFB"), was created to succeed to the mutual fund advisory and administrative responsibilities of WFB in early 2001. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-adviser to the Equity Index, Equity Value, Growth, International Equity, Mid Cap Growth, SIFE Specialized Financial Services and Small Cap Growth Funds. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Equity Index Fund, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of the Fund's average daily net assets in excess of $200 million. For the Equity Value and Growth Funds, WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million, and 0.15% of each Fund's average daily net assets in excess of $400 million. For the International Equity Fund, WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.35% of the Fund's average daily net assets up to $200 million, and 0.25% of the Fund's average daily net assets in excess of $200 million. For the Mid Cap Growth and Small Cap Growth Funds, WCM is entitled to receive form Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million and 0.20% of each Fund's average daily net assets in excess of $200 million.

     Schroder Investment Management North America Inc. ("Schroder"), a wholly-owned U.S. subsidiary of Schroder Incorporated, which is a wholly-owned U.S. subsidiary of Schroder PLC, acts as sub-adviser to the Small Cap Opportunities Fund. Schroder is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

      Dresdner RCM Global Investors LLC ("Dresdner"), an indirect wholly-owned subsidiary of Dresdner Bank AG, acts as sub-adviser to the Specialized Health Sciences Fund and Specialized Technology Fund. For the Specialized Health Sciences Fund, Dresdner is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.95% of the Fund's average daily net assets up to $100 million, 0.65% for the next $400 million, and 0.60% of the Fund's average daily net assets in excess of $500 million. For the Specialized Technology Fund, Dresdner is entitled to receive from Funds Management, as compensation for its sub-advisory services, a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets up to $100 million, 0.75% for the next $400 million, 0.60% for the next $500 million, and 0.50% of the Fund's average daily net assets in excess of $1 billion.

     Each Fund that invests its assets in one or more of the Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser) may receive an investment fee for the management of those assets. If the redeemed assets are invested in one or more Core Portfolios, Funds Management (and the corresponding sub-adviser) does not receive any compensation.

4. DISTRIBUTION FEES

     The Trust has adopted a Distribution Plan (the "Plan") for Class B and C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A, Class O or Institutional Class shares. The distribution fees paid on behalf of the Funds for the six month period ended March 31, 2002 are disclosed in the Statement of Operations.

5. ADMINISTRATION FEES

     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES

     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds.

     For providing transfer agency services, BFDS is entitled to receive a per-acccount fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Varible Trust. The transfer agency fees paid by the Funds for the period ended March 31, 2002 are disclosed on the Statement of Operations.

7. SHAREHOLDER SERVICING FEES

     The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares, 0.20% of the average daily net assets for Class O shares of the Equity Index Fund, and 0.10% of the average daily net assets for Institutional Class shares of the Diversified Small Cap, Small Cap Growth, Small Cap Opportunities, Small Cap Value, Small Company Growth, and Small Company Value Funds for these services. No fee is charged for Institutional Class shares of the Diversified Equity, Equity Income, Equity Value, Growth, Growth Equity, Index, International, International Equity, and Large Company Growth Funds.

     The shareholder servicing fees paid on behalf of the Funds for the six month period ended March 31, 2002 were as follows:

                                                                                                    INSTITUTIONAL
     FUND                                       CLASS A           CLASS B           CLASS C             CLASS           CLASS O
     DIVERSIFIED EQUITY FUND                    $101,549          $152,109           $11,042           $     0            N/A
     DIVERSIFIED SMALL CAP FUND                      N/A               N/A               N/A            86,969            N/A
     EQUITY INCOME FUND                          217,352           175,886            11,186                 0            N/A
     EQUITY INDEX FUND                           503,823            95,988               N/A               N/A            320
     EQUITY VALUE FUND                            25,501            45,820             1,058                 0            N/A
     GROWTH FUND                                 226,528            45,204               N/A                 0            N/A
     GROWTH EQUITY FUND                           16,510            22,456             1,722                 0            N/A
     INDEX FUND                                      N/A               N/A               N/A                 0            N/A
     INTERNATIONAL FUND                            2,974             2,874               N/A                 0            N/A
     INTERNATIONAL EQUITY FUND                    39,099            53,005             3,781                 0            N/A
     LARGE CAP APPRECIATION FUND                     733             1,057               109                 0            N/A
     LARGE COMPANY GROWTH FUND                   297,176           439,934            42,391                 0            N/A
     MID CAP GROWTH FUND                           6,404             7,226               937               N/A            N/A
     SIFE SPECIALIZED FINANCIAL
       SERVICES FUND                             175,592            15,339             1,291               N/A            N/A
     SMALL CAP GROWTH FUND                       153,440            66,613            16,584            59,097            N/A
     SMALL CAP OPPORTUNITIES FUND                  6,888             7,375               N/A           165,373            N/A
     SMALL CAP VALUE FUND                            N/A               N/A               N/A             9,192            N/A
     SMALL COMPANY GROWTH FUND                       N/A               N/A               N/A           239,739            N/A
     SMALL COMPANY VALUE FUND                        243               174               N/A                60            N/A
     SPECIALIZED HEALTH SCIENCES FUND             18,736            24,714             3,416               N/A            N/A
     SPECIALIZED TECHNOLOGY FUND                  35,756            53,926            11,470               N/A            N/A

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to each Fund, except the SIFE Specialized Financial Services Fund. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. WFB provided sub-portfolio accounting services to the Equity Index and Equity Value Funds. For these services WFB was entitled to a fixed monthly fee from each Fund plus an annual fee of 0.0025% of each Fund's average daily net assets. Prior to April 3, 2000, WFB had engaged Investor's Bank and Trust Company ("IBT") to perform certain sub-portfolio accounting services for the International Equity Fund.

     State Street Bank and Trust Co. ("State Street") provides portfolio accounting services for the SIFE Specialized Financial Services Fund. For these services, State Street is entitled to receive an annual base fee of $40,000 from the Fund.

     The Trust has entered into a contract on behalf of each Fund, except the SIFE Specialized Financial Services Fund, with Wells Fargo Bank Minnesota, N.A. ("WFB MN") whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund except for the International Equity Fund, Specialized Health Sciences Fund, and Specialized Technology Fund, for which WFB MN is entitled to receive 0.25%, 0.07%, and 0.07% respectively, of the average daily net assets of the Funds. In addition, WFB MN does not receive a custodial fee for any Fund that invests its assets in one or more Core Portfolios. Prior to April 3, 2000, IBT had been retained to act as custodian for the International Equity Fund.

     The Trust has entered into a contract on behalf of the SIFE Specialized Financial Services Fund with State Street, whereby State Street is responsible for providing a custody services for the Fund. Pursuant to the contract, State Street receives an annual fee of 0.01% of the Fund's average daily net assets, with a minimum monthly charge of $2,000.

9. WAIVED FEES AND REIMBURSED EXPENSES

     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six month period ended March 31, 2002, were waived by Funds Management.

      FUND                                                          FEES WAIVED BY FUNDS MANAGEMENT
      DIVERSIFIED EQUITY FUND                                                 $1,550,069
      DIVERSIFIED SMALL CAP FUND                                                 175,712
      EQUITY INCOME FUND                                                         799,378
      EQUITY INDEX FUND                                                          945,496
      EQUITY VALUE FUND                                                          325,308
      GROWTH FUND                                                                741,055
      GROWTH EQUITY FUND                                                         707,204
      INDEX FUND                                                                 533,327
      INTERNATIONAL FUND                                                          52,271
      INTERNATIONAL EQUITY FUND                                                  187,537
      LARGE CAP APPRECIATION FUND                                                163,129
      LARGE COMPANY GROWTH FUND                                                2,155,745
      MID CAP GROWTH FUND                                                        138,871
      SIFE SPECIALIZED FINANCIAL SERVICES FUND                                   195,035
      SMALL CAP GROWTH FUND                                                      585,485
      SMALL CAP OPPORTUNITIES FUND                                               168,053
      SMALL CAP VALUE FUND                                                        58,699
      SMALL COMPANY GROWTH FUND                                                   36,473
      SMALL COMPANY VALUE FUND                                                       209
      SPECIALIZED HEALTH SCIENCES FUND                                            73,753
      SPECIALIZED TECHNOLOGY FUND                                                400,154

10. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the six month period ended March 31, 2002, were as follows:

                          AGGREGATE PURCHASES AND SALES


     FUND                                                            PURCHASES AT COST    SALES PROCEEDS
     DIVERSIFIED EQUITY FUND*                                            $336,810,198        $304,525,332
     DIVERSIFIED SMALL CAP FUND*                                          103,386,531          97,756,053
     EQUITY INCOME FUND*                                                   73,298,317         108,083,681
     EQUITY INDEX FUND                                                      6,387,152           9,945,307
     EQUITY VALUE FUND                                                     52,857,416          68,859,878
     GROWTH FUND                                                          176,850,172         211,086,913
     GROWTH EQUITY FUND *                                                 199,473,982         169,240,525
     INDEX FUND*                                                           12.519.556          13,934,069
     INTERNATIONAL FUND*                                                  136,006,256         139,135,923
     INTERNATIONAL EQUITY FUND                                             16,842,445          15,994,332
     LARGE CAP APPRECIATION FUND*                                           3,223,422           2,669,793
     LARGE COMPANY GROWTH FUND*                                           249,392,502         110,529,346
     MID CAP GROWTH FUND                                                   17,829,152          17,231,910
     SIFE SPECIALIZED FINANCIAL SERVICES FUND **                          409,702,441         407,773,971
     SMALL CAP GROWTH FUND                                                284,075,444         278,089,862
     SMALL CAP OPPORTUNITIES FUND                                         208,988,326         183,507,695
     SMALL CAP VALUE FUND*                                                 10,567,918           8,151,458
     SMALL COMPANY GROWTH FUND*                                           422,585,216         411,166,073
     SMALL COMPANY VALUE FUND* ***                                          1,138,361           1,288,398
     SPECIALIZED HEALTH SCIENCES FUND                                      32,911,150          23,760,231
     SPECIALIZED TECHNOLOGY FUND                                          145,656,774         141,585,216


* These Funds do not hold investment securities directly. The Funds seek to achieve their investment objective by investing all of their investable assets in one or more Core Portfolios. Purchases and sales for the Funds normally would be based on the purchases and sales of a Fund's investment in a Core Portfolio rather than the underlying securities in that Core Portfolio. Since the Fund has an indirect interest in the securities held in the Core Portfolio, the purchases and sales disclosed are calculated by aggregating the results of multiplying the Fund's ownership percentage of the respective Core Portfolio by the corresponding Core Portfolio's purchases and sales.

**   Figures for the period from January 1st, 2002 to March 31, 2002.

***  Figures for the period from January 31, 2002 to March 31, 2002.

PORTFOLIO OF INVESTMENTS-- MARCH 31, 2002 (UNAUDITED)            CORE PORTFOLIOS

DISCIPLINED GROWTH PORTFOLIO

SHARES      SECURITY NAME                                                                                            VALUE
COMMON STOCK - 94.19%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 2.89%
    32,301  AUTOZONE INCORPORATED+                                                                                 $ 2,223,923
                                                                                                                   -----------

BUSINESS SERVICES - 4.61%
    33,670  COMPUTER SCIENCES CORPORATION+                                                                           1,708,752
    31,505  ELECTRONIC DATA SYSTEMS CORPORATION                                                                      1,826,975

                                                                                                                     3,535,727
                                                                                                                   -----------

CHEMICALS & ALLIED PRODUCTS - 9.56%
    57,400  CLOROX COMPANY                                                                                           2,504,362
    51,368  KING PHARMACEUTICALS INCORPORATED+                                                                       1,798,393
    31,760  MYLAN LABORATORIES INCORPORATED                                                                            935,650
    44,680  VALSPAR CORPORATION                                                                                      2,102,641

                                                                                                                     7,341,046
                                                                                                                   -----------

DOMESTIC DEPOSITORY INSTITUTIONS - 1.53%
    26,963  GREENPOINT FINANCIAL CORPORATION                                                                         1,178,283
                                                                                                                   -----------

ELECTRIC, GAS & SANITARY SERVICES - 2.18%
    30,680  TXU CORPORATION                                                                                          1,672,366
                                                                                                                   -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.01%
    43,610  GENERAL ELECTRIC COMPANY                                                                                 1,633,195
    50,690  INTEL CORPORATION                                                                                        1,541,483
    13,300  L-3 COMMUNICATIONS HOLDINGS INCORPORATED+                                                                1,489,600
    26,144  NVIDIA CORPORATION+                                                                                      1,159,748
    44,822  SEMTECH CORPORATION+                                                                                     1,636,003
    37,913  UTSTARCOM INCORPORATED+                                                                                    994,458

                                                                                                                     8,454,487
                                                                                                                   -----------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.85%
    35,552  DUN & BRADSTREET CORPORATION+                                                                            1,422,436
                                                                                                                   -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.94%
    39,182  LOCKHEED MARTIN CORPORATION                                                                              2,256,100
                                                                                                                   -----------

FOOD & KINDRED PRODUCTS - 5.49%
    46,290  KRAFT FOODS INCORPORATED                                                                                 1,789,109
    93,766  PEPSI BOTTLING GROUP INCORPORATED                                                                        2,425,726

                                                                                                                     4,214,835
                                                                                                                   -----------

GENERAL MERCHANDISE STORES - 2.28%
    40,510  TARGET CORPORATION                                                                                       1,746,791
                                                                                                                   -----------

HEALTH SERVICES - 2.90%
    33,182  TENET HEALTHCARE CORPORATION+                                                                            2,223,858
                                                                                                                   -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.69%
    33,093  INTERNATIONAL GAME TECHNOLOGY+                                                                           2,062,356
                                                                                                                   -----------


                                      151

SHARES      SECURITY NAME                                                                                            VALUE
INSURANCE CARRIERS - 9.25%
    46,748  ADVANCEPCS+                                                                                            $ 1,406,647
    14,406  PROGRESSIVE CORPORATION                                                                                  2,400,328
    28,217  RADIAN GROUP INCORPORATED                                                                                1,384,890
    25,033  UNITEDHEALTH GROUP INCORPORATED                                                                          1,913,022

                                                                                                                     7,104,887
                                                                                                                   -----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.43%
    92,970  ROCKWELL AUTOMATION INCORPORATED                                                                         1,864,978
                                                                                                                   -----------

MISCELLANEOUS RETAIL - 2.65%
   102,500  OFFICE DEPOT INCORPORATED+                                                                               2,034,625
                                                                                                                   -----------

NONDEPOSITORY CREDIT INSTITUTIONS - 10.71%
    44,835  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                               2,006,366
    27,550  FNMA                                                                                                     2,200,694
    50,547  MBNA CORPORATION                                                                                         1,949,598
    21,097  USA EDUCATION INCORPORATED                                                                               2,063,287

                                                                                                                     8,219,945
                                                                                                                   -----------

OIL & GAS EXTRACTION - 2.15%
    39,000  TIDEWATER INCORPORATED                                                                                   1,651,650
                                                                                                                   -----------

PERSONAL SERVICES - 2.49%
    42,946  H&R BLOCK INCORPORATED                                                                                   1,908,950
                                                                                                                   -----------

TEXTILE MILL PRODUCTS - 1.68%
    21,500  MOHAWK INDUSTRIES INCORPORATED+                                                                          1,291,935
                                                                                                                   -----------

TRANSPORTATION BY AIR - 2.67%
    35,260  FEDEX CORPORATION+                                                                                       2,048,606
                                                                                                                   -----------

TRANSPORTATION EQUIPMENT - 4.96%
    95,080  DELPHI CORPORATION                                                                                       1,520,329
    41,468  HARLEY-DAVIDSON INCORPORATED                                                                             2,286,131

                                                                                                                     3,806,460
                                                                                                                   -----------

TRANSPORTATION SERVICES - 2.43%
    39,920  SABRE HOLDINGS CORPORATION+                                                                              1,864,663
                                                                                                                   -----------

WHOLESALE TRADE - NONDURABLE GOODS - 2.84%
    58,165  MCKESSON CORPORATION                                                                                     2,177,117
                                                                                                                   -----------

TOTAL COMMON STOCK (COST $61,791,506)                                                                               72,306,024
                                                                                                                   -----------


                                      152

SHARES      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE    VALUE
SHORT-TERM INVESTMENTS - 5.75%

REPURCHASE AGREEMENTS - 5.75%
$4,415,472  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
            SECURITIES                                                                      1.93%     4/1/02       $ 4,415,472

TOTAL SHORT-TERM INVESTMENTS (COST $4,415,472)                                                                       4,415,472
                                                                                                                   -----------

Total Investments in Securities
(Cost $66,206,978)*                             99.94%                                                             $76,721,496
OTHER ASSETS AND LIABILITIES, NET                0.06                                                                   46,837
                                               ------                                                              -----------
Total Net Assets                               100.00%                                                             $76,768,333
                                               ======                                                              ===========

+    NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $11,766,616
   GROSS UNREALIZED DEPRECIATION                                   (1,252,098)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $10,514,518


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

EQUITY INCOME PORTFOLIO

SHARES      SECURITY NAME                                                                                             VALUE
COMMON STOCK - 95.93%

CHEMICALS & ALLIED PRODUCTS - 13.25%
 1,061,369  E I DU PONT DE NEMOURS & COMPANY                                                                     $  50,043,548
   790,300  MERCK & COMPANY INCORPORATED                                                                            45,505,474
 1,144,900  PFIZER INCORPORATED                                                                                     45,498,326
   800,000  PROCTER & GAMBLE COMPANY                                                                                72,072,000
 1,297,011  ROHM & HAAS COMPANY                                                                                     54,824,654
   790,200  WYETH                                                                                                   51,876,630

                                                                                                                   319,820,632
                                                                                                                 -------------

COMMUNICATIONS - 3.08%
 1,796,800  AT&T CORPORATION                                                                                        28,209,760
 1,014,796  VERIZON COMMUNICATIONS INCORPORATED                                                                     46,325,437

                                                                                                                    74,535,197
                                                                                                                 -------------

DOMESTIC DEPOSITORY INSTITUTIONS - 5.23%
 2,432,425  J P MORGAN CHASE & COMPANY                                                                              86,715,951
 1,751,961  US BANCORP                                                                                              39,541,759

                                                                                                                   126,257,710
                                                                                                                 -------------

EATING & DRINKING PLACES - 1.92%
 1,669,300  MCDONALD'S CORPORATION                                                                                  46,323,075
                                                                                                                 -------------

ELECTRIC, GAS & SANITARY SERVICES - 6.29%
 1,204,100  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            55,147,780
 1,771,550  TXU CORPORATION                                                                                         96,567,191

                                                                                                                   151,714,971
                                                                                                                 -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.08%
 1,028,000  EMERSON ELECTRIC COMPANY                                                                                58,996,920
 1,326,034  GENERAL ELECTRIC COMPANY                                                                                49,659,973
    66,292  LUCENT TECHNOLOGIES INCORPORATED                                                                           313,561
   950,000  MOTOROLA INCORPORATED                                                                                   13,490,000

                                                                                                                   122,460,454
                                                                                                                 -------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.00%
 1,173,800  MOODY'S CORPORATION                                                                                     48,243,180
                                                                                                                 -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 4.17%
 2,036,600  FORTUNE BRANDS INCORPORATED                                                                            100,546,942
                                                                                                                 -------------

FOOD & KINDRED PRODUCTS - 7.25%
 2,038,740  PEPSICO INCORPORATED                                                                                   104,995,110
 3,366,775  SARA LEE CORPORATION                                                                                    69,894,249

                                                                                                                   174,889,359
                                                                                                                 -------------


                                      154

SHARES      SECURITY NAME                                                                                             VALUE
GENERAL MERCHANDISE STORES - 7.19%
 1,556,050  MAY DEPARTMENT STORES COMPANY                                                                        $  54,228,343
   750,530  SEARS ROEBUCK & COMPANY                                                                                 38,479,673
 1,873,600  TARGET CORPORATION                                                                                      80,789,632

                                                                                                                   173,497,648
                                                                                                                 -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.34%
 2,355,000  HEWLETT-PACKARD COMPANY                                                                                 42,248,700
   923,000  IBM CORPORATION                                                                                         95,992,000
   547,458  MINNESOTA MINING & MANUFACTURING COMPANY                                                                62,963,145

                                                                                                                   201,203,845
                                                                                                                 -------------

INSURANCE CARRIERS - 9.93%
 3,008,415  AEGON NV ADR                                                                                            73,525,663
   864,236  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               62,345,985
 2,260,100  ST PAUL COMPANIES INCORPORATED                                                                         103,625,585

                                                                                                                   239,497,233
                                                                                                                 -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.76%
   585,850  EASTMAN KODAK COMPANY                                                                                   18,260,945
                                                                                                                 -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.88%
 1,405,422  TYCO INTERNATIONAL LIMITED                                                                              45,423,239
                                                                                                                 -------------

MOTION PICTURES - 0.96%
 1,000,000  WALT DISNEY COMPANY                                                                                     23,080,000
                                                                                                                 -------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.04%
 1,199,700  AMERICAN EXPRESS COMPANY                                                                                49,139,712
                                                                                                                 -------------

OIL & GAS EXTRACTION - 1.38%
   567,500  SCHLUMBERGER LIMITED                                                                                    33,380,350
                                                                                                                 -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 8.10%
   922,928  BP PLC ADR                                                                                              49,007,477
   444,950  CHEVRONTEXACO CORPORATION                                                                               40,165,637
 1,774,870  EXXON MOBIL CORPORATION                                                                                 77,792,552
   522,604  ROYAL DUTCH PETROLEUM COMPANY NY SHARES                                                                 28,387,849

                                                                                                                   195,353,515
                                                                                                                 -------------

TOBACCO PRODUCTS - 3.03%
 1,390,150  PHILIP MORRIS COMPANIES INCORPORATED                                                                    73,219,201
                                                                                                                 -------------

TRANSPORTATION EQUIPMENT - 1.88%
 1,186,800  HONEYWELL INTERNATIONAL INCORPORATED                                                                    45,418,836
                                                                                                                 -------------

WHOLESALE TRADE - DURABLE GOODS - 2.17%
   805,700  JOHNSON & JOHNSON                                                                                       52,330,214
                                                                                                                 -------------

TOTAL COMMON STOCK (COST $1,589,615,887)                                                                         2,314,596,258
                                                                                                                 -------------

SECURITY NAME                                                                             INTEREST RATE   MATURITY DATE    VALUE
SHORT-TERM INVESTMENTS - 3.90%

REPURCHASE AGREEMENTS - 3.90%
$94,249,855 GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED  BY US GOVERNMENT
            SECURITIES                                                                          1.93%         4/1/02   $  94,249,855

TOTAL SHORT-TERM INVESTMENTS (COST $94,249,855)                                                                           94,249,855
                                                                                                                      --------------
Total Investments in Securities
(Cost $1,683,865,742)*                          99.83%                                                                $2,408,846,113
OTHER ASSETS AND LIABILITIES, NET                0.17                                                                      4,028,527
                                               ------                                                                 --------------
Total Net Assets                               100.00%                                                                $2,412,874,640
                                               ======                                                                 ==============

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $806,250,814
   GROSS UNREALIZED DEPRECIATION                                  (81,270,443)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $724,980,371


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INDEX PORTFOLIO

SHARES      SECURITY NAME                                                                                           VALUE
COMMON STOCK - 97.61%

AMUSEMENT & RECREATION SERVICES - 0.05%
    16,252  HARRAH'S ENTERTAINMENT INCORPORATED+                                                                $      719,314
                                                                                                                --------------
APPAREL & ACCESSORY STORES - 0.46%
   125,254  GAP INCORPORATED                                                                                         1,883,820
    48,511  KOHL'S CORPORATION+                                                                                      3,451,557
    74,891  LIMITED INCORPORATED                                                                                     1,340,548
    19,466  NORDSTROM INCORPORATED                                                                                     476,917

                                                                                                                     7,152,842
                                                                                                                --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
    18,170  JONES APPAREL GROUP INCORPORATED+                                                                          635,041
    15,238  LIZ CLAIBORNE INCORPORATED                                                                                 432,149
    16,072  VF CORPORATION                                                                                             695,114

                                                                                                                     1,762,304
                                                                                                                --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
    15,465  AUTOZONE INCORPORATED+                                                                                   1,064,765
                                                                                                                --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
     8,786  RYDER SYSTEM INCORPORATED                                                                                  259,538
                                                                                                                --------------
BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.08%
     8,865  CENTEX CORPORATION                                                                                         460,359
     7,288  KB HOME                                                                                                    316,299
     8,739  PULTE HOMES INCORPORATED                                                                                   418,161

                                                                                                                     1,194,819
                                                                                                                --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.42%
   339,380  HOME DEPOT INCORPORATED                                                                                 16,497,261
   112,142  LOWE'S COMPANIES INCORPORATED                                                                            4,877,055
    22,368  SHERWIN-WILLIAMS COMPANY                                                                                   637,040

                                                                                                                    22,011,356
                                                                                                                --------------
BUSINESS SERVICES - 7.99%
    34,322  ADOBE SYSTEMS INCORPORATED                                                                               1,382,833
   641,098  AOL TIME WARNER INCORPORATED+                                                                           15,161,968
     7,937  AUTODESK INCORPORATED                                                                                      370,579
    89,832  Automatic Data Processing Incorporated                                                                   5,234,511
    35,163  BMC SOFTWARE INCORPORATED+                                                                                 683,920
   142,147  CENDANT CORPORATION+                                                                                     2,729,222
    27,187  CITRIX SYSTEMS INCORPORATED+                                                                               469,791
    83,628  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                           1,830,617
    24,748  COMPUTER SCIENCES CORPORATION+                                                                           1,255,961
    54,076  COMPUWARE CORPORATION+                                                                                     698,121
    73,597  CONCORD EFS INCORPORATED+                                                                                2,447,100
    24,921  CONVERGYS CORPORATION+                                                                                     736,914

SHARES      SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
     9,610  DELUXE CORPORATION                                                                                  $      444,559
    69,631  ELECTRONIC DATA SYSTEMS CORPORATION                                                                      4,037,902
    20,982  EQUIFAX INCORPORATED                                                                                       627,362
    55,252  FIRST DATA CORPORATION                                                                                   4,820,737
    27,596  FISERV INCORPORATED+                                                                                     1,269,140
    42,799  IMS HEALTH INCORPORATED                                                                                    960,838
    54,692  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                              1,874,842
    30,804  INTUIT INCORPORATED+                                                                                     1,181,641
    11,980  MERCURY INTERACTIVE CORPORATION+                                                                           451,047
   784,273  MICROSOFT CORPORATION+                                                                                  47,299,504
    14,069  NCR CORPORATION+                                                                                           629,588
    52,520  NOVELL INCORPORATED+                                                                                       204,303
    26,916  OMNICOM GROUP INCORPORATED                                                                               2,540,870
   796,142  ORACLE CORPORATION+                                                                                     10,190,617
    37,654  PARAMETRIC TECHNOLOGY CORPORATION+                                                                         227,430
    43,865  PEOPLESOFT INCORPORATED+                                                                                 1,602,388
    28,153  RATIONAL SOFTWARE CORPORATION+                                                                             445,662
    25,400  ROBERT HALF INTERNATIONAL INCORPORATED+                                                                    749,808
    18,298  SAPIENT CORPORATION+                                                                                        86,916
    66,963  SIEBEL SYSTEMS INCORPORATED+                                                                             2,183,663
   470,461  SUN MICROSYSTEMS INCORPORATED+                                                                           4,149,466
    16,011  TMP WORLDWIDE INCORPORATED+                                                                                551,899
    46,707  UNISYS CORPORATION+                                                                                        589,909
    58,058  VERITAS SOFTWARE CORPORATION+                                                                            2,544,682
    84,230  YAHOO! INCORPORATED+                                                                                     1,555,728

                                                                                                                   124,222,038
                                                                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 12.20%
   225,437  ABBOTT LABORATORIES                                                                                     11,857,986
    32,905  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    1,699,543
     8,342  ALBERTO-CULVER COMPANY CLASS B                                                                             450,468
   151,750  AMGEN INCORPORATED+                                                                                      9,056,440
    15,911  AVERY DENNISON CORPORATION                                                                                 971,048
    34,213  AVON PRODUCTS INCORPORATED                                                                               1,858,450
    21,420  BIOGEN INCORPORATED+                                                                                     1,050,865
   280,221  BRISTOL-MYERS SQUIBB COMPANY                                                                            11,346,148
    27,446  CHIRON CORPORATION+                                                                                      1,259,497
    33,719  CLOROX COMPANY                                                                                           1,471,160
    79,904  COLGATE-PALMOLIVE COMPANY                                                                                4,566,514
   130,618  DOW CHEMICAL COMPANY                                                                                     4,273,821
   148,472  E I DU PONT DE NEMOURS & COMPANY                                                                         7,000,455
    11,167  EASTMAN CHEMICAL COMPANY                                                                                   544,838
    18,515  ECOLAB INCORPORATED                                                                                        846,506
   162,788  ELI LILLY & COMPANY                                                                                     12,404,446
    25,873  FOREST LABORATORIES INCORPORATED+                                                                        2,113,824
    30,731  GENZYME CORPORATION+                                                                                     1,342,023

SHARES      SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
   152,841  GILLETTE COMPANY                                                                                    $    5,198,122
     7,268  GREAT LAKES CHEMICAL CORPORATION                                                                           204,740
    78,877  IMMUNEX CORPORATION+                                                                                     2,386,818
    13,733  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            480,243
    35,574  KING PHARMACEUTICALS INCORPORATED+                                                                       1,245,446
    35,851  MEDIMMUNE INCORPORATED+                                                                                  1,410,020
   329,441  MERCK & COMPANY INCORPORATED                                                                            18,969,213
   910,490  PFIZER INCORPORATED                                                                                     36,182,873
   187,879  PHARMACIA CORPORATION                                                                                    8,469,585
    24,446  PPG INDUSTRIES INCORPORATED                                                                              1,342,330
    23,296  PRAXAIR INCORPORATED                                                                                     1,393,101
   187,717  PROCTER & GAMBLE COMPANY                                                                                16,911,425
    31,918  ROHM & HAAS COMPANY                                                                                      1,349,174
   212,040  SCHERING-PLOUGH CORPORATION                                                                              6,636,852
    10,625  SIGMA ALDRICH                                                                                              498,950
    15,419  WATSON PHARMACEUTICALS INCORPORATED+                                                                       417,701
   191,062  WYETH                                                                                                   12,543,220

                                                                                                                   189,753,845
                                                                                                                --------------
COMMUNICATIONS - 5.19%
    45,020  ALLTEL CORPORATION                                                                                       2,500,861
   512,404  AT&T CORPORATION                                                                                         8,044,743
   391,420  AT&T WIRELESS SERVICES INCORPORATED+                                                                     3,503,209
    52,123  AVAYA INCORPORATED+                                                                                        384,668
   272,023  BELLSOUTH CORPORATION                                                                                   10,026,767
    20,436  CENTURYTEL INCORPORATED                                                                                    694,824
    40,563  CITIZENS COMMUNICATIONS COMPANY+                                                                           436,052
    86,555  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                               4,449,793
   136,852  COMCAST CORPORATION CLASS A+                                                                             4,351,894
   115,617  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                                622,019
   241,130  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                          1,982,089
   485,465  SBC COMMUNICATIONS INCORPORATED                                                                         18,175,809
   128,534  SPRINT CORPORATION (FON GROUP)                                                                           1,965,285
   143,193  SPRINT CORPORATION (PCS GROUP)+                                                                          1,473,456
    30,426  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                           1,277,892
   393,128  VERIZON COMMUNICATIONS INCORPORATED                                                                     17,946,293
   427,155  WORLDCOM INCORPORATED WORLDCOM GROUP+                                                                    2,879,025

                                                                                                                    80,714,679
                                                                                                                --------------
DOMESTIC DEPOSITORY INSTITUTIONS - 9.46%
    52,778  AMSOUTH BANCORPORATION                                                                                   1,160,060
   227,860  BANK OF AMERICA CORPORATION                                                                             15,499,037
   106,660  BANK OF NEW YORK COMPANY INCORPORATED                                                                    4,481,853
   169,009  BANK ONE CORPORATION                                                                                     7,061,196
    66,768  BB&T CORPORATION                                                                                         2,544,528
    32,551  CHARTER ONE FINANCIAL INCORPORATED                                                                       1,016,242

SHARES      SECURITY NAME                                                                                           VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
   745,111  CITIGROUP INCORPORATED                                                                              $   36,897,896
    25,791  COMERICA INCORPORATED                                                                                    1,613,743
    84,445  FIFTH THIRD BANCORP                                                                                      5,698,349
   151,161  FLEETBOSTON FINANCIAL CORPORATION                                                                        5,290,635
    22,828  GOLDEN WEST FINANCIAL CORPORATION                                                                        1,449,578
    36,383  HUNTINGTON BANCSHARES INCORPORATED                                                                         716,745
   285,744  J P MORGAN CHASE & COMPANY                                                                              10,186,774
    61,330  KEYCORP                                                                                                  1,634,445
    15,501  MARSHALL & ILSLEY CORPORATION                                                                              964,782
    67,755  MELLON FINANCIAL CORPORATION                                                                             2,614,665
    87,962  NATIONAL CITY CORPORATION                                                                                2,705,711
    32,168  NORTHERN TRUST CORPORATION                                                                               1,933,618
    41,706  PNC FINANCIAL SERVICES GROUP INCORPORATED                                                                2,564,502
    32,938  REGIONS FINANCIAL CORPORATION                                                                            1,131,420
    50,182  SOUTHTRUST CORPORATION                                                                                   1,324,805
    47,023  STATE STREET CORPORATION                                                                                 2,604,134
    41,798  SUNTRUST BANKS INCORPORATED                                                                              2,789,181
    42,188  SYNOVUS FINANCIAL CORPORATION                                                                            1,285,890
    19,896  UNION PLANTERS CORPORATION                                                                                 942,871
   276,401  US BANCORP                                                                                               6,238,371
   197,093  WACHOVIA CORPORATION                                                                                     7,308,208
   139,485  WASHINGTON MUTUAL INCORPORATED                                                                           4,621,138
   245,513  WELLS FARGO & COMPANY++                                                                                 12,128,342
    13,287  ZIONS BANCORPORATION                                                                                       787,520

                                                                                                                   147,196,239
                                                                                                                --------------
EATING & DRINKING PLACES - 0.49%
    16,954  DARDEN RESTAURANTS INCORPORATED                                                                            688,163
   186,167  MCDONALD'S CORPORATION                                                                                   5,166,134
    21,123  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                  1,241,610
    15,145  WENDY'S INTERNATIONAL INCORPORATED                                                                         529,772

                                                                                                                     7,625,679
                                                                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES - 3.29%
    77,201  AES CORPORATION+                                                                                           694,809
    18,111  ALLEGHENY ENERGY INCORPORATED                                                                              748,890
    28,526  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                      370,838
    19,932  AMEREN CORPORATION                                                                                         852,093
    46,668  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             2,150,928
    44,218  CALPINE CORPORATION+                                                                                       561,569
    24,080  CINERGY CORPORATION                                                                                        860,860
    19,259  CMS ENERGY CORPORATION                                                                                     435,831
    30,738  CONSOLIDATED EDISON INCORPORATED                                                                         1,288,230
    23,709  CONSTELLATION ENERGY GROUP INCORPORATED                                                                    731,423
    38,101  DOMINION RESOURCES INCORPORATED                                                                          2,482,661
    23,556  DTE ENERGY COMPANY                                                                                       1,071,798

SHARES      SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
   119,632  DUKE ENERGY CORPORATION                                                                             $    4,522,090
    50,789  DYNEGY INCORPORATED                                                                                      1,472,881
    47,186  EDISON INTERNATIONAL+                                                                                      790,366
    73,908  EL PASO CORPORATION                                                                                      3,254,169
    32,013  ENTERGY CORPORATION                                                                                      1,389,684
    46,473  EXELON CORPORATION                                                                                       2,461,675
    43,102  FIRSTENERGY CORPORATION                                                                                  1,490,467
    25,471  FPL GROUP INCORPORATED                                                                                   1,516,798
    20,143  KEYSPAN CORPORATION                                                                                        733,004
    17,900  KINDER MORGAN INCORPORATED                                                                                 866,897
    58,039  MIRANT CORPORATION+                                                                                        838,664
     6,418  NICOR INCORPORATED                                                                                         292,340
    30,052  NISOURCE INCORPORATED                                                                                      689,693
     5,136  PEOPLES ENERGY CORPORATION                                                                                 202,256
    56,182  PG & E CORPORATION+                                                                                      1,323,648
    12,259  PINNACLE WEST CAPITAL CORPORATION                                                                          555,946
    21,229  PPL CORPORATION                                                                                            840,881
    31,679  PROGRESS ENERGY INCORPORATED                                                                             1,585,217
    29,811  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             1,365,344
    43,180  RELIANT ENERGY INCORPORATED                                                                              1,113,612
    30,008  SEMPRA ENERGY                                                                                              754,701
   100,674  SOUTHERN COMPANY                                                                                         2,666,854
    20,228  TECO ENERGY INCORPORATED                                                                                   579,128
    38,394  TXU CORPORATION                                                                                          2,092,857
    90,923  WASTE MANAGEMENT INCORPORATED                                                                            2,477,652
    74,733  WILLIAMS COMPANIES INCORPORATED                                                                          1,760,709
    53,373  XCEL ENERGY INCORPORATED                                                                                 1,353,006

                                                                                                                    51,240,469
                                                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.88%
   114,968  ADC TELECOMMUNICATIONS INCORPORATED+                                                                       467,920
    49,216  ADVANCED MICRO DEVICES INCORPORATED+                                                                       723,967
    55,785  ALTERA CORPORATION+                                                                                      1,220,018
    28,318  AMERICAN POWER CONVERSION CORPORATION+                                                                     418,540
    52,838  ANALOG DEVICES INCORPORATED+                                                                             2,379,824
    11,840  ANDREW CORPORATION+                                                                                        198,083
    43,353  APPLIED MICRO CIRCUITS CORPORATION+                                                                        346,824
    37,991  BROADCOM CORPORATION+                                                                                    1,363,877
    47,609  CIENA CORPORATION+                                                                                         428,481
    26,972  COMVERSE TECHNOLOGY INCORPORATED+                                                                          341,735
    37,025  CONEXANT SYSTEMS INCORPORATED+                                                                             446,151
    60,930  EMERSON ELECTRIC COMPANY                                                                                 3,496,773
 1,438,953  GENERAL ELECTRIC COMPANY                                                                                53,888,789
   972,082  INTEL CORPORATION                                                                                       29,561,013
   196,576  JDS UNIPHASE CORPORATION+                                                                                1,157,833
    45,961  LINEAR TECHNOLOGY CORPORATION                                                                            2,032,395

SHARES      SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
    53,131  LSI LOGIC CORPORATION+                                                                              $      903,227
   495,748  LUCENT TECHNOLOGIES INCORPORATED                                                                         2,344,888
    47,191  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                  2,629,011
    11,117  MAYTAG CORPORATION                                                                                         491,927
    86,929  MICRON TECHNOLOGY INCORPORATED+                                                                          2,859,964
    28,139  MOLEX INCORPORATED                                                                                         975,579
   322,348  MOTOROLA INCORPORATED                                                                                    4,577,342
    25,728  NATIONAL SEMICONDUCTOR CORPORATION+                                                                        866,776
    48,352  NETWORK APPLIANCE INCORPORATED+                                                                            985,414
   464,122  NORTEL NETWORKS CORPORATION                                                                              2,083,908
    20,756  NOVELLUS SYSTEMS INCORPORATED+                                                                           1,123,522
    20,938  NVIDIA CORPORATION+                                                                                        928,810
    23,908  PMC-SIERRA INCORPORATED+                                                                                   389,222
    11,420  POWER-ONE INCORPORATED+                                                                                     93,416
    13,459  QLOGIC CORPORATION+                                                                                        666,490
   111,106  QUALCOMM INCORPORATED+                                                                                   4,182,030
    75,727  SANMINA-SCI CORPORATION+                                                                                   889,792
    22,656  SCIENTIFIC-ATLANTA INCORPORATED                                                                            523,354
    59,377  TELLABS INCORPORATED+                                                                                      621,677
   251,456  TEXAS INSTRUMENTS INCORPORATED                                                                           8,323,194
     8,421  THOMAS & BETTS CORPORATION                                                                                 178,188
    29,000  VITESSE SEMICONDUCTOR CORPORATION+                                                                         284,200
     9,681  WHIRLPOOL CORPORATION                                                                                      731,400
    48,592  XILINX INCORPORATED+                                                                                     1,936,877

                                                                                                                   138,062,431
                                                                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.32%
    11,602  FLUOR CORPORATION                                                                                          473,246
    62,183  HALLIBURTON COMPANY                                                                                      1,061,464
    22,593  MOODY'S CORPORATION                                                                                        928,572
    54,273  PAYCHEX INCORPORATED                                                                                     2,154,638
    17,323  QUINTILES TRANSNATIONAL CORPORATION+                                                                       307,483

                                                                                                                     4,925,403
                                                                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.72%
     7,937  BALL CORPORATION                                                                                           374,785
    13,554  COOPER INDUSTRIES INCORPORATED                                                                             568,590
     8,641  CRANE COMPANY                                                                                              236,245
    21,520  FORTUNE BRANDS INCORPORATED                                                                              1,062,442
    44,126  ILLINOIS TOOL WORKS INCORPORATED                                                                         3,192,516
    64,214  LOCKHEED MARTIN CORPORATION                                                                              3,697,442
    66,464  MASCO CORPORATION                                                                                        1,824,437
     8,386  SNAP-ON INCORPORATED                                                                                       285,543

                                                                                                                    11,242,000
                                                                                                                --------------

SHARES      SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS - 3.75%
     5,231  ADOLPH COORS COMPANY                                                                                $      352,936
   128,066  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    6,685,045
    94,800  ARCHER-DANIELS-MIDLAND COMPANY                                                                           1,320,564
    59,330  CAMPBELL SOUP COMPANY                                                                                    1,590,044
   359,855  COCA-COLA COMPANY                                                                                       18,806,022
    64,411  COCA-COLA ENTERPRISES INCORPORATED                                                                       1,209,639
    77,800  CONAGRA FOODS INCORPORATED                                                                               1,886,650
    52,903  GENERAL MILLS INCORPORATED                                                                               2,584,312
    50,696  HEINZ (H J) COMPANY                                                                                      2,103,884
    15,714  HERCULES INCORPORATED+                                                                                     209,153
    19,641  HERSHEY FOODS CORPORATION                                                                                1,346,194
    58,869  KELLOGG COMPANY                                                                                          1,976,232
    41,319  PEPSI BOTTLING GROUP INCORPORATED                                                                        1,068,923
   253,389  PEPSICO INCORPORATED                                                                                    13,049,534
   113,746  SARA LEE CORPORATION                                                                                     2,361,367
    32,620  WM WRIGLEY JR COMPANY                                                                                    1,738,972

                                                                                                                    58,289,471
                                                                                                                --------------
FOOD STORES - 0.39%
    58,845  ALBERTSON'S INCORPORATED                                                                                 1,950,123
   115,923  KROGER COMPANY+                                                                                          2,568,854
    55,373  STARBUCKS CORPORATION+                                                                                   1,280,777
    20,357  WINN-DIXIE STORES INCORPORATED                                                                             326,526

                                                                                                                     6,126,280
                                                                                                                --------------
FORESTRY - 0.18%
    26,449  PLUM CREEK TIMBER COMPANY                                                                                  785,800
    31,892  WEYERHAEUSER COMPANY                                                                                     2,004,731

                                                                                                                     2,790,531
                                                                                                                --------------
FURNITURE & FIXTURES - 0.24%
    12,695  JOHNSON CONTROLS INCORPORATED                                                                            1,121,095
    28,456  LEGGETT & PLATT INCORPORATED                                                                               705,709
    38,654  NEWELL RUBBERMAID INCORPORATED                                                                           1,235,382
    26,578  ROCKWELL COLLINS INCORPORATED                                                                              670,297

                                                                                                                     3,732,483
                                                                                                                --------------
GENERAL MERCHANDISE STORES - 3.52%
    16,563  BIG LOTS INCORPORATED                                                                                      232,710
    12,124  DILLARDS INCORPORATED CLASS A                                                                              289,279
    48,166  DOLLAR GENERAL CORPORATION                                                                                 784,142
    24,969  FAMILY DOLLAR STORES INCORPORATED                                                                          836,711
    27,760  FEDERATED DEPARTMENT STORES INCORPORATED+                                                                1,133,996
    38,207  J C PENNEY COMPANY INCORPORATED                                                                            791,267
    42,428  MAY DEPARTMENT STORES COMPANY                                                                            1,478,616
    46,721  SEARS ROEBUCK & COMPANY                                                                                  2,395,386

SHARES      SECURITY NAME                                                                                           VALUE
GENERAL MERCHANDISE STORES (continued)
   130,749  TARGET CORPORATION                                                                                  $    5,637,897
    39,500  TJX COMPANIES INCORPORATED                                                                               1,580,395
   645,509  WAL-MART STORES INCORPORATED                                                                            39,563,247

                                                                                                                    54,723,646
                                                                                                                --------------
HEALTH SERVICES - 0.54%
    74,590  HCA INCORPORATED                                                                                         3,287,927
    35,010  HEALTH MANAGEMENT ASSOCIATES INCORPORATED+                                                                 725,757
    56,816  HEALTHSOUTH CORPORATION+                                                                                   815,310
    14,826  MANOR CARE INCORPORATED+                                                                                   345,446
    47,135  TENET HEALTHCARE CORPORATION+                                                                            3,158,988

                                                                                                                     8,333,428
                                                                                                                --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION - CONTRACTORS - 0.01%
     8,933  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                      138,908
                                                                                                                --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.33%
    42,062  BED BATH & BEYOND INCORPORATED+                                                                          1,419,593
    30,656  BEST BUY COMPANY INCORPORATED+                                                                           2,427,955
    30,229  CIRCUIT CITY STORES - CIRCUIT CITY GROUP                                                                   545,331
    25,959  RADIOSHACK CORPORATION                                                                                     779,808

                                                                                                                     5,172,687
                                                                                                                --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.22%
    53,485  HILTON HOTELS CORPORATION                                                                                  764,836
    34,901  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              1,568,800
    28,639  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         1,077,113

                                                                                                                     3,410,749
                                                                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.60%
    51,180  APPLE COMPUTER INCORPORATED+                                                                             1,211,431
   118,744  APPLIED MATERIALS INCORPORATED+                                                                          6,444,237
    48,644  BAKER HUGHES INCORPORATED                                                                                1,860,633
    11,566  BLACK & DECKER CORPORATION                                                                                 538,282
    49,740  CATERPILLAR INCORPORATED                                                                                 2,827,719
 1,062,297  CISCO SYSTEMS INCORPORATED+                                                                             17,984,688
   246,786  COMPAQ COMPUTER CORPORATION                                                                              2,578,914
     5,979  CUMMINS INCORPORATED                                                                                       282,388
    34,420  DEERE & COMPANY                                                                                          1,567,831
   377,565  DELL COMPUTER CORPORATION+                                                                               9,858,222
    29,353  DOVER CORPORATION                                                                                        1,203,473
    10,037  EATON CORPORATION                                                                                          812,796
   320,875  EMC CORPORATION+                                                                                         3,824,830
    46,920  GATEWAY INCORPORATED+                                                                                      296,534
   281,167  HEWLETT-PACKARD COMPANY                                                                                  5,044,136
   249,486  IBM CORPORATION                                                                                         25,946,544
    24,329  INGERSOLL-RAND COMPANY CLASS A                                                                           1,216,937

SHARES      SECURITY NAME                                                                                           VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
    12,962  INTERNATIONAL GAME TECHNOLOGY+                                                                      $      807,792
    28,553  JABIL CIRCUIT INCORPORATED+                                                                                671,852
    18,826  LEXMARK INTERNATIONAL INCORPORATED+                                                                      1,076,471
    56,785  MINNESOTA MINING & MANUFACTURING COMPANY                                                                 6,530,843
    17,690  PALL CORPORATION                                                                                           362,468
    83,639  PALM INCORPORATED+                                                                                         333,720
    16,968  PARKER-HANNIFIN CORPORATION                                                                                846,703
    35,316  PITNEY BOWES INCORPORATED                                                                                1,511,525
   118,846  SOLECTRON CORPORATION+                                                                                     926,999
    12,322  STANLEY WORKS                                                                                              569,893
    33,076  SYMBOL TECHNOLOGIES INCORPORATED                                                                           371,774
    68,473  UNITED TECHNOLOGIES CORPORATION                                                                          5,080,697

                                                                                                                   102,590,332
                                                                                                                --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.40%
    38,990  AON CORPORATION                                                                                          1,364,650
    24,432  HUMANA INCORPORATED+                                                                                       330,565
    39,776  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                  4,484,346

                                                                                                                     6,179,561
                                                                                                                --------------
INSURANCE CARRIERS - 4.34%
    37,586  ACE LIMITED                                                                                              1,567,336
    20,959  AETNA INCORPORATED                                                                                         813,628
    75,625  AFLAC INCORPORATED                                                                                       2,230,938
   103,266  ALLSTATE CORPORATION                                                                                     3,900,357
    15,284  AMBAC FINANCIAL GROUP INCORPORATED                                                                         902,826
   378,359  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               27,294,818
    24,590  CHUBB CORPORATION                                                                                        1,797,529
    20,946  CIGNA CORPORATION                                                                                        2,123,715
    23,394  CINCINNATI FINANCIAL CORPORATION                                                                         1,021,382
    49,927  CONSECO INCORPORATED+                                                                                      180,736
    35,508  HARTFORD FINANCIAL SERVICES GROUP                                                                        2,418,805
    21,790  JEFFERSON-PILOT CORPORATION                                                                              1,091,243
    43,256  JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                                                             1,651,947
    27,438  LINCOLN NATIONAL CORPORATION                                                                             1,391,930
    27,733  LOEWS CORPORATION                                                                                        1,624,599
    21,494  MBIA INCORPORATED                                                                                        1,175,507
   104,967  METLIFE INCORPORATED                                                                                     3,306,461
    15,523  MGIC INVESTMENT CORPORATION                                                                              1,062,239
    10,617  PROGRESSIVE CORPORATION                                                                                  1,769,005
    18,503  SAFECO CORPORATION                                                                                         592,836
    30,038  ST PAUL COMPANIES INCORPORATED                                                                           1,377,242
    17,984  TORCHMARK CORPORATION                                                                                      724,575
    45,154  UNITEDHEALTH GROUP INCORPORATED                                                                          3,450,669
    35,056  UNUMPROVIDENT CORPORATION                                                                                  979,114
    20,914  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                  1,331,594

SHARES      SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS (continued)
    19,214  XL CAPITAL LIMITED CLASS A                                                                          $    1,793,627

                                                                                                                    67,574,658
                                                                                                                --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%
    33,277  GEORGIA-PACIFIC CORPORATION                                                                                996,646
    15,128  LOUISIANA-PACIFIC CORPORATION                                                                              162,475

                                                                                                                     1,159,121
                                                                                                                --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.52%
    67,156  AGILENT TECHNOLOGIES INCORPORATED+                                                                       2,347,774
    18,956  ALLERGAN INCORPORATED                                                                                    1,225,505
    30,787  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                               688,089
     7,401  BARD (C R) INCORPORATED                                                                                    437,029
     7,765  BAUSCH & LOMB INCORPORATED                                                                                 346,086
    85,499  BAXTER INTERNATIONAL INCORPORATED                                                                        5,088,900
    37,461  BECTON DICKINSON & COMPANY                                                                               1,413,029
    39,108  BIOMET INCORPORATED                                                                                      1,058,262
    58,415  BOSTON SCIENTIFIC CORPORATION+                                                                           1,465,632
    21,568  DANAHER CORPORATION                                                                                      1,531,759
    42,282  EASTMAN KODAK COMPANY                                                                                    1,317,930
    44,133  GUIDANT CORPORATION+                                                                                     1,911,842
    27,091  KLA-TENCOR CORPORATION+                                                                                  1,801,552
   175,332  MEDTRONIC INCORPORATED                                                                                   7,926,760
     6,915  MILLIPORE CORPORATION                                                                                      305,920
    17,783  PERKINELMER INCORPORATED                                                                                   328,986
    56,616  RAYTHEON COMPANY                                                                                         2,324,087
    26,709  ROCKWELL AUTOMATION INCORPORATED                                                                           535,783
    12,608  ST JUDE MEDICAL INCORPORATED+                                                                              972,707
    28,475  STRYKER CORPORATION                                                                                      1,717,897
    13,324  TEKTRONIX INCORPORATED+                                                                                    315,246
    26,154  TERADYNE INCORPORATED+                                                                                   1,031,252
    25,749  THERMO ELECTRON CORPORATION+                                                                               533,777
    18,944  WATERS CORPORATION+                                                                                        529,864
   104,274  XEROX CORPORATION                                                                                        1,120,946
    28,069  ZIMMER HOLDINGS INCORPORATED+                                                                              955,749

                                                                                                                    39,232,363
                                                                                                                --------------
METAL MINING - 0.32%
    77,628  BARRICK GOLD CORPORATION                                                                                 1,440,776
    20,851  FREEPORT-MCMORAN COOPER & GOLD INCORPORATED CLASS B+                                                       367,395
    26,393  INCO LIMITED+                                                                                              516,511
    56,733  NEWMONT MINING CORPORATION                                                                               1,570,937
    11,398  PHELPS DODGE CORPORATION                                                                                   479,856
    47,560  PLACER DOME INCORPORATED                                                                                   582,610

                                                                                                                     4,958,085
                                                                                                                --------------

SHARES      SECURITY NAME                                                                                           VALUE
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
    14,670  VULCAN MATERIALS COMPANY                                                                            $      697,412
                                                                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.76%
    25,019  HASBRO INCORPORATED                                                                                        395,801
    62,512  MATTEL INCORPORATED                                                                                      1,302,750
    20,985  TIFFANY & COMPANY                                                                                          746,017
   289,128  TYCO INTERNATIONAL LIMITED                                                                               9,344,617

                                                                                                                    11,789,185
                                                                                                                --------------
MISCELLANEOUS RETAIL - 0.84%
    65,523  COSTCO WHOLESALE CORPORATION+                                                                            2,609,126
    56,596  CVS CORPORATION                                                                                          1,942,941
    44,459  OFFICE DEPOT INCORPORATED+                                                                                 882,511
    66,855  STAPLES INCORPORATED+                                                                                    1,335,094
    28,489  TOYS R US INCORPORATED+                                                                                    511,662
   147,992  WALGREEN COMPANY                                                                                         5,799,806

                                                                                                                    13,081,140
                                                                                                                --------------
MOTION PICTURES - 0.44%
   295,353  WALT DISNEY COMPANY                                                                                      6,816,747
                                                                                                                --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.55%
   193,232  AMERICAN EXPRESS COMPANY                                                                                 7,914,783
    31,119  CAPITAL ONE FINANCIAL CORPORATION                                                                        1,986,948
    17,774  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                                 795,387
   100,674  FHLMC                                                                                                    6,379,711
   144,683  FNMA                                                                                                    11,557,278
    66,289  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                     3,765,215
   123,361  MBNA CORPORATION                                                                                         4,758,034
    41,162  PROVIDIAN FINANCIAL CORPORATION                                                                            310,773
    22,705  USA EDUCATION INCORPORATED                                                                               2,220,549

                                                                                                                    39,688,678
                                                                                                                --------------
OIL & GAS EXTRACTION - 1.09%
    36,027  ANADARKO PETROLEUM CORPORATION                                                                           2,033,364
    19,855  APACHE CORPORATION                                                                                       1,129,352
    29,094  BURLINGTON RESOURCES INCORPORATED                                                                        1,166,378
    22,506  DEVON ENERGY CORPORATION                                                                                 1,086,365
    16,725  EOG RESOURCES INCORPORATED                                                                                 678,366
    14,510  KERR-MCGEE CORPORATION                                                                                     911,954
    20,402  NABORS INDUSTRIES INCORPORATED+                                                                            861,985
    19,129  NOBLE DRILLING CORPORATION+                                                                                791,749
    54,106  OCCIDENTAL PETROLEUM CORPORATION                                                                         1,577,190
    13,576  ROWAN COMPANIES INCORPORATED+                                                                              312,791
    83,455  SCHLUMBERGER LIMITED                                                                                     4,908,823
    46,167  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                      1,534,129

                                                                                                                    16,992,446
                                                                                                                --------------

SHARES      SECURITY NAME                                                                                           VALUE
PAPER & ALLIED PRODUCTS - 0.67%
     7,646  BEMIS COMPANY INCORPORATED                                                                          $      415,560
     8,405  BOISE CASCADE CORPORATION                                                                                  304,597
    69,801  INTERNATIONAL PAPER COMPANY                                                                              3,002,141
    76,057  KIMBERLY-CLARK CORPORATION                                                                               4,917,085
    28,767  MEADWESTVACO CORPORATION                                                                                   953,626
    23,072  PACTIV CORPORATION+                                                                                        461,901
     7,150  TEMPLE-INLAND INCORPORATED                                                                                 405,548

                                                                                                                    10,460,458
                                                                                                                --------------
PERSONAL SERVICES - 0.15%
    24,587  CINTAS CORPORATION                                                                                       1,225,908
    26,460  H&R BLOCK INCORPORATED                                                                                   1,176,147

                                                                                                                     2,402,055
                                                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.45%
    12,845  AMERADA HESS CORPORATION                                                                                 1,019,379
    10,039  ASHLAND INCORPORATED                                                                                       456,875
   154,501  CHEVRONTEXACO CORPORATION                                                                               13,946,805
    90,643  CONOCO INCORPORATED                                                                                      2,644,963
   990,697  EXXON MOBIL CORPORATION                                                                                 43,422,250
    44,809  MARATHON OIL CORPORATION                                                                                 1,290,499
    55,220  PHILLIPS PETROLEUM COMPANY                                                                               3,467,816
   307,613  ROYAL DUTCH PETROLEUM COMPANY NY SHARES                                                                 16,709,538
    10,956  SUNOCO INCORPORATED                                                                                        438,350
    35,337  UNOCAL CORPORATION                                                                                       1,376,376

                                                                                                                    84,772,851
                                                                                                                --------------
PRIMARY METAL INDUSTRIES - 0.54%
    46,479  ALCAN INCORPORATED                                                                                       1,841,963
   122,754  ALCOA INCORPORATED                                                                                       4,632,736
    11,624  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        192,261
    18,798  ENGELHARD CORPORATION                                                                                      583,302
    11,265  NUCOR CORPORATION                                                                                          723,664
    12,918  UNITED STATES STEEL CORPORATION                                                                            234,462
    12,368  WORTHINGTON INDUSTRIES INCORPORATED                                                                        189,972

                                                                                                                     8,398,360
                                                                                                                --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.47%
     9,232  AMERICAN GREETINGS CORPORATION                                                                             167,561
    12,220  DOW JONES & COMPANY INCORPORATED                                                                           711,448
    38,358  GANNETT COMPANY INCORPORATED                                                                             2,919,044
    12,179  KNIGHT-RIDDER INCORPORATED                                                                                 836,576
    28,013  MCGRAW-HILL COMPANIES INCORPORATED                                                                       1,911,887
     7,148  MEREDITH CORPORATION                                                                                       303,861
    21,838  NEW YORK TIMES COMPANY CLASS A                                                                           1,045,167
    16,358  RR DONNELLEY & SONS COMPANY                                                                                508,734

SHARES      SECURITY NAME                                                                                           VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
    43,143  TRIBUNE COMPANY                                                                                     $    1,961,281
   256,828  VIACOM INCORPORATED CLASS B+                                                                            12,422,770

                                                                                                                    22,788,329
                                                                                                                --------------
RAILROAD TRANSPORTATION - 0.41%
    55,650  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 1,679,517
    30,977  CSX CORPORATION                                                                                          1,180,533
    55,981  NORFOLK SOUTHERN CORPORATION                                                                             1,340,185
    35,976  UNION PACIFIC CORPORATION                                                                                2,235,549

                                                                                                                     6,435,784
                                                                                                                --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.27%
    10,511  COOPER TIRE & RUBBER COMPANY                                                                               227,563
    23,627  GOODYEAR TIRE & RUBBER COMPANY                                                                             604,142
    38,818  NIKE INCORPORATED CLASS B                                                                                2,329,468
     8,531  REEBOK INTERNATIONAL LIMITED+                                                                              230,593
    12,126  SEALED AIR CORPORATION+                                                                                    570,892
     8,418  TUPPERWARE CORPORATION                                                                                     191,510

                                                                                                                     4,154,168
                                                                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.59%
    14,461  BEAR STEARNS COMPANIES INCORPORATED                                                                        907,428
   197,929  CHARLES SCHWAB CORPORATION                                                                               2,590,891
    37,856  FRANKLIN RESOURCES INCORPORATED                                                                          1,586,924
    35,373  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    2,286,511
   121,963  MERRILL LYNCH & COMPANY INCORPORATED                                                                     6,754,311
   159,545  MORGAN STANLEY DEAN WITTER & COMPANY                                                                     9,143,524
    32,055  STILWELL FINANCIAL INCORPORATED                                                                            785,027
    17,861  T ROWE PRICE GROUP INCORPORATED                                                                            695,329

                                                                                                                    24,749,945
                                                                                                                --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.07%
   136,850  CORNING INCORPORATED                                                                                     1,042,797
                                                                                                                --------------
TOBACCO PRODUCTS - 1.12%
   313,797  PHILIP MORRIS COMPANIES INCORPORATED                                                                    16,527,688
    24,380  UST INCORPORATED                                                                                           949,113

                                                                                                                    17,476,801
                                                                                                                --------------
TRANSPORTATION BY AIR - 0.38%
    22,423  AMR CORPORATION+                                                                                           592,191
    17,849  DELTA AIRLINES INCORPORATED                                                                                584,019
    43,208  FEDEX CORPORATION+                                                                                       2,510,385
   111,050  SOUTHWEST AIRLINES COMPANY                                                                               2,148,818
     9,867  US AIRWAYS GROUP INCORPORATED+                                                                              63,642

                                                                                                                     5,899,055
                                                                                                                --------------

SHARES      SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT - 2.19%
   121,291  BOEING COMPANY                                                                                      $    5,852,291
    12,706  BRUNSWICK CORPORATION                                                                                      347,128
    21,517  DANA CORPORATION                                                                                           461,970
    81,138  DELPHI CORPORATION                                                                                       1,297,397
   262,265  FORD MOTOR COMPANY                                                                                       4,324,750
    29,224  GENERAL DYNAMICS CORPORATION                                                                             2,745,595
    80,452  GENERAL MOTORS CORPORATION                                                                               4,863,323
    25,174  GENUINE PARTS COMPANY                                                                                      925,648
    14,731  GOODRICH CORPORATION                                                                                       466,089
    43,844  HARLEY-DAVIDSON INCORPORATED                                                                             2,417,120
   117,772  HONEYWELL INTERNATIONAL INCORPORATED                                                                     4,507,134
    12,802  ITT INDUSTRIES INCORPORATED                                                                                807,038
     8,678  NAVISTAR INTERNATIONAL CORPORATION+                                                                        384,435
    15,976  NORTHROP GRUMMAN CORPORATION                                                                             1,806,087
    11,114  PACCAR INCORPORATED                                                                                        813,656
    20,457  TEXTRON INCORPORATED                                                                                     1,045,353
    18,302  TRW INCORPORATED                                                                                           942,004

                                                                                                                    34,007,018
                                                                                                                --------------
TRANSPORTATION SERVICES - 0.06%
    19,500  SABRE HOLDINGS CORPORATION+                                                                                910,845
                                                                                                                --------------
WATER TRANSPORTATION - 0.18%
    84,922  CARNIVAL CORPORATION                                                                                     2,772,703
                                                                                                                --------------
WHOLESALE TRADE - DURABLE GOODS - 1.92%
    13,548  GRAINGER (W W) INCORPORATED                                                                                761,804
   444,249  JOHNSON & JOHNSON                                                                                       28,853,973
    18,881  VISTEON CORPORATION                                                                                        312,481

                                                                                                                    29,928,258
                                                                                                                --------------
WHOLESALE TRADE-NONDURABLE GOODS - 1.24%
    15,052  AMERISOURCEBERGEN CORPORATION                                                                            1,028,052
     9,890  BROWN-FORMAN CORPORATION                                                                                   719,596
    65,101  CARDINAL HEALTH INCORPORATED                                                                             4,615,010
    41,631  MCKESSON CORPORATION                                                                                     1,558,248
    72,689  SAFEWAY INCORPORATED+                                                                                    3,272,459
    19,177  SUPERVALU INCORPORATED                                                                                     494,767
    96,331  SYSCO CORPORATION                                                                                        2,872,590
    82,780  UNILEVER NV NY SHARES                                                                                    4,701,904

                                                                                                                    19,262,626
                                                                                                                --------------
Total Common Stock (Cost $1,247,793,660)                                                                         1,518,087,685
                                                                                                                --------------

SHARES      SECURITY NAME                                                                                           VALUE
REAL ESTATE INVESTMENT TRUST - 0.19%
    60,007  EQUITY OFFICE PROPERTIES TRUST                                                                      $    1,799,610
    39,219  EQUITY RESIDENTIAL PROPERTIES TRUST                                                                      1,127,154

Total Real Estate Investment Trust (Cost $2,974,250)                                                                 2,926,764
                                                                                                                --------------
PRINCIPAL                                                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 2.09%

REPURCHASE AGREEMENTS - 1.97%
$30,747,378 GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
            US GOVERNMENT SECURITIES                                             1.94%          4/1/02              30,747,378
                                                                                                                --------------
RIGHTS - 0.00%
    32,300  SEAGATE                                                                                                          0

US TREASURY OBLIGATIONS - 0.12%
  $310,000  US TREASURY BILLS#                                                   2.13%^         4/11/02                309,853
 1,565,000  US TREASURY BILLS#                                                   1.91^          8/29/02              1,552,350

Total US Treasury Obligations                                                                                        1,862,203
                                                                                                                --------------
Total Short-Term Investments (Cost $32,609,991)                                                                     32,609,581
                                                                                                                --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,283,377,902)*                          99.89%                                                          $1,553,624,030
OTHER ASSETS AND LIABILITIES, NET                0.11                                                                1,656,304
                                               ------                                                           --------------
Total Net Assets                               100.00%                                                          $1,555,280,334
                                               ------                                                           --------------

+    NON-INCOME EARNING SECURITIES.
#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)
^    YIELD TO MATURITY.
++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,221,983.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                $ 509,974,486
     GROSS UNREALIZED DEPRECIATION                                 (239,728,358)
                                                                  -------------
     NET UNREALIZED APPRECIATION                                  $ 270,246,128

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2002 (UNAUDITED)

INTERNATIONAL PORTFOLIO


SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 92.51%

AUSTRALIA - 0.98%
  1,723,890  TELSTRA CORPORATION LIMITED (SERVICES)                                                                $ 4,949,768
                                                                                                                   -----------

BELGIUM - 1.24%
    103,940  DELHAIZE LE LION SA (FOOD & KINDRED PRODUCTS)                                                           4,787,731
      7,360  ELECTRABEL SA (ELECTRIC, GAS & SANITARY SERVICES)                                                       1,523,020
                                                                                                                     6,310,751
                                                                                                                   -----------

FINLAND - 2.10%
    203,420  NOKIA OYJ (SERVICES)                                                                                    4,299,918
    238,768  STORA ENSO OYJ (BUSINESS SERVICES/COMPUTER SOFTWARE)                                                    3,020,349
     97,290  UPM-KYMMENE OYJ (SERVICES)                                                                              3,327,111
                                                                                                                    10,647,378
                                                                                                                   -----------

FRANCE - 12.49%
     29,120  AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                                2,012,008
     83,830  CAP GEMINI SA (BUSINESS SERVICES)                                                                       6,238,233
     34,942  COMPAGNIE DE ST GOBAIN (CAPITAL EQUIPMENT)                                                              5,703,410
    108,040  ETABLISSEMENTS ECONOMIQUES DU CASINO GUICHARD-PERRACHON SA (WHOLESALE TRADE -
             NONDURABLE GOODS)                                                                                       7,851,319
     30,080  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                 3,545,245
     53,147  LAFARGE SA (BUSINESS SERVICES/COMPUTER SOFTWARE)                                                        4,752,430
     89,409  PECHINEY SA (PRIMARY METAL INDUSTRIES)                                                                  4,765,797
    208,690  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                  10,013,304
    119,350  SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                     6,038,979
    145,462  TELEVISION FRANCAISE (TF1) (COMMUNICATIONS)                                                             4,525,264
     48,499  TOTAL FINA ELF (OIL & GAS EXTRACTION)                                                                   7,488,919
     12,820  VIVENDI ENVIRONNEMENT (TRUCKING)                                                                          398,154
                                                                                                                    63,333,062
                                                                                                                   -----------

GERMANY - 6.63%
     33,180  ALLIANZ AG (INSURANCE CARRIERS)                                                                         7,844,382
     68,520  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                   2,779,607
     37,880  DEUTSCHE BANK AG (FOREIGN DEPOSITORY INSTITUTIONS)                                                      2,422,295
    320,840  DEUTSCHE TELEKOM AG (SERVICES)                                                                          4,842,255
     84,831  METRO AG (GENERAL MERCHANDISE STORES)                                                                   2,849,236
     19,900  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (BUSINESS SERVICES)                                       4,947,787
     45,190  SAP AG (SERVICES)                                                                                       6,859,693
     20,670  VOLKSWAGEN AG (CAPITAL EQUIPMENT)                                                                       1,081,944
                                                                                                                    33,627,199
                                                                                                                   -----------

HONG KONG - 1.73%
    654,000  HUTCHISON WHAMPOA LIMITED (BUSINESS SERVICES)                                                           5,764,586
    399,000  SUN HUNG KAI PROPERTIES LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                    3,030,951
                                                                                                                     8,795,537
                                                                                                                   -----------


SHARES       SECURITY NAME                                                                                           VALUE
IRELAND - 1.59%
    747,170  BANK OF IRELAND (BANKS)                                                                               $ 8,089,176
                                                                                                                   -----------

ITALY - 2.64%
    472,775  BANCA DI ROMA (FINANCE)+                                                                                1,138,352
    180,890  FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                     2,517,030
  1,073,720  INTESABCI SPA (BANKS)                                                                                   3,222,275
  1,183,330  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                     6,503,684
                                                                                                                    13,381,341
                                                                                                                   -----------

JAPAN - 17.35%
     92,550  AIFUL CORPORATION (FOREIGN DEPOSITORY INSTITUTIONS)                                                     5,090,650
    119,000  FUJI PHOTO FILM COMPANY (MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
             PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS)                                                                  3,744,142
    373,000  FUJITSU LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                     2,856,565
     28,300  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                     5,406,540
    197,000  MATSUSHITA ELECTRIC INDUSTRIES COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                      2,402,021
    951,000  MITSUI & COMPANY (WHOLESALE TRADE-DURABLE GOODS)                                                        5,804,948
     76,900  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                  4,931,903
     28,300  NINTENDO COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       4,163,805
        125  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                           611,159
    439,000  NOMURA SECURITIES COMPANY (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
             SERVICES)                                                                                               5,693,898
      2,335  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                6,342,474
     37,100  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                         2,314,988
    260,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                              4,816,085
     56,000  SANKYO COMPANY LIMITED (HEALTHCARE SERVICES)                                                              855,623
    342,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                     4,510,626
     47,100  SONY CORPORATION (CAPITAL EQUIPMENT)                                                                    2,448,552
     82,000  TAKEDA CHEMICAL INDUSTRIES (CHEMICALS & ALLIED PRODUCTS)                                                3,322,442
  1,238,000  TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                     5,184,214
    268,300  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                     7,733,095
    213,000  YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                 5,319,574
    294,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                              4,447,653
                                                                                                                    88,000,957
                                                                                                                   -----------

MEXICO - 1.02%
  2,020,130  GRUPO MODELO SA (FOOD & KINDRED PRODUCTS)                                                               5,155,234
                                                                                                                   -----------


SHARES       SECURITY NAME                                                                                           VALUE
NETHERLANDS - 6.91%
    273,900  ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)+                                                                                  $ 6,905,624
    105,730  FORTIS (INSURANCE CARRIERS)+                                                                            2,352,999
    122,950  HEINEKEN (FOOD & KINDRED PRODUCTS)                                                                      5,009,086
    313,392  ING GROEP NV (FINANCE)                                                                                  8,530,129
     89,798  ROYAL DUTCH PETROLEUM COMPANY (ENERGY)                                                                  4,915,792
    351,930  TNT POST GROUP NV (TRANSPORTATION SERVICES)                                                             7,316,332
                                                                                                                    35,029,962
                                                                                                                   -----------

PORTUGAL - 0.50%
  1,206,440  ELECTRICIDADE DE PORTUGAL (ELECTRIC, GAS & SANITARY SERVICES)                                           2,515,456
                                                                                                                   -----------

SINGAPORE - 0.44%
  2,589,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                   2,232,514
                                                                                                                   -----------

SOUTH KOREA - 0.98%
    207,260  KOREA TELECOM CORPORATION ADR (COMMUNICATIONS)                                                          4,970,095
                                                                                                                   -----------

SPAIN - 5.04%
    628,070  BANCO SANTANDER CENTRAL HISPANO SA (FOREIGN DEPOSITORY INSTITUTIONS)                                    5,260,080
    120,940  BANKINTER SA (FOREIGN DEPOSITORY INSTITUTIONS)                                                          3,682,209
    320,290  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                           4,764,100
    202,200  GAS NATURAL SDG NA (ELECTRIC, GAS & SANITARY SERVICES)                                                  3,476,809
    749,424  TELEFONICA SA (COMMUNICATIONS)+                                                                         8,401,248
                                                                                                                    25,584,446
                                                                                                                   -----------

SWEDEN - 1.81%
    127,110  ATLAS COPCO AB A SHARES (CAPITAL EQUIPMENT)                                                             2,988,092
    124,340  ELECTROLUX AB SERIES B (CAPITAL EQUIPMENT)                                                              2,208,737
    946,832  TELEFONAKTIEBOLAGET LM ERICSSON B SHARES (SERVICES)                                                     4,003,707
                                                                                                                     9,200,536
                                                                                                                   -----------

SWITZERLAND - 7.78%
     43,570  ADECCO SA (BUSINESS SERVICES)                                                                           2,765,531
    174,120  CREDIT SUISSE GROUP (FOREIGN DEPOSITORY INSTITUTIONS)                                                   6,600,121
     25,050  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                     5,570,605
    226,840  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                               8,922,212
    136,340  ROCHE HOLDING AG (WHOLESALE TRADE - NONDURABLE GOODS)                                                  10,599,565
    101,301  UBS AG (FINANCE)                                                                                        4,987,319
                                                                                                                    39,445,353
                                                                                                                   -----------

UNITED KINGDOM - 21.28%
    835,970  ARM HOLDINGS PLC (CAPITAL EQUIPMENT)+                                                                   3,380,831
  1,929,960  BAE SYSTEMS PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                              9,206,775
    158,020  BARCLAYS PLC (FINANCE)                                                                                  4,882,994
    331,510  BOC GROUP PLC (BUSINESS SERVICES/COMPUTER SOFTWARE)                                                     5,027,600
  1,676,500  BP AMOCO PLC (OIL & GAS EXTRACTION)                                                                    14,921,002
    123,280  BRITISH SKY BROADCASTING GROUP PLC (COMMUNICATIONS)+                                                    1,460,597
  1,570,892  BT GROUP PLC (COMMUNICATIONS)                                                                           6,263,525


SHARES       SECURITY NAME                                                                                           VALUE
  1,539,570  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      $ 4,987,642
    570,703  GLAXOSMITHKLINE PLC (WHOLESALE TRADE-DURABLE GOODS)                                                    13,441,883
    488,330  HBOS PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                              5,274,526
  1,177,946  KINGFISHER PLC (WHOLESALE TRADE-DURABLE GOODS)                                                          6,491,586
    343,670  LLOYDS TSB GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                  3,528,510
    340,740  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                  4,376,673
    331,550  PRUDENTIAL CORPORATION PLC (INSURANCE CARRIERS)                                                         3,342,695
    232,690  RIO TINTO PLC (METAL MINING)                                                                            4,599,193
    610,120  SHELL TRANSPORT & TRADING COMPANY (OIL & GAS EXTRACTION)                                                4,543,927
    174,480  UNITED UTILITIES PLC (UTILITIES)                                                                        1,518,103
  5,787,883  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)                                                                 10,694,034
                                                                                                                   107,942,096
                                                                                                                   -----------
TOTAL COMMON STOCK (COST $473,356,600)                                                                             469,210,861
                                                                                                                   -----------

WARRANTS - 2.23%
     11,970  FIAT SPA WARRANTS (TRANSPORTATION EQUIPMENT)+                                                               7,811
  2,131,000  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED WARRANTS (ELECTRONIC & OTHER
             ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                          5,775,010
  3,676,000  UNITED MICROELECTRONICS CORPORATION WARRANTS (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                     5,550,760
     13,860  VIVENDI ENVIRONNEMENT WARRANTS (TRUCKING)+                                                                  4,837
TOTAL WARRANTS (COST $10,016,063)                                                                                   11,338,418
                                                                                                                   -----------

SHORT-TERM INVESTMENTS - 4.78%

CASH MANAGEMENT ACCOUNTS - 0.40%
  2,020,137  WFFT 100% TREASURY MONEY MARKET FUND (FINANCE) ~                                                        2,020,137
                                                                                                                   -----------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
REPURCHASE AGREEMENTS - 4.38%
$22,225,825  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
US GOVERNMENT SECURITIES                                                                 1.93%       4/1/02         22,225,825
                                                                                                                   -----------
SHARES
RIGHTS - 0.00%
         30  TELEFONICA SA RIGHTS (COMMUNICATIONS)+                                                                          7

TOTAL SHORT-TERM INVESTMENTS (COST $24,245,962)                                                                     24,245,969
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $507,618,624)*                            99.52%                                                            $504,795,248
OTHER ASSETS AND LIABILITIES, NET                0.48                                                                2,414,276
                                               -------                                                             -----------
TOTAL NET ASSETS                               100.00%                                                            $507,209,524
                                               =======                                                            ============

+  NON-INCOME EARNING SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT
ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT
PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 38,312,416
   GROSS UNREALIZED DEPRECIATION                                  (41,135,792)
                                                                 -------------
   NET UNREALIZED DEPRECIATION                                   $ (2,823,376)



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INTERNATIONAL EQUITY PORTFOLIO


SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 95.32%
AUSTRALIA - 4.62%
    973,906  BHP BILLITON LIMITED (OIL & GAS EXTRACTION)                                                           $ 5,925,362
  2,256,900  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                        5,576,816
    575,600  NEWS CORPORATION LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     4,030,395
     94,000  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                72,241
                                                                                                                    15,604,814
                                                                                                                   -----------

BRAZIL - 0.92%
    151,000  ARACRUZ CELULOSE SA ADR (PAPER & ALLIED PRODUCTS)+                                                      3,118,150
                                                                                                                   -----------

CANADA - 0.99%
     91,200  LOBLAW COMPANIES LIMITED (FOOD STORES)                                                                  3,329,761
                                                                                                                   -----------

FRANCE - 8.12%
     41,513  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                 4,892,745
     49,305  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                      3,165,788
    243,100  SUEZ LYONNAISE DES EAUX (ELECTRIC, GAS & SANITARY SERVICES)                                             6,875,607
     59,200  TOTAL FINA ELF (OIL & GAS EXTRACTION)                                                                   9,141,302
     86,200  VIVENDI UNIVERSAL (BUSINESS SERVICES)                                                                   3,352,435
                                                                                                                    27,427,877
                                                                                                                   -----------

GERMANY - 5.90%
     30,100  ALLIANZ AG (INSURANCE CARRIERS)                                                                         7,116,212
     53,300  DEUTSCHE BANK AG (FOREIGN DEPOSITORY INSTITUTIONS)                                                      3,408,351
     11,800  SAP AG (BUSINESS SERVICES)                                                                              1,791,201
     36,200  SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                     2,368,552
    103,500  VEBA AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             5,246,015
                                                                                                                    19,930,331
                                                                                                                   -----------

HONG KONG - 2.38%
    564,425  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                              5,047,404
    967,730  CHINA MOBILE LIMITED (COMMUNICATIONS)+                                                                  2,990,122
                                                                                                                     8,037,526
                                                                                                                   -----------


HUNGARY - 0.70%
    679,600  MAGYAR TAVKOZLESI RT (COMMUNICATIONS)                                                                   2,364,037
                                                                                                                   -----------

IRELAND - 2.23%
    251,200  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                       7,538,512
                                                                                                                   -----------

ITALY - 2.74%
    330,700  ENI SPA (OIL & GAS EXTRACTION)                                                                          4,846,816
    374,000  SAN PAOLO IMI SPA (NONDEPOSITORY CREDIT INSTITUTIONS)                                                   4,398,196
                                                                                                                     9,245,012
                                                                                                                   -----------

JAPAN - 13.79%
     11,300  AIFUL CORPORATION (FOREIGN DEPOSITORY INSTITUTIONS)                                                       621,549
    136,025  CANON INCORPORATED (MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
             MEDICAL & OPTICAL GOODS)                                                                                5,049,555


SHARES       SECURITY NAME                                                                                           VALUE
JAPAN (CONTINUED)
    115,755  FUJI PHOTO FILM COMPANY (MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
             MEDICAL & OPTICAL GOODS)                                                                              $ 3,642,043
    119,685  KONAMI CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                     2,673,011
    715,640  MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                                 2,343,439
    621,370  NIKKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
             EXCHANGES & SERVICES)                                                                                   2,742,682
     60,880  NINTENDO COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       8,957,329
    380,820  NIPPON SHEET GLASS COMPANY (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
             OPERATIVE BUILDERS)                                                                                     1,359,096
        815  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                2,213,754
     88,070  SECOM COMPANY LIMITED (SECURITY SYSTEMS SERVICES)                                                       3,893,991
    122,240  SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                                               3,799,967
    182,300  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                     5,254,354
    326,570  USHIO INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                                                                     4,073,038
                                                                                                                    46,623,808
                                                                                                                   -----------

KOREA, REPUBLIC OF - 1.29%
     38,000  KOOKMIN BANK ADR (FOREIGN DEPOSITORY INSTITUTIONS)                                                      1,600,560
     75,200  KOREA TELECOM CORPORATION ADR (COMMUNICATIONS)                                                          1,803,296
     14,200  SAMSUNG ELECTRONICS GDR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                                963,111
                                                                                                                     4,366,967
                                                                                                                   -----------

MEXICO - 5.35%
  1,835,200  AMERICA MOVIL SA DE CV (COMMUNICATIONS)                                                                 1,822,417
  1,888,300  GRUPO TELEVISA SA SERIES CPO (COMMUNICATIONS)+                                                          4,523,398
  1,835,200  TELEFONOS DE MEXICO SA DE CV SERIES L (COMMUNICATIONS)                                                  3,685,558
  2,453,300  WAL-MART DE MEXICO SA DE CV SERIES V (GENERAL MERCHANDISE STORES)                                       8,057,190
                                                                                                                    18,088,563
                                                                                                                   -----------

NETHERLANDS - 6.57%
     27,300  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                             1,276,558
    254,900  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                  7,776,399
    217,300  KONINKLIJKE AHOLD NV (FOOD & KINDRED PRODUCTS)                                                          5,702,307
    137,300  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                 7,458,136
                                                                                                                    22,213,400
                                                                                                                   -----------

SINGAPORE - 1.59%
    669,280  DBS GROUP HOLDINGS LIMITED (NONDEPOSITORY CREDIT INSTITUTIONS)                                          5,371,982
                                                                                                                   -----------

SPAIN - 2.90%
    793,600  BANCO SANTANDER CENTRAL HISPANO SA (FOREIGN DEPOSITORY INSTITUTIONS)                                    6,646,392
    282,751  TELEFONICA SA (COMMUNICATIONS)+                                                                         3,169,716
                                                                                                                     9,816,108
                                                                                                                   -----------


SHARES       SECURITY NAME                                                                                           VALUE
SWEDEN - 0.48%
    385,600  TELFONAKTIEBOLAGET LM ERICSSON ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                $ 1,611,808
                                                                                                                   -----------

SWITZERLAND - 9.09%
     70,100  ADECCO SA (BUSINESS SERVICES)                                                                           4,449,477
     21,150  JULIUS BAER HOLDING LIMITED ZURICH (HOLDING & OTHER INVESTMENT OFFICES)                                 6,778,322
     44,000  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                     9,784,696
    115,800  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                               4,554,718
    126,600  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                              4,235,573
      9,960  SWISS REINSURANCE (FINANCIAL)                                                                             916,459
                                                                                                                    30,719,245
                                                                                                                   -----------

TAIWAN - 2.07%
    448,700  ASE TEST LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)+                                                                                    7,004,207
          1  RITEK CORPORATION GDR (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                 2
                                                                                                                     7,004,209
                                                                                                                   -----------

UNITED KINGDOM - 23.59%
    495,300  AMVESCAP PLC (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                              6,834,497
    193,500  ARM HOLDINGS PLC ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)+                                                                             2,389,725
    755,900  BAE SYSTEMS PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             EQUIPMENT)                                                                                              3,605,982
    138,200  BARCLAYS PLC (FINANCE)                                                                                  4,270,534
    766,200  BOOTS COMPANY PLC (RETAIL)                                                                              7,337,513
    649,800  BP AMOCO PLC (OIL & GAS EXTRACTION)                                                                     5,783,279
    351,700  BT GROUP PLC (COMMUNICATIONS)                                                                           1,402,313
    528,455  CAPITA GROUP PLC (HEALTH SERVICES)                                                                      3,122,990
    577,700  COMPASS GROUP PLC (EATING & DRINKING PLACES)                                                            3,866,470
    592,300  DIAGEO PLC (EATING & DRINKING PLACES)                                                                   7,742,814
    112,200  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                   5,273,400
    472,820  HSBC HOLDINGS PLC (NONDEPOSITORY CREDIT INSTITUTIONS)+                                                  5,455,769
    474,400  LLOYDS TSB GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                  4,870,734
    348,100  MMO2 PLC (COMMUNICATIONS)+                                                                                338,315
     97,420  NDS GROUP PLC ADR (COMMUNICATIONS)+                                                                     1,363,880
    270,800  ROYAL BANK OF SCOTLAND GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                      6,972,067
    245,200  SHIRE PHARMACEUTICALS GROUP PLC (CHEMICALS & ALLIED PRODUCTS)+                                          1,895,984
     37,700  SHIRE PHARMACEUTICALS GROUP PLC ADR (CHEMICALS & ALLIED PRODUCTS)+                                        884,857
  2,016,700  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)                                                                  3,726,174
    228,600  WPP GROUP PLC (COMMUNICATIONS)                                                                          2,610,748
                                                                                                                    79,748,045
                                                                                                                   -----------
TOTAL COMMON STOCK (COST $364,399,352)                                                                             322,160,155
                                                                                                                   -----------


PRINCIPAL    SECURITY NAME                                            INTEREST RATE   MATURITY DATE                 VALUE
SHORT-TERM INVESTMENTS - 4.46%

REPURCHASE AGREEMENTS - 4.44%
$15,016,310  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
 US GOVERNMENT SECURITIES                                                     1.93%        4/1/02                 $ 15,016,310
                                                                                                                   -----------

SHARES
RIGHTS - 0.02%
    282,751  TELEFONICA SA RIGHTS (COMMUNICATIONS)+                                                                     64,134

TOTAL SHORT-TERM INVESTMENTS (COST $15,016,310)                                                                     15,080,444
                                                                                                                   -----------

TOTAL INVESTMENTS IN SECURITIES
(COST $379,415,662)*                            99.78%                                                            $337,240,599
OTHER ASSETS AND LIABILITIES, NET                0.22                                                                  754,227
                                               -------                                                             -----------
TOTAL NET ASSETS                               100.00%                                                            $337,994,826
                                               -------                                                             -----------

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT
PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $ 23,225,080
   GROSS UNREALIZED DEPRECIATION                                  (65,400,143)
                                                                 -------------
   NET UNREALIZED DEPRECIATION                                   $(42,175,063)



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LARGE CAP APPRECIATION PORTFOLIO


SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 96.38%

APPAREL & ACCESSORY STORES - 0.84%
     9,700  KOHL'S CORPORATION+                                                                                     $  690,155
                                                                                                                   -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.07%
    12,800  AUTOZONE INCORPORATED+                                                                                     881,280
                                                                                                                   -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.98%
    15,600  CENTEX CORPORATION                                                                                         810,108
                                                                                                                   -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.11%
    18,700  HOME DEPOT INCORPORATED                                                                                    909,007
                                                                                                                   -----------

BUSINESS SERVICES - 10.19%
    17,600  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                         987,888
    43,900  CENDANT CORPORATION+                                                                                       842,880
    22,200  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                             485,958
    15,100  ELECTRONIC ARTS INCORPORATED+                                                                              918,080
    14,400  ELECTRONIC DATA SYSTEMS CORPORATION                                                                        835,056
    22,400  INTUIT INCORPORATED+                                                                                       859,264
    41,200  MICROSOFT CORPORATION+                                                                                   2,484,772
    22,000  VERITAS SOFTWARE CORPORATION+                                                                              964,260

                                                                                                                     8,378,158
                                                                                                                   -----------

CHEMICALS & ALLIED PRODUCTS - 9.41%
    14,900  AMGEN INCORPORATED+                                                                                        889,232
    20,800  ANDRX GROUP+                                                                                               789,152
    12,300  BARR LABORATORIES INCORPORATED+                                                                            809,586
     8,500  EASTMAN CHEMICAL COMPANY                                                                                   414,715
    16,500  GENENTECH INCORPORATED+                                                                                    832,425
    27,700  KING PHARMACEUTICALS INCORPORATED+                                                                         969,777
    31,900  PFIZER INCORPORATED                                                                                      1,267,706
    10,400  PROCTER & GAMBLE COMPANY                                                                                   936,936
    12,600  WYETH                                                                                                      827,190

                                                                                                                     7,736,719
                                                                                                                   -----------

DOMESTIC DEPOSITORY INSTITUTIONS - 7.11%
    23,900  BB&T CORPORATION                                                                                           910,829
    40,800  CITIGROUP INCORPORATED                                                                                   2,020,416
     6,400  FIFTH THIRD BANCORP                                                                                        431,872
    34,700  KEYCORP                                                                                                    924,755
    17,100  MELLON FINANCIAL CORPORATION                                                                               659,889
    24,300  WACHOVIA CORPORATION                                                                                       901,044

                                                                                                                     5,848,805
                                                                                                                   -----------

EATING & DRINKING PLACES - 2.40%
    26,000  DARDEN RESTAURANTS INCORPORATED                                                                          1,055,340
    15,600  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                    916,968

                                                                                                                     1,972,308
                                                                                                                   -----------


SHARES       SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES - 1.14%
    14,400  DOMINION RESOURCES INCORPORATED                                                                         $  938,304
                                                                                                                   -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.58%
    12,000  ANALOG DEVICES INCORPORATED+                                                                               540,480
    42,300  GENERAL ELECTRIC COMPANY                                                                                 1,584,135
    44,600  INTEL CORPORATION                                                                                        1,356,286
    17,700  MICRON TECHNOLOGY INCORPORATED+                                                                            582,330
    15,900  TEXAS INSTRUMENTS INCORPORATED                                                                             526,290

                                                                                                                     4,589,521
                                                                                                                   -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.03%
    14,700  LOCKHEED MARTIN CORPORATION                                                                                846,426
                                                                                                                   -----------

FOOD & KINDRED PRODUCTS - 3.37%
    18,800  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                      981,360
    16,700  GENERAL MILLS INCORPORATED                                                                                 815,795
    19,000  PEPSICO INCORPORATED                                                                                       978,500

                                                                                                                     2,775,655
                                                                                                                   -----------

FOOD STORES - 0.49%
    18,300  KROGER COMPANY+                                                                                            405,528
                                                                                                                   -----------

GENERAL MERCHANDISE STORES - 5.47%
    28,700  FAMILY DOLLAR STORES INCORPORATED                                                                          961,737
    23,200  TARGET CORPORATION                                                                                       1,000,384
    16,200  TJX COMPANIES INCORPORATED                                                                                 648,162
    30,800  WAL-MART STORES INCORPORATED                                                                             1,887,732

                                                                                                                     4,498,015
                                                                                                                   -----------

HEALTH SERVICES - 2.85%
    19,200  HCA INCORPORATED                                                                                           846,336
    11,100  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              1,064,046
     6,500  TENET HEALTHCARE CORPORATION+                                                                              435,630

                                                                                                                     2,346,012
                                                                                                                   -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.56%
     5,800  BEST BUY COMPANY INCORPORATED+                                                                             459,360
                                                                                                                   -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.04%
    22,800  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                           857,508
                                                                                                                   -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.40%
     8,300  APPLIED MATERIALS INCORPORATED+                                                                            450,441
    67,300  CISCO SYSTEMS INCORPORATED+                                                                              1,139,389
    13,200  IBM CORPORATION                                                                                          1,372,800
    10,000  INTERNATIONAL GAME TECHNOLOGY+                                                                             623,200
    11,500  UNITED TECHNOLOGIES CORPORATION                                                                            853,300

                                                                                                                     4,439,130
                                                                                                                   -----------


SHARES       SECURITY NAME                                                                                           VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.99%
    23,200  AON CORPORATION                                                                                         $  812,000
                                                                                                                   -----------

INSURANCE CARRIERS - 7.19%
    21,600  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                1,558,224
    13,800  HARTFORD FINANCIAL SERVICES GROUP                                                                          940,056
    14,900  MBIA INCORPORATED                                                                                          814,881
    19,600  ST PAUL COMPANIES INCORPORATED                                                                             898,660
    13,200  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                    840,444
     9,200  XL CAPITAL LIMITED CLASS A                                                                                 858,820

                                                                                                                     5,911,085
                                                                                                                   -----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.05%
    24,200  AGILENT TECHNOLOGIES INCORPORATED+                                                                         846,032
    12,700  ALLERGAN INCORPORATED                                                                                      821,055
    14,400  BAXTER INTERNATIONAL INCORPORATED                                                                          857,088
    21,400  MEDTRONIC INCORPORATED                                                                                     967,494
    19,800  RAYTHEON COMPANY                                                                                           812,790
    33,600  ROCKWELL AUTOMATION INCORPORATED                                                                           674,016

                                                                                                                     4,978,475
                                                                                                                   -----------

MISCELLANEOUS RETAIL - 0.99%
    40,900  OFFICE DEPOT INCORPORATED+                                                                                 811,865
                                                                                                                   -----------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.80%
     9,900  AMERICAN EXPRESS COMPANY                                                                                   405,504
    10,800  FNMA                                                                                                       862,704
    10,600  USA EDUCATION INCORPORATED                                                                               1,036,680

                                                                                                                     2,304,888
                                                                                                                   -----------

PAPER & ALLIED PRODUCTS - 0.48%
     9,100  INTERNATIONAL PAPER COMPANY                                                                                391,391
                                                                                                                   -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.01%
    19,000  EXXON MOBIL CORPORATION                                                                                    832,770
                                                                                                                   -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.98%
    16,700  VIACOM INCORPORATED CLASS B+                                                                               807,779
                                                                                                                   -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 2.22%
    16,300  NIKE INCORPORATED CLASS B                                                                                  978,163
    18,000  SEALED AIR CORPORATION+                                                                                    847,440

                                                                                                                     1,825,603
                                                                                                                   -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.86%
    10,900  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                      704,576
                                                                                                                   -----------

TOBACCO PRODUCTS - 1.06%
    16,500  PHILIP MORRIS COMPANIES INCORPORATED                                                                       869,055
                                                                                                                   -----------

TRANSPORTATION BY AIR - 0.98%
    24,700  DELTA AIRLINES INCORPORATED                                                                                808,184
                                                                                                                   -----------


SHARES       SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT - 4.90%
    63,100  DELPHI CORPORATION                                                                                    $  1,008,969
     9,800  GENERAL DYNAMICS CORPORATION                                                                               920,710
    14,600  GENERAL MOTORS CORPORATION                                                                                 882,570
    14,800  HARLEY-DAVIDSON INCORPORATED                                                                               815,924
    10,500  HONEYWELL INTERNATIONAL INCORPORATED                                                                       401,835

                                                                                                                     4,030,008
                                                                                                                   -----------

TRANSPORTATION SERVICES - 1.12%
    19,700  SABRE HOLDINGS CORPORATION+                                                                                920,187
                                                                                                                   -----------

WHOLESALE TRADE - DURABLE GOODS - 1.68%
    21,300  JOHNSON & JOHNSON                                                                                        1,383,435
                                                                                                                   -----------

WHOLESALE TRADE - NONDURABLE GOODS - 3.03%
    12,000  CARDINAL HEALTH INCORPORATED                                                                               850,680
    26,400  MCKESSON CORPORATION                                                                                       988,152
    22,000  SYSCO CORPORATION                                                                                          656,040

                                                                                                                     2,494,872
                                                                                                                   -----------

Total Common Stock (Cost $76,148,226)                                                                               79,268,172
                                                                                                                   -----------


PRINCIPAL                                                                          INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 4.00%

REPURCHASE AGREEMENTS - 4.00%
$3,291,370  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US                  1.93%    4/1/02            3,291,370
            GOVERNMENT SECURITIES

Total Short-Term Investments (Cost $3,291,370)                                                                       3,291,370
                                                                                                                   -----------

Total Investments in Securities
(Cost $79,439,596) *                           100.38%                                                             $82,559,542
OTHER ASSETS AND LIABILITIES, NET               (0.38)                                                                (309,087)
                                               -------                                                             -----------
Total Net Assets                               100.00%                                                             $82,250,455
                                               -------                                                             -----------

+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT
PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                   $5,545,297
   GROSS UNREALIZED DEPRECIATION                                   (2,425,351)
                                                                   -----------
   NET UNREALIZED APPRECIATION                                     $3,119,946

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LARGE COMPANY GROWTH PORTFOLIO


SHARES       SECURITY NAME                                                                                           VALUE
COMMON STOCK - 99.29%

APPAREL & ACCESSORY STORES - 1.15%
   449,500  KOHL'S CORPORATION+                                                                                  $  31,981,925
                                                                                                                   -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 7.58%
   468,100  FASTENAL COMPANY                                                                                        35,257,292
 3,619,917  HOME DEPOT INCORPORATED                                                                                175,964,165

                                                                                                                   211,221,457
                                                                                                                   -----------

BUSINESS SERVICES - 32.96%
 2,208,700  AOL TIME WARNER INCORPORATED+                                                                           52,235,755
   963,900  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  56,166,453
 2,454,500  CONCORD EFS INCORPORATED+                                                                               81,612,125
 1,220,700  DST SYSTEMS INCORPORATED+                                                                               60,790,860
   726,800  EBAY INCORPORATED+                                                                                      41,165,952
 1,832,900  FIRST DATA CORPORATION                                                                                 159,920,524
 2,094,068  FISERV INCORPORATED+                                                                                    96,306,188
 4,208,100  IMS HEALTH INCORPORATED                                                                                 94,471,845
 2,951,160  MICROSOFT CORPORATION+                                                                                 177,984,460
 1,617,400  SUNGARD DATA SYSTEMS INCORPORATED+                                                                      53,325,678
 1,017,900  VERITAS SOFTWARE CORPORATION+                                                                           44,614,557

                                                                                                                   918,594,397
                                                                                                                   -----------

CHEMICALS & ALLIED PRODUCTS - 6.88%
   761,500  AMGEN INCORPORATED+                                                                                     45,446,320
 3,683,375  PFIZER INCORPORATED                                                                                    146,377,323

                                                                                                                   191,823,643
                                                                                                                   -----------

DOMESTIC DEPOSITORY INSTITUTIONS - 2.25%
 1,129,800  STATE STREET CORPORATION                                                                                62,568,324
                                                                                                                   -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.90%
 4,944,300  INTEL CORPORATION                                                                                      150,356,163
 4,711,100  NOKIA CORPORATION ADR                                                                                   97,708,214

                                                                                                                   248,064,377
                                                                                                                   -----------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 4.42%
 3,098,610  PAYCHEX INCORPORATED                                                                                   123,014,817
                                                                                                                   -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.19%
 5,205,700  CISCO SYSTEMS INCORPORATED+                                                                             88,132,501
 2,412,200  EMC CORPORATION+                                                                                        28,753,424

                                                                                                                   116,885,925
                                                                                                                   -----------

INSURANCE CARRIERS - 4.75%
 1,834,816  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              132,363,626
                                                                                                                   -----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.20%
 3,203,800  MEDTRONIC INCORPORATED                                                                                 144,843,798
                                                                                                                   -----------


SHARES       SECURITY NAME                                                                                           VALUE
MISCELLANEOUS RETAIL - 4.80%
 3,360,450  COSTCO WHOLESALE CORPORATION+                                                                       $  133,813,119
                                                                                                                   -----------

PERSONAL SERVICES - 3.04%
 1,698,050  CINTAS CORPORATION                                                                                      84,664,773
                                                                                                                   -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 10.42%
 8,046,486  CHARLES SCHWAB CORPORATION                                                                             105,328,515
 1,641,350  GOLDMAN SACHS GROUP INCORPORATED                                                                       148,131,838
   405,900  MORGAN STANLEY DEAN WITTER & COMPANY                                                                    23,262,129
   354,100  T ROWE PRICE GROUP INCORPORATED                                                                         13,785,113

                                                                                                                   290,507,595
                                                                                                                   -----------

WHOLESALE TRADE - NONDURABLE GOODS - 2.75%
 1,079,900  CARDINAL HEALTH INCORPORATED                                                                            76,554,111

Total Common Stock (Cost $2,245,306,139)                                                                         2,766,901,887
                                                                                                                   -----------

WARRANTS - 0.00%
     1,286  ACCLAIM ENTERTAINMENT INCORPORATED                                                                           1,196
     2,954  PER-SE TECHNOLOGIES INCORPORATED                                                                               295

Total Warrants (Cost $0)                                                                                                 1,491
                                                                                                                   -----------


PRINCIPAL                                                                         INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 1.86%

REPURCHASE AGREEMENTS - 1.86%
$51,958,916 GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US                 1.93%    4/1/02            51,958,916
            GOVERNMENT SECURITIES

Total Short-Term Investments (Cost $51,958,916)                                                                     51,958,916
                                                                                                                   -----------

Total Investments in Securities
(Cost $2,297,265,055) *                        101.15%                                                          $2,818,862,294

OTHER ASSETS AND LIABILITIES, NET               (1.15)                                                             (32,067,454)
                                               -------                                                             -----------
Total Net Assets                               100.00%                                                          $2,786,794,840
                                               -------                                                           --------------
+  NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT
PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                $ 832,105,799
   GROSS UNREALIZED DEPRECIATION                                 (310,508,560)
                                                                -------------
   NET UNREALIZED APPRECIATION                                  $ 521,597,239


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   SMALL CAP INDEX PORTFOLIO

SHARES        SECURITY NAME                                                                         VALUE
COMMON STOCK - 94.32%

AGRICULTURAL PRODUCTION-CROPS - 0.17%
    16,616  DELTA & PINE LAND COMPANY                                                            $    315,206
                                                                                                 ------------

AMUSEMENT & RECREATION SERVICES - 0.59%
    12,441  ARGOSY GAMING COMPANY+                                                                    456,460
    12,554  BALLY TOTAL FITNESS HOLDING CORPORATION+                                                  275,560
    10,991  PINNACLE ENTERTAINMENT INCORPORATED+                                                       88,587
    13,889  WMS INDUSTRIES INCORPORATED+                                                              263,891

                                                                                                    1,084,498
                                                                                                 ------------

APPAREL & ACCESSORY STORES - 2.36%
    12,603  ANNTAYLOR STORES CORPORATION+                                                             544,702
     5,680  ASHWORTH INCORPORATED+                                                                     44,588
    19,179  BURLINGTON COAT FACTORY WAREHOUSE                                                         369,196
    10,785  CATO CORPORATION                                                                          240,290
    17,535  CHICO'S FAS INCORPORATED+                                                                 590,930
    10,726  CHRISTOPHER & BANKS CORPORATION+                                                          352,349
     7,899  DRESS BARN INCORPORATED+                                                                  233,889
     5,540  FACTORY 2-U STORES INCORPORATED+                                                           71,466
     8,608  FOOTSTAR INCORPORATED+                                                                    262,458
    14,019  GOODY'S FAMILY CLOTHING INCORPORATED+                                                     110,049
    12,348  GYMBOREE CORPORATION+                                                                     182,133
    13,484  HOT TOPIC INCORPORATED+                                                                   281,816
    14,145  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                               347,967
    13,534  TOO INCORPORATED+                                                                         399,118
     8,614  WET SEAL INCORPORATED+                                                                    300,542

                                                                                                    4,331,493
                                                                                                 ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.71%
     2,746  HAGGAR CORPORATION                                                                         33,776
     9,827  KELLWOOD COMPANY                                                                          238,698
    14,331  NAUTICA ENTERPRISES INCORPORATED+                                                         217,258
     5,172  OSHKOSH B'GOSH INCORPORATED                                                               221,672
    11,943  PHILLIPS-VAN HEUSEN CORPORATION                                                           168,516
    10,031  QUIKSILVER INCORPORATED+                                                                  219,478
    13,822  RUSSELL CORPORATION                                                                       205,948

                                                                                                    1,305,346
                                                                                                 ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.39%
    22,703  O'REILLY AUTOMOTIVE INCORPORATED+                                                         716,734
                                                                                                 ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.24%
    15,448  CENTRAL PARKING CORPORATION                                                               355,150
     6,438  MIDAS INCORPORATED+                                                                        91,806

                                                                                                      446,956
                                                                                                 ------------

SHARES        SECURITY NAME                                                                         VALUE
BUILDING CONSTRUCTION - GENERAL
CONTRACTORS & OPERATIVE BUILDERS - 1.72%
    11,528  MDC HOLDINGS INCORPORATED                                                            $    498,010
     3,268  NVR INCORPORATED+                                                                       1,031,054
     5,728  RYLAND GROUP INCORPORATED                                                                 516,666
    12,683  STANDARD PACIFIC CORPORATION                                                              356,392
    15,158  TOLL BROTHERS INCORPORATED+                                                               755,626

                                                                                                    3,157,748
                                                                                                 ------------

BUSINESS SERVICES - 8.06%
     8,632  AARON RENTS INCORPORATED                                                                  197,241
    10,560  ABM INDUSTRIES INCORPORATED                                                               387,552
    11,922  ADMINISTAFF INCORPORATED+                                                                 329,405
     8,634  ADVO INCORPORATED+                                                                        364,700
    18,009  AMERICAN MANAGEMENT SYSTEMS INCORPORATED+                                                 336,426
    10,453  ANALYSTS INTERNATIONAL CORPORATION                                                         41,812
     6,233  ANSYS INCORPORATED+                                                                       168,914
    12,602  ARBITRON INCORPORATED+                                                                    425,948
    22,418  ASPECT COMMUNICATIONS CORPORATION+                                                         87,654
    13,735  ASPEN TECHNOLOGY INCORPORATED+                                                            314,532
    16,331  AVANT! CORPORATION+                                                                       327,110
     9,419  BARRA INCORPORATED+                                                                       570,509
     9,928  BRADY CORPORATION                                                                         360,386
     5,368  BROOKTROUT INCORPORATED+                                                                   33,067
    11,986  CACI INTERNATIONAL INCORPORATED+                                                          420,828
    13,714  CAPTARIS INCORPORATED+                                                                     47,450
     9,460  CARREKER CORPORATION+                                                                      82,491
    15,104  CERNER CORPORATION+                                                                       720,612
    26,138  CIBER INCORPORATED+                                                                       239,163
    18,925  COGNEX CORPORATION+                                                                       549,961
     9,016  COMPUTER TASK GROUP INCORPORATED+                                                          52,112
    17,056  DENDRITE INTERNATIONAL INCORPORATED+                                                      182,499
    20,033  EFUNDS CORPORATION+                                                                       321,530
     9,976  EPRESENCE INCORPORATED+                                                                    42,298
    14,466  FACTSET RESEARCH SYSTEMS INCORPORATED                                                     583,703
     9,990  FAIR ISAAC AND COMPANY INCORPORATED                                                       633,266
    15,216  FILENET CORPORATION+                                                                      260,041
     9,533  GERBER SCIENTIFIC INCORPORATED                                                             70,068
     5,588  HALL KINION & ASSOCIATES INCORPORATED+                                                     46,325
     7,785  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                          161,928
    15,264  HNC SOFTWARE INCORPORATED+                                                                256,435
    14,183  HYPERION SOLUTIONS CORPORATION+                                                           383,083
    12,664  INFORMATION RESOURCES INCORPORATED+                                                       116,382
     5,242  INSURANCE AUTO AUCTIONS INCORPORATED+                                                      87,751
     8,569  KRONOS INCORPORATED+                                                                      402,572
    17,504  LABOR READY INCORPORATED+                                                                 136,531
    11,913  MANHATTAN ASSOCIATES INCORPORATED+                                                        453,885
     6,459  MAPINFO CORPORATION+                                                                       64,590

SHARES        SECURITY NAME                                                                         VALUE
BUSINESS SERVICES (continued)
     6,169  MEMBERWORKS INCORPORATED+                                                            $    116,779
    18,387  MIDWAY GAMES INCORPORATED+                                                                247,489
     9,830  MRO SOFTWARE INCORPORATED+                                                                122,285
    14,748  NDCHEALTH CORPORATION                                                                     536,680
    14,612  NETEGRITY INCORPORATED+                                                                   216,111
     9,554  NETWORK EQUIPMENT TECHNOLOGIES INCORPORATED+                                               49,203
     9,670  ON ASSIGNMENT INCORPORATED+                                                               173,093
     8,413  PC-TEL INCORPORATED+                                                                       72,772
    13,796  PENTON MEDIA INCORPORATED                                                                 104,160
    10,901  PHOENIX TECHNOLOGIES LIMITED+                                                             148,799
    15,448  PROGRESS SOFTWARE CORPORATION+                                                            280,227
     6,740  QRS CORPORATION+                                                                           79,532
    11,836  RADIANT SYSTEMS INCORPORATED+                                                             107,116
     7,500  RADISYS CORPORATION+                                                                      135,075
     8,287  ROXIO INCORPORATED+                                                                       188,032
    25,198  SPHERION CORPORATION+                                                                     278,438
     7,220  SPSS INCORPORATED+                                                                        126,639
     6,084  STARTEK INCORPORATED+                                                                     140,845
    14,304  SYSTEMS & COMPUTER TECHNOLOGY CORPORATION+                                                188,670
    15,901  TAKE-TWO INTERACTIVE SOFTWARE+                                                            319,610
    10,660  THQ INCORPORATED+                                                                         523,406
    15,111  VERITY INCORPORATED+                                                                      267,162
     6,573  VOLT INFORMATION SCIENCES INCORPORATED+                                                   122,586

                                                                                                   14,805,469
                                                                                                 ------------

CHEMICALS & ALLIED PRODUCTS - 4.09%
    31,599  ADVANCED TISSUE SCIENCES INCORPORATED+                                                     99,379
    18,464  ALPHARMA INCORPORATED                                                                     264,035
     9,587  ARCH CHEMICALS INCORPORATED                                                               211,393
     8,781  ARQULE INCORPORATED+                                                                      110,904
    11,127  CAMBREX CORPORATION                                                                       468,447
     6,057  CHEMFIRST INCORPORATED                                                                    162,025
    12,208  DIAGNOSTIC PRODUCTS CORPORATION                                                           527,386
    13,701  GEORGIA GULF CORPORATION                                                                  367,872
    14,515  IDEXX LABORATORIES INCORPORATED+                                                          389,583
    13,876  MACDERMID INCORPORATED                                                                    300,554
    13,221  MEDICIS PHARMACEUTICAL CORPORATION+                                                       733,766
    10,392  MGI PHARMA INCORPORATED+                                                                  142,994
    11,289  MISSISSIPPI CHEMICAL CORPORATION+                                                          31,045
     7,030  NATURES SUNSHINE PRODUCT INCORPORATED                                                      78,806
    28,425  NBTY INCORPORATED+                                                                        484,931
     9,702  NOVEN PHARMACEUTICALS INCORPORATED+                                                       201,219
    11,944  OM GROUP INCORPORATED                                                                     863,551
    17,104  OMNOVA SOLUTIONS INCORPORATED                                                             141,963
    10,791  PAREXEL INTERNATIONAL CORPORATION+                                                        173,088
     3,256  PENFORD CORPORATION                                                                        52,422

SHARES        SECURITY NAME                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
    40,477  POLYONE CORPORATION                                                                  $    493,819
     3,944  QUAKER CHEMICAL CORPORATION                                                                92,092
    12,632  SCOTTS COMPANY+                                                                           578,293
     7,307  SURMODICS INCORPORATED+                                                                   318,585
    13,752  WELLMAN INCORPORATED                                                                      226,220

                                                                                                    7,514,372
                                                                                                 ------------

COAL MINING - 0.30%
    32,303  MASSEY ENERGY COMPANY                                                                     545,921
                                                                                                 ------------

COMMUNICATIONS - 0.92%
    15,920  ANIXTER INTERNATIONAL INCORPORATED+                                                       471,710
     9,885  AUDIOVOX CORPORATION+                                                                      70,974
     7,421  BOSTON COMMUNICATIONS GROUP INCORPORATED+                                                  63,895
    23,613  GENERAL COMMUNICATIONS INCORPORATED+                                                      205,433
    15,799  GLOBAL PAYMENTS INCORPORATED                                                              579,033
    10,520  METRO ONE TELECOMMUNICATIONS INCORPORATED+                                                266,682
    13,768  VISUAL NETWORKS INCORPORATED+                                                              40,478

                                                                                                    1,698,205
                                                                                                 ------------

CONSTRUCTION - SPECIAL TRADE CONTRACTORS - 0.45%
     4,248  CHEMED CORPORATION                                                                        158,663
     6,403  EMCOR GROUP INCORPORATED+                                                                 371,374
    11,444  INSITUFORM TECHNOLOGIES CLASS A+                                                          289,190

                                                                                                      819,227
                                                                                                 ------------

DOMESTIC DEPOSITORY INSTITUTIONS - 6.22%
    10,373  AMERICAN FINANCIAL HOLDINGS INCORPORATED                                                  276,026
    10,759  ANCHOR BANCORP WISCONSIN INCORPORATED                                                     215,503
     9,579  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                            256,238
    13,840  CHITTENDEN CORPORATION                                                                    403,436
    20,031  COMMERCIAL FEDERAL CORPORATION                                                            538,834
    17,367  COMMUNITY FIRST BANKSHARES INCORPORATED                                                   449,111
    22,198  CULLEN/FROST BANKERS INCORPORATED                                                         796,242
     7,440  DIME COMMUNITY BANCSHARES                                                                 229,152
    12,188  DOWNEY FINANCIAL CORPORATION                                                              555,773
    10,106  EAST WEST BANCORP INCORPORATED                                                            296,005
    11,479  FIRST BANCORP                                                                             331,743
    21,071  FIRST MIDWEST BANCORP INCORPORATED                                                        611,902
     5,883  FIRST REPUBLIC BANK+                                                                      167,077
     7,470  FIRSTFED FINANCIAL CORPORATION+                                                           195,341
     4,986  GBC BANCORP                                                                               166,782
    19,953  HUDSON UNITED BANCORP                                                                     634,705
     9,713  MAF BANCORP INCORPORATED                                                                  342,383
    11,041  PROVIDENT BANKSHARES CORPORATION                                                          264,984
    12,310  RIGGS NATIONAL CORPORATION                                                                188,959
    17,849  SOUTH FINANCIAL GROUP INCORPORATED                                                        363,227

SHARES        SECURITY NAME                                                                         VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
    14,219  SOUTHWEST BANCORP OF TEXAS INCORPORATED+                                             $    474,061
    27,269  STATEN ISLAND BANCORP INCORPORATED                                                        536,654
    18,282  STERLING BANCSHARES INCORPORATED                                                          244,065
    16,988  SUSQUEHANNA BANCSHARES INCORPORATED                                                       415,866
    30,767  TRUSTCO BANK CORPORATION NY                                                               397,202
     8,397  UCBH HOLDINGS INCORPORATED                                                                302,124
    18,619  UNITED BANKSHARES INCORPORATED                                                            549,819
    27,403  WASHINGTON FEDERAL INCORPORATED                                                           656,028
    11,413  WHITNEY HOLDING CORPORATION                                                               569,052

                                                                                                   11,428,294
                                                                                                 ------------

EATING & DRINKING PLACES - 3.15%
    16,001  APPLEBEE'S INTERNATIONAL INCORPORATED                                                     580,836
    12,044  CEC ENTERTAINMENT INCORPORATED+                                                           556,433
    20,931  CHEESECAKE FACTORY+                                                                       772,354
     8,939  IHOP CORPORATION+                                                                         301,334
    17,006  JACK IN THE BOX INCORPORATED+                                                             504,228
     9,571  LANDRY'S RESTAURANTS INCORPORATED                                                         219,750
    10,394  LONE STAR STEAKHOUSE & SALOON                                                             217,131
     9,687  LUBY'S INCORPORATED+                                                                       65,872
     8,043  O'CHARLEY'S INCORPORATED+                                                                 173,327
     5,181  PF CHANG'S CHINA BISTRO INCORPORATED+                                                     345,210
     9,269  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                              235,618
    27,860  RUBY TUESDAY INCORPORATED                                                                 647,745
    13,177  RYAN'S FAMILY STEAK HOUSES INCORPORATED+                                                  316,248
    17,240  SONIC CORPORATION+                                                                        443,240
    12,052  STEAK N SHAKE COMPANY+                                                                    169,331
     8,803  TRIARC COMPANIES INCORPORATED+                                                            244,723

                                                                                                    5,793,380
                                                                                                 ------------

EDUCATIONAL SERVICES - 0.50%
     9,217  CORINTHIAN COLLEGES INCORPORATED+                                                         465,919
     9,998  ITT EDUCATIONAL SERVICES INCORPORATED+                                                    449,910

                                                                                                      915,829
                                                                                                 ------------

ELECTRIC, GAS & SANITARY SERVICES - 4.10%
     4,355  AMERICAN STATES WATER COMPANIES                                                           153,514
    17,745  ATMOS ENERGY CORPORATION                                                                  418,782
    20,543  AVISTA CORPORATION                                                                        319,033
     4,771  CASCADE NATURAL GAS CORPORATION                                                           101,241
     4,996  CENTRAL VERMONT PUBLIC SERVICE CORPORATION                                                 89,229
     7,068  CH ENERGY GROUP INCORPORATED                                                              335,377
    21,767  EL PASO ELECTRIC COMPANY+                                                                 340,654
    13,497  ENERGEN CORPORATION                                                                       356,996
     2,454  GREEN MOUNTAIN POWER CORPORATION                                                           44,786
     8,155  LACLEDE GROUP INCORPORATED                                                                190,012

SHARES        SECURITY NAME                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
    11,604  NEW JERSEY RESOURCES                                                                 $    350,905
    10,875  NORTHWEST NATURAL GAS COMPANY                                                             304,609
    11,836  NORTHWESTERN CORPORATION                                                                  260,392
     6,695  NUI CORPORATION                                                                           166,572
    29,464  PHILADELPHIA SUBURBAN CORPORATION                                                         692,404
    14,063  PIEDMONT NATURAL GAS COMPANY                                                              500,643
    14,975  RGS ENERGY GROUP INCORPORATED                                                             587,769
    22,555  SOUTHERN UNION COMPANY+                                                                   413,208
    13,999  SOUTHWEST GAS CORPORATION                                                                 349,975
    10,883  SOUTHWESTERN ENERGY COMPANY+                                                              136,908
    11,864  UGI CORPORATION                                                                           371,818
     6,188  UIL HOLDINGS CORPORATION                                                                  359,523
    14,469  UNISOURCE ENERGY CORPORATION                                                              296,036
    11,843  WASTE CONNECTIONS INCORPORATED+                                                           396,859

                                                                                                    7,537,245
                                                                                                 ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.71%
    10,359  ACTEL CORPORATION+                                                                        214,535
    17,847  ACTUITY BRANDS INCORPORATED                                                               295,011
    45,776  ADAPTEC INCORPORATED+                                                                     612,025
    13,747  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                  494,342
    25,907  AEROFLEX INCORPORATED+                                                                    333,164
    13,145  ALLEN GROUP INCORPORATED+                                                                  87,809
    17,623  ALLIANCE SEMICONDUCTOR CORPORATION+                                                       203,017
    19,106  ALPHA INDUSTRIES INCORPORATED+                                                            291,367
    10,038  APPLICA INCORPORATED+                                                                      86,327
    16,523  ARTESYN TECHNOLOGIES INCORPORATED+                                                        153,829
     6,208  ASTROPOWER INCORPORATED+                                                                  259,246
    13,115  ATMI INCORPORATED+                                                                        412,467
     9,781  AWARE INCORPORATED+                                                                        62,109
     9,660  AXT INCORPORATED+                                                                         103,362
    14,638  BALDOR ELECTRIC COMPANY                                                                   330,819
     4,640  BEL FUSE INCORPORATED                                                                     113,494
     8,489  BENCHMARK ELECTRONICS INCORPORATED+                                                       237,692
    11,274  C&D TECHNOLOGIES INCORPORATED                                                             236,979
    15,303  C-COR.NET CORPORATION+                                                                    275,454
    19,060  CABLE DESIGN TECHNOLOGIES+                                                                254,451
     5,635  CATAPULT COMMUNICATIONS CORPORATION+                                                      142,227
    13,678  CHECKPOINT SYSTEMS INCORPORATED+                                                          218,164
     7,226  CONCORD COMMUNICATIONS INCORPORATED+                                                      152,830
    12,475  CTS CORPORATION                                                                           202,719
    14,256  CYMER INCORPORATED +                                                                      707,953
     5,327  DAVOX CORPORATION +                                                                        42,616
     9,254  DIONEX CORPORATION +                                                                      225,150
    35,554  DMC STRATEX NETWORKS INCORPORATED+                                                        193,414
     7,717  DUPONT PHOTOMASKS INCORPORATED+                                                           401,284

SHARES        SECURITY NAME                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     9,984  ELANTEC SEMICONDUCTOR INCORPORATED+                                                  $    427,016
    11,794  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                               432,250
    19,067  ESS TECHNOLOGY INCORPORATED+                                                              395,450
    16,866  EXAR CORPORATION+                                                                         346,428
    13,958  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                              688,827
    25,489  HARMONIC INCORPORATED+                                                                    295,672
    11,064  HELIX TECHNOLOGY CORPORATION                                                              280,140
    10,931  HUTCHINSON TECHNOLOGY INCORPORATED+                                                       235,782
    10,399  INTER-TEL INCORPORATED                                                                    192,070
    14,574  INTERVOICE-BRITE INCORPORATED+                                                             93,274
     9,700  MAGNETEK INCORPORATED+                                                                    113,490
     9,542  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                    304,962
    15,514  METHODE ELECTRONICS INCORPORATED                                                          193,149
    12,314  MICROSEMI CORPORATION+                                                                    200,964
     2,953  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                    84,928
     8,405  PARK ELECTROCHEMICAL CORPORATION                                                          243,745
    10,936  PERICOM SEMICONDUCTOR CORPORATION+                                                        154,635
    13,096  PHOTRONICS INCORPORATED+                                                                  441,728
    12,065  POWER INTEGRATIONS INCORPORATED+                                                          229,838
    25,619  PROXIM CORPORATION+                                                                        61,486
    52,019  READ-RITE CORPORATION+                                                                    159,698
    12,122  REGAL-BELOIT CORPORATION                                                                  309,717
     6,781  ROGERS CORPORATION+                                                                       225,197
     5,954  ROYAL APPLIANCE MANUFACTURING COMPANY+                                                     31,854
     4,746  SALTON INCORPORATED+                                                                       94,208
     6,299  SBS TECHNOLOGIES INCORPORATED+                                                             80,501
    14,410  SLI INCORPORATED                                                                           36,746
     6,942  STANDARD MICROSYSTEMS CORPORATION+                                                        159,666
    29,070  STRATOS LIGHTWAVE INCORPORATED+                                                           128,489
     5,385  SUPERTEX INCORPORATED+                                                                    114,485
     9,634  SYMMETRICOM INCORPORATED+                                                                  59,634
    14,555  TECHNITROL INCORPORATED                                                                   346,991
     9,237  THREE-FIVE SYSTEMS INCORPORATED+                                                          136,892
     5,813  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                    142,477
    19,679  VALENCE TECHNOLOGY INCORPORATED+                                                           60,021
    14,164  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                   637,380
    11,185  VIASAT INCORPORATED+                                                                      156,814
    18,309  VICOR CORPORATION+                                                                        309,422
     7,585  ZIXIT CORPORATION+                                                                         49,454

                                                                                                   15,999,336
                                                                                                 ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.71%
    25,161  BIO-TECHNOLOGY GENERAL CORPORATION+                                                       123,541
     8,250  CDI CORPORATION+                                                                          188,925
    21,846  CEPHALON INCORPORATED+                                                                  1,376,298
     8,589  FRANKLIN COVEY COMPANY+                                                                    21,988

SHARES        SECURITY NAME                                                                         VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (continued)
     9,727  KROLL INCORPORATED+                                                                  $    161,955
    10,019  MAXIMUS INCORPORATED+                                                                     307,884
    22,487  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                          783,672
    27,457  PRG-SCHULTZ INTERNATIONAL INCORPORATED+                                                   385,771
    18,893  REGENERON PHARMACEUTICALS+                                                                472,136
     7,507  SOURCECORP INCORPORATED+                                                                  221,381
    22,639  TETRA TECH INCORPORATED+                                                                  323,511
     7,887  URS CORPORATION+                                                                          250,018
    40,948  US ONCOLOGY INCORPORATED+                                                                 360,752

                                                                                                    4,977,832
                                                                                                 ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.22%
    10,743  ALLIANT TECHSYSTEMS INCORPORATED+                                                       1,095,679
    15,486  APTARGROUP INCORPORATED                                                                   542,784
     2,717  BUTLER MANUFACTURING COMPANY                                                               72,951
     5,675  COMMERCIAL METALS COMPANY                                                                 238,350
    14,200  GRIFFON CORPORATION+                                                                      237,850
     6,356  MATERIAL SCIENCES CORPORATION+                                                             66,420
     6,089  MOBILE MINI INCORPORATED+                                                                 195,944
    17,303  SHAW GROUP INCORPORATED+                                                                  475,833
     5,247  SIMPSON MANUFACTURING COMPANY INCORPORATED+                                               320,854
    11,626  STURM RUGER & COMPANY INCORPORATED                                                        149,975
    20,769  TOWER AUTOMOTIVE INCORPORATED+                                                            290,558
    10,572  VALMONT INDUSTRIES INCORPORATED                                                           189,239
    11,455  WATTS INDUSTRIES INCORPORATED                                                             192,444

                                                                                                    4,068,881
                                                                                                 ------------

FOOD & KINDRED PRODUCTS - 1.49%
     7,685  AMERICAN ITALIAN PASTA COMPANY+                                                           348,899
     3,781  COCA-COLA BOTTLING COMPANY                                                                185,269
    18,905  CONSTELLATION BRANDS INCORPORATED+                                                      1,039,019
    15,266  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                  491,565
     3,745  J&J SNACK FOODS CORPORATION+                                                              139,988
    12,546  LANCE INCORPORATED                                                                        179,408
    12,931  RALCORP HOLDINGS INCORPORATED+                                                            351,723

                                                                                                    2,735,871
                                                                                                 ------------

FOOD STORES - 1.06%
    16,566  GREAT ATLANTIC & PACIFIC TEA COMPANY+                                                     461,860
     6,107  PANERA BREAD COMPANY CLASS A+                                                             389,077
    24,082  WHOLE FOODS MARKET INCORPORATED+                                                        1,100,307

                                                                                                    1,951,244
                                                                                                 ------------

FURNITURE & FIXTURES - 0.88%
     5,067  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                 103,874
    15,222  BE AEROSPACE INCORPORATED+                                                                151,154

SHARES        SECURITY NAME                                                                         VALUE
FURNITURE & FIXTURES (continued)
    16,731  ETHAN ALLEN INTERIORS INCORPORATED                                                   $    636,782
    26,296  LA-Z-BOY INCORPORATED                                                                     721,825

                                                                                                    1,613,635
                                                                                                 ------------

GENERAL MERCHANDISE STORES - 0.59%
    21,403  CASEY'S GENERAL STORES INCORPORATED                                                       288,941
    10,954  FRED'S INCORPORATED                                                                       394,344
    12,409  SHOPKO STORES INCORPORATED+                                                               224,603
    17,799  STEIN MART INCORPORATED+                                                                  178,168

                                                                                                    1,086,056
                                                                                                 ------------

HEALTH SERVICES - 3.00%
    11,275  ACCREDO HEALTH INCORPORATED+                                                              645,719
    28,323  COVENTRY HEALTH CARE INCORPORATED+                                                        736,398
     8,154  CRYOLIFE INCORPORATED+                                                                    170,419
     3,907  CURATIVE HEALTH SERVICES INCORPORATED+                                                     41,688
    12,286  ENZO BIOCHEM INCORPORATED+                                                                248,914
    27,912  HOOPER HOLMES INCORPORATED                                                                292,797
     6,947  IMPATH INCORPORATED+                                                                      285,105
    21,593  ORTHODONTIC CENTERS OF AMERICA INCORPORATED+                                              596,183
    10,563  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                     430,548
    13,670  PROVINCE HEALTHCARE COMPANY+                                                              434,296
     7,483  REHABCARE GROUP INCORPORATED+                                                             213,266
    21,251  RENAL CARE GROUP INCORPORATED+                                                            697,033
    12,044  SIERRA HEALTH SERVICES INCORPORATED+                                                      157,536
     9,533  SUNRISE ASSISTED LIVING INCORPORATED+                                                     259,870
    10,697  SYNCOR INTERNATIONAL CORPORATION+                                                         291,493

                                                                                                    5,501,265
                                                                                                 ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.06%
     5,271  4KIDS ENTERTAINMENT INCORPORATED+                                                         104,998
                                                                                                 ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.00%
     7,307  BELL MICROPRODUCTS INCORPORATED+                                                           75,993
     9,284  COST PLUS INCORPORATED+                                                                   254,033
    17,547  LINENS `N THINGS INCORPORATED+                                                            535,710
    40,348  PIER 1 IMPORTS INCORPORATED                                                               830,765
     4,800  ULTIMATE ELECTRONICS INCORPORATED+                                                        134,640

                                                                                                    1,831,141
                                                                                                 ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.44%
    15,792  AZTAR CORPORATION+                                                                        345,845
    12,634  MARCUS CORPORATION                                                                        203,660
    19,339  PRIME HOSPITALITY CORPORATION+                                                            254,308

                                                                                                      803,813
                                                                                                 ------------

SHARES        SECURITY NAME                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.63%
     8,462  ASTEC INDUSTRIES INCORPORATED+                                                       $    148,677
    42,079  AXCELIS TECHNOLOGIES INCORPORATED+                                                        601,730
     8,716  BLACK BOX CORPORATION+                                                                    422,029
     9,341  BRIGGS & STRATTON CORPORATION                                                             429,686
     8,620  BROOKS AUTOMATION INCORPORATED+                                                           391,693
     7,471  DRIL-QUIP INCORPORATED+                                                                   191,631
     9,107  ELECTROGLAS INCORPORATED+                                                                 153,908
    15,388  FEDDERS CORPORATION                                                                        46,164
     6,586  FLOW INTERNATIONAL CORPORATION+                                                            64,411
     6,746  GARDNER DENVER INCORPORATED+                                                              165,277
    13,431  GRACO INCORPORATED                                                                        548,656
    13,259  IDEX CORPORATION                                                                          490,583
    21,232  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                  441,838
    24,435  LENNOX INTERNATIONAL INCORPORATED                                                         323,031
     5,031  LINDSAY MANUFACTURING COMPANY                                                             122,505
    10,486  MANITOWOC COMPANY INCORPORATED                                                            414,197
     7,563  MICRO SYSTEMS INCORPORATED+                                                               192,478
    14,457  MILACRON INCORPORATED                                                                     210,928
    11,871  NYFIX INCORPORATED+                                                                       177,590
    18,091  PAXAR CORPORATION+                                                                        304,833
     5,450  PLANAR SYSTEMS INCORPORATED+                                                              143,063
    11,266  RAINBOW TECHNOLOGIES INCORPORATED+                                                        113,336
     5,109  ROBBINS & MYERS INCORPORATED                                                              139,731
     6,618  SCM MICROSYSTEMS INCORPORATED+                                                             77,364
     5,664  SPS TECHNOLOGIES INCORPORATED+                                                            239,984
     6,566  THOMAS INDUSTRIES INCORPORATED                                                            192,056
    25,852  TIMKEN COMPANY                                                                            596,923
     5,302  TORO COMPANY                                                                              315,999
     9,693  ULTRATECH STEPPER INCORPORATED+                                                           201,614
    29,108  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                    1,190,517
    11,517  WATSCO INCORPORATED                                                                       205,578
     4,892  WOODWARD GOVERNOR COMPANY                                                                 336,570
    13,628  ZEBRA TECHNOLOGIES CORPORATION+                                                           737,139

                                                                                                   10,331,719
                                                                                                 ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.21%
    12,211  HILB ROGAL & HAMILTON COMPANY                                                             380,983
                                                                                                 ------------

INSURANCE CARRIERS - 2.93%
    39,915  ADVANCEPCS+                                                                             1,201,042
     8,808  DELPHI FINANCIAL GROUP CLASS A                                                            345,362
    29,643  FIRST AMERICAN CORPORATION                                                                630,803
    30,558  FREMONT GENERAL CORPORATION                                                               186,404
     8,027  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                  277,975
    20,944  MID ATLANTIC MEDICAL SERVICES+                                                            596,904
     9,008  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                            358,518

SHARES        SECURITY NAME                                                                         VALUE
INSURANCE CARRIERS (continued)
    12,666  PRESIDENTIAL LIFE CORPORATION                                                        $    288,152
     4,240  RLI CORPORATION                                                                           219,208
     4,024  SCPIE HOLDINGS INCORPORATED                                                                68,328
    11,003  SELECTIVE INSURANCE GROUP INCORPORATED                                                    293,780
     7,681  STEWART INFORMATION SERVICES+                                                             153,620
    15,924  TRENWICK GROUP LIMITED                                                                    142,838
    20,563  UICI+                                                                                     389,669
     7,574  ZENITH NATIONAL INSURANCE CORPORATION                                                     221,161

                                                                                                    5,373,764
                                                                                                 ------------

LEATHER & LEATHER PRODUCTS - 0.49%
     7,545  BROWN SHOE COMPANY INCORPORATED                                                           146,826
     9,420  GENESCO INCORPORATED+                                                                     259,709
     3,995  K-SWISS INCORPORATED                                                                      167,710
    17,944  WOLVERINE WORLD WIDE INCORPORATED                                                         322,095

                                                                                                      896,340
                                                                                                 ------------

LEGAL SERVICES - 0.14%
     9,225  PRE PAID LEGAL SERVICES INCORPORATED+                                                     263,466
                                                                                                 ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.35%
    20,827  CHAMPION ENTERPRISES INCORPORATED+                                                        166,616
     5,136  DELTIC TIMBER CORPORATION                                                                 155,364
     3,625  SKYLINE CORPORATION                                                                       112,556
     8,549  UNIVERSAL FOREST PRODUCTS INCORPORATED                                                    204,236

                                                                                                      638,772
                                                                                                 ------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.70%
     5,705  ANALOGIC CORPORATION                                                                      237,271
    13,178  ARMOR HOLDINGS INCORPORATED+                                                              357,124
     9,843  ARTHROCARE CORPORATION+                                                                   177,272
     6,231  BEI TECHNOLOGIES INCORPORATED                                                             117,454
     6,298  BIOSITE INCORPORATED+                                                                     155,876
    12,373  COHERENT INCORPORATED+                                                                    419,445
     8,896  COHU INCORPORATED                                                                         253,447
    11,855  CONCORD CAMERA CORPORATION+                                                               106,814
    10,893  CONMED CORPORATION+                                                                       272,325
     6,576  COOPER COMPANIES INCORPORATED                                                             311,702
     7,101  CUNO INCORPORATED+                                                                        263,589
    16,082  CYGNUS INCORPORATED+                                                                       62,881
     6,384  DATASCOPE CORPORATION                                                                     187,370
     7,135  DRS TECHNOLOGIES INCORPORATED+                                                            296,031
     8,479  EDO CORPORATION                                                                           229,018
     8,951  ESTERLINE TECHNOLOGIES CORPORATION+                                                       182,600
    13,034  FOSSIL INCORPORATED+                                                                      346,574
    11,440  HAEMONETICS CORPORATION+                                                                  363,106
     8,186  HOLOGIC INCORPORATED+                                                                     126,474

SHARES        SECURITY NAME                                                                         VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS
(continued)
     8,683  INAMED CORPORATION+                                                                  $    285,671
    22,171  INPUT/OUTPUT INCORPORATED+                                                                205,082
     7,084  INTERMAGNETICS GENERAL CORPORATION+                                                       193,039
    13,274  INVACARE CORPORATION                                                                      499,102
     7,546  IONICS INCORPORATED+                                                                      241,925
     7,014  ITRON INCORPORATED+                                                                       208,667
     6,796  KEITHLEY INSTRUMENTS INCORPORATED                                                         149,308
    28,263  KOPIN CORPORATION+                                                                        257,476
     7,116  MEADE INSTRUMENTS CORPORATION+                                                             25,475
    10,108  MENTOR CORPORATION                                                                        364,697
     6,081  OSTEOTECH INCORPORATED+                                                                    40,621
     7,304  PHOTON DYNAMICS INCORPORATED+                                                             371,701
    24,671  PINNACLE SYSTEMS INCORPORATED+                                                            196,628
     5,224  POLYMEDICA CORPORATION+                                                                   132,951
    13,895  RESMED INCORPORATED+                                                                      557,606
    13,214  RESPIRONICS INCORPORATED+                                                                 428,134
    13,422  ROPER INDUSTRIES INCORPORATED                                                             667,610
     6,962  RUDOLPH TECHNOLOGIES INCORPORATED+                                                        300,480
    10,547  SOLA INTERNATIONAL INCORPORATED+                                                          155,252
     4,206  SPACELABS MEDICAL INCORPORATED+                                                            59,136
    16,381  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                   329,258
    17,932  TECHNE CORPORATION+                                                                       494,384
    13,751  TELEDYNE TECHNOLOGIES INCORPORATED+                                                       227,991
    12,813  THERAGENICS CORPORATION+                                                                  126,848
    12,447  THERMA-WAVE INCORPORATED+                                                                 179,734
    10,781  TRIMBLE NAVIGATION LIMITED+                                                               179,287
    12,415  VEECO INSTRUMENTS INCORPORATED+                                                           434,524
    11,232  VIASYS HEALTHCARE INCORPORATED+                                                           252,607
     5,593  VITAL SIGNS INCORPORATED                                                                  206,269
     9,202  X-RITE INCORPORATED                                                                        73,615

                                                                                                   12,311,451
                                                                                                 ------------

METAL MINING - 0.27%
     7,176  BRUSH ENGINEERED MATERIALS INCORPORATED                                                    91,135
     4,386  CLEVELAND-CLIFFS INCORPORATED                                                              96,492
    16,740  STILLWATER MINING COMPANY+                                                                315,549

                                                                                                      503,176
                                                                                                 ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.27%
    12,225  FLORIDA ROCK INDUSTRIES INCORPORATED                                                      487,044
                                                                                                 ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.36%
     7,253  CROSS (AT) COMPANY+                                                                        50,046
     8,259  JAKKS PACIFIC INCORPORATED+                                                               187,892
     7,750  K2 INCORPORATED+                                                                           50,530
     6,877  LYDALL INCORPORATED+                                                                       97,516

SHARES        SECURITY NAME                                                                         VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
     8,693  RUSS BERRIE & COMPANY INCORPORATED                                                   $    279,915

                                                                                                      665,899
                                                                                                 ------------

MISCELLANEOUS RETAIL - 1.32%
     7,527  ACTION PERFORMANCE COMPANIES INCORPORATED+                                                370,705
    10,654  CASH AMERICA INTERNATIONAL INCORPORATED                                                    93,755
     7,776  HANCOCK FABRICS INCORPORATED                                                              140,357
     8,043  JO-ANN STORES INCORPORATED+                                                               129,814
    28,360  MICHAELS STORES INCORPORATED+                                                           1,072,008
    15,061  ZALE CORPORATION+                                                                         611,477

                                                                                                    2,418,116
                                                                                                 ------------

MOTION PICTURES - 0.09%
    11,249  AVID TECHNOLOGY INCORPORATED+                                                             156,474
                                                                                                 ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.59%
    10,546  ARKANSAS BEST CORPORATION+                                                                293,073
     9,327  FORWARD AIR CORPORATION+                                                                  295,200
    21,643  HEARTLAND EXPRESS INCORPORATED+                                                           431,994
     3,494  LANDSTAR SYSTEM INCORPORATED+                                                             324,243
     8,375  ROADWAY CORPORATION                                                                       309,874
    11,402  USFREIGHTWAYS CORPORATION                                                                 404,086
    27,381  WERNER ENTERPRISES INCORPORATED                                                           573,631
    10,709  YELLOW CORPORATION+                                                                       282,610

                                                                                                    2,914,711
                                                                                                 ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 0.13%
     7,187  FINANCIAL FEDERAL CORPORATION+                                                            235,805
                                                                                                 ------------

OIL & GAS EXTRACTION - 4.46%
     5,975  ATWOOD OCEANICS INCORPORATED+                                                             274,253
    13,783  CABOT OIL & GAS CORPORATION                                                               341,267
    14,073  CAL DIVE INTERNATIONAL INCORPORATED+                                                      350,418
     8,029  EVERGREEN RESOURCES INCORPORATED+                                                         334,809
     6,039  KEY PRODUCTION COMPANY INCORPORATED+                                                      114,439
    19,004  NEWFIELD EXPLORATION COMPANY+                                                             702,958
     7,342  NUEVO ENERGY COMPANY+                                                                     109,396
    10,210  OCEANEERING INTERNATIONAL INCORPORATED+                                                   296,090
     9,357  PATINA OIL & GAS CORPORATION                                                              294,933
    10,072  PLAINS RESOURCES INCORPORATED+                                                            250,591
    23,171  POGO PRODUCING COMPANY                                                                    734,521
     5,496  PRIMA ENERGY CORPORATION+                                                                 136,850
     9,693  REMINGTON OIL & GAS CORPORATION+                                                          195,411
     8,675  SEACOR SMIT INCORPORATED+                                                                 425,075
    10,823  SEITEL INCORPORATED+                                                                       99,030
    11,981  ST MARY LAND & EXPLORATION COMPANY                                                        260,108
    11,314  STONE ENERGY CORPORATION+                                                                 438,418

SHARES        SECURITY NAME                                                                         VALUE
OIL & GAS EXTRACTION (continued)
    10,702  SWIFT ENERGY COMPANY+                                                                $    210,829
     6,083  TETRA TECHNOLOGIES INCORPORATED+                                                          176,711
    16,884  TOM BROWN INCORPORATED+                                                                   460,933
    15,546  UNIT CORPORATION+                                                                         284,335
    13,373  VERITAS DGC INCORPORATED+                                                                 226,136
    27,251  VINTAGE PETROLEUM INCORPORATED                                                            400,589
    53,394  XTO ENERGY INCORPORATED                                                                 1,070,549

                                                                                                    8,188,649
                                                                                                 ------------

PAPER & ALLIED PRODUCTS - 0.39%
    15,018  BUCKEYE TECHNOLOGIES INCORPORATED+                                                        154,685
    12,034  CARAUSTAR INDUSTRIES INCORPORATED                                                         125,755
     6,553  CHESAPEAKE CORPORATION                                                                    177,914
     6,747  POPE & TALBOT INCORPORATED                                                                 98,911
     6,409  SCHWEITZER-MAUDUIT INTERNATIONAL INCORPORATED                                             159,264

                                                                                                      716,529
                                                                                                 ------------

PERSONAL SERVICES - 0.52%
     3,719  ANGELICA CORPORATION                                                                       57,607
     3,433  CPI CORPORATION                                                                            56,473
     8,935  G & K SERVICES INCORPORATED                                                               332,918
    18,256  REGIS CORPORATION                                                                         512,628

                                                                                                      959,626
                                                                                                 ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.21%
     8,365  ELCOR CORPORATION                                                                         185,703
     6,800  WD-40 COMPANY                                                                             204,816

                                                                                                      390,519
                                                                                                 ------------

PRIMARY METAL INDUSTRIES - 1.65%
    10,616  BELDEN INCORPORATED                                                                       252,979
     8,862  CENTURY ALUMINUM COMPANY                                                                  144,008
     7,110  COMMONWEALTH INDUSTRIES INCORPORATED                                                       52,614
     4,352  CURTISS-WRIGHT CORPORATION                                                                289,408
     6,372  IMCO RECYCLING INCORPORATED+                                                               56,711
    11,008  INTERMET CORPORATION                                                                       77,276
    10,886  LONE STAR TECHNOLOGIES INCORPORATED+                                                      248,310
    14,447  MUELLER INDUSTRIES INCORPORATED+                                                          505,501
     5,836  QUANEX CORPORATION                                                                        207,178
     8,955  RTI INTERNATIONAL METALS+                                                                 103,430
    19,761  STEEL DYNAMICS INCORPORATED+                                                              324,278
     4,128  STEEL TECHNOLOGIES INCORPORATED                                                            35,212
     9,038  TEXAS INDUSTRIES INCORPORATED                                                             372,366
    16,481  TREDEGAR CORPORATION                                                                      308,195
     5,226  WOLVERINE TUBE INCORPORATED+                                                               45,466

                                                                                                    3,022,932
                                                                                                 ------------

SHARES        SECURITY NAME                                                                         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.82%
    14,307  BOWNE & COMPANY INCORPORATED                                                         $    201,299
     5,692  CONSOLIDATED GRAPHICS INCORPORATED+                                                       113,271
     9,399  INFORMATION HOLDINGS INCORPORATED+                                                        270,691
    12,547  JOHN H HARLAND COMPANY                                                                    364,741
     5,531  NEW ENGLAND BUSINESS SERVICE INCORPORATED                                                 141,981
    11,936  STANDARD REGISTER COMPANY                                                                 335,640
     6,207  THOMAS NELSON INCORPORATED                                                                 75,415

                                                                                                    1,503,038
                                                                                                 ------------

RAILROAD TRANSPORTATION - 0.22%
    25,462  KANSAS CITY SOUTHERN INDUSTRIES INCORPORATED+                                             405,864
                                                                                                 ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.02%
     8,938  TITAN INTERNATIONAL INCORPORATED                                                           45,584
                                                                                                 ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.77%
    11,333  JEFFERIES GROUP INCORPORATED                                                              546,251
    20,977  RAYMOND JAMES FINANCIAL INCORPORATED                                                      718,043
     7,442  SWS GROUP INCORPORATED                                                                    150,701

                                                                                                    1,414,995
                                                                                                 ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.43%
    12,235  APOGEE ENTERPRISES INCORPORATED                                                           149,267
     6,451  CARBO CERAMICS INCORPORATED                                                               264,233
     6,614  LIBBEY INCORPORATED                                                                       254,771
     5,240  STANDEX INTERNATIONAL CORPORATION                                                         127,961

                                                                                                      796,232
                                                                                                 ------------

TEXTILE MILL PRODUCTS - 0.12%
    21,955  INTERFACE INCORPORATED                                                                    139,414
     3,246  OXFORD INDUSTRIES INCORPORATED                                                             85,694

                                                                                                      225,108
                                                                                                 ------------

TRANSPORTATION BY AIR - 0.97%
    18,970  ATLANTIC COAST AIRLINES HOLDINGS+                                                         454,901
    12,625  FRONTIER AIRLINES INCORPORATED+                                                           231,290
    14,294  MESA AIR GROUP INCORPORATED+                                                              160,093
     5,975  MIDWEST EXPRESS HOLDINGS INCORPORATED+                                                    109,282
     9,625  OFFSHORE LOGISTICS INCORPORATED+                                                          207,418
    24,518  SKYWEST INCORPORATED                                                                      611,233

                                                                                                    1,774,217
                                                                                                 ------------

TRANSPORTATION EQUIPMENT - 2.52%
    10,282  A O SMITH CORPORATION                                                                     261,677
    11,603  AAR CORPORATION                                                                           124,964
    10,098  ARTIC CAT INCORPORATED                                                                    203,475
    10,647  CLARCOR INCORPORATED                                                                      340,704
     6,877  COACHMEN INDUSTRIES INCORPORATED                                                          112,095

SHARES        SECURITY NAME                                                                         VALUE
TRANSPORTATION EQUIPMENT (continued)
    15,107  FLEETWOOD ENTERPRISES INCORPORATED                                                   $    163,156
    18,580  GENCORP INCORPORATED                                                                      292,078
     9,826  GROUP 1 AUTOMOTIVE INCORPORATED+                                                          383,705
     4,487  HUFFY CORPORATION+                                                                         30,512
    18,208  JLG INDUSTRIES INCORPORATED                                                               269,478
    12,349  MONACO COACH CORPORATION+                                                                 300,081
     7,225  OSHKOSH TRUCK CORPORATION                                                                 411,103
     9,921  POLARIS INDUSTRIES INCORPORATED                                                           631,968
     5,387  STANDARD MOTOR PRODUCTS INCORPORATED                                                       78,650
     6,107  THOR INDUSTRIES INCORPORATED                                                              288,860
     6,828  TRIUMPH GROUP INCORPORATED+                                                               267,657
     9,940  WABASH NATIONAL CORPORATION                                                                98,405
     8,950  WINNEBAGO INDUSTRIES INCORPORATED                                                         375,810

                                                                                                    4,634,378
                                                                                                 ------------

TRANSPORTATION SERVICES - 0.11%
    10,625  PEGASUS SOLUTIONS INCORPORATED+                                                           196,563
                                                                                                 ------------

WATER TRANSPORTATION - 0.17%
    10,364  KIRBY CORPORATION+                                                                        309,884
                                                                                                 ------------

WHOLESALE TRADE - DURABLE GOODS - 2.00%
     8,297  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                              159,717
     7,954  BARNES GROUP INCORPORATED                                                                 194,873
     5,606  BUILDING MATERIALS HOLDING CORPORATION+                                                    80,726
     6,096  CASTLE (AM) & COMPANY                                                                      66,081
     5,571  DEPARTMENT 56 INCORPORATED+                                                                77,994
     9,425  DIGI INTERNATIONAL INCORPORATED+                                                           51,366
    10,178  HUGHES SUPPLY INCORPORATED                                                                396,535
     8,435  IMAGISTICS INTERNATIONAL INCORPORATED+                                                    134,117
    17,997  INSIGHT ENTERPRISES INCORPORATED+                                                         407,452
     9,662  KAMAN CORPORATION CLASS A                                                                 163,771
     4,163  LAWSON PRODUCTS INCORPORATED                                                              119,978
    14,630  OWENS & MINOR INCORPORATED                                                                287,333
    22,205  PEP BOYS-MANNY MOE & JACK                                                                 369,491
    13,717  PIONEER-STANDARD ELECTRONICS INCORPORATED                                                 194,096
    13,638  RELIANCE STEEL & ALUMINUM COMPANY                                                         376,272
    10,709  RYERSON TULL INCORPORATED                                                                 117,264
    10,785  SCP POOL CORPORATION+                                                                     338,649
     9,062  TBC CORPORATION+                                                                          131,399

                                                                                                    3,667,114
                                                                                                 ------------

WHOLESALE TRADE - NONDURABLE GOODS - 2.33%
     8,301  ADVANCED MARKETING SERVICES INCORPORATED                                                  199,224
    19,285  DIMON INCORPORATED                                                                        133,067
     5,938  ENESCO GROUP INCORPORATED+                                                                 40,972
    19,164  FLEMING COMPANIES INCORPORATED                                                            429,274
    14,630  HAIN CELESTIAL GROUP INCORPORATED+                                                        325,518

SHARES        SECURITY NAME                                                                         VALUE
WHOLESALE TRADE - NONDURABLE GOODS (continued)
     8,182  INTERNATIONAL MULTIFOODS CORPORATION+                                                $    194,404
    18,294  MEN'S WEARHOUSE INCORPORATED+                                                             427,165
    10,302  MYERS INDUSTRIES INCORPORATED                                                             149,379
     5,074  NASH-FINCH COMPANY                                                                        138,267
    18,902  PERFORMANCE FOOD GROUP COMPANY+                                                           617,339
    19,612  PRIORITY HEALTHCARE CORPORATION+                                                          510,108
     7,783  SCHOOL SPECIALTY INCORPORATED+                                                            207,962
    18,115  STRIDE RITE CORPORATION                                                                   149,449
     8,065  UNITED NATURAL FOODS INCORPORATED+                                                        200,899
    14,626  UNITED STATIONERS INCORPORATED+                                                           557,251

                                                                                                    4,280,278
                                                                                                 ------------

Total Common Stock (Cost $157,553,726)                                                            173,199,225
                                                                                                 ------------

REAL ESTATE INVESTMENT TRUST - 0.61%
     9,011  COLONIAL PROPERTIES TRUST                                                                 310,429
    11,848  KILROY REALTY CORPORATION                                                                 334,232
    14,044  SHURGARD STORAGE CENTERS INCORPORATED                                                     476,092

Total Real Estate Investment Trust (Cost $999,437)                                                  1,120,753
                                                                                                 ------------

WARRANTS - 0.00%
    19,800  ESCROW MASCOTECH INC                                                                            0

Total Warrants (Cost $0)                                                                                    0
                                                                                                 ------------


PRINCIPAL                                                          INTEREST RATE   MATURITY DATE

SHORT-TERM INVESTMENTS - 5.23%

REPURCHASE AGREEMENTS - 4.77%
$8,759,513  GOLDMAN SACHS GROUP INCORPORATED - 102%
            COLLATERALIZED BY US GOVERNMENT SECURITIES                 1.94%          4/1/02        8,759,514

US TREASURY BILLS - 0.46%
   865,000  US TREASURY BILLS#                                         1.82@         8/29/02          858,008

Total Short-Term Investments (Cost $9,617,950)                                                      9,617,522
                                                                                                 ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $168,171,113)*                             100.16%                                         $183,937,499
OTHER ASSETS AND LIABILITIES, NET                 (0.16)                                             (299,798)
                                                 ------                                          ------------
Total Net Assets                                 100.00%                                         $183,637,701
                                                 ======                                          ============

@ PART OR ALL OF THIS INVESTMENT IS ON LOAN.
+ NON-INCOME EARNING SECURITIES.
# SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)
^ YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

  GROSS UNREALIZED APPRECIATION                             $42,889,744
  GROSS UNREALIZED DEPRECIATION                             (27,123,358)
                                                            -----------
  NET UNREALIZED APPRECIATION                               $15,766,386


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

        SMALL CAP VALUE PORTFOLIO

SHARES      SECURITY NAME                                                                                             VALUE
COMMON STOCK - 94.98%

AMUSEMENT & RECREATION SERVICES - 2.54%
   116,700  ALLIANCE GAMING CORPORATION+                                                                         $   3,562,851
    43,700  ARGOSY GAMING COMPANY+                                                                                   1,603,353

                                                                                                                     5,166,204
                                                                                                                 -------------

APPAREL & ACCESSORY STORES - 5.19%
    93,900  CHILDREN'S PLACE RETAIL STORE INCORPORATED+                                                              3,098,700
    51,700  FINISH LINE INCORPORATED+                                                                                  953,865
    68,300  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                              1,680,180
   137,600  WET SEAL INCORPORATED+                                                                                   4,800,864

                                                                                                                    10,533,609
                                                                                                                 -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.55%
    93,800  COLUMBIA SPORTSWEAR COMPANY+                                                                             3,146,990

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.31%
    53,700  CIRCUIT CITY STORES-CARMAX+                                                                              1,388,682
    42,400  SONIC AUTOMOTIVE INCORPORATED+                                                                           1,271,152

                                                                                                                     2,659,834
                                                                                                                 -------------

BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 8.70%
    46,000  BEAZER HOMES USA INCORPORATED+                                                                           3,567,300
    62,900  HOVNANIAN ENTERPRISES INCORPORATED+                                                                      1,672,511
   100,247  MDC HOLDINGS INCORPORATED                                                                                4,330,714
    13,520  NVR INCORPORATED+                                                                                        4,265,560
    42,500  RYLAND GROUP INCORPORATED                                                                                3,833,500

                                                                                                                    17,669,585
                                                                                                                 -------------

BUSINESS SERVICES - 2.64%
    28,200  FAIR ISAAC AND COMPANY INCORPORATED                                                                      1,787,598
    40,800  JDA SOFTWARE GROUP INCORPORATED+                                                                         1,300,704
   108,000  MENTOR GRAPHICS CORPORATION+                                                                             2,283,120

                                                                                                                     5,371,422
                                                                                                                 -------------

CHEMICALS & ALLIED PRODUCTS - 2.98%
   207,300  NBTY INCORPORATED+                                                                                       3,536,538
   161,400  RPM INCORPORATED                                                                                         2,509,770

                                                                                                                     6,046,308
                                                                                                                 -------------

DOMESTIC DEPOSITORY INSTITUTIONS - 12.40%
    44,400  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                      889,332
    81,100  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                1,054,300
    91,100  COMMERCIAL FEDERAL CORPORATION                                                                           2,450,590
    60,100  COMMUNITY FIRST BANKSHARES INCORPORATED                                                                  1,554,186
    55,100  DIME COMMUNITY BANCSHARES                                                                                1,697,080
    28,700  FIRST ESSEX BANCORPORATION INCORPORATED                                                                    873,628
    58,200  FIRST SENTINEL BANCORP INCORPORATED                                                                        760,092


                                      203

SHARES      SECURITY NAME                                                                                             VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
    64,900  FLAGSTAR BANCORP INCORPORATED                                                                        $   1,510,872
    59,300  INDEPENDENCE COMMUNITY BANK CORPORATION                                                                  1,668,109
    27,615  INDEPENDENT BANK CORPORATION                                                                               794,207
   135,400  INDYMAC BANCORP INCORPORATED+                                                                            3,344,380
    55,700  NET.B@NK INCORPORATED+                                                                                     941,330
    60,585  OLD NATIONAL BANCORP                                                                                     1,483,121
    92,200  R & G FINANCIAL CORPORATION CLASS B                                                                      1,837,546
    44,500  SEACOAST FINANCIAL SERVICES CORPORATION                                                                    876,205
    54,200  STATEN ISLAND BANCORP INCORPORATED                                                                       1,066,656
    61,900  TRUSTMARK CORPORATION                                                                                    1,563,594
    36,150  WINTRUST FINANCIAL CORPORATION                                                                             830,366

                                                                                                                    25,195,594
                                                                                                                 -------------

EATING & DRINKING PLACES - 3.27%
    62,900  BOB EVANS FARMS                                                                                          1,775,038
    25,000  LANDRY'S RESTAURANTS INCORPORATED                                                                          574,000
   184,900  RUBY TUESDAY INCORPORATED                                                                                4,298,925

                                                                                                                     6,647,963
                                                                                                                 -------------

EDUCATIONAL SERVICES - 1.89%
    75,800  CORINTHIAN COLLEGES INCORPORATED+                                                                        3,831,690

ELECTRIC, GAS & SANITARY SERVICES - 2.47%
    36,500  NORTHWESTERN CORPORATION                                                                                   803,000
   137,700  PNM RESOURCES INCORPORATED                                                                               4,221,882

                                                                                                                     5,024,882
                                                                                                                 -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.06%
    46,600  BENCHMARK ELECTRONICS INCORPORATED+                                                                      1,304,800
    26,400  MOOG INCORPORATED+                                                                                         844,800

                                                                                                                     2,149,600
                                                                                                                 -------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.88%
    37,500  RIGHT MANAGEMENT CONSULTANTS INCORPORATED+                                                                 949,500
    26,400  URS CORPORATION+                                                                                           836,880

                                                                                                                     1,786,380
                                                                                                                 -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.01%
    34,200  ALLIANT TECHSYSTEMS INCORPORATED+                                                                        3,488,058
    78,700  SILGAN HOLDINGS INCORPORATED+                                                                            2,630,941

                                                                                                                     6,118,999
                                                                                                                 -------------

FOOD & KINDRED PRODUCTS - 3.38%
    68,460  CONSTELLATION BRANDS INCORPORATED+                                                                       3,762,562
    94,500  INTERSTATE BAKERIES CORPORATION                                                                          2,287,845
    56,900  LANCE INCORPORATED                                                                                         813,670

                                                                                                                     6,864,077
                                                                                                                 -------------

                                      204

SHARES      SECURITY NAME                                                                                             VALUE
HEALTH SERVICES - 7.09%
   165,200  COVENTRY HEALTH CARE INCORPORATED+                                                                   $   4,295,200
   140,000  DA VITA INCORPORATED+                                                                                    3,542,000
    88,200  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    3,595,032
   102,700  SIERRA HEALTH SERVICES INCORPORATED+                                                                     1,343,316
    59,600  SUNRISE ASSISTED LIVING INCORPORATED+                                                                    1,624,696

                                                                                                                    14,400,244
                                                                                                                 -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.63%
    48,400  GUITAR CENTER INCORPORATED+                                                                                847,968
    24,600  HAVERTY FUNITURE COMPANIES INCORPORATED                                                                    423,366

                                                                                                                     1,271,334
                                                                                                                 -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 2.02%
    54,200  AZTAR CORPORATION+                                                                                       1,186,980
    72,000  BOYD GAMING CORPORATION+                                                                                 1,082,880
    76,200  CHOICE HOTELS INTERNATIONAL INCORPORATED+                                                                1,838,706

                                                                                                                     4,108,566
                                                                                                                 -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.47%
    82,600  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                  3,820,250
    56,000  NORDSON CORPORATION                                                                                      1,688,400
    28,200  SCANSOURCE INCORPORATED+                                                                                 1,695,229
    27,300  WOODWARD GOVERNOR COMPANY                                                                                1,878,240

                                                                                                                     9,082,119
                                                                                                                 -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.57%
    37,000  BROWN & BROWN INCORPORATED                                                                               1,161,800
                                                                                                                 -------------

INSURANCE CARRIERS - 4.15%
   122,000  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                 4,224,860
   121,100  MID ATLANTIC MEDICAL SERVICES+                                                                           3,451,350
    37,500  STEWART INFORMATION SERVICES+                                                                              750,000

                                                                                                                     8,426,210
                                                                                                                 -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.99%
    18,900  AMERICAN WOODMARK CORPORATION                                                                            1,192,155
    34,200  UNIVERSAL FOREST PRODUCTS INCORPORATED                                                                     817,038

                                                                                                                     2,009,193
                                                                                                                 -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.74%
    31,600  COOPER COMPANIES INCORPORATED                                                                            1,497,840
                                                                                                                 -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.01%
    53,850  DIRECT FOCUS INCORPORATED+                                                                               2,048,993
                                                                                                                 -------------


                                      205

SHARES      SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL - 2.76%
    13,400  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                  $    511,210
    46,200  ACTION PERFORMANCE COMPANIES INCORPORATED+                                                               2,275,350
    62,700  LANDS END INCORPORATED+                                                                                  2,813,349

                                                                                                                     5,599,909
                                                                                                                  ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 3.74%
    87,600  AMERICA HOME MORTGAGE HOLDINGS INCORPORATED                                                              1,357,800
   108,900  DORAL FINANCIAL CORPORATION                                                                              3,697,155
   112,000  NEW CENTURY FINANCIAL CORPORATION                                                                        2,542,400

                                                                                                                     7,597,355
                                                                                                                  ------------

OIL & GAS EXTRACTION - 1.16%
    81,600  OCEANEERING INTERNATIONAL INCORPORATED+                                                                  2,366,400
                                                                                                                  ------------

PAPER & ALLIED PRODUCTS - 0.44%
    41,200  ROCK-TENN COMPANY CLASS A                                                                                  883,740
                                                                                                                  ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.42%
    39,800  FRONTIER OIL CORPORATION                                                                                   854,904
                                                                                                                  ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.43%
    47,300  SCHULMAN (a) INCORPORATED                                                                                  865,117
                                                                                                                  ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.20%
     9,300  BLACKROCK INCORPORATED+                                                                                    414,780
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 2.58%
    66,300  AMERICAN AXLE & MANUFACTURING HOLDINGS INCORPORATED+                                                     1,922,700
    54,400  GROUP 1 AUTOMOTIVE INCORPORATED+                                                                         2,124,320
    21,100  OSHKOSH TRUCK CORPORATION                                                                                1,200,590

                                                                                                                     5,247,610
                                                                                                                  ------------

WATER TRANSPORTATION - 0.45%
    30,500  KIRBY CORPORATION+                                                                                         911,950
                                                                                                                  ------------

WHOLESALE TRADE - DURABLE GOODS - 1.48%
   180,700  PEP BOYS-MANNY MOE & JACK                                                                                3,006,847
                                                                                                                  ------------

WHOLESALE TRADE - NONDURABLE GOODS - 6.38%
    33,600  ADVANCED MARKETING SERVICES INCORPORATED                                                                   806,400
    44,800  D & K HEALTHCARE RESOURCES INCORPORATED                                                                  2,688,896
    57,000  FRESH DEL MONTE PRODUCE INCORPORATED                                                                     1,071,600
    76,100  HENRY SCHEIN INCORPORATED+                                                                               3,352,204
    53,800  NASH-FINCH COMPANY                                                                                       1,466,050
    44,700  STANDARD COMMERCIAL CORPORATION                                                                            859,134
   108,900  UNITED NATURAL FOODS INCORPORATED+                                                                       2,712,699

                                                                                                                    12,956,983
                                                                                                                  ------------

TOTAL COMMON STOCK (COST $153,117,599)                                                                             192,925,031
                                                                                                                  ------------


                                      206

SHARES      SECURITY NAME                                                                                             VALUE
REAL ESTATE INVESTMENT TRUST - 1.35%
   111,200  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                              $   1,888,176
    90,900  IMPAC MORTGAGE HOLDINGS INCORPORATED                                                                       856,278

TOTAL REAL ESTATE INVESTMENT TRUST (COST $2,299,036)                                                                 2,744,454
                                                                                                                 -------------


PRINCIPAL                                                                                INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 3.73%

REPURCHASE AGREEMENTS - 3.73%
$7,587,152  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED
            BY US GOVERNMENT SECURITIES                                                         1.93%     4/1/02     7,587,152

TOTAL SHORT-TERM INVESTMENTS (COST $7,587,152)                                                                       7,587,152
                                                                                                                  ------------

Total Investments in Securities

(Cost $163,003,787)*                           100.06%                                                            $203,256,637
OTHER ASSETS AND LIABILITIES, NET               (0.06)                                                                (111,747)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $203,144,890
                                               ======                                                             ============

+    NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $40,778,694
   GROSS UNREALIZED DEPRECIATION                                     (525,844)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $40,252,850



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL COMPANY GROWTH PORTFOLIO

SHARES      SECURITY NAME                                                                                             VALUE
COMMON STOCK - 97.87%

AMUSEMENT & RECREATION SERVICES - 1.05%
   204,000  PENN NATIONAL GAMING INCORPORATED+                                                                     $ 7,144,080
                                                                                                                   -----------

APPAREL & ACCESSORY STORES - 3.12%
   145,400  AMERICAN EAGLE OUTFITTERS INCORPORATED+                                                                  3,601,558
   572,800  CHARMING SHOPPES INCORPORATED+                                                                           4,536,576
   279,000  STAGE STORES INCORPORATED+                                                                               7,421,400
   189,800  TOO INCORPORATED+                                                                                        5,597,202

                                                                                                                    21,156,736
                                                                                                                   -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.66%
   311,500  TOMMY HILFIGER CORPORATION+                                                                              4,470,025
                                                                                                                   -----------

BUSINESS SERVICES - 11.24%
   388,000  ACCLAIM ENTERTAINMENT INCORPORATED+                                                                      1,761,520
   314,000  ASPEN TECHNOLOGY INCORPORATED+                                                                           7,190,600
   222,800  DIGITAL RIVER INCORPORATED+                                                                              3,299,668
   411,800  DOUBLECLICK INCORPORATED+                                                                                4,937,482
   533,800  E.PIPHANY INCORPORATED+                                                                                  4,035,528
   261,200  MACROMEDIA INCORPORATED+                                                                                 5,333,704
   303,300  NETIQ CORPORATION+                                                                                       6,614,973
   178,300  OPTIMAL ROBOTICS CORPORATION+                                                                            3,195,136
   207,800  PITTSTON BRINK'S GROUP                                                                                   5,215,780
   378,400  PROGRESS SOFTWARE CORPORATION+                                                                           6,864,176
   536,000  RED HAT INCORPORATED+                                                                                    3,060,024
   122,712  ROXIO INCORPORATED+                                                                                      2,784,335
   335,300  SMARTFORCE PLC ADR+                                                                                      3,520,650
   266,200  TIBCO SOFTWARE INCORPORATED+                                                                             3,130,512
   280,000  WEBEX COMMUNICATIONS INCORPORATED+                                                                       4,606,000
 1,056,600  WEBMD CORPORATION+                                                                                       8,114,688
   102,900  WEBSENSE INCORPORATED+                                                                                   2,588,964

                                                                                                                    76,253,740
                                                                                                                   -----------

CHEMICALS & ALLIED PRODUCTS - 10.02%
   761,200  AGRIUM INCORPORATED                                                                                      8,007,824
   258,700  ALKERMES INCORPORATED+                                                                                   6,741,722
    79,000  AMERICAN PHARMACEUTICAL PARTNERS INCORPORATED+                                                           1,171,570
   113,000  BARR LABORATORIES INCORPORATED+                                                                          7,437,660
   272,700  CELL GENESYS INCORPORATED+                                                                               4,622,265
   175,900  CELL THERAPEUTICS INCORPORATED+                                                                          4,367,597
    87,600  INTERMUNE INCORPORATED+                                                                                  2,634,132
   466,400  IVAX CORPORATION+                                                                                        7,485,720
   444,500  LYONDELL CHEMICAL COMPANY                                                                                7,383,145
   170,600  NBTY INCORPORATED+                                                                                       2,910,436
   142,400  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                     5,780,016
   165,900  SANGSTAT MEDICAL CORPORATION+                                                                            4,456,074
   174,700  TARO PHARMACEUTICAL INDUSTRIES LIMITED+                                                                  4,952,745

                                                                                                                    67,950,906
                                                                                                                   -----------


                                      208

SHARES      SECURITY NAME                                                                                             VALUE
COMMUNICATIONS - 2.65%
   410,900  INSIGHT COMMUNICATIONS COMPANY INCORPORATED+                                                           $ 8,608,355
   359,400  SINCLAIR BROADCAST GROUP INCORPORATED+                                                                   4,869,870
   180,800  YOUNG BROADCASTING CORPORATION+                                                                          4,518,192

                                                                                                                    17,996,417
                                                                                                                   -----------

DOMESTIC DEPOSITORY INSTITUTIONS - 1.33%
   233,300  BANKUNITED FINANCIAL CORPORATION+                                                                        3,494,834
   209,900  FIRSTFED FINANCIAL CORPORATION+                                                                          5,488,885

                                                                                                                     8,983,719
                                                                                                                   -----------

EDUCATIONAL SERVICES - 1.90%
   292,100  EDISON SCHOOLS INCORPORATED+                                                                             4,060,190
   313,100  SYLVAN LEARNING SYSTEMS INCORPORATED+                                                                    8,845,075

                                                                                                                    12,905,265
                                                                                                                   -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.39%
   651,900  ADAPTEC INCORPORATED+                                                                                    8,715,903
   318,000  ALPHA INDUSTRIES INCORPORATED+                                                                           4,849,500
   202,500  BENCHMARK ELECTRONICS INCORPORATED+                                                                      5,670,000
   238,000  DSP GROUP INCORPORATED+                                                                                  4,871,860
   556,800  FINISAR CORPORATION+                                                                                     4,287,360
    80,100  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             3,952,935
   228,800  INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                                                                 4,667,520
   177,800  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                               5,910,072
   279,900  KEMET CORPORATION+                                                                                       5,421,663
   260,400  MAGNETEK INCORPORATED+                                                                                   3,046,680
   291,600  OAK TECHNOLOGY INCORPORATED+                                                                             4,339,008
   699,200  OPENWAVE SYSTEMS INCORPORATED+                                                                           4,446,912
   157,000  PHOTRONICS INCORPORATED+                                                                                 5,295,610
   227,300  PIXELWORKS INCORPORATED+                                                                                 2,927,624
   219,300  PLEXUS CORPORATION+                                                                                      5,175,480
   266,900  PMC-SIERRA INCORPORATED+                                                                                 4,345,132
   686,500  POWER-ONE INCORPORATED+                                                                                  5,615,570
   289,600  POWERWAVE TECHNOLOGIES INCORPORATED+                                                                     3,727,152
   253,300  UCAR INTERNATIONAL INCORPORATED+                                                                         3,596,860

                                                                                                                    90,862,841
                                                                                                                   -----------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.58%
   140,700  CELGENE CORPORATION+                                                                                     3,482,325
   118,300  CEPHALON INCORPORATED+                                                                                   7,452,900
    95,000  DIAMONDCLUSTER INTERNATIONAL INCORPORATED+                                                               1,227,400
   283,600  EXULT INCORPORATED+                                                                                      3,094,076
   137,000  TULARIK INCORPORATED+                                                                                    2,252,280

                                                                                                                    17,508,981
                                                                                                                   -----------


                                      209

SHARES      SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS - 1.23%
   152,000  CONSTELLATION BRANDS INCORPORATED+                                                                     $ 8,353,920
                                                                                                                   -----------

GENERAL MERCHANDISE STORES - 1.05%
   441,700  FOOT LOCKER INCORPORATED+                                                                                7,146,706
                                                                                                                   -----------

HEALTH SERVICES - 5.74%
   648,100  HEALTH MANAGEMENT ASSOCIATES INCORPORATED+                                                              13,435,113
   269,300  LINCARE HOLDINGS INCORPORATED+                                                                           7,303,416
   318,300  MANOR CARE INCORPORATED+                                                                                 7,416,390
   163,900  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    6,680,564
   149,500  SYNCOR INTERNATIONAL CORPORATION+                                                                        4,073,875

                                                                                                                    38,909,358
                                                                                                                   -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.99%
   249,500  AGCO CORPORATION                                                                                         5,693,590
   403,400  ASYST TECHNOLOGIES INCORPORATED+                                                                         7,341,880
   133,500  ENTEGRIS INCORPORATED+                                                                                   2,156,025
   213,600  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                 4,445,016
 1,194,200  WESTERN DIGITAL CORPORATION+                                                                             7,439,866

                                                                                                                    27,076,377
                                                                                                                   -----------

INSURANCE CARRIERS - 8.74%
   107,700  BERKLEY WR CORPORATION                                                                                   6,190,596
   226,700  FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                 5,978,079
   244,000  HCC INSURANCE HOLDINGS INCORPORATED                                                                      6,819,800
   349,400  IPC HOLDINGS LIMITED                                                                                    11,369,476
   273,900  OHIO CASUALTY CORPORATION+                                                                               5,187,666
   274,500  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                   8,775,765
   266,100  SELECTIVE INSURANCE GROUP INCORPORATED                                                                   7,104,870
   414,000  UICI+                                                                                                    7,845,300

                                                                                                                    59,271,552
                                                                                                                   -----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.12%
   181,100  ARMOR HOLDINGS INCORPORATED+                                                                             4,907,810
   265,050  CONMED CORPORATION+                                                                                      6,626,250
   145,900  SONOSIGHT INCORPORATED+                                                                                  2,830,460

                                                                                                                    14,364,520
                                                                                                                   -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.66%
   117,100  DIRECT FOCUS INCORPORATED+                                                                               4,455,655
                                                                                                                   -----------

MISCELLANEOUS RETAIL - 1.78%
   253,700  1-800-FLOWERS.COM INCORPORATED CLASS A+                                                                  3,455,394
   200,300  PETCO ANIMAL SUPPLIES INCORPORATED+                                                                      4,725,077
   286,200  PETSMART INCORPORATED+                                                                                   3,880,872

                                                                                                                    12,061,343
                                                                                                                   -----------


                                      210


SHARES      SECURITY NAME                                                                                             VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.42%
   196,700  CNF INCORPORATED                                                                                       $ 6,489,133
   109,900  JB HUNT TRANSPORT SERVICES INCORPORATED+                                                                 3,124,457

                                                                                                                     9,613,590
                                                                                                                   -----------

NONDEPOSITORY CREDIT INSTITUTIONS - 0.46%
   211,700  SAXON CAPITAL+                                                                                           3,126,809
                                                                                                                   -----------

OIL & GAS EXTRACTION - 4.26%
   703,800  GLOBAL INDUSTRIES LIMITED+                                                                               6,566,454
   159,900  GREY WOLF INCORPORATED+                                                                                    633,204
   335,700  PIONEER NATURAL RESOURCES COMPANY+                                                                       7,482,753
   180,900  SPINNAKER EXPLORATION COMPANY+                                                                           7,534,485
   663,000  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                   6,669,780

                                                                                                                    28,886,676
                                                                                                                   -----------

PAPER & ALLIED PRODUCTS - 3.22%
   912,600  ABITIBI-CONSOLIDATED INCORPORATED                                                                        8,122,140
   189,700  BOISE CASCADE CORPORATION                                                                                6,874,728
   626,800  DOMTAR INCORPORATED                                                                                      6,825,852

                                                                                                                    21,822,720
                                                                                                                   -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.35%
   111,900  FRONTIER OIL CORPORATION                                                                                 2,403,612
   482,300  TESORO PETROLEUM CORPORATION+                                                                            6,776,315

                                                                                                                     9,179,927
                                                                                                                   -----------

PRIMARY METAL INDUSTRIES - 2.78%
   478,400  MAVERICK TUBE CORPORATION+                                                                               7,807,488
   171,900  NUCOR CORPORATION                                                                                       11,042,856

                                                                                                                    18,850,344
                                                                                                                   -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.34%
   383,000  BELO CORPORATION                                                                                         8,904,750
   534,700  MOORE CORPORATION LIMITED                                                                                6,956,447

                                                                                                                    15,861,197
                                                                                                                   -----------

RAILROAD TRANSPORTATION - 1.02%
   435,600  KANSAS CITY SOUTHERN INDUSTRIES INCORPORATED+                                                            6,943,464
                                                                                                                   -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.50%
   273,800  COOPER TIRE & RUBBER COMPANY                                                                             5,927,770
   224,200  SKECHERS USA INCORPORATED+                                                                               4,239,622

                                                                                                                    10,167,392
                                                                                                                   -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.74%
   535,900  E-TRADE GROUP INCORPORATED+                                                                              5,048,178
                                                                                                                   -----------


                                      211

SHARES      SECURITY NAME                                                                                             VALUE
TRANSPORTATION BY AIR - 0.76%
   205,900  SKYWEST INCORPORATED                                                                                   $ 5,133,087
                                                                                                                   -----------

TRANSPORTATION EQUIPMENT - 2.30%
   384,400  AUTOLIV INCORPORATED                                                                                     9,317,856
   231,100  BRUNSWICK CORPORATION                                                                                    6,313,652

                                                                                                                    15,631,508
                                                                                                                   -----------

WHOLESALE TRADE - DURABLE GOODS - 1.45%
   380,600  OMNICARE INCORPORATED                                                                                    9,853,734
                                                                                                                   -----------

WHOLESALE TRADE - NONDURABLE GOODS - 1.02%
    91,900  KENNETH COLE PRODUCTIONS INCORPORATED+                                                                   1,844,433
   190,900  SCHOOL SPECIALTY INCORPORATED+                                                                           5,100,848

                                                                                                                     6,945,281
                                                                                                                   -----------

TOTAL COMMON STOCK (COST $562,698,964)                                                                             663,936,048
                                                                                                                   -----------

PRINCIPAL                                                                                INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 2.01%

REPURCHASE AGREEMENTS - 2.01%
$13,632,325 GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED
            BY US GOVERNMENT SECURITIES                                                         1.93%     4/1/02    13,632,325

Total Short-Term Investments (Cost $13,632,325)                                                                     13,632,325

Total Investments in Securities

(Cost $576,331,289)*                            99.88%                                                            $677,568,375
OTHER ASSETS AND LIABILITIES, NET                0.12                                                                  796,185
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $678,364,560
                                               ======                                                             ============

+    NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $117,559,717
   GROSS UNREALIZED DEPRECIATION                                  (16,322,631)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $101,237,086


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL COMPANY VALUE PORTFOLIO

SHARES      SECURITY NAME                                                                                              VALUE
COMMON STOCK - 88.93%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.09%
   146,562  PHILLIPS-VAN HEUSEN CORPORATION                                                                        $ 2,067,990
                                                                                                                   -----------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.91%
   171,686  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                            3,631,159
                                                                                                                   -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.82%
    64,310  WCI COMMUNITIES INCORPORATED+                                                                            1,569,164
                                                                                                                   -----------

BUSINESS SERVICES - 5.47%
   277,800  EARTHLINK INCORPORATED+                                                                                  2,819,669
    91,860  EFUNDS CORPORATION+                                                                                      1,474,353
    98,820  KANA SOFTWARE INCORPORATED+                                                                              1,778,760
   244,810  MPS GROUP INCORPORATED+                                                                                  2,142,088
    97,970  RENT-WAY INCORPORATED+                                                                                     827,847
    49,080  UNITED RENTALS INCORPORATED+                                                                             1,348,718

                                                                                                                    10,391,435
                                                                                                                   -----------

CHEMICALS & ALLIED PRODUCTS - 6.79%
   152,300  AGRIUM INCORPORATED                                                                                      1,602,196
   187,840  CROMPTON CORPORATION                                                                                     2,319,824
    63,270  CYTEC INDUSTRIES INCORPORATED+                                                                           1,924,673
    63,840  H B FULLER COMPANY                                                                                       1,912,008
   139,560  SOLUTIA INCORPORATED                                                                                     1,214,172
   354,070  USEC INCORPORATED                                                                                        2,266,048
   101,050  WELLMAN INCORPORATED                                                                                     1,662,273

                                                                                                                    12,901,194
                                                                                                                   -----------

COMMUNICATIONS - 1.31%
    93,170  EMMIS COMMUNICATIONS CORPORATION+                                                                        2,491,366
                                                                                                                   -----------

CONSTRUCTION - SPECIAL TRADE CONTRACTORS - 0.88%
    53,258  DYCOM INDUSTRIES INCORPORATED+                                                                             796,207
    34,600  INSITUFORM TECHNOLOGIES CLASS A+                                                                           874,342

                                                                                                                     1,670,549
                                                                                                                   -----------

DOMESTIC DEPOSITORY INSTITUTIONS - 8.09%
    73,200  CULLEN/FROST BANKERS INCORPORATED                                                                        2,625,683
    54,700  FIRST NIAGRA FINANCIAL GROUP INCORPORATED                                                                  953,968
   167,830  GOLD BANC CORPORATION INCORPORATED                                                                       1,510,470
    47,468  PACIFIC NORTHWEST BANCORP                                                                                1,248,408
    57,200  PFF BANCORP INCORPORATED                                                                                 1,784,640
   125,300  RIGGS NATIONAL CORPORATION                                                                               1,923,355
    70,420  UCBH HOLDINGS INCORPORATED                                                                               2,533,712
   152,510  WAYPOINT FINANCIAL CORPORATION                                                                           2,522,515
    11,610  WINTRUST FINANCIAL CORPORATION                                                                             266,682

                                                                                                                    15,369,433
                                                                                                                   -----------


                                      213

SHARES      SECURITY NAME                                                                                              VALUE
EATING & DRINKING PLACES - 1.73%
    43,125  LONE STAR STEAKHOUSE & SALOON                                                                           $  900,881
    85,560  TRIARC COMPANIES INCORPORATED+                                                                           2,378,568

                                                                                                                     3,279,449
                                                                                                                   -----------

ELECTRIC, GAS & SANITARY SERVICES - 4.55%
   147,271  EL PASO ELECTRIC COMPANY+                                                                                2,304,791
    91,100  ENERGEN CORPORATION                                                                                      2,409,595
   117,700  SIERRA PACIFIC RESOURCES                                                                                 1,776,093
    38,735  UGI CORPORATION                                                                                          1,213,955
    16,261  UIL HOLDINGS CORPORATION                                                                                   944,764

                                                                                                                     8,649,198
                                                                                                                   -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.34%
    80,793  ACTEL CORPORATION+                                                                                       1,673,222
    55,950  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             2,761,133
    64,770  TECHNITROL INCORPORATED                                                                                  1,544,117
    68,100  THREE-FIVE SYSTEMS INCORPORATED+                                                                         1,009,242
    51,170  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                   1,254,177

                                                                                                                     8,241,891
                                                                                                                   -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.90%
   112,890  SHAW GROUP INCORPORATED+                                                                                 3,104,475
   171,760  TOWER AUTOMOTIVE INCORPORATED+                                                                           2,402,922

                                                                                                                     5,507,397
                                                                                                                   -----------

FOOD STORES - 2.53%
   134,800  PATHMARK STORES INCORPORATED+                                                                            3,228,460
    95,063  RUDDICK CORPORATION                                                                                      1,581,848

                                                                                                                     4,810,308
                                                                                                                   -----------

GENERAL MERCHANDISE STORES - 2.23%
   163,530  SAKS INCORPORATED+                                                                                       2,150,420
   114,792  SHOPKO STORES INCORPORATED+                                                                              2,077,735

                                                                                                                     4,228,155
                                                                                                                   -----------

HEALTH SERVICES - 4.22%
   265,310  BEVERLY ENTERPRISES INCORPORATED+                                                                        1,910,232
    37,700  REHABCARE GROUP INCORPORATED+                                                                            1,074,450
   385,590  SIERRA HEALTH SERVICES INCORPORATED+                                                                     5,043,517

                                                                                                                     8,028,199
                                                                                                                   -----------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION - CONTRACTORS - 0.53%
    40,540  GRANITE STATE CONSTRUCTION INCORPORATED                                                                    997,689
                                                                                                                   -----------


                                      214

SHARES      SECURITY NAME                                                                                              VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.34%
    99,605  ASTEC INDUSTRIES INCORPORATED+                                                                         $ 1,750,059
   105,500  JOY GLOBAL INCORPORATED+                                                                                 1,719,650
    85,280  NATIONAL-OILWELL INCORPORATED+                                                                           2,160,142
   416,800  SILICON GRAPHICS INCORPORATED+                                                                           1,771,400
    74,240  TEREX CORPORATION+                                                                                       1,677,824
   152,500  UNOVA INCORPORATED+                                                                                      1,213,900
    81,420  W-H ENERGY SERVICES INCORPORATED+                                                                        1,758,672

                                                                                                                    12,051,647
                                                                                                                   -----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.20%
    13,040  CLARK/BARDES INCORPORATED+                                                                                 375,552
                                                                                                                   -----------

INSURANCE CARRIERS - 6.27%
    59,780  AMERIGROUP CORPORATION+                                                                                  1,682,806
    42,130  AMERUS GROUP COMPANY                                                                                     1,619,899
    65,170  ANNUITY AND LIFE RE HOLDINGS                                                                             1,261,040
    88,528  HARLEYSVILLE GROUP INCORPORATED                                                                          2,338,910
   120,416  HEALTH NET INCORPORATED+                                                                                 3,304,215
     9,570  SCOTTISH ANNUITY & LIFE HOLDINGS LIMITED                                                                   181,830
   170,010  TRENWICK GROUP LIMITED                                                                                   1,524,990

                                                                                                                    11,913,690
                                                                                                                   -----------

LEATHER & LEATHER PRODUCTS - 1.15%
    79,270  GENESCO INCORPORATED+                                                                                    2,185,474
                                                                                                                   -----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.68%
    45,000  ARROW INTERNATIONAL INCORPORATED                                                                         2,124,000
    31,300  COHERENT INCORPORATED+                                                                                   1,061,070

                                                                                                                     3,185,070
                                                                                                                   -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.24%
   148,590  CALLAWAY GOLF COMPANY                                                                                    2,860,358
   192,125  ZOMAX INCORPORATED+                                                                                      1,402,513

                                                                                                                     4,262,871
                                                                                                                   -----------

MISCELLANEOUS RETAIL - 0.67%
   119,050  FRIEDMAN'S INCORPORATED                                                                                  1,279,788
                                                                                                                   -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.91%
    49,040  USFREIGHTWAYS CORPORATION                                                                                1,737,978
                                                                                                                   -----------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.82%
    57,390  FEDERAL AGRICULTURAL MORTGAGE CORPORATION+                                                               2,553,855
    39,750  NEW CENTURY FINANCIAL CORPORATION                                                                          902,325

                                                                                                                     3,456,180
                                                                                                                   -----------


                                      215

SHARES      SECURITY NAME                                                                                              VALUE
OIL & GAS EXTRACTION - 2.61%
   216,410  CHESAPEAKE ENERGY CORPORATION+                                                                         $ 1,675,013
   169,930  ULTRA PETROLEUM CORPORATION+                                                                             1,356,041
   105,040  UNIT CORPORATION+                                                                                        1,921,182

                                                                                                                     4,952,236
                                                                                                                   -----------

PAPER & ALLIED PRODUCTS - 2.13%
   121,150  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                       1,247,845
   171,950  CARAUSTAR INDUSTRIES INCORPORATED                                                                        1,796,878
    68,420  POPE & TALBOT INCORPORATED                                                                               1,003,037

                                                                                                                     4,047,760
                                                                                                                   -----------

PRIMARY METAL INDUSTRIES - 4.90%
   189,485  AK STEEL HOLDING CORPORATION                                                                             2,709,636
    94,390  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      1,561,211
    47,040  LONE STAR TECHNOLOGIES INCORPORATED+                                                                     1,072,982
    49,680  PRECISION CASTPARTS CORPORATION                                                                          1,759,169
    53,750  TEXAS INDUSTRIES INCORPORATED                                                                            2,214,500

                                                                                                                     9,317,498
                                                                                                                   -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.10%
   334,335  MAIL-WELL INCORPORATED+                                                                                  2,099,624
                                                                                                                   -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.98%
    75,962  SPARTECH CORPORATION                                                                                     1,868,665
                                                                                                                   -----------

TRANSPORTATION BY AIR - 1.67%
   102,860  AIRBORNE INCORPORATED                                                                                    1,799,021
   226,180  AIRTRAN HOLDINGS INCORPORATED+                                                                           1,368,389

                                                                                                                     3,167,410
                                                                                                                   -----------

TRANSPORTATION EQUIPMENT - 1.50%
   127,050  FLEETWOOD ENTERPRISES INCORPORATED                                                                       1,372,140
   150,140  WABASH NATIONAL CORPORATION                                                                              1,486,386

                                                                                                                     2,858,526
                                                                                                                   -----------

TRANSPORTATION SERVICES - 1.45%
    86,600  GATX CORPORATION                                                                                         2,753,880
                                                                                                                   -----------

WHOLESALE TRADE - DURABLE GOODS - 0.45%
    44,310  DURA AUTOMOTIVE SYSTEMS INCORPORATED+                                                                      849,423
                                                                                                                   -----------

WHOLESALE TRADE - NONDURABLE GOODS - 1.47%
   117,325  INTERNATIONAL MULTIFOODS CORPORATION+                                                                    2,787,642
                                                                                                                   -----------

TOTAL COMMON STOCK (COST $137,878,457)                                                                             168,985,490
                                                                                                                   -----------

CLOSED END MUTUAL FUND - 0.68%
    73,050  GLADSTONE CAPITAL CORPORATION                                                                            1,300,290
                                                                                                                   -----------

CLOSED END MUTUAL FUND (COST $1,291,631)                                                                             1,300,290
                                                                                                                   -----------


                                      216

SHARES      SECURITY NAME                                                                                              VALUE
REAL ESTATE INVESTMENT TRUST - 7.72%
   111,880  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                              $ 2,349,480
    44,510  EASTGROUP PROPERTIES                                                                                     1,146,578
   101,940  GLENBOROUGH REALTY TRUST INCORPORATED                                                                    2,191,710
   224,700  HRPT PROPERTIES TRUST                                                                                    2,022,300
   145,420  LASALLE HOTEL PROPERTIES                                                                                 2,355,804
   173,080  MERISTAR HOSPITALITY CORPORATION                                                                         3,158,710
    45,790  SOVRAN SELF STORAGE INCORPORATED                                                                         1,439,180

                                                                                                                    14,663,762
                                                                                                                   -----------

TOTAL REAL ESTATE INVESTMENT TRUST (COST $10,878,064)                                                               14,663,762
                                                                                                                   -----------

PRINCIPAL                                                                                INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 2.88%

REPURCHASE AGREEMENTS - 2.88%
$5,470,775  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
            GOVERNMENT SECURITIES                                                               1.93%     4/1/02     5,470,775

TOTAL SHORT-TERM INVESTMENTS (COST $5,470,775)                                                                       5,470,775
                                                                                                                  ------------

Total Investments in Securities

(Cost $155,518,927)*                           100.21%                                                            $190,420,317
OTHER ASSETS AND LIABILITIES, NET               (0.21)                                                                (403,739)
                                               ------                                                             ------------
Total Net Assets                               100.00%                                                            $190,016,578
                                               ======                                                             ============

+    NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $38,640,139
   GROSS UNREALIZED DEPRECIATION                                   (3,738,749)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $34,901,390


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS
              STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2002 (UNAUDITED)


                                                                  DISCIPLINED           EQUITY
                                                                       GROWTH           INCOME           INDEX   INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   INVESTMENTS AT COST                                            $61,791,506   $1,589,615,887  $1,252,630,523    $485,392,800
   REPURCHASE AGREEMENT                                             4,415,472       94,249,855      30,747,379      22,225,824
   NET UNREALIZED APPRECIATION (DEPRECIATION)                      10,514,518      724,980,371     270,246,128      (2,823,376)
                                                                  -----------   --------------  --------------    -------------
TOTAL INVESTMENTS AT VALUE                                         76,721,496    2,408,846,113   1,553,624,030     504,795,248
                                                                  -----------   --------------  --------------    -------------
   CASH                                                                50,000           50,000          50,000          51,570
   CASH COLLATERAL FOR SECURITY LOANED                             13,830,862      213,319,961     206,620,455       5,088,429
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS                        0                0               0         157,605
   RECEIVABLE FOR INVESTMENTS SOLD                                          0                0               0       2,318,562
   RECEIVABLE FOR DIVIDENDS AND INTEREST                               61,982        5,553,574       1,690,311       2,563,461
   RECEIVABLE FOR DAILY VARIATION MARGIN                                    0                0         118,650               0
                                                                  -----------   --------------  --------------    -------------
TOTAL ASSETS                                                       90,664,340    2,627,769,648   1,762,103,446     514,974,875
                                                                  -----------   --------------  --------------    -------------
LIABILITIES
   PAYABLE FOR INVESTMENT PURCHASED                                         0                0               0       1,561,792
   PAYABLE FOR SECURITIES LOANED                                   13,830,862      213,319,961     206,620,455       5,088,429
   PAYABLE TO CUSTODIAN                                                 1,249           39,775          25,533         105,323
   PAYABLE TO INVESTMENT ADVISER AND AFFILIATES                        46,855        1,491,558         125,387         419,519
   PAYABLE TO ADMINISTRATOR                                             4,415           15,242          12,248          10,327
   ACCRUED EXPENSES AND OTHER LIABILITIES                              12,626           28,472          39,489         579,961
                                                                  -----------   --------------  --------------    -------------
TOTAL LIABILITIES                                                  13,896,007      214,895,008     206,823,112       7,765,351
                                                                  -----------   --------------  --------------    -------------
TOTAL NET ASSETS                                                  $76,768,333   $2,412,874,640  $1,555,280,334    $507,209,524
                                                                  -----------   --------------  --------------    -------------
SECURITIES ON LOAN, AT MARKET VALUE                               $13,445,567   $  206,948,786  $  199,810,410    $  4,876,837


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                                                    LARGE
                                                        INTERNATIONAL        LARGE CAP            COMPANY         SMALL CAP
                                                               EQUITY     APPRECIATION             GROWTH             INDEX
---------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   INVESTMENTS AT COST                                   $364,399,352      $76,148,226     $2,245,306,139      $159,411,599
   REPURCHASE AGREEMENT                                    15,016,310        3,291,370         51,958,916         8,759,514
   NET UNREALIZED APPRECIATION (DEPRECIATION)             (42,175,063)       3,119,946        521,597,239        15,766,386
                                                         ------------      -----------     --------------      ------------
TOTAL INVESTMENTS AT VALUE                                337,240,599       82,559,542      2,818,862,294       183,937,499
                                                         ------------      -----------     --------------      ------------
   CASH                                                        50,000           50,000             50,000            50,000
   CASH COLLATERAL FOR SECURITY LOANED                     13,322,149                0        156,382,813        35,806,280
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS                0                0                  0                 0
   RECEIVABLE FOR INVESTMENTS SOLD                                  0                0                  0                 0
   RECEIVABLE FOR DIVIDENDS AND INTEREST                    1,092,819           49,488          1,834,016           100,252
   RECEIVABLE FOR DAILY VARIATION MARGIN                            0                0                  0            32,375
                                                         ------------      -----------     --------------      ------------
TOTAL ASSETS                                              351,705,567       82,659,030      2,977,129,123       219,926,406
                                                         ------------      -----------     --------------      ------------
LIABILITIES
   PAYABLE FOR INVESTMENT PURCHASED                                 0          337,503         31,996,399           422,034
   PAYABLE FOR SECURITIES LOANED                           13,322,149                0        156,382,813        35,806,280
   PAYABLE TO CUSTODIAN                                        69,506            1,332             45,951             2,969
   PAYABLE TO INVESTMENT ADVISER AND AFFILIATES               266,689           36,954          1,723,157            35,797
   PAYABLE TO ADMINISTRATOR                                    11,230           10,128              6,622             7,349
   ACCRUED EXPENSES AND OTHER LIABILITIES                      41,167           22,658            179,341            14,276
                                                         ------------      -----------     --------------      ------------
TOTAL LIABILITIES                                          13,710,741          408,575        190,334,283        36,288,705
                                                         ------------      -----------     --------------      ------------
TOTAL NET ASSETS                                         $337,994,826      $82,250,455     $2,786,794,840      $183,637,701
                                                         ------------      -----------     --------------      ------------
SECURITIES ON LOAN, AT MARKET VALUE                      $ 12,733,278      $         0     $  152,070,453      $ 34,345,259


                                                                               SMALL            SMALL
                                                        SMALL CAP            COMPANY          COMPANY
                                                            VALUE             GROWTH            VALUE
-----------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   INVESTMENTS AT COST                               $155,416,635       $562,698,964     $150,048,152
   REPURCHASE AGREEMENT                                 7,587,152         13,632,325        5,470,775
   NET UNREALIZED APPRECIATION (DEPRECIATION)          40,252,850        101,237,086       34,901,390
                                                     ------------       ------------     ------------
TOTAL INVESTMENTS AT VALUE                            203,256,637        677,568,375      190,420,317
                                                     ------------       ------------     ------------
   CASH                                                    50,000             50,000           50,000
   CASH COLLATERAL FOR SECURITY LOANED                 27,210,591         92,533,640       22,401,155
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS            0                  0                0
   RECEIVABLE FOR INVESTMENTS SOLD                              0          7,163,023          358,549
   RECEIVABLE FOR DIVIDENDS AND INTEREST                   18,165            165,469          236,150
   RECEIVABLE FOR DAILY VARIATION MARGIN                        0                  0                0
                                                     ------------       ------------     ------------
TOTAL ASSETS                                          230,535,393        777,480,507      213,466,171
                                                     ------------       ------------     ------------
LIABILITIES
   PAYABLE FOR INVESTMENT PURCHASED                             0          6,018,016          898,169
   PAYABLE FOR SECURITIES LOANED                       27,210,591         92,533,640       22,401,155
   PAYABLE TO CUSTODIAN                                     3,269             11,044            3,057
   PAYABLE TO INVESTMENT ADVISER AND AFFILIATES           141,550            497,129          107,443
   PAYABLE TO ADMINISTRATOR                                 7,000              9,156            7,485
   ACCRUED EXPENSES AND OTHER LIABILITIES                  28,093             46,962           32,284
                                                     ------------       ------------     ------------
TOTAL LIABILITIES                                      27,390,503         99,115,947       23,449,593
                                                     ------------       ------------     ------------
TOTAL NET ASSETS                                     $203,144,890       $678,364,560     $190,016,578
                                                     ------------       ------------     ------------
SECURITIES ON LOAN, AT MARKET VALUE                  $ 26,257,962       $ 88,881,140     $ 21,551,370

CORE PORTFOLIOS
STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)


                                                                  DISCIPLINED           EQUITY
                                                                       GROWTH           INCOME           INDEX   INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                       $  380,857     $ 23,217,392    $ 10,332,956     $ 2,223,874(1)
   INTEREST                                                            11,057          749,586         417,779       1,265,152
   SECURITIES LENDING                                                  17,306          227,848         177,084          62,427
                                                                   ----------     ------------    ------------     -----------
TOTAL INVESTMENT INCOME                                               409,220       24,194,826      10,927,819       3,551,453
                                                                   ----------     ------------    ------------     -----------
EXPENSES
   ADVISORY FEES                                                      295,131        8,733,847       1,150,389       2,659,040
   CUSTODY                                                              7,870          232,903         153,385         666,919
   ACCOUNTING                                                          38,055           70,579          58,209          41,744
   LEGAL                                                                  276           17,577           4,816          10,901
   AUDIT                                                                7,529            9,823           9,823          12,017
   DIRECTORS' FEES                                                      2,080            2,080           2,080           2,080
   OTHER                                                                  362           23,911          24,154           4,719
                                                                   ----------     ------------    ------------     -----------
TOTAL EXPENSES                                                        351,303        9,090,720       1,402,856       3,397,420
                                                                   ----------     ------------    ------------     -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                (66,142)      (1,202,110)       (406,717)        (19,361)
   NET EXPENSES                                                       285,161        7,888,610         996,139       3,378,059
                                                                   ----------     ------------    ------------     -----------
NET INVESTMENT INCOME (LOSS)                                          124,059       16,306,216       9,931,680         173,394
                                                                   ----------     ------------    ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM
   SECURITIES                                                       (5,334,912)     56,940,599       6,159,317      (88,141,751)
   FOREIGN CURRENCY TRANSACTIONS                                             0               0               0        6,544,876
   FINANCIAL FUTURES TRANSACTIONS                                            0               0       5,524,523                0
                                                                   -----------    ------------    ------------     ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                           (5,334,912)     56,940,599      11,683,840      (81,596,875)
                                                                   -----------    ------------    ------------     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                       11,817,499     161,170,267     135,796,271      118,217,146
   FOREIGN CURRENCY TRANSACTIONS                                             0          (4,772)              0           74,945
   FINANCIAL FUTURES TRANSACTIONS                                            0               0      (1,681,076)               0
                                                                   -----------    ------------    ------------     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS                                                     11,817,499     161,165,495     134,115,195      118,292,091
                                                                   -----------    ------------    ------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   ON INVESTMENTS                                                    6,482,587     218,106,094     145,799,035       36,695,216
                                                                   -----------    ------------    ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $ 6,606,646    $234,412,310    $155,730,715     $ 36,868,610
                                                                   -----------    ------------    ------------     ------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $274,408 FOR THE INTERNATIONAL PORTFOLIO AND $163,942 FOR THE INTERNATIONAL EQUITY PORTFOLIO.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                                                             LARGE
                                                                  INTERNATIONAL        LARGE CAP           COMPANY      SMALL CAP
                                                                         EQUITY     APPRECIATION            GROWTH          INDEX
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                        $ 1,469,435(1)     $ 395,695       $  5,927,392    $  594,895
   INTEREST                                                             175,621           47,447            520,970       125,136
   SECURITIES LENDING                                                    25,287                0            225,391        44,376
                                                                    -----------        ---------       ------------    ----------
TOTAL INVESTMENT INCOME                                               1,670,343          443,142          6,673,753       764,407
                                                                    -----------        ---------       ------------    ----------
EXPENSES
   ADVISORY FEES                                                      1,459,725          265,416         10,084,313       208,803
   CUSTODY                                                              364,931            7,583            268,915        16,704
   ACCOUNTING                                                             3,439           41,290             46,276        31,078
   LEGAL                                                                  5,536           18,754             17,069         1,753
   AUDIT                                                                  2,017               66              9,025         7,928
   DIRECTORS' FEES                                                        2,080              343              2,080         2,080
   OTHER                                                                      0           10,338             64,218         7,225
                                                                    -----------        ---------       ------------    ----------
TOTAL EXPENSES                                                        1,837,728          343,790         10,491,896       275,571
                                                                    -----------        ---------       ------------    ----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                  (14,614)         (72,064)           (24,441)       (4,653)
   NET EXPENSES                                                       1,823,114          271,726         10,467,455       270,918
                                                                    -----------        ---------       ------------    ----------
NET INVESTMENT INCOME (LOSS)                                           (152,772)         171,416         (3,793,702)      493,489
                                                                    -----------        ---------       ------------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM
   SECURITIES                                                        (8,642,413)      (2,697,800)      (199,684,105)       898,165
   FOREIGN CURRENCY TRANSACTIONS                                        (16,560)               0                  0              0
   FINANCIAL FUTURES TRANSACTIONS                                             0                0                  0      2,620,839
                                                                    -----------        ---------       ------------    -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                            (8,658,973)      (2,697,800)      (199,684,105)     3,519,004
                                                                    -----------       ----------       ------------    ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                        36,005,368        6,756,202        540,071,330     37,693,668
   FOREIGN CURRENCY TRANSACTIONS                                            287                0                  0              0
   FINANCIAL FUTURES TRANSACTIONS                                             0                0                  0       (169,574)
                                                                    -----------        ---------       ------------    ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS                                                      36,005,655        6,756,202        540,071,330     37,524,094
                                                                    -----------        ---------       ------------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   ON INVESTMENTS                                                    27,346,682        4,058,402        340,387,225     41,043,098
                                                                    -----------        ---------       ------------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $27,193,910      $ 4,229,818      $ 336,593,523    $41,536,587
                                                                    -----------        ---------       ------------    ----------


                                                                                                 SMALL            SMALL
                                                                          SMALL CAP            COMPANY          COMPANY
                                                                              VALUE             GROWTH            VALUE
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                             $  662,269        $ 1,099,336      $ 1,268,184
   INTEREST                                                                 186,957            223,789           71,715
   SECURITIES LENDING                                                        40,502            124,867           26,750
                                                                        -----------        -----------      -----------
TOTAL INVESTMENT INCOME                                                     889,728          1,447,992        1,366,649
                                                                        -----------        -----------      -----------
EXPENSES
   ADVISORY FEES                                                            833,378          2,904,601          756,459
   CUSTODY                                                                   18,520             64,547           16,810
   ACCOUNTING                                                                16,251             43,446           41,169
   LEGAL                                                                      2,855              9,022              464
   AUDIT                                                                      5,449              8,776            8,776
   DIRECTORS' FEES                                                            2,080              2,080            2,080
   OTHER                                                                          0             17,402              204
                                                                        -----------        -----------      -----------
TOTAL EXPENSES                                                              878,533          3,049,874          825,962
                                                                        -----------        -----------      -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                       (5,084)            (8,234)        (164,459)
   NET EXPENSES                                                             873,449          3,041,640          661,503
                                                                        -----------        -----------      -----------
NET INVESTMENT INCOME (LOSS)                                                 16,279         (1,593,648)         705,146
                                                                        -----------        -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM
   SECURITIES                                                             7,869,791        (17,587,196)      10,431,889
   FOREIGN CURRENCY TRANSACTIONS                                                  0                  0                0
   FINANCIAL FUTURES TRANSACTIONS                                                 0                  0                0
                                                                        -----------       ------------      -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                 7,869,791        (17,587,196)      10,431,889
                                                                        -----------       ------------      -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                            38,660,209        120,569,334       39,219,149
   FOREIGN CURRENCY TRANSACTIONS                                                  0                  0                0
   FINANCIAL FUTURES TRANSACTIONS                                                 0                  0                0
                                                                        -----------       ------------      -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS                                                          38,660,209        120,569,334       39,219,149
                                                                        -----------       ------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   ON INVESTMENTS                                                        46,530,000        102,982,138       49,651,038
                                                                        -----------       ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $46,546,279       $101,388,490      $50,356,184
                                                                        -----------       ------------      -----------

                                    221

CORE PORTFOLIOS                 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)


                                                               DISCIPLINED GROWTH                        EQUITY INCOME
                                                       ---------------------------------     ---------------------------------
                                                          (UNAUDITED)            FOR THE        (UNAUDITED)            FOR THE
                                                          FOR THE SIX         YEAR ENDED        FOR THE SIX         YEAR ENDED
                                                         MONTHS ENDED      SEPTEMBER 30,       MONTHS ENDED      SEPTEMBER 30,
                                                       MARCH 31, 2002               2001     MARCH 31, 2002               2001
------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                     $ 86,583,613      $ 192,689,294     $2,197,292,559     $2,601,207,077
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                               124,059            256,375         16,306,216         31,820,861
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                                      (5,334,912)          (889,226)        56,940,599         94,370,787
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                        11,817,499        (32,002,569)       161,165,495       (335,396,593)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          6,606,646        (32,635,420)       234,412,310       (209,204,945)
                                                       --------------      -------------     --------------     --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     CONTRIBUTIONS                                          9,547,566         36,858,544        116,134,350        152,274,264
     WITHDRAWALS                                          (25,969,492)      (110,328,805)      (134,964,579)      (346,983,837)
                                                       --------------      -------------     --------------     --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS                        (16,421,926)       (73,470,261)       (18,830,229)      (194,709,573)
                                                       --------------      -------------     --------------     --------------
NET INCREASE (DECREASE) IN NET
   ASSETS                                                  (9,815,280)      (106,105,681)       215,582,081       (403,914,518)
                                                       --------------      -------------     --------------     --------------
ENDING NET ASSETS                                        $ 76,768,333      $  86,583,613     $2,412,874,640     $2,197,292,559
                                                       --------------      -------------     --------------     --------------


                                                             LARGE CAP APPRECIATION                 LARGE COMPANY GROWTH
                                                       ---------------------------------     ---------------------------------
                                                          (UNAUDITED)            FOR THE        (UNAUDITED)            FOR THE
                                                          FOR THE SIX         YEAR ENDED        FOR THE SIX         YEAR ENDED
                                                         MONTHS ENDED      SEPTEMBER 30,       MONTHS ENDED      SEPTEMBER 30,
                                                       MARCH 31, 2002               2001     MARCH 31, 2002               2001
------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                      $68,114,635        $         0     $2,315,623,182    $ 3,234,783,066
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                               171,416             77,513         (3,793,702)        (8,286,113)
   NET REALIZED GAIN (LOSS) FROM
    INVESTMENTS SOLD                                       (2,697,800)        (1,752,421)      (199,684,105)       (12,671,689)
   NET CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION)
    OF INVESTMENTS                                          6,756,202         (3,636,256)       540,071,330     (1,385,879,338)
   NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS                                              4,229,818         (5,311,164)       336,593,523     (1,406,837,140)
                                                       --------------      -------------     --------------    ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS                                          14,637,015         77,279,799        248,030,852        688,447,499
    WITHDRAWALS                                            (4,731,013)        (3,854,000)      (113,452,717)      (200,770,243)
                                                       --------------      -------------     --------------    ---------------
   NET INCREASE (DECREASE) FROM TRANSACTIONS
    IN INVESTORS' BENEFICIAL INTERESTS                      9,906,002         73,425,799        134,578,135        487,677,256
                                                       --------------      -------------     --------------    ---------------
   NET INCREASE (DECREASE) IN NET
    ASSETS                                                 14,135,820         68,114,635        471,171,658       (919,159,884)
                                                       --------------      -------------     --------------    ---------------
   ENDING NET ASSETS                                      $82,250,455        $68,114,635     $2,786,794,840    $ 2,315,623,182
                                                       --------------      -------------     --------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                   INDEX                                  INTERNATIONAL
                                                     ----------------------------------       ----------------------------------
                                                        (UNAUDITED)             FOR THE          (UNAUDITED)             FOR THE
                                                        FOR THE SIX          YEAR ENDED         FOR THE SIX           YEAR ENDED
                                                       MONTHS ENDED       SEPTEMBER 30,         MONTHS ENDED       SEPTEMBER 30,
                                                     MARCH 31, 2002                2001       MARCH 31, 2002                2001
--------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                 $1,424,435,966      $1,799,244,320        $ 513,529,717       $ 696,414,669
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                           9,931,680          20,211,727              173,394           2,926,111
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                                    11,683,841         (14,061,913)         (81,596,875)        (43,511,022)
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                     134,115,195        (501,591,975)         118,292,091        (151,018,389)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                      155,730,716        (495,442,161)          36,868,610        (191,603,300)
                                                     --------------       -------------        -------------       -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     CONTRIBUTIONS                                       98,513,180         249,152,143           71,057,686         126,578,797
     WITHDRAWALS                                       (123,399,528)       (128,518,336)        (114,246,489)       (117,860,449)
                                                     --------------       -------------        -------------       -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS                      (24,886,348)        120,633,807          (43,188,803)          8,718,348
                                                     --------------       -------------        -------------       -------------
NET INCREASE (DECREASE) IN NET
   ASSETS                                               130,844,368        (374,808,354)          (6,320,193)       (182,884,952)
                                                     --------------       -------------        -------------       -------------
ENDING NET ASSETS                                    $1,555,280,334      $1,424,435,966        $ 507,209,524       $ 513,529,717
                                                     --------------       -------------        -------------       -------------


                                                             SMALL CAP INDEX                 SMALL CAP VALUE
                                                     ------------------------------  ------------------------------
                                                        (UNAUDITED)         FOR THE     (UNAUDITED)         FOR THE
                                                        FOR THE SIX      YEAR ENDED    FOR THE SIX       YEAR ENDED
                                                       MONTHS ENDED   SEPTEMBER 30,    MONTHS ENDED   SEPTEMBER 30,
                                                     MARCH 31, 2002            2001  MARCH 31, 2002            2001
-------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                   $146,650,353    $182,875,588    $168,627,677    $225,883,004
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                             493,489       1,542,758          16,279         726,241
   NET REALIZED GAIN (LOSS) FROM
    INVESTMENTS SOLD                                      3,519,004       3,873,956       7,869,791      (2,982,909)
   NET CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION)
    OF INVESTMENTS                                       37,524,094     (25,727,315)     38,660,209     (47,320,025)
   NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS                                           41,536,587     (20,310,601)     46,546,279     (49,576,693)
                                                       ------------    ------------    ------------    ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS                                        14,560,409      26,321,734      19,255,144      41,563,601
    WITHDRAWALS                                         (19,109,648)    (42,236,368)    (31,284,210)    (49,242,235)
                                                       ------------    ------------    ------------    ------------
   NET INCREASE (DECREASE) FROM TRANSACTIONS
    IN INVESTORS' BENEFICIAL INTERESTS                   (4,549,239)    (15,914,634)    (12,029,066)     (7,678,634)
                                                       ------------    ------------    ------------    ------------
   NET INCREASE (DECREASE) IN NET
    ASSETS                                               36,987,348     (36,225,235)     34,517,213     (57,255,327)
                                                       ------------    ------------    ------------    ------------
   ENDING NET ASSETS                                   $183,637,701    $146,650,353    $203,144,890    $168,627,677
                                                       ------------    ------------    ------------    ------------


                                                              INTERNATIONAL EQUITY
                                                      -----------------------------------
                                                         (UNAUDITED)              FOR THE
                                                         FOR THE SIX           YEAR ENDED
                                                        MONTHS ENDED        SEPTEMBER 30,
                                                      MARCH 31, 2002                 2001
-----------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                    $257,314,234         $316,235,786
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                             (152,772)           1,681,179
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                                     (8,658,973)         (13,165,841)
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                       36,005,655          (86,702,376)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        27,193,910          (98,187,038)
                                                        ------------         -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     CONTRIBUTIONS                                        73,451,165           67,786,926
     WITHDRAWALS                                         (19,964,483)         (28,521,440)
                                                        ------------         -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS                        53,486,682           39,265,486
                                                        ------------         -------------
NET INCREASE (DECREASE) IN NET
   ASSETS                                                 80,680,592          (58,921,552)
                                                        ------------         -------------
ENDING NET ASSETS                                       $337,994,826         $257,314,234
                                                        ------------         -------------


                                                         SMALL COMPANY GROWTH             SMALL COMPANY VALUE
                                                    ------------------------------  ------------------------------
                                                       (UNAUDITED)         FOR THE     (UNAUDITED)         FOR THE
                                                       FOR THE SIX      YEAR ENDED     FOR THE SIX      YEAR ENDED
                                                      MONTHS ENDED   SEPTEMBER 30,    MONTHS ENDED   SEPTEMBER 30,
                                                    MARCH 31, 2002            2001  MARCH 31, 2002            2001
------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                  $575,999,538   $ 785,000,460    $147,838,358    $183,942,825
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                         (1,593,648)     (1,159,897)        705,146       2,300,775
   NET REALIZED GAIN (LOSS) FROM
    INVESTMENTS SOLD                                   (17,587,196)    (48,941,530)     10,431,889      36,231,040
   NET CHANGE IN UNREALIZED
    APPRECIATION (DEPRECIATION)
    OF INVESTMENTS                                     120,569,334    (124,708,498)     39,219,149     (18,142,225)
   NET INCREASE (DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS                                         101,388,490    (174,809,925)     50,356,184      20,389,590
                                                    --------------   -------------   -------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
    CONTRIBUTIONS                                       72,142,809      79,317,915      14,753,590      23,177,082
    WITHDRAWALS                                        (71,166,277)   (113,508,912)    (22,931,554)    (79,671,139)
                                                    --------------   -------------   -------------   -------------
   NET INCREASE (DECREASE) FROM TRANSACTIONS
    IN INVESTORS' BENEFICIAL INTERESTS                     976,532     (34,190,997)     (8,177,964)    (56,494,057)
                                                    --------------   -------------   -------------   -------------
   NET INCREASE (DECREASE) IN NET
    ASSETS                                             102,365,022    (209,000,922)     42,178,220     (36,104,467)
                                                    --------------   -------------   -------------   -------------
   ENDING NET ASSETS                                  $678,364,560   $ 575,999,538    $190,016,578    $147,838,358
                                                    --------------   -------------   -------------   -------------


CORE PORTFOLIOS                                            FINANCIAL HIGHLIGHTS


                                                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                                          ----------------------------------------
                                                                                                                     PORTFOLIO
                                                                      NET INVESTMENT         NET          GROSS       TURNOVER
                                                                       INCOME (LOSS)    EXPENSES    EXPENSES(1)           RATE
------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                              0.08%        0.18%          0.22%           83%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                      0.15%        0.72%          0.82%          181%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                      0.20%        0.75%          0.84%          106%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                        (0.04)%       0.97%          1.02%           21%
JUNE 1, 1998 TO MAY 31, 1999                                               0.15%        0.97%          1.02%           90%
OCTOBER 1, 1997(2) TO MAY 31, 1998                                         0.55%        1.01%          1.06%           68%

EQUITY INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                              0.35%        0.17%          0.19%            5%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                      1.29%        0.68%          0.78%            3%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                      1.42%        0.67%          0.76%            9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                         1.43%        0.54%          0.57%            5%
JUNE 1, 1998 TO MAY 31, 1999                                               1.53%        0.55%          0.57%            3%
JUNE 1, 1997(2) TO MAY 31, 1998                                            1.76%        0.52%          0.57%            3%

INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                              0.32%        0.03%          0.05%            2%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                      1.23%        0.13%          0.18%            2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                      1.13%        0.13%          0.18%            8%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                         1.25%        0.18%          0.23%           11%
JUNE 1, 1998 TO MAY 31, 1999                                               1.35%        0.18%          0.23%            4%
JUNE 1, 1997 TO MAY 31, 1998                                               1.60%        0.19%          0.24%            7%
JUNE 1, 1996 TO MAY 31, 1997                                               2.03%        0.11%          0.31%            7%

INTERNATIONAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                              0.02%        0.31%          0.32%           83%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                      0.47%        1.27%          1.29%          144%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                      0.17%        1.24%          1.24%          127%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                         1.79%        0.61%          0.68%           23%
JUNE 1, 1998 TO MAY 31, 1999                                               1.29%        0.61%          0.69%           94%
JUNE 1, 1997 TO MAY 31, 1998                                               1.23%        0.66%          0.68%           37%
JUNE 1, 1996 TO MAY 31, 1997                                               1.53%        0.19%          0.67%           53%

INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                             (0.03)%       0.31%          0.31%            8%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                      0.57%        1.27%          1.31%           33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                      0.06%        1.30%          1.39%           64%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                         0.21%        1.40%          1.40%           11%
FEBRUARY 12, 1999(2) TO MAY 31, 1999                                       1.92%        1.40%          1.45%           12%

LARGE CAP APPRECIATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                              0.11%        0.18%          0.23%           61%
AUGUST 31, 2001(2) TO SEPTEMBER 30, 2001                                   1.51%(3)     0.72%(3)       0.79%(3)        10%

LARGE COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                             (0.07)%       0.19%          0.19%            6%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                     (0.29)%       0.78%          0.78%           13%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                     (0.30)%       0.77%          0.77%            9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                        (0.07)%       0.69%          0.72%            5%
JUNE 1, 1998 TO MAY 31, 1999                                              (0.19)%       0.71%          0.72%           28%
JUNE 1, 1997(2) TO MAY 31, 1998                                           (0.03)%       0.67%          0.73%           13%

SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                              0.15%        0.08%          0.08%            7%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                      0.90%        0.32%          0.33%           25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                      1.03%        0.33%          0.34%           42%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                         0.53%        0.44%          0.50%           23%
JUNE 1, 1998 TO MAY 31, 1999                                               0.76%        0.44%          0.48%           26%
APRIL 9, 1998(2) TO MAY 31, 1998                                           1.04%        0.52%          0.54%            2%


SMALL CAP VALUE PORTFOLIO
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                              0.00%        0.23%          0.24%           52%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                      0.36%        0.83%          0.96%          131%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                      0.08%        0.68%          1.00%          124%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                        (0.32)%       1.06%          1.10%           49%
JUNE 1, 1998 TO MAY 31, 1999                                              (0.20)%       1.05%          1.10%          108%
OCTOBER 1, 1997(2) TO MAY 31, 1998                                        (0.17)%       1.08%          1.13%           79%

SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                             (0.12)%       0.23%          0.23%           91%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                     (0.17)%       0.94%          0.94%          206%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                     (0.28)%       0.94%          0.94%          203%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                        (0.22)%       0.94%          0.98%           55%
JUNE 1, 1998 TO MAY 31, 1999                                              (0.25)%       0.98%          0.98%          154%
JUNE 1, 1997(2) TO MAY 31, 1998                                           (0.41)%       0.93%          0.98%          123%

SMALL COMPANY VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                              0.21%        0.19%          0.24%           48%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                      1.32%        0.79%          0.97%           90%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                      1.37%        0.81%          1.00%          114%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                         0.83%        1.00%          1.04%           28%
JUNE 1, 1998 TO MAY 31, 1999                                               0.76%        0.99%          1.04%           97%
JUNE 1, 1997(2) TO MAY 31, 1998                                            0.69%        0.99%          1.04%           99%

CORE PORTFOLIOS                                   NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

(2)   Commencement of operations.

(3)   Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTSCORE PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

     Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 15 separate investment portfolios. These financial statements present the Disciplined Growth, Equity Income, Index, International, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Index, Small Cap Value, Small Company Growth, and Small Company Value diversified portfolios (each a "Portfolio" and collectively the "Portfolios").
     Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.
     Concurrent with the establishment of Core Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies, which are consistently followed by Core Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.
     Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.
     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
     Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

CORE PORTFOLIOS                                   NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS
     The International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio or possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments. The following contracts were held by the International Portfolio for the period ended March 31, 2002:

                                                                                           Net Unrealized
                                                                                           Appreciation/
      Date                Currency                          Value          US $ Value     (Depreciation)
       5/22/02          JAPANESE YEN                   $2,791,929,000     $21,012,090       $(106,090)
       6/18/02          JAPANESE YEN                    1,311,262,000      10,197,786         263,665

FUTURES CONTRACTS
     Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2002, the Index and Small Cap Index Portfolios held the following long futures contracts:


                                                                                                 Net Unrealized
                                                                                    Notional       Appreciation
      Contracts          Portfolio                  Type        Expiration Date  Contract Value (Depreciation)
      113 LONG   INDEX PORTFOLIO               S&P 500 INDEX      June 2002       $32,464,900     $(158,550)
       37 LONG   SMALL CAP INDEX PORTFOLIO      RUSSELL 2000      June 2002         9,388,750       192,250

     The Index Portfolio has pledged two U.S. Treasury Bills with a par value of 310,000 and 1,565,000. The Small Cap Index Portfolio has pledged a U.S. Treasury Bill with a par value of 865,000.

REPURCHASE AGREEMENTS
     Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

NOTES TO FINANCIAL STATEMENTS                                   CORE PORTFOLIOS
-------------------------------------------------------------------------------

SECURITY LOANS
     The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities. As of March 31, 2002, the value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities.

FEDERAL INCOME TAXES
     Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gains have been distributed by the Portfolios.

3. ADVISORY FEES
     The investment adviser of each Portfolio is Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Portfolios' adviser is responsible for developing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.
     Funds Management has retained the services of certain investment sub-advisers (Cadence Capital Management, Peregrine Capital Management, Inc., Schroder Capital Management International Inc., Smith Asset Management
   Group, L.P., and Wells Capital Management Incorporated) on selected Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser. These sub-advisers provided the same services to the predecessor portfolios.

CORE PORTFOLIOS                                   NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------


 Portfolio                       Advisory Fee       Sub-adviser              Sub-Advisory Fee
 DISCIPLINED GROWTH PORTFOLIO      0.75%     SMITH ASSET MANAGEMENT                      0-175 million, 0.35%
                                                                                       175-225 million, 0.00%
                                                                                       225-500 million, 0.25%
                                                                              Greater than 500 million, 0.20%
 EQUITY INCOME PORTFOLIO           0.75%     WELLS CAPITAL MANAGEMENT                    0-200 million, 0.25%
                                                                                       200-400 million, 0.20%
                                                                              Greater than 400 million, 0.15%
 INDEX PORTFOLIO                   0.15%     WELLS CAPITAL MANAGEMENT                    0-200 million, 0.02%
                                                                              Greater than 200 million, 0.01%
 INTERNATIONAL PORTFOLIO           1.00%     SCHRODER CAPITAL MANAGEMENT                 0-100 million, 0.45%
                                                                                       100-200 million, 0.35%
                                                                                       200-600 million, 0.20%
                                                                             Greater than 600 million, 0.185%
 INTERNATIONAL EQUITY PORTFOLIO    1.00%     WELLS CAPITAL MANAGEMENT                    0-200 million, 0.35%
                                                                              Greater than 200 million, 0.25%

 LARGE CAP APPRECIATION
   PORTFOLIO                       0.70%     CADENCE CAPITAL MANAGEMENT                  0-250 million, 0.30%
                                                                                       250-500 million, 0.20%
                                                                               500 million - 1 billion, 0.15%
                                                                                Greater than 1 billion, 0.10%

 LARGE COMPANY GROWTH
   PORTFOLIO                       0.75%     PEREGRINE CAPITAL MANAGEMENT                 0-25 million, 0.75%
                                                                                         25-50 million, 0.60%
                                                                                        50-275 million, 0.50%
                                                                              Greater than 275 million, 0.30%
 SMALL CAP INDEX PORTFOLIO         0.25%     WELLS CAPITAL MANAGEMENT                    0-200 million, 0.02%
                                                                              Greater than 200 million, 0.01%
 SMALL CAP VALUE PORTFOLIO         0.90%     SMITH ASSET MANAGEMENT                      0-110 million, 0.45%
                                                                                       110-150 million, 0.00%
                                                                                       150-300 million, 0.30%
                                                                              Greater than 300 million, 0.25%

 SMALL COMPANY GROWTH
   PORTFOLIO                       0.90%     PEREGRINE CAPITAL MANAGEMENT                  0-50 million, 0.90%
                                                                                         50-180 million, 0.75%
                                                                                        180-340 million, 0.65%
                                                                                        340-685 million, 0.50%
                                                                                        685-735 million, 0.52%
                                                                                Greater than 735 million 0.55%

 SMALL COMPANY VALUE
   PORTFOLIO                       0.90%     PEREGRINE CAPITAL MANAGEMENT                 0-175 million, 0.50%
                                                                               Greater than 175 million, 0.75%

4.  OTHER FEES AND TRANSACTIONS WITH AFFILIATES

     Currently there are no administration fees charged to the Portfolios at the core level. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios' foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets, with the exception of the International and International Equity Portfolios. Wells Fargo Bank, MN receives a fee with respect to the International and International Equity Portfolios at an annual rate of 0.25% of each Portfolio's average daily net assets.

NOTES TO FINANCIAL STATEMENTS                                   CORE PORTFOLIOS
-------------------------------------------------------------------------------

Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

5. WAIVED FEES AND REIMBURSED EXPENSES

     For the period ended March 31, 2002, fees waived by Funds Management were as follows:


      Portfolio                                                           Fees Waived by Funds Management
      DISCIPLINED GROWTH PORTFOLIO                                                 $   66,142
      EQUITY INCOME PORTFOLIO                                                       1,202,110
      INDEX PORTFOLIO                                                                 406,717
      INTERNATIONAL PORTFOLIO                                                          19,361
      INTERNATIONAL EQUITY PORTFOLIO                                                   14,614
      LARGE CAP APPRECIATION PORTFOLIO                                                 72,064
      LARGE COMPANY GROWTH PORTFOLIO                                                   24,441
      SMALL CAP INDEX PORTFOLIO                                                         4,653
      SMALL CAP VALUE PORTFOLIO                                                         5,084
      SMALL COMPANY GROWTH PORTFOLIO                                                    8,234
      SMALL COMPANY VALUE PORTFOLIO                                                   164,459

6. INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the period ended March 31, 2002 were as follows:

                          AGGREGATE PURCHASES AND SALES

      Portfolio                                                         Purchases at Cost   Sales Proceeds
      DISCIPLINED GROWTH PORTFOLIO                                           $ 61,814,777    $ 79,885,285
      EQUITY INCOME PORTFOLIO                                                 110,672,379     163,194,445
      INDEX PORTFOLIO                                                          25,134,624      27,974,440
      INTERNATIONAL PORTFOLIO                                                 313,355,880     332,015,123
      INTERNATIONAL EQUITY PORTFOLIO                                           80,235,389      23,161,583
      LARGE CAP APPRECIATION PORTFOLIO                                         52,498,730      43,481,972
      LARGE COMPANY GROWTH PORTFOLIO                                          351,356,018     155,719,000
      SMALL CAP INDEX PORTFOLIO                                                12,594,344      11,527,159
      SMALL CAP VALUE PORTFOLIO                                               115,118,931      88,795,844
      SMALL COMPANY GROWTH PORTFOLIO                                          578,171,044     562,547,644
      SMALL COMPANY VALUE PORTFOLIO                                            79,052,874      89,472,084

CORE PORTFOLIOS                                   NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

     The following table provides basic information about the Board of Trustees ("Trustees") of Wells Fargo Funds Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 95 funds comprising Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                            POSITION HELD AND     PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE *** PAST FIVE YEARS                       OTHER DIRECTORSHIPS
   Robert C. Brown          Trustee               Retired. Director, Federal Farm       None
   70                       since 1992            Credit Banks Funding
                                                  Corporation and Farm Credit
                                                  System Financial Assistance
                                                  Corporation until February 1999.

   W. Rodney Hughes         Trustee               Private Investor.                     Barclays Global Investors
   75                       since 1987                                                  Funds/Master Investment
                                                                                        Portfolio, 23 portfolios.

   J. Tucker Morse          Trustee               Private Investor/Real Estate          None
   57                       since 1987            Developer; Chairman of White
                                                  Point Capital, LLC.

NON-INTERESTED TRUSTEES

                            POSITION HELD AND     PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE *** PAST FIVE YEARS                       OTHER DIRECTORSHIPS
   Thomas S. Goho           Trustee               Wake Forest University,               None
    59                      since 1987            Calloway School of Business
                                                  and Accountantcy, Benson-Pruitt
                                                  Professorship since 1999,
                                                  Associate Professor of Finance
                                                  1994 - 1999.

   Peter G. Gordon          Trustee               Chairman, CEO, and                    None
   59                       since 1998            Co-Founder of Crystal Geyser
                            (Lead Trustee         Water Company and President of
                            since 2001)           Crystal Geyser Roxane Water
                                                  Company.

   Richard M. Leach         Trustee               President of Richard M. Leach         None
   68                       since 1987            Associates (a financial
                                                  consulting firm).

   Timothy J. Penny         Trustee               Senior Counselor to the public        None
   50                       since 1996            relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute, Minneapolis,
                                                  Minnesota (a public policy
                                                  organization).

   Donald C. Willeke        Trustee               Principal in the law firm of          None
   61                       since 1996            Willeke & Daniels.

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
-------------------------------------------------------------------------------

OFFICERS


                            POSITION HELD AND     PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE     PAST FIVE YEARS                      OTHER DIRECTORSHIPS

   Michael J. Hogan         President             Executive Vice President of          None
   43                       Since 2000            Wells Fargo Bank, N.A.
                                                  President of Wells Fargo Funds
                                                  Management, LLC since March
                                                  2001. Senior Vice President
                                                  of Wells Fargo Bank, N.A.
                                                  from April 1997 to July 1999.
                                                  Vice President of American
                                                  Express Financial Advisors
                                                  until April 1997.

   Karla M. Rabush          Treasurer             Senior Vice President of Wells       None
   42                       Since 2000            Fargo Bank, N.A. Senior Vice
                                                  President and Chief Administrative
                                                  Officer of Wells Fargo Funds
                                                  Management, LLC since March
                                                  2001. Vice President of Wells
                                                  Fargo Bank, N.A. from
                                                  December 1997 to May 2000.
                                                  Prior thereto, Director of
                                                  Managed Assets Investment
                                                  Accounting of American Express
                                                  Financial Advisors until
                                                  November 1997.

   C. David Messman         Secretary             Vice President and Senior            None
   41                       Since 2000            Counsel of Wells Fargo Bank,
                                                   N.A. Vice President and Secretary
                                                  of Wells Fargo Funds Management,
                                                  LLC since March 2001.


 * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

FUNDS                                                   LIST OF ABBREVIATIONS
-----------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

         ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS
         ADR        -- AMERICAN DEPOSITORY RECEIPTS
         AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
         AMT        -- ALTERNATIVE MINIMUM TAX
         ARM        -- ADJUSTABLE RATE MORTGAGES
         BART       -- BAY AREA RAPID TRANSIT
         CDA        -- COMMUNITY DEVELOPMENT AUTHORITY
         CDSC       -- CONTINGENT DEFERRED SALES CHARGE
         CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY
         CGY        -- CAPITAL GUARANTY CORPORATION
         CMT        -- CONSTANT MATURITY TREASURY
         COFI       -- COST OF FUNDS INDEX
         CONNIE LEE -- CONNIE LEE INSURANCE COMPANY
         COP        -- CERTIFICATE OF PARTICIPATION
         CP         -- COMMERCIAL PAPER
         CTF        -- COMMON TRUST FUND
         DW&P       -- DEPARTMENT OF WATER & POWER
         DWR        -- DEPARTMENT OF WATER RESOURCES
         EDFA       -- EDUCATION FINANCE AUTHORITY
         FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION
         FHA        -- FEDERAL HOUSING AUTHORITY
         FHLB       -- FEDERAL HOME LOAN BANK
         FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
         FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
         FRN        -- FLOATING RATE NOTES
         FSA        -- FINANCIAL SECURITY ASSURANCE, INC
         GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
         GO         -- GENERAL OBLIGATION
         HFA        -- HOUSING FINANCE AUTHORITY
         HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY
         IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY
         LIBOR      -- LONDON INTERBANK OFFERED RATE
         LLC        -- LIMITED LIABILITY CORPORATION
         LOC        -- LETTER OF CREDIT
         LP         -- LIMITED PARTNERSHIP
         MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION
         MFHR       -- MULTI-FAMILY HOUSING REVENUE
         MUD        -- MUNICIPAL UTILITY DISTRICT
         MTN        -- MEDIUM TERM NOTE
         PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY
         PCR        -- POLLUTION CONTROL REVENUE
         PFA        -- PUBLIC FINANCE AUTHORITY
         PLC        -- PRIVATE PLACEMENT
         PSFG       -- PUBLIC SCHOOL FUND GUARANTY
         RAW        -- REVENUE ANTICIPATION WARRANTS
         RDA        -- REDEVELOPMENT AUTHORITY
         RDFA       -- REDEVELOPMENT FINANCE AUTHORITY
         R&D        -- RESEARCH & DEVELOPMENT
         SFMR       -- SINGLE FAMILY MORTGAGE REVENUE
         TBA        -- TO BE ANNOUNCED
         TRAN       -- TAX REVENUE ANTICIPATION NOTES
         USD        -- UNIFIED SCHOOL DISTRICT
         V/R        -- VARIABLE RATE
         WEBS       -- WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL
PLEASE EXPEDITE

                                    PRSRT STD
                                   U.S. POSTAGE
                                       PAID
                                    CANTON, MA
                                    PERMIT #313


MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS.

THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.


SAR 001 (03/02)